UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-4556
                                  ----------------------------------------------

             IDEX Mutual Funds
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             570 Carillon Parkway, St. Petersburg, Florida 33716
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             John K. Carter, Esq., P.O. Box 5068, Clearwater, Florida 33758-5068
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 299-1800
                                                   ------------------
Date of fiscal year end:  11/30/03
                        -----------------
Date of reporting period:  11/01/02 - 04/30/03
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1 (REPORT TO SHAREHOLDERS): The Semi-Annual Report is attached.

IDEX Mutual Funds
Semi-Annual Report
April 30, 2003

We are pleased to present our semi-annual report covering the period of November 1st, 2002 through April 30th, 2003. The Securities and Exchange Commission requires this report to be sent to our shareholders on a semi-annual basis. The following pages provide a comprehensive view of the investments of each fund as well as the detailed performance and accounting data. The report also provides a discussion of the accounting policies for the funds in addition to any matters presented to the shareholders which may have required their vote.

Please contact your financial representative if you have any questions about the contents of this report. We thank you for your continued trust and support in IDEX Mutual Funds.

                            [LOGO] IDEX MUTUAL FUNDS
                  P.O. Box 9015  Clearwater, FL  33758-9015
                     Customer Service 1-888-233-IDEX (4339)
                               www.idexfunds.com
                    Distributor: AFSG Securities Corporation

                      [This Page Intentionally Left Blank]

IDEX Asset Allocation-Conservative Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares           Value
-------------------------------------------------------------------------------
MUTUAL FUNDS (98.1%) (b)
Aggressive (16.6%)
  IDEX Great Companies-America(SM)(a)                  409,795      $   3,266
  IDEX Great Companies-Technology(SM)(a)             1,279,961          3,661
  IDEX Isabelle Small Cap Value (a)                    168,902          1,586
  IDEX Janus Growth (a)                                 87,379          1,495
  IDEX T. Rowe Price Health Sciences (a)                24,637            216
  IDEX T. Rowe Price Tax-Efficient Growth (a)          660,665          5,642
  IDEX Transamerica Equity (a)                         490,659          2,890
  IDEX Transamerica Growth
    Opportunities (a)                                  724,007          3,562
Balanced (3.2%)
  IDEX Clarion Real Estate Securities (a)              401,616          4,257
Conservative (14.6%)
  IDEX Janus Growth & Income (a)                       506,137          3,827
  IDEX Marsico Growth (a)                              447,931          3,346
  IDEX Salomon All Cap (a)                             313,992          3,545
  IDEX Salomon Investors Value                         841,797          8,948
Fixed-Income (55.3%)
  IDEX Janus Flexible Income                         1,326,308      $  13,621
  IDEX PIMCO Real Return TIPS                          778,727          7,616
  IDEX PIMCO Total Return                              795,475          8,408
IDEX Transamerica Conservative
  High-Yield Bond                                    2,767,693         24,273
  IDEX Transamerica Convertible Securities           2,008,134         20,302
International (3.9%)
  IDEX American Century International (a)              101,329            688
  IDEX Great Companies-Global2 (a)                     748,581          4,514
Money Market (4.5%)
  IDEX Transamerica Money Market                     6,090,838          6,091
                                                                    ---------
Total Mutual Funds (cost: $126,813)                                   131,754
                                                                    ---------
Total Investment Securities (cost: $126,813)                        $ 131,754
                                                                    =========
SUMMARY:
  Investments, at market value                            98.1%     $ 131,754
  Other assets in excess of liabilities                    1.9%         2,544
                                                     ---------      ---------
  Net assets                                             100.0%     $ 134,298
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b) The fund invests its assets in Class A shares of underlying IDEX Mutual Funds, which are affiliates of the fund.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                   Asset Allocation-Conservative Portfolio 1

IDEX Asset Allocation-Conservative Portfolio

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $126,813)         $131,754
  Cash                                                                 800
  Receivables:
     Shares of beneficial interest sold                              2,752
     Due from investment adviser                                        21
  Other                                                                  1
                                                                  --------
                                                                   135,328
                                                                  --------
Liabilities:
  Investment securities purchased                                      800
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                            137
     Distribution fees                                                  55
     Transfer agent fees and expenses                                   24
  Other                                                                 14
                                                                  --------
                                                                     1,030
                                                                  --------
Net Assets                                                        $134,298
                                                                  ========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized      $129,660
  Undistributed net investment income (loss)                           212
  Accumulated net realized gain (loss) from investments               (515)
  Net unrealized appreciation (depreciation) of
     investments                                                     4,941
                                                                  --------
Net Assets                                                        $134,298
                                                                  ========
Shares Outstanding:
  Class A                                                            2,447
  Class B                                                            6,236
  Class C                                                            1,698
  Class L                                                            2,867
  Class M                                                              698
Net Asset Value Per Share:
  Class A                                                         $   9.64
  Class B                                                             9.63
  Class C                                                             9.63
  Class L                                                             9.63
  Class M                                                             9.63
Maximum Offering Price Per Share (1):
  Class A                                                         $  10.20
  Class M                                                             9.73

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                               $     1
  Dividends                                                1,114
                                                         -------
                                                           1,115
                                                         -------
Expenses:
  Management and advisory fees                                41
  Transfer agent fees and expenses                            69
  Custody fees                                                14
  Administration fees                                         16
  Registration fees                                           61
  Trustees fees and expenses                                   2
  Professional fees                                           11
  Other                                                        9
  Distribution and service fees:
     Class A                                                   -
     Class B                                                 124
     Class C                                                  46
     Class L                                                  31
     Class M                                                  16
                                                         -------
  Total Expenses                                             440
  Less reimbursements by the investment adviser              (36)
                                                         -------
  Net Expenses                                               404
                                                         -------
Net Investment Income (Loss)                                 711
                                                         -------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities         (357)
  Net unrealized appreciation (depreciation) on
     investment securities                                 5,712
                                                         -------
Net Gain (Loss) on Investments                             5,355
                                                         -------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                        $ 6,066
                                                         =======

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                   Asset Allocation-Conservative Portfolio 2

IDEX Asset Allocation-Conservative Portfolio

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                   April 30,
                                                      2003        October 31,
                                                  (unaudited)       2002 (a)
                                                --------------- ---------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                    $      711     $     95
  Net realized gain (loss) on investment
     securities                                         (357)        (158)
  Net unrealized appreciation (depreciation)
     on investment securities                          5,712         (771)
                                                  ----------     --------
                                                       6,066         (834)
                                                  ----------     --------
Distributions to Shareholders:
  From net investment income:
     Class A                                            (187)          --
     Class B                                            (229)          --
     Class C                                             (98)          --
     Class L                                             (35)          --
     Class M                                             (48)          --
                                                  ----------     --------
                                                        (597)          --
                                                  ----------     --------
  From net realized gains:
     Class A                                              --           --
     Class B                                              --           --
     Class C                                              --           --
     Class L                                              --           --
     Class M                                              --           --
                                                  ----------     --------
                                                          --           --
                                                  ----------     --------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                          17,728       10,560
     Class B                                          38,050       25,680
     Class C                                           7,020       12,651
     Class L                                          27,642           --
     Class M                                           2,276        5,738
                                                  ----------     --------
                                                      92,716       54,629
                                                  ----------     --------
  Dividends and distributions reinvested:
     Class A                                             165           --
     Class B                                             194           --
     Class C                                              76           --
     Class L                                              26           --
     Class M                                              43           --
                                                  ----------     --------
                                                         504           --
                                                  ----------     --------
  Cost of shares redeemed:
     Class A                                          (4,753)        (883)
     Class B                                          (3,850)      (2,125)
     Class C                                          (3,450)        (495)
     Class L                                          (1,070)          --
     Class M                                            (991)        (569)
                                                  ----------     --------
                                                     (14,114)      (4,072)
                                                  ----------     --------
                                                      79,106       50,557
                                                  ----------     --------
Net increase (decrease) in net assets                 84,575       49,723
                                                  ----------     --------
Net Assets:
  Beginning of period                                 49,723           --
                                                  ----------     --------
  End of period                                   $  134,298     $ 49,723
                                                  ==========     ========
Undistributed Net Investment Income (Loss)        $      212     $     98
                                                  ==========     ========

Share Activity:
  Shares issued during the period:
     Class A                                           1,912        1,124
     Class B                                           4,103        2,765
     Class C                                             760        1,355
     Class L                                           2,979           --
     Class M                                             247          615
                                                  ----------     --------
                                                      10,001        5,859
                                                  ----------     --------
  Shares issued-reinvested from distributions:
     Class A                                              18           --
     Class B                                              21           --
     Class C                                               8           --
     Class L                                               3           --
     Class M                                               5           --
                                                  ----------     --------
                                                          55           --
                                                  ----------     --------
  Shares redeemed during the period:
     Class A                                            (512)         (95)
     Class B                                            (420)        (233)
     Class C                                            (371)         (54)
     Class L                                            (115)          --
     Class M                                            (106)         (63)
                                                  ----------     --------
                                                      (1,524)        (445)
                                                  ----------     --------
Net increase (decrease) in shares outstanding          8,532        5,414
                                                  ==========     ========

(a) Commenced operations on March 1, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                   Asset Allocation-Conservative Portfolio 3

IDEX Asset Allocation-Conservative Portfolio

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout each period
                         -------------------------------------------------------------
                                                   Investment Operations
                                     -------------------------------------------------
                          Net Asset
              For the       Value,           Net           Net Realized
              Period      Beginning       Investment      and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss) (a)     Gain (Loss)    Operations
          -------------- ----------- ------------------- ---------------- ------------
Class A   04/30/2003       $  9.22        $   0.10           $   0.45       $   0.55
          10/31/2002         10.00            0.07              (0.85)         (0.78)
------------------------------------------------------------------------------------
Class B   04/30/2003          9.18            0.07               0.44           0.51
          10/31/2002         10.00            0.03              (0.85)         (0.82)
------------------------------------------------------------------------------------
Class C   04/30/2003          9.18            0.07               0.44           0.51
          10/31/2002         10.00            0.03              (0.85)         (0.82)
------------------------------------------------------------------------------------
Class L   04/30/2003          9.19            0.06               0.44           0.50
------------------------------------------------------------------------------------
Class M   04/30/2003          9.18            0.07               0.46           0.53
          10/31/2002         10.00            0.04              (0.86)         (0.82)
------------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A    $   (0.13)     $  --     $   (0.13)     $   9.64
                  --         --            --          9.22
-----------------------------------------------------------
Class B        (0.06)        --         (0.06)         9.63
                  --         --            --          9.18
-----------------------------------------------------------
Class C        (0.06)        --         (0.06)         9.63
                  --         --            --          9.18
-----------------------------------------------------------
Class L        (0.06)        --         (0.06)         9.63
-----------------------------------------------------------
Class M        (0.08)        --         (0.08)         9.63
                  --         --            --          9.18
-----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          6.04%        $ 23,578        0.45%        0.54%            2.24%          18.56%
          10/31/2002         (7.80)           9,482        0.45         1.21             1.27            8.33
--------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          5.64           60,046        1.10         1.19             1.59           18.56
          10/31/2002         (8.20)          23,229        1.10         1.86             0.62            8.33
--------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          5.64           16,345        1.10         1.19             1.59           18.56
          10/31/2002         (8.20)          11,940        1.10         1.86             0.62            8.33
--------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          5.52           27,612        1.10         1.19             1.59           18.56
--------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          5.75            6,717        1.00         1.09             1.69           18.56
          10/31/2002         (8.20)           5,072        1.00         1.76             0.72            8.33
--------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                   Asset Allocation-Conservative Portfolio 4

IDEX Asset Allocation-Conservative Portfolio

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a) Recognition of net investment income is affected by the timing of dividend declarations by the investee funds. Expenses of the investee funds are excluded from the expense ratios. Ratios of Expenses and Net Investment Income (Loss) to Average Net Assets are annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Asset Allocation-Conservative Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class L is November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                   Asset Allocation-Conservative Portfolio 5

IDEX Asset Allocation-Conservative Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Asset Allocation-Conservative Portfolio ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2002. On March 3, 2003, the Fund changed its name from IDEX Conservative Asset Allocation to IDEX Asset Allocation-Conservative Portfolio.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of the Fund. The net asset values of the underlying portfolios are determined after the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.10% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.45% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

In addition, the underlying Fund's Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds' Class A 12b-1 fees.

ATFA has entered into consultant agreements with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus. AEGON USA Investments Management, Inc., Transamerica Investment

IDEX Mutual Funds
Semi-Annual Report 2003

                   Asset Allocation-Conservative Portfolio 6

IDEX Asset Allocation-Conservative Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisors to other funds within IDEX Mutual Funds.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 436
     Retained by Underwriter         57
     Contingent Sales Charges        83

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 93,948
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  15,387
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
   $     151    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                           $ 126,959
                                                 =========
Unrealized Appreciation                          $   4,828
Unrealized (Depreciation)                              (33)
                                                 ---------
Net Unrealized Appreciation (Depreciation)       $   4,795
                                                 =========

IDEX Mutual Funds
Semi-Annual Report 2003

                   Asset Allocation-Conservative Portfolio 7

IDEX Asset Allocation-Growth Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares          Value
------------------------------------------------------------------------------
MUTUAL FUNDS (97.4%) (b)
Aggressive (46.8%)
  IDEX Great Companies-America(SM)(a)                  538,331      $  4,290
  IDEX Great Companies-Technology(SM)(a)               740,095         2,117
  IDEX Isabelle Small Cap Value (a)                    714,958         6,713
  IDEX Janus Growth (a)                                172,109         2,945
  IDEX T. Rowe Price Health Sciences (a)               328,806         2,884
  IDEX T. Rowe Price Tax-Efficient Growth (a)          471,701         4,028
  IDEX Transamerica Equity (a)                       1,720,199        10,132
  IDEX Transamerica Growth
    Opportunities (a)                                1,003,111         4,935
Balanced (3.3%)
  IDEX Clarion Real Estate Securities (a)              254,324         2,696
Conservative (37.5%)
  IDEX Janus Growth & Income (a)                       376,543      $  2,848
  IDEX Marsico Growth (a)                              694,513         5,188
  IDEX Salomon All Cap (a)                             358,447         4,047
  IDEX Salomon Investors Value                       1,735,010        18,443
International (9.8%)
  IDEX American Century International (a)              764,424         5,190
  IDEX Great Companies-Global2 (a)                     457,035         2,756
                                                                    --------
Total Mutual Funds (cost: $79,069)                                    79,212
                                                                    --------
Total Investment Securities (cost: $79,069)                         $ 79,212
                                                                    ========
SUMMARY:
 Investments, at market value                             97.4%     $ 79,212
 Other assets in excess of liabilities                     2.6%        2,125
                                                     ---------      --------
 Net assets                                              100.0%     $ 81,337
                                                     =========      ========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b) The fund invests its assets in Class A shares of underlying IDEX Mutual Funds, which are affiliates of the fund.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Asset Allocation-Growth 1

IDEX Asset Allocation-Growth Portfolio

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value
     (cost: $79,069)                                                $ 79,212
  Cash                                                                   777
  Receivables:
     Shares of beneficial interest sold                                2,718
     Due from investment adviser                                          48
                                                                    --------
                                                                      82,755
                                                                    --------
Liabilities:
  Investment securities purchased                                        777
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                              564
     Distribution fees                                                    30
     Transfer agent fees and expenses                                     33
  Other                                                                   14
                                                                    --------
                                                                       1,418
                                                                    --------
Net Assets                                                          $ 81,337
                                                                    ========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 82,294
  Accumulated net investment income (loss)                              (148)
  Accumulated net realized gain (loss) from investments                 (952)
  Net unrealized appreciation (depreciation) of
     investments                                                         143
                                                                    --------
Net Assets                                                          $ 81,337
                                                                    ========
Shares Outstanding:
  Class A                                                              2,162
  Class B                                                              3,922
  Class C                                                              1,049
  Class L                                                              2,155
  Class M                                                                626
Net Asset Value Per Share:
  Class A                                                           $   8.26
  Class B                                                               8.19
  Class C                                                               8.19
  Class L                                                               8.19
  Class M                                                               8.20
Maximum Offering Price Per Share (1):
  Class A                                                           $   8.74
  Class M                                                               8.28

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       1
  Dividends                                                                84
                                                                    ---------
                                                                           85
                                                                    ---------
Expenses:
  Management and advisory fees                                             25
  Transfer agent fees and expenses                                         99
  Custody fees                                                             12
  Administration fees                                                      15
  Registration fees                                                        50
  Trustees fees and expenses                                                1
  Professional fees                                                         9
  Other                                                                    12
  Distribution and service fees:
     Class A                                                               --
     Class B                                                               62
     Class C                                                               28
     Class L                                                               19
     Class M                                                               13
                                                                    ---------
  Total Expenses                                                          345
  Less reimbursements by the investment adviser                          (112)
                                                                    ---------
  Net Expenses                                                            233
                                                                    ---------
Net Investment Income (Loss)                                             (148)
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                      (236)
  Net unrealized appreciation (depreciation) on
     investment securities                                              3,101
                                                                    ---------
Net Gain (Loss) on Investments                                          2,865
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   2,717
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Asset Allocation-Growth 2

IDEX Asset Allocation-Growth Portfolio

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                   April 30,
                                                      2003        October 31,
                                                  (unaudited)       2002 (a)
                                                --------------- ---------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (148)     $     (87)
  Net realized gain (loss) on investment
    securities                                            (236)          (716)
  Net unrealized appreciation (depreciation)
    on investment securities                             3,101         (2,958)
                                                     ---------      ---------
                                                         2,717         (3,761)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
    Class A                                                 --             --
    Class B                                                 --             --
    Class C                                                 --             --
    Class L                                                 --             --
    Class M                                                 --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
    Class A                                                 --             --
    Class B                                                 --             --
    Class C                                                 --             --
    Class L                                                 --             --
    Class M                                                 --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                              9,974         10,067
    Class B                                             21,822         12,627
    Class C                                              3,263          9,331
    Class L                                             17,570             --
    Class M                                              1,551          5,274
                                                     ---------      ---------
                                                        54,180         37,299
                                                     ---------      ---------
  Dividends and distributions reinvested:
    Class A                                                 --             --
    Class B                                                 --             --
    Class C                                                 --             --
    Class L                                                 --             --
    Class M                                                 --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
    Class A                                             (1,100)          (607)
    Class B                                             (1,180)          (757)
    Class C                                             (2,851)          (656)
    Class L                                               (590)            --
    Class M                                             (1,010)          (347)
                                                     ---------      ---------
                                                        (6,731)        (2,367)
                                                     ---------      ---------
                                                        47,449         34,932
                                                     ---------      ---------
Net increase (decrease) in net assets                   50,166         31,171
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   31,171             --
                                                     ---------      ---------
  End of period                                      $  81,337      $  31,171
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (148)     $      --
                                                     =========      =========

Share Activity:
  Shares issued during the period:
    Class A                                              1,247          1,126
    Class B                                              2,750          1,416
    Class C                                                405          1,085
    Class L                                              2,230             --
    Class M                                                195            598
                                                     ---------      ---------
                                                         6,827          4,225
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
    Class A                                                 --             --
    Class B                                                 --             --
    Class C                                                 --             --
    Class L                                                 --             --
    Class M                                                 --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
    Class A                                               (138)           (73)
    Class B                                               (150)           (94)
    Class C                                               (361)           (80)
    Class L                                                (75)            --
    Class M                                               (125)           (42)
                                                     ---------      ---------
                                                          (849)          (289)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            5,978          3,936
                                                     =========      =========

(a)   Commenced operations on March 1, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Asset Allocation-Growth 3

IDEX Asset Allocation-Growth Portfolio

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout each period
                         -------------------------------------------------------------
                                                   Investment Operations
                                     -------------------------------------------------
                          Net Asset
              For the       Value,           Net           Net Realized
              Period      Beginning       Investment      and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss) (a)     Gain (Loss)    Operations
          -------------- ----------- ------------------- ---------------- ------------
Class A   04/30/2003       $  7.95        $     --           $   0.31       $   0.31
          10/31/2002         10.00           (0.02)             (2.03)         (2.05)
------------------------------------------------------------------------------------
Class B   04/30/2003          7.91              --               0.28           0.28
          10/31/2002         10.00           (0.06)             (2.03)         (2.09)
------------------------------------------------------------------------------------
Class C   04/30/2003          7.91              --               0.28           0.28
          10/31/2002         10.00           (0.04)             (2.05)         (2.09)
------------------------------------------------------------------------------------
Class L   04/30/2003          7.86              --               0.33           0.33
------------------------------------------------------------------------------------
Class M   04/30/2003          7.91              --               0.29           0.29
          10/31/2002         10.00           (0.05)             (2.04)         (2.09)
------------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --       $  --        $  --       $   8.26
                 --          --           --           7.95
-----------------------------------------------------------
Class B          --          --           --           8.19
                 --          --           --           7.91
-----------------------------------------------------------
Class C          --          --           --           8.19
                 --          --           --           7.91
-----------------------------------------------------------
Class L          --          --           --           8.19
-----------------------------------------------------------
Class M          --          --           --           8.20
                 --          --           --           7.91
-----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          3.90%        $ 17,860        0.45%        0.90%           (0.11)%          6.44%
          10/31/2002        (20.50)           8,368        0.45         1.65            (0.44)          31.23
--------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          3.54           32,111        1.10         1.55            (0.76)           6.44
          10/31/2002        (20.90)          10,452        1.10         2.30            (1.09)          31.23
--------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          3.54            8,589        1.10         1.55            (0.76)           6.44
          10/31/2002        (20.90)           7,948        1.10         2.30            (1.09)          31.23
--------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          4.20           17,644        1.10         1.55            (0.76)           6.44
--------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          3.67            5,133        1.00         1.45            (0.66)           6.44
          10/31/2002        (20.90)           4,403        1.00         2.20            (0.99)          31.23
--------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Asset Allocation-Growth 4

IDEX Asset Allocation-Growth Portfolio

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a) Recognition of net investment income is affected by the timing of dividend declarations by the investee funds. Expenses of the investee funds are excluded from the expense ratios. Ratios of Net Investment Income (Loss) and Expenses to Average Net Assets are annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Asset Allocation-Growth Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Asset Allocation-Growth 5

IDEX Asset Allocation-Growth Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Asset Allocation-Growth Portfolio ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2002. On March 3, 2003, the Fund changed its name from IDEX Aggressive Asset Allocation to IDEX Asset Allocation-Growth Portfolio.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of the Fund. The net asset values of the underlying portfolios are determined after the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Security transactions and investment income: Security transactions are recorded for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.10% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.45% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

In addition, the underlying Fund's Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds' Class A 12b-1 fees.

ATFA has entered into a consultant agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus. AEGON USA Investments Management, Inc., Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisors to other funds within IDEX Mutual Funds.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Asset Allocation-Growth 6

IDEX Asset Allocation-Growth Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 260
     Retained by Underwriter         32
     Contingent Sales Charges        14

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 49,616
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                   3,213
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
$     716       October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                           $  79,108
                                                 =========
Unrealized Appreciation                          $   1,113
Unrealized (Depreciation)                           (1,009)
                                                 ---------
Net Unrealized Appreciation (Depreciation)       $     104
                                                 =========

IDEX Mutual Funds
Semi-Annual Report 2003

                           Asset Allocation-Growth 7

IDEX Asset Allocation-Moderate Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares           Value
-------------------------------------------------------------------------------
MUTUAL FUNDS (98.0%) (b)
Aggressive (26.3%)
  IDEX Great Companies-America(SM)(a)                1,016,526      $   8,102
  IDEX Great Companies-Technology(SM)(a)             1,938,427          5,544
  IDEX Isabelle Small Cap Value (a)                    987,878          9,276
  IDEX Janus Growth (a)                                153,370          2,624
  IDEX T. Rowe Price Health Sciences (a)               346,484          3,039
  IDEX T. Rowe Price Tax-Efficient Growth (a)        1,199,375         10,243
  IDEX Transamerica Equity (a)                       3,130,449         18,438
  IDEX Transamerica Growth
    Opportunities (a)                                1,819,651          8,953
Balanced (4.5%)
  IDEX Clarion Real Estate Securities (a)            1,055,174         11,185
Conservative (21.4%)
  IDEX Janus Growth & Income (a)                     1,266,947          9,578
  IDEX Marsico Growth (a)                            1,199,843          8,963
  IDEX Salomon All Cap (a)                             432,346          4,881
  IDEX Salomon Investors Value                       2,855,066         30,349
Fixed-Income (38.8%)
  IDEX Janus Flexible Income                         2,192,047      $  22,512
  IDEX PIMCO Real Return TIPS                          696,220          6,809
  IDEX PIMCO Total Return                            1,040,841         11,002
  IDEX Transamerica Conservative
    High-Yield Bond                                  3,640,527         31,927
  IDEX Transamerica Convertible Securities           2,493,093         25,205
International (4.4%)
  IDEX American Century International (a)            1,000,850          6,796
  IDEX Great Companies-Global2 (a)                     718,025          4,330
Money Market (2.6%)
  IDEX Transamerica Money Market                     6,438,339          6,438
                                                                    ---------
Total Mutual Funds (cost: $240,412)                                   246,194
                                                                    ---------
Total Investment Securities (cost: $240,412)                        $ 246,194
                                                                    =========
SUMMARY:
 Investments, at market value                             98.0%     $ 246,194
 Other assets in excess of liabilities                     2.0%         5,070
                                                    ----------      ---------
 Net assets                                              100.0%     $ 251,264
                                                    ==========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b) The fund invests its assets in Class A shares of underlying IDEX Mutual Funds, which are affiliates of the fund.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                     Asset Allocation-Moderate Portfolio 1

IDEX Asset Allocation-Moderate Portfolio

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $240,412)      $  246,194
  Cash                                                              1,352
  Receivables:
     Shares of beneficial interest sold                             5,503
  Other                                                                 3
                                                               ----------
                                                                  253,052
                                                               ----------
Liabilities:
  Investment securities purchased                                   1,352
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                           255
     Management and advisory fees                                      12
     Distribution fees                                                102
     Transfer agent fees and expenses                                  47
  Other                                                                20
                                                               ----------
                                                                    1,788
                                                               ----------
Net Assets                                                     $  251,264
                                                               ==========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized   $  246,819
  Undistributed net investment income (loss)                          382
  Accumulated net realized gain (loss) from investments            (1,719)
  Net unrealized appreciation (depreciation) of
     investments                                                    5,782
                                                               ----------
Net Assets                                                     $  251,264
                                                               ==========
Shares Outstanding:
  Class A                                                           4,659
  Class B                                                          10,844
  Class C                                                           3,754
  Class L                                                           6,823
  Class M                                                           1,477
Net Asset Value Per Share:
  Class A                                                      $     9.14
  Class B                                                            9.12
  Class C                                                            9.12
  Class L                                                            9.12
  Class M                                                            9.12
Maximum Offering Price Per Share (1):
  Class A shares                                               $     9.67
  Class M shares                                                     9.21

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                              $       3
  Dividends                                                 1,591
                                                        ---------
                                                            1,594
                                                        ---------
Expenses:
  Management and advisory fees                                 80
  Transfer agent fees and expenses                            152
  Custody fees                                                 18
  Administration fees                                          16
  Registration fees                                            74
  Trustees fees and expenses                                    4
  Professional fees                                            14
  Other                                                        19
  Distribution and service fees:
     Class A                                                   --
     Class B                                                  212
     Class C                                                  100
     Class L                                                   80
     Class M                                                   34
                                                        ---------
  Total Expenses                                              803
  Less reimbursements by the investment adviser               (14)
                                                        ---------
  Net Expenses                                                789
                                                        ---------
Net Investment Income (Loss)                                  805
                                                        ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities        (1,099)
  Net unrealized appreciation (depreciation) on
     investment securities                                  9,922
                                                        ---------
Net Gain (Loss) on Investments                              8,823
                                                        ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                       $   9,628
                                                        =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                     Asset Allocation-Moderate Portfolio 2

IDEX Asset Allocation-Moderate Portfolio

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                   April 30,
                                                      2003        October 31,
                                                  (unaudited)       2002 (a)
                                                --------------- ---------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                    $      805      $       83
  Net realized gain (loss) on investment
     securities                                       (1,099)           (620)
  Net unrealized appreciation (depreciation)
     on investment securities                          9,922          (4,140)
                                                  ----------      ----------
                                                       9,628          (4,677)
                                                  ----------      ----------
Distributions to Shareholders:
  From net investment income:
     Class A                                            (219)             --
     Class B                                            (148)             --
     Class C                                             (85)             --
     Class L                                             (21)             --
     Class M                                             (44)             --
                                                  ----------      ----------
                                                        (517)             --
                                                  ----------      ----------
  From net realized gains:
     Class A                                              --              --
     Class B                                              --              --
     Class C                                              --              --
     Class L                                              --              --
     Class M                                              --              --
                                                  ----------      ----------
                                                          --              --
                                                  ----------      ----------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                          29,695          20,382
     Class B                                          62,388          43,878
     Class C                                          10,672          28,947
     Class L                                          62,940              --
     Class M                                           4,350          12,877
                                                  ----------      ----------
                                                     170,045         106,084
                                                  ----------      ----------
  Dividends and distributions reinvested:
     Class A                                             200              --
     Class B                                             123              --
     Class C                                              61              --
     Class L                                              18              --
     Class M                                              41              --
                                                  ----------      ----------
                                                         443              --
                                                  ----------      ----------
  Cost of shares redeemed:
     Class A                                          (6,328)         (1,985)
     Class B                                          (6,281)         (2,810)
     Class C                                          (3,351)         (2,406)
     Class L                                          (2,808)             --
     Class M                                          (2,622)         (1,151)
                                                  ----------      ----------
                                                     (21,390)         (8,352)
                                                  ----------      ----------
                                                     149,098          97,732
                                                  ----------      ----------
Net increase (decrease) in net assets                158,209          93,055
                                                  ----------      ----------
Net Assets:
  Beginning of period                                 93,055              --
                                                  ----------      ----------
  End of period                                   $  251,264      $   93,055
                                                  ==========      ==========
Undistributed Net Investment Income (Loss)        $      382      $       94
                                                  ==========      ==========
Share Activity:
  Shares issued during the period:
     Class A                                           3,358           2,226
     Class B                                           7,075           4,793
     Class C                                           1,209           3,190
     Class L                                           7,144              --
     Class M                                             495           1,409
                                                  ----------      ----------
                                                      19,281          11,618
                                                  ----------      ----------
  Shares issued-reinvested from distributions:
     Class A                                              23              --
     Class B                                              14              --
     Class C                                               7              --
     Class L                                               2              --
     Class M                                               5              --
                                                  ----------      ----------
                                                          51              --
                                                  ----------      ----------
  Shares redeemed during the period:
     Class A                                            (722)           (226)
     Class B                                            (717)           (321)
     Class C                                            (382)           (270)
     Class L                                            (323)             --
     Class M                                            (299)           (133)
                                                  ----------      ----------
                                                      (2,443)           (950)
                                                  ----------      ----------
Net increase (decrease) in shares outstanding         16,889          10,668
                                                  ==========      ==========

(a) Commenced operations on March 1, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                     Asset Allocation-Moderate Portfolio 3

IDEX Asset Allocation-Moderate Portfolio

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout each period
                         -------------------------------------------------------------
                                                   Investment Operations
                                     -------------------------------------------------
                         Net Asset
            For the        Value,           Net           Net Realized
             Period      Beginning       Investment      and Unrealized      Total
          Ended (d)(g)   of Period   Income (Loss) (a)     Gain (Loss)    Operations
-------------------------------------------------------------------------------------
Class A   04/30/2003       $  8.76        $   0.07           $   0.39       $   0.46
          10/31/2002         10.00            0.04              (1.28)         (1.24)
------------------------------------------------------------------------------------
Class B   04/30/2003          8.71            0.04               0.39           0.43
          10/31/2002         10.00            0.01              (1.30)         (1.29)
------------------------------------------------------------------------------------
Class C   04/30/2003          8.71            0.04               0.39           0.43
          10/31/2002         10.00            0.01              (1.30)         (1.29)
------------------------------------------------------------------------------------
Class L   04/30/2003          8.71            0.04               0.39           0.43
------------------------------------------------------------------------------------
Class M   04/30/2003          8.72            0.03               0.40           0.43
          10/31/2002         10.00            0.01              (1.29)         (1.28)
------------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
------------------------------------------------------------
Class A    $   (0.08)     $  --     $   (0.08)     $   9.14
                  --         --            --          8.76
-----------------------------------------------------------
Class B        (0.02)        --         (0.02)         9.12
                  --         --            --          8.71
-----------------------------------------------------------
Class C        (0.02)        --         (0.02)         9.12
                  --         --            --          8.71
-----------------------------------------------------------
Class L        (0.02)        --         (0.02)         9.12
-----------------------------------------------------------
Class M        (0.03)        --         (0.03)         9.12
                  --         --            --          8.72
-----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
---------------------------------------------------------------------------------------------------------------
Class A   04/30/2003          5.24%        $ 42,565        0.45%        0.47%            1.52%          12.27%
          10/31/2002        (12.40)          17,517        0.45         0.78             0.83           11.95
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          5.00           98,833        1.10         1.12             0.87           12.27
          10/31/2002        (12.90)          38,969        1.10         1.43             0.18           11.95
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          5.00           34,210        1.10         1.12             0.87           12.27
          10/31/2002        (12.90)          25,444        1.10         1.43             0.18           11.95
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          5.00           62,192        1.10         1.12             0.87           12.27
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          4.97           13,464        1.00         1.02             0.97           12.27
          10/31/2002        (12.80)          11,125        1.00         1.33             0.28           11.95
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                     Asset Allocation-Moderate Portfolio 4

IDEX Asset Allocation-Moderate Portfolio

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a) Recognition of net investment income is affected by the timing of dividend delcarations by the investee funds. Expenses of the investee funds are excluded from the expense ratios. Ratios of Expenses and Net Investment Income (Loss) to Average Net Assets are annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Asset Allocation-Moderate Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                     Asset Allocation-Moderate Portfolio 5

IDEX Asset Allocation-Moderate Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Asset Allocation-Moderate Portfolio ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2002. On March 3, 2003, the Fund changed its name from IDEX Moderate Asset Allocation to IDEX Asset Allocation-Moderate Portfolio.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of the Fund. The net asset values of the underlying portfolios are determined after the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

  0.10% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

  0.45% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

In addition, the underlying Funds' Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds' Class A 12b-1 fees.

ATFA has entered into a consultant agreement with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus. AEGON USA Investments Management, Inc., Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisors to other funds within IDEX Mutual Funds.

IDEX Mutual Funds
Semi-Annual Report 2003

                     Asset Allocation-Moderate Portfolio 6

IDEX Asset Allocation-Moderate Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 888
     Retained by Underwriter        115
     Contingent Sales Charges       138

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 167,330
  U.S. Government                                           --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                   19,676
  U.S. Government                                           --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
   $     620    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $ 240,536
                                               =========
Unrealized Appreciation                        $   6,343
Unrealized (Depreciation)                           (685)
                                               ---------
Net Unrealized Appreciation (Depreciation)     $   5,658
                                               =========

IDEX Mutual Funds
Semi-Annual Report 2003

                     Asset Allocation-Moderate Portfolio 7

IDEX Asset Allocation-Moderate Growth Portfolio

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares           Value
-------------------------------------------------------------------------------
MUTUAL FUNDS (97.6%) (b)
Aggressive (34.2%)
IDEX Great Companies-America(SM)(a)                    862,628      $   6,875
IDEX Great Companies-Technology(SM)(a)               1,724,184          4,931
  IDEX Isabelle Small Cap Value (a)                  1,215,998         11,418
  IDEX Janus Growth (a)                                235,457          4,029
  IDEX T. Rowe Price Health Sciences (a)               563,176          4,939
  IDEX T. Rowe Price Tax-Efficient Growth (a)        1,199,610         10,245
  IDEX Transamerica Equity (a)                       3,828,239         22,548
  IDEX Transamerica Growth
    Opportunities (a)                                2,106,797         10,365
Balanced (4.5%)
  IDEX Clarion Real Estate Securities (a)              942,831          9,994
Conservative (28.5%)
  IDEX Janus Growth & Income (a)                     1,129,018          8,536
  IDEX Marsico Growth (a)                            1,508,041         11,265
  IDEX Salomon All Cap (a)                             553,733          6,252
  IDEX Salomon Investors Value                       3,466,394         36,848
Fixed-Income (23.1%)
  IDEX Janus Flexible Income                         1,296,233      $  13,312
  IDEX PIMCO Real Return TIPS                          514,057          5,027
  IDEX PIMCO Total Return                              871,061          9,207
  IDEX Transamerica Conservative
    High-Yield Bond                                  2,013,063         17,655
  IDEX Transamerica Convertible Securities             560,612          5,668
International (7.3%)
  IDEX American Century International (a)            1,543,534         10,481
  IDEX Great Companies-Global2 (a)                     933,028          5,626
                                                                    ---------
Total Mutual Funds (cost: $212,285)                                   215,221
                                                                    ---------
Total Investment Securities (cost: $212,285)                        $ 215,221
                                                                    =========
SUMMARY:
 Investments, at market value                             97.6%     $ 215,221
 Other assets in excess of liabilities                     2.4%         5,360
                                                    ----------      ---------
 Net assets                                              100.0%     $ 220,581
                                                    ==========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) No dividends were paid during the preceding twelve months.

(b) The fund invests its assets in Class A shares of underlying IDEX Mutual Funds, which are affiliates of the fund.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                  Asset Allocation-Moderate Growth Portfolio 1

IDEX Asset Allocation-Moderate Growth Portfolio

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $212,285)      $  215,221
  Cash                                                              1,718
  Receivables:
     Shares of beneficial interest sold                             5,854
     Due from investment adviser                                       59
  Other                                                                 2
                                                               ----------
                                                                  222,854
                                                               ----------
Liabilities:
  Investment securities purchased                                   1,718
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                           390
     Distribution fees                                                 85
     Transfer agent fees and expenses                                  59
  Other                                                                21
                                                               ----------
                                                                    2,273
                                                               ----------
Net Assets                                                     $  220,581
                                                               ==========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized   $  219,818
  Undistributed net investment income (loss)                          142
  Accumulated net realized gain (loss) from investments            (2,315)
  Net unrealized appreciation (depreciation) of
     investments                                                    2,936
                                                               ----------
Net Assets                                                     $  220,581
                                                               ==========
Shares Outstanding:
  Class A                                                           4,842
  Class B                                                           9,893
  Class C                                                           2,592
  Class L                                                           6,262
  Class M                                                           1,733
Net Asset Value Per Share:
  Class A                                                      $     8.73
  Class B                                                            8.71
  Class C                                                            8.71
  Class L                                                            8.71
  Class M                                                            8.71
Maximum Offering Price Per Share (1):
  Class A                                                      $     9.24
  Class M                                                            8.80

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                              $       2
  Dividends                                                   996
                                                        ---------
                                                              998
                                                        ---------
Expenses:
  Management and advisory fees                                 70
  Transfer agent fees and expenses                            190
  Custody fees                                                 16
  Administration fees                                          16
  Registration fees                                            71
  Trustees fees and expenses                                    4
  Professional fees                                            13
  Other                                                        21
  Distribution and service fees:
     Class A                                                   --
     Class B                                                  182
     Class C                                                   70
     Class L                                                   63
     Class M                                                   38
                                                        ---------
  Total Expenses                                              754
  Less reimbursements by the investment adviser               (85)
                                                        ---------
  Net Expenses                                                669
                                                        ---------
Net Investment Income (Loss)                                  329
                                                        ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities        (1,074)
  Net unrealized appreciation (depreciation) on
     investment securities                                  8,576
                                                        ---------
Net Gain (Loss) on Investments                              7,502
                                                        ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                       $   7,831
                                                        =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                  Asset Allocation-Moderate Growth Portfolio 2

IDEX Asset Allocation-Moderate Growth Portfolio

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                   April 30,
                                                      2003        October 31,
                                                  (unaudited)       2002 (a)
                                                --------------- ---------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                    $      329      $      (18)
  Net realized gain (loss) on investment
     securities                                       (1,074)         (1,241)
  Net unrealized appreciation (depreciation)
     on investment securities                          8,576          (5,640)
                                                  ----------      ----------
                                                       7,831          (6,899)
                                                  ----------      ----------
Distributions to Shareholders:
  From net investment income:
     Class A                                            (161)             --
     Class B                                              (6)             --
     Class C                                              (3)             --
     Class L                                              (1)             --
     Class M                                             (15)             --
                                                  ----------      ----------
                                                        (186)             --
                                                  ----------      ----------
  From net realized gains:
     Class A                                              --              --
     Class B                                              --              --
     Class C                                              --              --
     Class L                                              --              --
     Class M                                              --              --
                                                  ----------      ----------
                                                          --              --
                                                  ----------      ----------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                          23,537          23,598
     Class B                                          54,621          38,467
     Class C                                           8,934          21,710
     Class L                                          54,082              --
     Class M                                           3,671          14,344
                                                  ----------      ----------
                                                     144,845          98,119
                                                  ----------      ----------
  Dividends and distributions reinvested:
     Class A                                             148              --
     Class B                                               6              --
     Class C                                               2              --
     Class L                                               1              --
     Class M                                              14              --
                                                  ----------      ----------
                                                         171              --
                                                  ----------      ----------
  Cost of shares redeemed:
     Class A                                          (3,574)         (1,413)
     Class B                                          (4,691)         (2,297)
     Class C                                          (4,867)         (2,531)
     Class L                                          (1,406)             --
     Class M                                          (1,794)           (727)
                                                  ----------      ----------
                                                     (16,332)         (6,968)
                                                  ----------      ----------
                                                     128,684          91,151
                                                  ----------      ----------
Net increase (decrease) in net assets                136,329          84,252
                                                  ----------      ----------
Net Assets:
  Beginning of period                                 84,252              --
                                                  ----------      ----------
  End of period                                   $  220,581      $   84,252
                                                  ==========      ==========
Undistributed Net Investment Income (Loss)        $      142      $       (1)
                                                  ==========      ==========
Share Activity:
  Shares issued during the period:
     Class A                                           2,782           2,640
     Class B                                           6,465           4,266
     Class C                                           1,051           2,434
     Class L                                           6,431              --
     Class M                                             431           1,599
                                                  ----------      ----------
                                                      17,160          10,939
                                                  ----------      ----------
  Shares issued-reinvested from distributions:
     Class A                                              17              --
     Class B                                               1              --
     Class C                                              --              --
     Class L                                              --              --
     Class M                                               2              --
                                                  ----------      ----------
                                                          20              --
                                                  ----------      ----------
  Shares redeemed during the period:
     Class A                                            (427)           (170)
     Class B                                            (563)           (276)
     Class C                                            (586)           (307)
     Class L                                            (169)             --
     Class M                                            (213)            (86)
                                                  ----------      ----------
                                                      (1,958)           (839)
                                                  ----------      ----------
Net increase (decrease) in shares outstanding         15,222          10,100
                                                  ==========      ==========

(a) Commenced operations on March 1, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                  Asset Allocation-Moderate Growth Portfolio 3

IDEX Asset Allocation-Moderate Growth Portfolio

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout each period
                         -------------------------------------------------------------
                                                   Investment Operations
                                     -------------------------------------------------
                          Net Asset
              For the       Value,           Net           Net Realized
              Period      Beginning       Investment      and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss) (a)     Gain (Loss)    Operations
--------------------------------------------------------------------------------------
Class A   04/30/2003       $  8.37        $   0.04           $   0.37       $   0.41
          10/31/2002         10.00            0.02              (1.65)         (1.63)
------------------------------------------------------------------------------------
Class B   04/30/2003          8.33            0.01               0.37           0.38
          10/31/2002         10.00           (0.01)             (1.66)         (1.67)
------------------------------------------------------------------------------------
Class C   04/30/2003          8.33            0.01               0.37           0.38
          10/31/2002         10.00           (0.01)             (1.66)         (1.67)
------------------------------------------------------------------------------------
Class L   04/30/2003          8.31            0.01               0.39           0.40
------------------------------------------------------------------------------------
Class M   04/30/2003          8.34            0.02               0.36           0.38
          10/31/2002         10.00           (0.01)             (1.65)         (1.66)
------------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
------------------------------------------------------------
Class A    $   (0.05)     $  --     $   (0.05)     $   8.73
                  --         --            --          8.37
-----------------------------------------------------------
Class B           --         --            --          8.71
                  --         --            --          8.33
-----------------------------------------------------------
Class C           --         --            --          8.71
                  --         --            --          8.33
-----------------------------------------------------------
Class L           --         --            --          8.71
-----------------------------------------------------------
Class M        (0.01)        --         (0.01)         8.71
                  --         --            --          8.34
-----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
---------------------------------------------------------------------------------------------------------------
Class A   04/30/2003          4.96%        $ 42,254        0.45%        0.57%            0.97%           5.44%
          10/31/2002        (16.30)          20,681        0.45         0.90             0.41           20.88
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          4.58           86,136        1.10         1.22             0.32            5.44
          10/31/2002        (16.70)          33,241        1.10         1.55            (0.24)          20.88
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          4.58           22,569        1.10         1.22             0.32            5.44
          10/31/2002        (16.70)          17,719        1.10         1.55            (0.24)          20.88
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          4.83           54,524        1.10         1.22             0.32            5.44
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          4.55           15,098        1.00         1.12             0.42            5.44
          10/31/2002        (16.60)          12,611        1.00         1.45            (0.14)          20.88
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                  Asset Allocation-Moderate Growth Portfolio 4

IDEX Asset Allocation-Moderate Growth Portfolio

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a) Recognition of net investment income is affected by the timing of dividend declarations by the investee funds. Expenses of the investee funds are excluded from the expense ratios. Ratios of Expense and Net Investment Income (Loss) to Average Net Assets are annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Asset Allocation-Moderate Growth Portfolio ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                  Asset Allocation-Moderate Growth Portfolio 5

IDEX Asset Allocation-Moderate Growth Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Asset Allocation-Moderate Growth Portfolio ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2002. On March 3, 2003, the Fund changed its name from IDEX Moderately Aggressive Asset Allocation to IDEX Asset Allocation-Moderate Growth Portfolio.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: The Fund's investments are valued at the net asset values of the underlying portfolios of the Fund. The net asset values of the underlying portfolios are determined after the close of the New York Stock Exchange (generally 4:00 p.m. eastern time) on the valuation date.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Fund are from investments in shares of affiliated investment companies.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.10% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.45% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

In addition, the underlying Funds' Class A shares in which the Fund invests impose a 0.35% 12b-1 fee. To avoid duplication of 12b-1 fees, each class of fund shares of the Fund has reduced the 12b-1 fees by the amount of the underlying funds' Class A 12b-1 fees.

ATFA has entered into consultant agreements with Morningstar Associates, LLC to provide investment services to the Fund. ATFA compensates Morningstar Associates, LLC as described in the Prospectus.

IDEX Mutual Funds
Semi-Annual Report 2003

                  Asset Allocation-Moderate Growth Portfolio 6

IDEX Asset Allocation-Moderate Growth Portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

AEGON USA Investments Management, Inc., Transamerica Investment Management, LLC and Great Companies, LLC are affiliates of the Fund and are sub-advisors to other funds within IDEX Mutual Funds.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 760
     Retained by Underwriter        102
     Contingent Sales Charges        97

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 133,981
  U.S. Government                                           --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                    7,621
  U.S. Government                                           --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
 $     1,239    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $ 212,292
                                               =========
Unrealized Appreciation                        $   4,342
Unrealized (Depreciation)                         (1,413)
                                               ---------
Net Unrealized Appreciation (Depreciation)     $   2,929
                                               =========

IDEX Mutual Funds
Semi-Annual Report 2003

                  Asset Allocation-Moderate Growth Portfolio 7

IDEX Alger Aggressive Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares           Value
-------------------------------------------------------------------------------
COMMON STOCKS (93.5%)
Apparel & Accessory Stores (6.4%)
  Abercrombie & Fitch Co.-Class A (a)                  113,900      $   3,745
  Gap, Inc. (The)                                      225,100          3,743
Business Services (3.1%)
  eBay Inc. (a)                                         38,525          3,574
Commercial Banks (5.0%)
  Citigroup Inc.                                       100,900          3,960
  Mellon Financial Corporation                          72,300          1,912
Communication (3.8%)
  Comcast Corporation-Class A (a)                       47,900          1,528
  Liberty Media Corporation-Class A (a)                145,300          1,598
  Viacom, Inc.-Class B (a)                              28,900          1,255
Communications Equipment (0.8%)
  Ciena Corporation (a)(b)                             192,400            937
Computer & Data Processing Services (11.0%)
  Microsoft Corporation                                192,700          4,927
  Oracle Corporation (a)                               379,200          4,505
  VERITAS Software Corporation (a)                      63,300          1,393
  Yahoo! Inc. (a)                                       82,900          2,054
Computer & Office Equipment (7.1%)
  Cisco Systems, Inc. (a)                              170,200          2,560
  EMC Corporation (a)                                  260,100          2,364
  Juniper Networks, Inc. (a)(b)                        170,700          1,745
  Network Appliance, Inc. (a)                          124,400          1,652
Educational Services (1.0%)
  Apollo Group, Inc.-Class A (a)                        22,200          1,203
Electronic & Other Electric Equipment (4.1%)
  General Electric Company                             160,900          4,739
Electronic Components & Accessories (6.8%)
  Broadcom Corporation-Class A (a)                      63,700          1,140
  Intersil Corporation-Class A (a)                     152,100          2,814
  Maxim Integrated Products                             42,000          1,650
  Micron Technology, Inc. (a)                           81,100            689
  National Semiconductor Corporation (a)                84,800          1,588
Fabricated Metal Products (1.3%)
  Gillette Company (The)                                49,600          1,510
Instruments & Related Products (2.0%)
  Danaher Corporation (b)                               12,700            876
  KLA-Tencor Corporation (a)(b)                         36,000          1,476
Insurance (2.5%)
  AFLAC Incorporated                                    24,600            805
  American International Group, Inc.                    35,850          2,078
Lumber & Other Building Materials (0.5%)
  Home Depot, Inc. (The)                                21,400            602
Medical Instruments & Supplies (3.8%)
  Boston Scientific Corporation (a)                     20,300            874
  Guidant Corporation (a)                               39,200          1,528
  Zimmer Holdings, Inc. (a)                             44,100          2,068
Motion Pictures (1.7%)
  AOL Time Warner Inc. (a)                             142,400          1,948
Oil & Gas Extraction (1.7%)
  Halliburton Company                                   90,200          1,931
Personal Credit Institutions (0.7%)
  SLM Corporation                                        7,800            874
Pharmaceuticals (21.0%)
  Alcon, Inc. (a)                                       23,500          1,035
  Allergan, Inc.                                        35,100          2,466
  Amgen Inc. (a)                                        76,600          4,696
  Barr Laboratories, Inc. (a)                           40,800          2,268
  Genzyme Corporation-General Division (a)              49,500          1,994
  Gilead Sciences, Inc. (a)(b)                          37,640          1,737
  Johnson & Johnson                                     20,400          1,150
  Merck & Co., Inc.                                     63,400          3,689
  Pfizer Inc.                                           75,600          2,325
  Teva Pharmaceutical Industries Ltd.-ADR (b)           37,400          1,747
  Wyeth                                                 32,450          1,413
Radio, Television & Computer Stores (1.8%)
  Best Buy Co., Inc. (a)                                59,300          2,051
Restaurants (0.8%)
  Starbucks Corporation (a)                             41,600            977
Retail Trade (0.5%)
  Amazon.com, Inc. (a)                                  20,900            599
Rubber & Misc. Plastic Products (1.2%)
  NIKE, Inc.-Class B                                    26,100          1,397
Security & Commodity Brokers (1.9%)
  Merrill Lynch & Co., Inc.                             54,800          2,250
Telecommunications (1.3%)
  Vodafone Group PLC-ADR                                76,300          1,508
Variety Stores (1.7%)
  Wal-Mart Stores, Inc.                                 35,000          1,971
                                                                    ---------
Total Common Stocks (cost: $99,750)
                                                                      109,118
                                                                    ---------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Alger Aggressive Growth 1

IDEX Alger Aggressive Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (7.0%)
Bank Notes (0.4%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     465      $     465
Euro Dollar Overnight (0.7%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  317            317
  BNP Paribas SA
    1.24%, due 05/06/2003                                  149            149
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  372            372
Euro Dollar Terms (2.1%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  745            745
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  186            186
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   56             56
    1.26%, due 06/24/2003                                  372            372
  Danske Bank A/S
    1.25%, due 05/07/2003                                  465            465
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  186            186
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  465            465
Medium Term Notes (0.2%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  279            279
Money Market Funds (2.8%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 1,490          1,490
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 1,770          1,770
Promissory Notes (0.6%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  652            652
Repurchase Agreements (0.2%) (c)
  Merrill Lynch & Co., Inc.
    1.42%, due 05/01/2003                                  186            186
                                                                    ---------
Total Security Lending Collateral (cost: $8,155)                        8,155
                                                                    ---------
Total Investment Securities (cost: $107,905)                        $ 117,273
                                                                    =========
SUMMARY:
 Investments, at market value                            100.5%     $ 117,273
 Liabilities in excess of other assets                    (0.5)%         (543)
                                                    ----------      ---------
 Net assets                                              100.0%     $ 116,730
                                                    ==========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003 of all securities on loan is $7,841.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $190.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Alger Aggressive Growth 2

IDEX Alger Aggressive Growth

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $107,905)
     (including $7,841 of securities loaned)                   $  117,273
  Cash                                                              7,604
  Receivables:
     Investment securities sold                                     1,270
     Shares of beneficial interest sold                                45
     Interest                                                           2
     Dividends                                                         18
     Due from investment adviser                                       28
  Other                                                                28
                                                               ----------
                                                                  126,268
                                                               ----------
Liabilities:
  Investment securities purchased                                     935
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                            86
     Distribution fees                                                 62
     Transfer agent fees and expenses                                 212
  Payable for securities on loan                                    8,155
  Other                                                                88
                                                               ----------
                                                                    9,538
                                                               ----------
Net Assets                                                     $  116,730
                                                               ==========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized   $  256,655
  Accumulated net investment income (loss)                           (783)
  Accumulated net realized gain (loss) from investments          (148,505)
  Net unrealized appreciation (depreciation) of
     investments                                                    9,363
                                                               ----------
Net Assets                                                     $  116,730
                                                               ==========
Shares Outstanding:
  Class A                                                           3,666
  Class B                                                           2,806
  Class C                                                             428
  Class L                                                               8
  Class M                                                             578
Net Asset Value Per Share:
  Class A                                                      $    15.97
  Class B                                                           15.20
  Class C                                                           15.20
  Class L                                                           15.20
  Class M                                                           15.32
Maximum Offering Price Per Share (1):
  Class A                                                      $    16.90
  Class M                                                           15.48

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                     $       13
  Dividends                                                           267
  Income from loaned securities-net                                     7
     Less withholding taxes on foreign dividends                       (1)
                                                               ----------
                                                                      286
                                                               ----------
Expenses:
  Management and advisory fees                                        450
  Transfer agent fees and expenses                                    603
  Custody fees                                                         15
  Administration fees                                                  12
  Registration fees                                                    42
  Trustees fees and expenses                                            6
  Professional fees                                                    22
  Other                                                               100
  Distribution and service fees:
     Class A                                                           98
     Class B                                                          207
     Class C                                                           32
     Class L                                                           --
     Class M                                                           40
                                                               ----------
  Total Expenses                                                    1,627
  Less reimbursements by the investment adviser                      (575)
                                                               ----------
  Net Expenses                                                      1,052
                                                               ----------
Net Investment Income (Loss)                                         (766)
                                                               ----------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                (8,335)
  Net unrealized appreciation (depreciation) on
     investment securities                                         13,513
                                                               ----------
Net Gain (Loss) on Investments                                      5,178
                                                               ----------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                              $    4,412
                                                               ==========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Alger Aggressive Growth 3

IDEX Alger Aggressive Growth

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                   April 30,
                                                      2003        October 31,
                                                  (unaudited)        2002
                                                --------------- ---------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                    $     (766)     $   (2,468)
  Net realized gain (loss) on investment
     securities                                       (8,335)        (48,994)
  Net unrealized appreciation (depreciation)
     on investment securities                         13,513           8,004
                                                  ----------      ----------
                                                       4,412         (43,458)
                                                  ----------      ----------
Distributions to Shareholders:
  From net investment income:
     Class A                                              --              --
     Class B                                              --              --
     Class C                                              --              --
     Class L                                              --              --
     Class M                                              --              --
                                                  ----------      ----------
                                                          --              --
                                                  ----------      ----------
  From net realized gains:
     Class A                                              --              --
     Class B                                              --              --
     Class C                                              --              --
     Class L                                              --              --
     Class M                                              --              --
                                                  ----------      ----------
                                                          --              --
                                                  ----------      ----------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                          45,587         293,385
     Class B                                           2,290           7,548
     Class C                                             561           2,935
     Class L                                             123              --
     Class M                                             280           1,339
                                                  ----------      ----------
                                                      48,841         305,207
                                                  ----------      ----------
  Dividends and distributions reinvested:
     Class A                                              --              --
     Class B                                              --              --
     Class C                                              --              --
     Class L                                              --              --
     Class M                                              --              --
                                                  ----------      ----------
                                                          --              --
                                                  ----------      ----------
  Cost of shares redeemed:
     Class A                                         (48,676)       (318,028)
     Class B                                          (5,641)        (18,403)
     Class C                                          (1,319)         (3,913)
     Class L                                              (9)             --
     Class M                                          (1,647)         (5,821)
                                                  ----------      ----------
                                                     (57,292)       (346,165)
                                                  ----------      ----------
                                                      (8,451)        (40,958)
                                                  ----------      ----------
Net increase (decrease) in net assets                 (4,039)        (84,416)
                                                  ----------      ----------
Net Assets:
  Beginning of period                                120,769         205,185
                                                  ----------      ----------
  End of period                                   $  116,730      $  120,769
                                                  ==========      ==========
Accumulated Net Investment Income (Loss)          $     (783)     $      (17)
                                                  ==========      ==========

Share Activity:
  Shares issued during the period:
     Class A                                           3,026          15,257
     Class B                                             160             402
     Class C                                              39             156
     Class L                                               9              --
     Class M                                              20              69
                                                  ----------      ----------
                                                       3,254          15,884
                                                  ----------      ----------
  Shares issued-reinvested from distributions:
     Class A                                              --              --
     Class B                                              --              --
     Class C                                              --              --
     Class L                                              --              --
     Class M                                              --              --
                                                  ----------      ----------
                                                          --              --
                                                  ----------      ----------
  Shares redeemed during the period:
     Class A                                          (3,248)        (16,547)
     Class B                                            (400)         (1,043)
     Class C                                             (93)           (215)
     Class L                                              (1)             --
     Class M                                            (116)           (321)
                                                  ----------      ----------
                                                      (3,858)        (18,126)
                                                  ----------      ----------
Net increase (decrease) in shares outstanding           (604)         (2,242)
                                                  ==========      ==========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Alger Aggressive Growth 4

IDEX Alger Aggressive Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
----------------------------------------------------------------------------------
Class A   04/30/2003      $   15.27    $   (0.08)       $    0.78      $    0.70
          10/31/2002          20.21        (0.20)           (4.74)         (4.94)
          10/31/2001          32.07        (0.13)          (11.09)        (11.22)
          10/31/2000          33.05        (0.13)            2.15           2.02
          10/31/1999          22.24         0.17            11.82          11.99
          10/31/1998          18.77         0.03             4.02           4.05
--------------------------------------------------------------------------------
Class B   04/30/2003          14.59        (0.12)            0.73           0.61
          10/31/2002          19.48        (0.32)           (4.57)         (4.89)
          10/31/2001          31.23        (0.29)          (10.82)        (11.11)
          10/31/2000          32.44        (0.36)            2.15           1.79
          10/31/1999          21.93        (0.13)           11.82          11.69
          10/31/1998          18.58        (0.09)            4.02           3.93
--------------------------------------------------------------------------------
Class C   04/30/2003          14.59        (0.12)            0.73           0.61
          10/31/2002          19.48        (0.32)           (4.57)         (4.89)
          10/31/2001          31.23        (0.31)          (10.80)        (11.11)
          10/31/2000          32.44        (0.36)            2.15           1.79
--------------------------------------------------------------------------------
Class L   04/30/2003          14.24        (0.10)            1.06           0.96
--------------------------------------------------------------------------------
Class M   04/30/2003          14.69        (0.11)            0.74           0.63
          10/31/2002          19.59        (0.30)           (4.60)         (4.90)
          10/31/2001          31.36        (0.27)          (10.86)        (11.13)
          10/31/2000          32.53        (0.32)            2.15           1.83
          10/31/1999          21.98        (0.09)           11.82          11.73
          10/31/1998          18.61        (0.07)            4.02           3.95
--------------------------------------------------------------------------------

             For a share of beneficial interest outstanding
                        throughout each period
          ----------------------------------------------------
                       Distributions
          ---------------------------------------
                                                    Net Asset
            From Net    From Net                     Value,
           Investment   Realized       Total           End
             Income       Gains    Distributions    of Period
--------------------------------------------------------------
Class A       $  --     $     --     $     --      $   15.97
                 --           --           --          15.27
                 --        (0.64)       (0.64)         20.21
                 --        (3.00)       (3.00)         32.07
                 --        (1.18)       (1.18)         33.05
                 --        (0.58)       (0.58)         22.24
------------------------------------------------------------
Class B          --           --           --          15.20
                 --           --           --          14.59
                 --        (0.64)       (0.64)         19.48
                 --        (3.00)       (3.00)         31.23
                 --        (1.18)       (1.18)         32.44
                 --        (0.58)       (0.58)         21.93
------------------------------------------------------------
Class C          --           --           --          15.20
                 --           --           --          14.59
                 --        (0.64)       (0.64)         19.48
                 --        (3.00)       (3.00)         31.23
------------------------------------------------------------
Class L          --           --           --          15.20
------------------------------------------------------------
Class M          --           --           --          15.32
                 --           --           --          14.69
                 --        (0.64)       (0.64)         19.59
                 --        (3.00)       (3.00)         31.36
                 --        (1.18)       (1.18)         32.53
                 --        (0.58)       (0.58)         21.98
------------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
---------------------------------------------------------------------------------------------------------------
Class A   04/30/2003          4.58%        $ 58,582        1.55%        2.57%           (1.04)%         92.49%
          10/31/2002        (24.44)          59,396        1.55         2.26            (1.05)         174.21
          10/31/2001        (35.56)         104,660        1.55         1.88            (0.56)         104.50
          10/31/2000          4.81          164,730        1.55         1.77            (0.94)         107.81
          10/31/1999         55.49          100,078        1.61         1.90            (1.15)          96.25
          10/31/1998         22.48           46,413        1.85         2.18            (1.11)         142.08
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          4.18           42,663        2.20         3.22            (1.69)          92.49
          10/31/2002        (25.11)          44,439        2.20         2.91            (1.70)         174.21
          10/31/2001        (36.17)          71,834        2.20         2.53            (1.21)         104.50
          10/31/2000          4.13          115,689        2.20         2.42            (1.59)         107.81
          10/31/1999         54.88           47,399        2.26         2.55            (1.80)          96.25
          10/31/1998         22.04           10,564        2.50         2.83            (1.76)         142.08
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          4.18            6,511        2.20         3.22            (1.69)          92.49
          10/31/2002        (25.11)           7,028        2.20         2.91            (1.70)         174.21
          10/31/2001        (36.17)          10,545        2.20         2.53            (1.21)         104.50
          10/31/2000          4.13           16,586        2.20         2.42            (1.59)         107.81
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          6.74              121        2.20         3.22            (1.69)          92.49
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          4.29            8,853        2.10         3.12            (1.59)          92.49
          10/31/2002        (25.02)           9,906        2.10         2.81            (1.60)         174.21
          10/31/2001        (36.08)          18,146        2.10         2.43            (1.11)         104.50
          10/31/2000          4.24           33,223        2.10         2.32            (1.49)         107.81
          10/31/1999         54.97           18,538        2.16         2.45            (1.70)          96.25
          10/31/1998         22.11            5,573        2.40         2.73            (1.66)         142.08
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Alger Aggressive Growth 5

IDEX Alger Aggressive Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Alger Aggressive Growth ("the Fund") commenced operations on December 2, 1994. The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Alger Aggressive Growth 6

 IDEX Alger Aggressive Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Alger Aggressive Growth ("the Fund"), part of IDEX Mutual Funds, began operations on December 2, 1994.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Directed Brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within IDEX Mutual Funds, or by any other party. Directed commissions during the six-months ended April 30, 2003, of $17 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the

IDEX Mutual Funds
Semi-Annual Report 2003

                           Alger Aggressive Growth 7

 IDEX Alger Aggressive Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    0.80% of the first $500 million of ANA
    0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 88
     Retained by Underwriter         7
     Contingent Sales Charges       56

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six-months ended April 30, 2003, totaled $173.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $13 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 101,067
  U.S. Government                                           --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  108,325
  U.S. Government                                           --

IDEX Mutual Funds
Semi-Annual Report 2003

                           Alger Aggressive Growth 8

 IDEX Alger Aggressive Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
$     90,423    October 31, 2009
      48,961    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $ 108,663
                                               =========
Unrealized Appreciation                        $  10,780
Unrealized (Depreciation)                         (2,170)
                                               ---------
Net Unrealized Appreciation (Depreciation)     $   8,610
                                               =========

IDEX Mutual Funds
Semi-Annual Report 2003

                           Alger Aggressive Growth 9

IDEX American Century Income & Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares           Value
-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.3%)
Automotive (0.2%)
  Ford Motor Company Capital Trust II                    1,092      $      48
Electric Services (0.1%)
  DTE Energy Company                                     1,213             31
                                                                    ---------
Total Convertible Preferred Stocks (cost: $94)                             79
                                                                    ---------
PREFERRED STOCKS (0.1%)
Automotive (0.1%)
  General Motors Corporation                             1,300             31
                                                                    ---------
Total Preferred Stocks (cost: $36)                                         31
                                                                    ---------
COMMON STOCKS (98.1%)
Aerospace (0.7%)
  Goodrich Corporation                                   1,279             18
  United Technologies Corporation                        2,683            166
Air Transportation (0.4%)
  Delta Air Lines, Inc.                                    867             11
  FedEx Corporation                                        917             55
  Southwest Airlines Co.                                 2,777             44
Amusement & Recreation Services (0.4%)
  Disney (Walt) Company (The)                            6,403            119
Apparel & Accessory Stores (0.2%)
  Gap, Inc. (The)                                        2,017             34
  Limited, Inc. (The)                                    1,236             18
Apparel Products (0.4%)
  Jones Apparel Group, Inc. (a)                          1,029             29
  V.F. Corporation                                       1,751             69
Auto Repair, Services & Parking (0.1%)
  Ryder System, Inc.                                     1,264             31
Automotive (1.4%)
  Delphi Corporation                                    18,239            153
  Ford Motor Company (b)                                16,796            173
  Honeywell International Inc.                           1,607             38
Beverages (0.5%)
  Coca-Cola Enterprises Inc.                             1,451             28
  Constellation Brands, Inc. (a)                           834             22
  Coors (Adolph) Company                                   623             33
  PepsiCo, Inc.                                          1,221             53
Business Services (1.8%)
  CheckFree Holdings Corporation (a)(b)                  3,811            105
  Clear Channel Communications, Inc. (a)                 1,732             68
  First Data Corporation                                   520             20
  Omnicom Group, Inc. (b)                                  357             22
  Overture Services, Inc. (a)                              951             10
  Rent-A-Center, Inc. (a)                                1,922            123
  Viad Corp.                                             6,073            122
Chemicals & Allied Products (4.7%)
  Cytec Industries Inc. (a)                              1,698             54
  Lubrizol Corporation (The)                             5,021            159
  Monsanto Company                                       6,726            117
  Procter & Gamble Company (The)                         7,641            687
  RPM, Inc.                                              2,040             25
  Sherwin-Williams Company (The)                         7,501            209
Commercial Banks (11.9%)
  AmSouth Bancorporation                                 1,487             31
  Bank of America Corporation                           14,732          1,091
  Bank One Corporation                                     879             32
  Citigroup Inc.                                        19,602            769
  First Tennessee National Corporation                   4,175            183
  FleetBoston Financial Corporation                      5,865            156
  HSBC Holdings PLC-ADR                                  1,146             63
  National City Corporation                                742             22
  PNC Financial Services Group, Inc. (The)               1,664             73
  U.S. Bancorp                                          11,099            246
  Union Planters Corporation                             1,214             35
  UnionBanCal Corporation                                3,654            148
  Wachovia Corporation                                   3,863            148
  Wells Fargo & Company                                  4,297            207
Communication (1.6%)
  Comcast Corporation-Class A (a)(b)                     4,204            134
  PanAmSat Corporation (a)                               1,921             33
  Viacom, Inc.-Class B (a)                               5,957            259
Communications Equipment (0.8%)
  L-3 Communications Holdings, Inc. (a)                  1,114             49
  Motorola, Inc. (b)                                    12,471             99
  QUALCOMM Incorporated                                  1,829             58
  Scientific-Atlanta, Inc. (b)                             964             16
Computer & Data Processing Services (4.7%)
  Activision, Inc. (a)(b)                                2,369             36
  BMC Software, Inc. (a)                                 1,310             20
  Computer Sciences Corporation (a)(b)                   2,978             98
  Compuware Corporation (a)                              5,477             24
  Convergys Corporation (a)                                742             12
  Electronic Arts Inc. (a)                                 277             16
  Electronic Data Systems Corporation                    8,498            154
  Microsoft Corporation                                 28,650            733
  Oracle Corporation (a)                                 8,184             97
  Symantec Corporation (a)                                 282             12
  Take-Two Interactive Software, Inc. (a)(b)             1,449             33
  Yahoo! Inc. (a)                                          525             13

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            American Century Income & Growth 1

IDEX American Century Income & Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares           Value
-------------------------------------------------------------------------------
Computer & Office Equipment (4.2%)
  Cisco Systems, Inc. (a)                               12,761      $     192
  Dell Computer Corporation (a)                          2,378             69
  Hewlett-Packard Company                               16,547            270
  International Business Machines
    Corporation                                          4,643            394
  SanDisk Corporation (a)(b)                             1,120             27
  Storage Technology Corporation (a)                     1,237             31
  Western Digital Corporation (a)                        8,162             76
  Xerox Corporation (a)(b)                               7,192             71
Construction (1.3%)
  Centex Corporation                                     3,295            218
  KB Home                                                2,393            118
  NVR, Inc. (a)(b)                                          28             10
Department Stores (2.3%)
  Federated Department Stores, Inc. (a)                 10,677            327
  J.C. Penney Company, Inc. (b)                         14,280            244
  May Department Stores Company (The)                    1,497             32
Electric Services (1.4%)
  American Electric Power Company, Inc.                  2,971             78
  Duke Energy Corporation                                1,343             24
  Entergy Corporation                                    1,053             49
  OGE Energy Corp.                                       2,040             37
  Progress Energy, Inc.                                  2,103             88
  Southern Company (The)                                 3,378             98
Electric, Gas & Sanitary Services (1.9%)
  Exelon Corporation                                     2,419            128
  NiSource Inc.                                          2,764             52
  Public Service Enterprise Group
    Incorporated                                         3,727            143
  Sempra Energy                                          6,306            169
  UGI Corporation                                          366             12
Electrical Goods (1.1%)
  Anixter International Inc. (a)                         2,279             52
  Arrow Electronics, Inc. (a)                            6,430            109
  Avnet, Inc. (a)                                       10,808            138
Electronic & Other Electric Equipment (2.3%)
  Cooper Industries, Inc.-Class A                        1,668             62
  Eaton Corporation                                        289             24
  General Electric Company                              17,978            529
  Whirlpool Corp.                                          128              7
Electronic Components & Accessories (3.1%)
  ESS Technology, Inc. (a)                               5,146             36
  Flextronics International Ltd. (a)                     3,817             33
  Intel Corporation                                     21,829            402
  QLogic Corporation (a)(b)                                298             13
  Texas Instruments Incorporated                         7,622            141
  Tyco International Ltd.                               11,050      $     172
  Vishay Intertechnology, Inc. (a)                       2,669             33
Fabricated Metal Products (0.8%)
  Fortune Brands, Inc.                                   4,088            198
  Shaw Group Inc. (The) (a)(b)                           1,714             20
Food & Kindred Products (2.8%)
  Altria Group, Inc.                                     8,318            256
  Archer Daniels Midland Co.                             1,028             11
  ConAgra Foods, Inc.                                   14,812            311
  Dean Foods Company (a)                                 2,729            119
  Sara Lee Corporation                                   2,991             50
Food Stores (0.1%)
  Winn-Dixie Stores, Inc. (b)                            1,306             16
Furniture & Fixtures (0.0%)
  Johnson Controls, Inc.                                   141             12
Gas Production & Distribution (0.1%)
  Northern Border Partners, L.P. (b)                       718             29
Holding & Other Investment Offices (0 5%)
  CBL & Associates Properties, Inc.                        683             29
  Equity Office Properties Trust                           678             18
  General Growth Properties, Inc.                          471             26
  HRPT Properties Trust                                  2,883             26
  Simon Property Group, Inc.                               771             28
Industrial Machinery & Equipment (0.5%)
  Black & Decker Corporation (The)                       1,455             60
  Brunswick Corporation                                    825             18
  Deere & Company                                          345             15
  Timken Company (The)                                   2,108             37
  York International Corporation                           638             15
Instruments & Related Products (1.9%)
  Applera Corporation-Applied
    Biosystems Group                                     4,172             73
  Eastman Kodak Company (b)                             14,054            420
  PerkinElmer, Inc.                                      1,077             11
Insurance (4.5%)
  Allstate Corporation (The)                             3,404            129
  Anthem, Inc. (a)                                       1,016             70
  CIGNA Corporation                                      2,205            115
  Fidelity National Financial, Inc. (b)                  9,986            344
  First American Corporation (The)                       7,315            194
  Humana Inc. (a)                                        4,086             45
  Loews Corporation                                      2,290             95
  Odyssey Re Holdings Corp. (b)                          1,219             26
  Old Republic International Corp.                       3,511            107
  UnumProvident Corporation                              5,979             69

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                       American Century Income & Growth 2

IDEX American Century Income & Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares           Value
-------------------------------------------------------------------------------
Insurance Agents, Brokers & Service (0.0%)
  Hartford Financial Services Group,
    Inc. (The)                                             140      $       6
Life Insurance (0.8%)
  AmerUs Group Co.                                       3,645             95
  John Hancock Financial Services, Inc. (b)                728             21
  Protective Life Corporation                            3,162             91
Lumber & Other Building Materials (0.6%)
  Home Depot, Inc. (The)                                 5,440            153
Lumber & Wood Products (0.2%)
  Rayonier, Inc.                                         1,007             51
Medical Instruments & Supplies (0.0%)
  Guidant Corporation (a)                                   42              2
Metal Cans & Shipping Containers (0.1%)
  Ball Corporation                                         305             17
Motion Pictures (1.5%)
  AOL Time Warner Inc. (a)                              24,205            331
  Blockbuster Inc.-Class A (b)                           1,815             32
  Fox Entertainment Group, Inc.-
    Class A (a)                                            693             18
  Regal Entertainment Group-Class A                        854             17
Oil & Gas Extraction (2.4%)
  ConocoPhillips                                         2,054            103
  Halliburton Company                                    6,216            133
  Occidental Petroleum Corporation                      10,695            319
  Transocean Inc.                                        5,146             98
Paper & Allied Products (0.4%)
  Bemis Company, Inc.                                    1,891             86
  International Paper Company                              286             10
Personal Credit Institutions (0.7%)
  Capital One Financial Corporation (b)                  4,149            174
Personal Services (0.4%)
  Block (H&R), Inc. (b)                                  2,910            112
Petroleum Refining (5.2%)
  Amerada Hess Corporation                               1,330             60
  ChevronTexaco Corporation                              4,751            298
  Exxon Mobil Corporation                               14,881            524
  Marathon Oil Corporation                              22,154            504
Pharmaceuticals (9.9%)
  Abbott Laboratories (c)                                  467             19
  AmerisourceBergen Corporation (b)                      1,955            113
  Amgen Inc. (a)                                         2,859            175
  Bristol-Myers Squibb Co.                               6,194            158
  Cardinal Health, Inc.                                  1,177             65
  Charles River Laboratories, Inc. (a)                     340              9
  Invitrogen Corporation (a)                             1,086             36
  Johnson & Johnson                                      8,910            503
  King Pharmaceuticals, Inc. (a)                         6,708             85
  McKesson HBOC, Inc. (b)                                5,712            158
  Merck & Co., Inc.                                     10,959            638
  Pfizer Inc.                                           19,833            610
  Pharmaceutical Resources, Inc. (a)                       208              9
  Ribapharm Inc. (a)                                     1,234              5
  Watson Pharmaceuticals, Inc. (a)                       1,654             48
Primary Metal Industries (0.4%)
  Andrew Corporation (a)(b)                              1,896             15
  Worthington Industries, Inc.                           6,980             94
Printing & Publishing (0.1%)
  American Greetings Corporation-
    Class A (a)                                          1,687             25
Radio & Television Broadcasting (0.1%)
  Hearst-Argyle Television, Inc. (a)                     1,428             34
Railroads (0.5%)
  Burlington Northern Santa Fe Corp.                     1,222             34
  CSX Corporation                                          735             24
  Norfolk Southern Corporation                           1,332             28
  Union Pacific Corporation                                772             46
Retail Trade (0.3%)
  Barnes & Noble, Inc. (a)                               1,278             25
  Office Depot, Inc. (a)                                 3,049             39
  Staples, Inc. (a)                                        309              6
Rubber & Misc. Plastic Products (0.2%)
  Carlisle Companies Incorporated                        1,329             60
  Newell Financial Trust I (b)                             208              6
Savings Institutions (0.6%)
  Washington Mutual, Inc.                                4,119            163
Security & Commodity Brokers (2.4%)
  American Express Company                               4,785            181
  Bear Stearns Companies Inc. (The)                        365             24
  Goldman Sachs Group, Inc. (The)                          419             32
  Lehman Brothers Holdings Inc.                            179             11
  Merrill Lynch & Co., Inc.                              5,277            217
  Morgan Stanley Dean Witter & Co.                       4,198            188
Shoe Stores (0.2%)
  Foot Locker, Inc. (b)                                  4,953             54

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                       American Century Income & Growth 3

IDEX American Century Income & Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares           Value
-------------------------------------------------------------------------------
Telecommunications (6.9%)
  ALLTEL Corporation                                     4,863      $     228
  AT&T Corp. (b)                                         3,634             62
  BellSouth Corporation                                 10,111            258
  CenturyTel, Inc.                                       1,211             36
  Nextel Communications, Inc.-Class A (a)                9,654            143
  SBC Communications Inc.                               13,099            306
  Sprint Corporation (FON Group)                        21,807            251
  Verizon Communications, Inc.                          14,695            549
Transportation & Public Utilities (0.9%)
  Kinder Morgan Energy Partners, L.P.                    5,819            228
  Plains All American Pipeline, L.P.                       212              6
Trucking & Warehousing (0.8%)
  United Parcel Service, Inc.-Class B                    3,320            206
U.S. Government Agencies (2.0%)
  Fannie Mae                                             4,492            325
  Freddie Mac                                            3,603            209
Variety Stores (1.0%)
  Target Corporation                                       388             13
  Wal-Mart Stores, Inc.                                  4,677            263
Wholesale Trade Durable Goods (0.5%)
  Fisher Scientific International Inc. (a)               2,316             67
  IKON Office Solutions, Inc.                            8,485             66
  Ingram Micro Inc. (a)                                    566              6
Wholesale Trade Nondurable Goods (0.6%)
  SUPERVALU INC                                          9,531            157
                                                                    ---------
Total Common Stocks (cost: $28,009)                                    26,186
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (8.4%)
Bank Notes (0.5%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     129      $     129
Euro Dollar Overnight (0.9%)
  Bank of Montreal
    1.34%, due 05/01/2003                                   88             88
  BNP Paribas SA
    1.24%, due 05/06/2003                                   41             41
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  103            103
Euro Dollar Term (2.5%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  206            206
    1.25%, due 05/07/2003                                   51             51
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   15             15
    1.26%, due 06/24/2003                                  103            103
  Danske Bank A/S
    1.25%, due 05/07/2003                                  129            129
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                   51             51
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  129            129
Medium Term Notes (0.3%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                   77             77
Money Market Funds (3.3%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                   412            412
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                   489            489
Promissory Notes (0.7%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  180            180
Repurchase Agreements (0.2%) (d)
  Merrill Lynch & Co., Inc.
    1.42%, due 05/01/2003                                   51             51
                                                                    ---------
Total Security Lending Collateral (cost: $2,254)                        2,254
                                                                    ---------
Total Investment Securities (cost: $30,393)                         $  28,550
                                                                    =========
SUMMARY:
 Investments, at market value                            106.9 %    $  28,550
 Liabilities in excess of other assets                    (6.9)%       (1,849)
                                                    ----------      ---------
 Net assets                                              100.0 %    $  26,701
                                                    ==========      =========

                           FUTURES CONTRACTS:
------------------------------------------------------------------------
                                            Amount in     Net Unrealized
                             Settlement    U.S. Dollars    Appreciation
Currency         Contracts      Date      Bought (Sold)   (Depreciation)
--------------- ----------- ------------ --------------- ---------------
S&P 500 Index   1           06/19/2003        $ 222            $ 7

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $2,159.

(c) At April 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The market value of all securities segregated at April 30, 2003 is $19.

(d) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $52.

DEFINITIONS:
ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                       American Century Income & Growth 4

IDEX American Century Income & Growth

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $30,393)
     (including $2,159 of securities loaned)                   $   28,550
  Cash                                                                360
  Receivables:
     Investment securities sold                                       288
     Shares of beneficial interest sold                               107
     Dividends                                                         44
     Due from investment adviser                                        7
  Other                                                                 3
                                                               ----------
                                                                   29,359
                                                               ----------
Liabilities:
  Investment securities purchased                                     292
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                            34
     Distribution fees                                                 17
     Transfer agent fees and expenses                                  29
  Payable for securities on loan                                    2,254
  Other                                                                32
                                                               ----------
                                                                    2,658
                                                               ----------
Net Assets                                                     $   26,701
                                                               ==========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized   $   36,630
  Accumulated net investment income (loss)                             (1)
  Accumulated net realized gain (loss) from investments
     and futures contracts                                         (8,092)
  Net unrealized appreciation (depreciation) of
     investments and futures contracts                             (1,836)
                                                               ----------
Net Assets                                                     $   26,701
                                                               ==========
Shares Outstanding:
  Class A                                                             946
  Class B                                                           1,749
  Class C                                                             495
  Class L                                                              11
  Class M                                                             259
Net Asset Value Per Share:
  Class A                                                      $     7.84
  Class B                                                            7.67
  Class C                                                            7.67
  Class L                                                            7.67
  Class M                                                            7.69
Maximum Offering Price Per Share (1):
  Class A                                                      $     8.30
  Class M                                                            7.77

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Dividends                                                    $      312
  Income from securities loaned-net                                     2
                                                               ----------
                                                                      314
                                                               ----------
Expenses:
  Management and advisory fees                                        122
  Transfer agent fees and expenses                                     78
  Custody fees                                                         27
  Administration fees                                                  13
  Registration fees                                                    46
  Trustees fees and expenses                                            1
  Professional fees                                                    10
  Other                                                                15
  Distribution and service fees:
     Class A                                                           13
     Class B                                                           68
     Class C                                                           20
     Class L                                                           --
     Class M                                                           10
                                                               ----------
  Total Expenses                                                      423
  Less reimbursements by the investment adviser                      (108)
                                                               ----------
  Net Expenses                                                        315
                                                               ----------
Net Investment Income (Loss)                                           (1)
                                                               ----------
Net Realized Gain (Loss) on:
  Net investment securities                                        (2,769)
  Net futures contracts                                                 5
                                                               ----------
                                                                   (2,764)
                                                               ----------
Net Unrealized Appreciation (Depreciation) on:
  Net investment securities                                         3,611
  Net futures contracts                                                 7
                                                               ----------
                                                                    3,618
                                                               ----------
Net Gain (Loss) on Investments and Futures
  Contracts                                                           854
                                                               ----------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                              $      853
                                                               ==========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                       American Century Income & Growth 5

IDEX American Century Income & Growth

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                   April 30,
                                                      2003        October 31,
                                                  (unaudited)        2002
                                                --------------- ---------------
Increase (Decrease) In Net Assets From:
Operations:
Net investment income (loss)                      $       (1)     $     (134)
Net realized gain (loss) on investment
  securities and futures contracts                    (2,764)         (3,697)
Net unrealized appreciation (depreciation) on
  investment securities and futures contracts          3,618          (3,257)
                                                  ----------      ----------
                                                         853          (7,088)
Distributions to Shareholders:                    ----------      ----------
  From net investment income:
     Class A                                              --              --
     Class B                                              --              --
     Class C                                              --              --
     Class L                                              --              --
     Class M                                              --              --
                                                  ----------      ----------
                                                          --              --
                                                  ----------      ----------
  From net realized gains:
     Class A                                              --              --
     Class B                                              --              --
     Class C                                              --              --
     Class L                                              --              --
     Class M                                              --              --
                                                  ----------      ----------
                                                          --              --
                                                  ----------      ----------
Capital Share Transactions:
  Proceeds from shares sold(1):
     Class A                                           1,332          13,320
     Class B                                           1,442          12,717
     Class C                                             513           3,660
     Class L                                              85              --
     Class M                                             136           1,945
                                                  ----------      ----------
                                                       3,508          31,642
                                                  ----------      ----------
  Dividends and distributions reinvested:
     Class A                                              --              --
     Class B                                              --              --
     Class C                                              --              --
     Class L                                              --              --
     Class M                                              --              --
                                                  ----------      ----------
                                                          --              --
                                                  ----------      ----------
  Cost of shares redeemed:
     Class A                                          (2,063)         (8,387)
     Class B                                          (2,903)         (6,476)
     Class C                                          (1,054)         (2,502)
     Class L                                              (1)             --
     Class M                                            (720)         (1,009)
                                                  ----------      ----------
                                                      (6,741)        (18,374)
                                                  ----------      ----------
                                                      (3,233)         13,268
                                                  ----------      ----------
Net increase (decrease) in net assets                 (2,380)          6,180
                                                  ----------      ----------
Net Assets:
  Beginning of period                                 29,081          22,901
                                                  ----------      ----------
  End of period                                   $   26,701      $   29,081
                                                  ==========      ==========
Accumulated Net Investment Income (Loss)          $       (1)     $       --
                                                  ==========      ==========
Share Activity:
  Shares issued during the period(1):
     Class A                                             175           1,467
     Class B                                             194           1,404
     Class C                                              69             407
     Class L                                              11              --
     Class M                                              17             215
                                                  ----------      ----------
                                                         466           3,493
                                                  ----------      ----------
  Shares issued-reinvested from distributions:
     Class A                                              --              --
     Class B                                              --              --
     Class C                                              --              --
     Class L                                              --              --
     Class M                                              --              --
                                                  ----------      ----------
                                                          --              --
                                                  ----------      ----------
  Shares redeemed during the period:
     Class A                                            (276)         (1,009)
     Class B                                            (394)           (792)
     Class C                                            (144)           (295)
     Class L                                              --              --
     Class M                                             (96)           (120)
                                                  ----------      ----------
                                                        (910)         (2,216)
                                                  ----------      ----------
Net increase (decrease) in shares outstanding           (444)          1,277
                                                  ==========      ==========

(1) Includes proceeds in connection with the acquisition on March 1, 2002. See
    Note 1 on page 9.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                       American Century Income & Growth 6

IDEX American Century Income & Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
----------------------------------------------------------------------------------
Class A   04/30/2003       $  7.55      $   0.02         $   0.27       $   0.29
          10/31/2002          8.79          0.01            (1.25)         (1.24)
          10/31/2001         10.83         (0.03)           (2.01)         (2.04)
          10/31/2000         10.00            --             0.83           0.83
--------------------------------------------------------------------------------
Class B   04/30/2003          7.41         (0.01)            0.27           0.26
          10/31/2002          8.69         (0.05)           (1.23)         (1.28)
          10/31/2001         10.79         (0.10)           (2.00)         (2.10)
          10/31/2000         10.00         (0.04)            0.83           0.79
--------------------------------------------------------------------------------
Class C   04/30/2003          7.41         (0.01)            0.27           0.26
          10/31/2002          8.69         (0.05)           (1.23)         (1.28)
          10/31/2001         10.79         (0.08)           (2.02)         (2.10)
          10/31/2000         10.00         (0.04)            0.83           0.79
--------------------------------------------------------------------------------
Class L   04/30/2003          7.32            --             0.35           0.35
--------------------------------------------------------------------------------
Class M   04/30/2003          7.43            --             0.26           0.26
          10/31/2002          8.71         (0.04)           (1.24)         (1.28)
          10/31/2001         10.79         (0.09)           (1.99)         (2.08)
          10/31/2000         10.00         (0.04)            0.83           0.79
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
------------------------------------------------------------
Class A       $  --       $  --        $  --       $  7.84
                 --          --           --          7.55
                 --          --           --          8.79
                 --          --           --         10.83
----------------------------------------------------------
Class B          --          --           --          7.67
                 --          --           --          7.41
                 --          --           --          8.69
                 --          --           --         10.79
----------------------------------------------------------
Class C          --          --           --          7.67
                 --          --           --          7.41
                 --          --           --          8.69
                 --          --           --         10.79
----------------------------------------------------------
Class L          --          --           --          7.67
----------------------------------------------------------
Class M          --          --           --          7.69
                 --          --           --          7.43
                 --          --           --          8.71
                 --          --           --         10.79
----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
---------------------------------------------------------------------------------------------------------------
Class A   04/30/2003          3.84%        $ 7,421         1.85%        2.65%            0.46%          31.31%
          10/31/2002        (14.15)          7,908         1.80         2.43             0.09          160.85
          10/31/2001        (18.80)          5,183         1.55         2.49            (0.28)         113.05
          10/31/2000          8.30           2,974         1.55         6.85            (0.42)         110.96
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          3.51          13,407         2.50         3.30            (0.19)          31.31
          10/31/2002        (14.76)         14,446         2.45         3.08            (0.56)         160.85
          10/31/2001        (19.41)         11,623         2.20         3.14            (0.93)         113.05
          10/31/2000          7.86           3,635         2.20         7.50            (1.07)         110.96
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          3.51           3,794         2.50         3.30            (0.19)          31.31
          10/31/2002        (14.76)          4,223         2.45         3.08            (0.56)         160.85
          10/31/2001        (19.41)          3,985         2.20         3.14            (0.93)         113.05
          10/31/2000          7.86           2,077         2.20         7.50            (1.07)         110.96
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          4.78              86         2.50         3.30            (0.18)          31.31
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          3.50           1,993         2.40         3.20            (0.09)          31.31
          10/31/2002        (14.68)          2,504         2.35         2.98            (0.46)         160.85
          10/31/2001        (19.32)          2,110         2.10         3.04            (0.83)         113.05
          10/31/2000          7.93             741         2.10         7.40            (0.97)         110.96
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                       American Century Income & Growth 7

IDEX American Century Income & Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX American Century Income & Growth ("the Fund") commenced operations on March 1, 2000. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                       American Century Income & Growth 8

IDEX American Century Income & Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX American Century Income & Growth ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2000.

On March 1, 2002, IDEX GE U.S. Equity acquired all the net assets of IDEX American Century Income & Growth pursuant to a plan of reorganization approved by shareholders of IDEX American Century Income & Growth on February 22, 2002. The acquisition accomplished by a tax-free exchange of 1,150 shares of IDEX American Century Income & Growth (valued at $11,600) for the 1,251 shares of IDEX GE U.S. Equity outstanding on February 28, 2002. IDEX American Century Income & Growth net assets at that date ($11,600) including $145 of unrealized depreciation, were combined with those of IDEX GE U.S. Equity. The aggregate net assets of IDEX GE U.S. Equity and IDEX American Century Income & Growth immediately before the acquisition were $26,183 and $11,600, respectively. Immediately following the merger, IDEX GE U.S. Equity was renamed IDEX American Century Income & Growth.

             Shares       Amount
            --------   -----------
Proceeds in connection with the
acquisition
Class A       363      $  3,678
Class B       581         5,853
Class C       111         1,115
Class M        95           954
                       --------
                       $ 11,600
                       ========

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

IDEX Mutual Funds
Semi-Annual Report 2003

                       American Century Income & Growth 9

IDEX American Century Income & Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of any open futures contracts at April 30, 2003, are listed in the Schedule of Investments. The variation margin receivable or payable, as applicable, is included in the accompanying Statement of Assets and Liabilities. Variation margin represents the additional payments due or excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.90% of the first $100 million of ANA
      0.85% of the next $150 million of ANA
      0.80% of ANA over $250 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.50% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 21
     Retained by Underwriter        --
     Contingent Sales Charges       48

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

IDEX Mutual Funds
Semi-Annual Report 2003

                      American Century Income & Growth 10

IDEX American Century Income & Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 8,504
  U.S. Government                                         23
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                 11,694
  U.S. Government                                        192

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
   $    743     October 31, 2009
      3,520     October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  31,609
                                               =========
Unrealized Appreciation                        $   1,055
Unrealized (Depreciation)                         (4,114)
                                               ---------
Net Unrealized Appreciation (Depreciation)     $  (3,059)
                                               =========

IDEX Mutual Funds
Semi-Annual Report 2003

                      American Century Income & Growth 11

IDEX American Century International

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares           Value
-------------------------------------------------------------------------------
COMMON STOCKS (98.6%)
Australia (3.1%)
  Australia and New Zealand Banking
    Group Limited                                       29,052      $     339
  BHP Billiton Limited                                 174,810            989
  News Corporation Limited (The)                        40,441            288
  Westpac Banking Corporation                           55,905            557
Bermuda (0.7%)
  Nabors Industries Ltd. (a)                            11,798            462
Brazil (0.1%)
  Tele Norte Celular Participacoes
    SA-ADR (a)(b)                                       16,900            103
Canada (1.3%)
  Diversinet Corporation (a)                             6,750              5
  EnCana Corporation (b)                                16,546            542
  Nortel Networks Corporation (a)                       66,620            172
  Placer Dome Inc.-CUFS                                  9,296             91
  Suncor Energy Inc.                                       702             12
  TransCanada Pipelines Limited                          4,553             73
China (1.4%)
  China Telecom Corporation, Ltd. (a)                2,867,928            548
  Huaneng Power International, Inc.                    332,000            315
  SINOPEC Shanghai Petrochemical
    Company Limited (a)                                720,000            112
Finland (1.3%)
  Nokia Oyj-ADR                                         41,388            686
  Stora Enso Oyj-R Shares                               19,283            209
France (15.3%)
  Accor SA                                              18,301            603
  Alcatel-Class A (b)                                   55,143            451
  Aventis SA                                             4,964            252
  BNP Paribas SA                                        22,380          1,049
  Compagnie Generale des Etablissements
    Michelin-Class B                                     4,600            170
  Essilor International SA                               7,104            291
  France Telecom (b)                                    77,442          1,787
  France Telecom-new (a)                                 8,480            195
  Groupe Danone SA (b)                                   9,798          1,385
  Groupe Wanadoo SA (a)                                 70,699            482
  Orange SA (a)                                         52,632            421
  Pernod Ricard                                            749             66
  PSA Peugeot Citroen SA                                13,801            645
  Sanofi-Synthelabo                                        778             46
  Schneider Electric SA                                  8,658            409
  Societe Generale-Class A (b)                          17,024          1,040
  Total Fina Elf SA                                      7,938          1,040
  Vivendi Universal                                     24,754            403
Germany (4.0%)
  BASF AG (b)                                            3,426            151
  Deutsche Borse AG (b)                                 19,222            892
  Deutsche Telekom AG                                   62,245            831
  Fresenius Medical Care AG (b)                          6,897            345
  T-Online International AG (a)                         77,375            607
Hong Kong (0.5%)
  CNOOC Limited                                        195,000            256
  Johnson Electric Holdings Limited                     97,500            105
Ireland (2.6%)
  Allied Irish Banks PLC                                61,585            944
  Bank of Ireland                                       69,861            853
  CRH PLC                                                1,547             24
Israel (0.7%)
  Teva Pharmaceutical Industries
    Ltd.-ADR (b)                                        11,264            526
Italy (5.9%)
  Banco Popolare di Verona e Novara S c.r.l             21,409            291
  ENI-Ente Nazionale Idrocarburi (b)                    75,498          1,076
  Marzotto SpA                                          82,827            522
  Pininfarina SpA                                       13,650            312
  Snam Rete Gas SpA                                    145,371            527
  UniCredito Italiano SpA (b)                          325,643          1,424
Japan (14.2%)
  Ajinomoto Co., Inc.                                   54,000            547
  Asahi Glass Company, Limited (b)                      74,000            393
  Canon Inc.                                            29,409          1,187
  East Japan Railway Company                                42            190
  FANUC LTD (b)                                         11,900            486
  Fujisawa Pharmaceutical Company
    Limited                                             21,000            355
  Honda Motor Co., Ltd.                                 14,600            483
  Hoya Corporation                                      10,564            624
  Kao Corporation                                        8,656            158
  KDDI Corporation (b)                                     174            527
  Keyence Corporation                                    2,840            456
  Nissan Motor Co., Ltd. (b)                           122,845            941
  Nomura Securities Co., Ltd. (The)                     31,000            307
  NTT DoCoMo, Inc.                                         323            665
  Olympus Optical Co., Ltd.                             21,000            363
  Sharp Corporation                                     52,000            544
  SMC Corporation                                        5,700            429
  Takeda Chemical Industries, Ltd.                       8,784            321
  Tokyo Gas Co., Ltd.                                  103,000            335
  Toshiba Corporation                                  163,400            435
  Yahoo Japan Corporation (a)                               23            258

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                              American Century International 1

IDEX American Century International

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Shares           Value
-------------------------------------------------------------------------------
Mexico (1.0%)
  America Movil, SA de CV-
    Series L-ADR                                        27,108      $     455
  Wal-Mart de Mexico SA de CV-
    Series V                                            85,068            236
Netherlands (4.7%)
  Fox Kids Europe NV (a)                                50,750            255
  ING Groep NV                                          33,060            536
  Koninklijke KPN NV (a)                               126,166            838
  Unilever NV-CVA                                       21,461          1,351
  VNU NV                                                12,191            353
Russia (2.8%)
  Lukoil Oil Company-ADR                                 4,467            308
  Mobile TeleSystems OJSC-ADR (a)(b)                     7,169            344
  Surgutneftegaz-ADR (b)                                11,499            225
  Vimpel-Communications-ADR (a)                          5,909            236
  YUKOS Oil Company                                     74,141            867
South Korea (1.2%)
  POSCO                                                  1,622            137
  Samsung Electronics Co., Ltd.                          2,941            739
Spain (7.8%)
  Acesa Infraestructuras, SA                            26,002            338
  Altadis, SA                                           32,074            826
  Banco Popular Espanol SA                              11,608            562
  Banco Santander Central Hispano SA (b)                96,312            756
  Gas Natural SDG, SA                                   24,240            463
  Grupo Dragados                                        20,724            396
  Grupo Ferrovial, SA (b)                               22,781            604
  Repsol-YPF, SA                                        51,078            743
  Telefonica SA (a)                                     76,379            844
Sweden (1.7%)
  ForeningsSparbanken AB                                42,516            577
  Svenska Cellulosa AB-B Shares (b)                      5,982            203
  Tele2 AB-B Shares (a)                                  7,871            263
  Telefonaktiebolaget LM Ericsson-
    Class B                                            195,540            178
Switzerland (6.8%)
  Adecco SA-Registered Shares                            4,791            184
  Alcon, Inc. (a)                                        4,329            191
  Credit Suisse Group (a)                                9,569            228
  Nestle SA-Registered Shares                            4,822            983
  Novartis AG                                           39,302          1,550
  Roche Holdings AG                                     13,555            862
  STMicroelectronics NV-NY Registered Shares            16,937            349
  UBS AG-Registered Shares (b)                           9,749            462
United Kingdom (21.5%)
  3i Group PLC                                          29,220            217
  Alliance & Leicester PLC (b)                          43,689            566
  AstraZeneca PLC                                       22,816            895
  BAA PLC                                               62,617            483
  Boots Group PLC (The)                                  1,899             17
  Diageo PLC                                            74,995            831
  Exel PLC                                              28,399            272
  Gallaher Group Plc                                    47,980            454
  Glaxo Wellcome PLC-ADR (b)                            25,575          1,036
  HBOS PLC                                             130,075          1,523
  Imperial Tobacco Group PLC                            12,695            212
  Marks and Spencer Group PLC                           53,563            249
  mmO2 PLC (a)                                         886,679            790
  Reckitt Benckiser PLC                                 81,507          1,437
  Rentokil Initial PLC                                 135,659            405
  Rio Tinto PLC-Registered Shares                       33,502            640
  Royal Bank of Scotland Group PLC (The)                73,023          1,914
  Smith & Nephew PLC                                    38,485            257
  Stolt Offshore SA (a)                                 27,100             45
  Vodafone Group PLC                                 1,248,353          2,463
  WPP Group PLC                                         53,674            382
                                                                    ---------
Total Common Stocks (cost: $66,650)                                    69,458
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (16.3%)
Bank Notes (0.9%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     658      $     658
Euro Dollar Overnight (1.7%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  448            448
  BNP Paribas SA
    1.24%, due 05/06/2003                                  210            210
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  526            526
Euro Dollar Term (5.0%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                1,052          1,052
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  263            263
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   79             79
    1.26%, due 06/24/2003                                  526            526
  Danske Bank A/S
    1.25%, due 05/07/2003                                  658            658
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  263            263
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  658            658

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                              American Century International 2

IDEX American Century International

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
Medium Term Notes (0.6%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                            $     395      $     395
Money Market Funds (6.4%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 2,105          2,105
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 2,499          2,499
Promissory Notes (1.3%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  921            921
Repurchase Agreements (0.4%) (c)
  Merrill Lynch & Co., Inc.
    1.42%, due 05/01/2003                                  263            263
                                                                    ---------
Total Security Lending Collateral (cost: $11,524)                      11,524
                                                                    ---------
Total Investment Securities (cost: $78,174)                         $  80,982
                                                                    =========
SUMMARY:
 Investments, at market value                            114.9 %    $  80,982
 Liabilities in excess of other assets                   (14.9)%      (10,475)
                                                    ----------      ---------
 Net assets                                              100.0 %    $  70,507
                                                    ==========      =========

                                                   Percentage of
                                                     Net Assets        Value
-------------------------------------------------------------------------------
INVESTMENTS BY INDUSTRY:
  Commercial Banks                                        17.7%     $  12,519
  Telecommunications                                      16.3%        11,488
  Pharmaceuticals                                          8.2%         5,782
  Oil & Gas Extraction                                     7.1%         5,022
  Food & Kindred Products                                  6.1%         4,332
  Automotive                                               3.4%         2,381
  Chemicals & Allied Products                              3.0%         2,110
  Electronic & Other Electric Equipment                    2.7%         1,874
  Metal Mining                                             2.4%         1,720
  Tobacco Products                                         2.1%         1,492
  Computer & Data Processing Services                      1.9%         1,347
  Communications Equipment                                 1.9%         1,309
  Transportation & Public Utilities                        1.8%         1,283
  Electronic Components & Accessories                      1.8%         1,240
  Security & Commodity Brokers                             1.7%         1,199
  Electric Services                                        1.7%         1,192
  Computer & Office Equipment                              1.7%         1,187
  Gas Production & Distribution                            1.5%         1,063
  Construction                                             1.4%         1,000
  Instruments & Related Products                           1.4%           987
  Machinery, Equipment & Supplies                          1.2%           838
  Beverages                                                1.2%           831
  Apparel Products                                         1.1%           771
  Motion Pictures                                          1.0%           691
  Hotels & Other Lodging Places                            0.9%           603
  Business Services                                        0.8%           566
  Mortgage Bankers & Brokers                               0.8%           566
  Medical Instruments & Supplies                           0.8%           548
  Life Insurance                                           0.8%           536
  Paper & Allied Products                                  0.6%           412
  Personal Services                                        0.6%           405
  Stone, Clay & Glass Products                             0.6%           393
  Printing & Publishing                                    0.5%           353
  Health Services                                          0.5%           345
  Radio & Television Broadcasting                          0.4%           255
  Variety Stores                                           0.3%           236
  Holding & Other Investment Offices                       0.3%           217
  Rubber & Misc. Plastic Products                          0.2%           170
  Primary Metal Industries                                 0.2%           137
  Lumber & Constuction Materials                           0.0%            24
  Drug Stores & Proprietary Stores                         0.0%            17
  Petroleum Refining                                       0.0%            12
  Industrial Machinery & Equipment                         0.0%             5
                                                    ----------      ---------
  Investments, at market value                            98.6%        69,458
  Short-term investments                                  16.3%        11,524
  Other assets in excess of liabilities                  (14.9)%      (10,475)
                                                    ----------      ---------
  Net assets                                             100.0%     $  70,507
                                                    ==========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        American Century International 3

IDEX American Century International

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
--------------------------------------------------------------------------------
                                                                       Net
                                                    Amount in       Unrealized
                        Bought       Settlement    U.S. Dollars    Appreciation
Currency                (Sold)          Date      Bought (Sold)   (Depreciation)
--------------------------------------------------------------------------------
British Pound              32,695   05/01/2003       $  52            $  0
British Pound            (109,927)  05/02/2003        (175)              0
Canadian Dollar           (12,568)  05/01/2003          (9)              0
Canadian Dollar           (91,295)  05/02/2003         (63)              0
Euro Dollar                91,286   05/02/2003         102               0
Euro Dollar               320,803   05/05/2003         359              (1)
Hong Kong Dollar         (589,325)  05/02/2003         (76)              0
Japanese Yen          (15,861,226)  05/02/2003        (131)             (2)
Japanese Yen           10,283,968   05/02/2003          85               1
Swedish Krona           1,461,411   05/05/2003         179              (1)
Swiss Franc               241,119   05/05/2003         178               0
                                                     -----            -----
                                                     $ 501            $ (3)
                                                     =====            =====

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003 of all securities on loan is $10,885.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $268.

DEFINITIONS:

ADR  American Depositary Receipt

CUFS Chess Unit of Foreign Securities

CVA  Certificaaten van aandelen (share certificates)

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        American Century International 4

IDEX American Century International

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $78,174)
     (including $10,885 of securities loaned)                       $  80,982
  Cash                                                                  2,151
  Foreign cash (cost: $66)                                                 66
  Receivables:
     Investment securities sold                                         1,301
     Shares of beneficial interest sold                                   638
     Interest                                                               1
     Dividends                                                            342
     Due from investment adviser                                           91
  Forward foreign currency contracts                                        1
  Other                                                                    12
                                                                    ---------
                                                                       85,585
                                                                    ---------
Liabilities:
  Investment securities purchased                                       2,669
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                               694
     Distribution fees                                                     36
     Transfer agent fees and expenses                                      73
  Payable for securities on loan                                       11,524
  Forward foreign currency contracts                                        4
  Other                                                                    78
                                                                    ---------
                                                                       15,078
                                                                    ---------
Net Assets                                                          $  70,507
                                                                    =========
Net Assets Consist of:

  Shares of beneficial interest, unlimited shares authorized        $ 107,389
  Accumulated net investment income (loss)                                (99)
  Accumulated net realized gain (loss) from investments
     and foreign currency transactions                                (39,591)
  Net unrealized appreciation (depreciation) of
     investments and on translation of assets and liabilities
     in foreign currencies                                              2,808
                                                                    ---------
Net Assets                                                          $  70,507
                                                                    =========
Shares Outstanding:
  Class A                                                               6,055
  Class B                                                               3,032
  Class C                                                                 957
  Class L                                                                  36
  Class M                                                                 468
Net Asset Value Per Share:
  Class A                                                           $    6.79
  Class B                                                                6.53
  Class C                                                                6.53
  Class L                                                                6.53
  Class M                                                                6.57
Maximum Offering Price Per Share (1):
  Class A                                                           $    7.19
  Class M                                                                6.64

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       4
  Dividends                                                               553
  Income from loaned securities-net                                        19
     Less withholding taxes on foreign dividends                          (65)
                                                                    ---------
                                                                          511
                                                                    ---------
Expenses:
  Management and advisory fees                                            199
  Transfer agent fees and expenses                                         99
  Custody fees                                                            163
  Administration fees                                                      14
  Registration fees                                                        71
  Trustees fees and expenses                                                2
  Professional fees                                                        32
  Other                                                                    12
  Distribution and service fees:
     Class A                                                               45
     Class B                                                               49
     Class C                                                               14
     Class L                                                                1
     Class M                                                                7
                                                                    ---------
  Total Expenses                                                          708
  Less reimbursements by the investment adviser                          (295)
                                                                    ---------
  Net Expenses                                                            413
                                                                    ---------
Net Investment Income (Loss)                                               98
                                                                    ---------
Net realized gain (loss) during the period on:
  Net investment securities                                           (12,469)
  Net foreign currency transactions                                      (160)
                                                                    ---------
                                                                      (12,629)
                                                                    ---------
Net Unrealized Appreciation (Depreciation) on:
  Net investment securities                                             3,405
  Net translation of assets and liabilities
     denominated in foreign currency                                       (3)
                                                                    ---------
                                                                        3,402
                                                                    ---------
Net Gain (Loss) on Investments and Foreign
  Currency Transactions                                                (9,227)
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $  (9,129)
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        American Century International 5

IDEX American Century International

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $      98      $     (56)
  Net realized gain (loss) on investment
     securities and foreign currency
     transactions                                      (12,629)        (3,308)
  Net unrealized appreciation (depreciation)
     on investment securities and foreign
     currency translation                                3,402           (248)
                                                     ---------      ---------
                                                        (9,129)        (3,612)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold (1)(2):
     Class A                                            57,901         23,660
     Class B                                            20,569          3,848
     Class C                                             7,185          3,910
     Class L                                               263             --
     Class M                                             3,227          2,488
                                                     ---------      ---------
                                                        89,145         33,906
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                           (28,496)       (11,860)
     Class B                                            (2,246)        (2,375)
     Class C                                              (869)        (3,242)
     Class L                                               (17)            --
     Class M                                              (337)        (2,383)
                                                     ---------      ---------
                                                       (31,965)       (19,860)
                                                     ---------      ---------
                                                        57,180         14,046
                                                     ---------      ---------
Net increase (decrease) in net assets                   48,051         10,434
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   22,456         12,022
                                                     ---------      ---------
  End of period                                      $  70,507      $  22,456
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $     (99)     $      (1)
                                                     =========      =========

Share Activity:
  Shares issued during the period (1)(2):
     Class A                                             8,245          3,095
     Class B                                             2,598            483
     Class C                                               886            519
     Class L                                                39             --
     Class M                                               398            329
                                                     ---------      ---------
                                                        12,166          4,426
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                            (4,321)        (1,585)
     Class B                                              (354)          (309)
     Class C                                              (133)          (430)
     Class L                                                (3)            --
     Class M                                               (52)          (314)
                                                     ---------      ---------
                                                        (4,863)        (2,638)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            7,303          1,788
                                                     =========      =========

(1) Includes proceeds in connection with the acquisition on March 1, 2003. See
    Note 1 on page 9.

(2) Includes proceeds in connection with the acquisition on March 1, 2002. See
    Note 1 on page 9.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        American Century International 6

IDEX American Century International

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2002       $  7.00      $   0.02        $   (0.23)     $   (0.21)
          10/31/2002          8.38          0.01            (1.39)         (1.38)
          10/31/2001         12.76          0.05            (3.05)         (3.00)
          10/31/2000         12.85          0.05             0.35           0.40
          10/31/1999         10.77          0.03             2.05           2.08
          10/31/1998         10.57          0.07             0.20           0.27
---------------------------------------------------------------------------------
Class B   04/30/2003          6.76            --            (0.23)         (0.23)
          10/31/2002          8.15         (0.04)           (1.35)         (1.39)
          10/31/2001         12.53         (0.02)           (2.98)         (3.00)
          10/31/2000         12.70         (0.03)            0.35           0.32
          10/31/1999         10.71         (0.06)            2.05           1.99
          10/31/1998         10.52            --             0.20           0.20
---------------------------------------------------------------------------------
Class C   04/30/2003          6.76            --            (0.23)         (0.23)
          10/31/2002          8.15         (0.04)           (1.35)         (1.39)
          10/31/2001         12.53         (0.02)           (2.98)         (3.00)
          10/31/2000         12.70         (0.03)            0.35           0.32
---------------------------------------------------------------------------------
Class L   04/30/2003          6.73            --            (0.20)         (0.20)
---------------------------------------------------------------------------------
Class M   04/30/2003          6.80          0.01            (0.24)         (0.23)
          10/31/2002          8.18         (0.03)           (1.35)         (1.38)
          10/31/2001         12.57         (0.01)           (3.00)         (3.01)
          10/31/2000         12.73         (0.02)            0.35           0.33
          10/31/1999         10.72         (0.04)            2.05           2.01
          10/31/1998         10.53          0.01             0.20           0.21
---------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A     $     --    $     --     $     --      $  6.79
                  --          --           --         7.00
                  --       (1.38)       (1.38)        8.38
                  --       (0.49)       (0.49)       12.76
                  --          --           --        12.85
               (0.07)         --        (0.07)       10.77
----------------------------------------------------------
Class B           --          --           --         6.53
                  --          --           --         6.76
                  --       (1.38)       (1.38)        8.15
                  --       (0.49)       (0.49)       12.53
                  --          --           --        12.70
               (0.01)         --        (0.01)       10.71
----------------------------------------------------------
Class C           --          --           --         6.53
                  --          --           --         6.76
                  --       (1.38)       (1.38)        8.15
                  --       (0.49)       (0.49)       12.53
----------------------------------------------------------
Class L           --          --           --         6.53
----------------------------------------------------------
Class M           --          --           --         6.57
                  --          --           --         6.80
                  --       (1.38)       (1.38)        8.18
                  --       (0.49)       (0.49)       12.57
                  --          --           --        12.73
               (0.02)         --        (0.02)       10.72
----------------------------------------------------------

                                                                Ratios/Supplemental Data
                                        -------------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)      Portfolio
             Period          Total          Period      -----------------------      to Average        Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)      Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ------------
Class A   04/30/2003         (3.00)%       $ 41,133        1.84%        3.32%            0.72%           183.15%
          10/31/2002        (16.49)          14,921        1.87         3.68             0.22            240.73
          10/31/2001        (26.43)           5,209        1.55         2.77             0.47            128.78
          10/31/2000          2.74            6,977        1.62         3.56             0.09            108.37
          10/31/1999         19.12            4,902        1.90         3.53            (0.16)            71.70
          10/31/1998          2.58            4,981        2.03         4.22            (0.21)            50.01
---------------------------------------------------------------------------------------------------------------
Class B   04/30/2003         (3.40)          19,811        2.49         3.97             0.07            183.15
          10/31/2002        (17.09)           5,328        2.52         4.33            (0.43)           240.73
          10/31/2001        (26.96)           5,003        2.20         3.42            (0.18)           128.78
          10/31/2000          2.09            4,407        2.27         4.21            (0.56)           108.37
          10/31/1999         18.45            1,527        2.55         4.18            (0.81)            71.70
          10/31/1998          1.89            1,198        2.68         4.87            (0.86)            50.01
---------------------------------------------------------------------------------------------------------------
Class C   04/30/2003         (3.40)           6,254        2.49         3.97             0.07            183.15
          10/31/2002        (17.09)           1,381        2.52         4.33            (0.43)           240.73
          10/31/2001        (26.96)             938        2.20         3.42            (0.18)           128.78
          10/31/2000          2.09              629        2.27         4.21            (0.56)           108.37
---------------------------------------------------------------------------------------------------------------
Class L   04/30/2003         (2.97)             236        2.49         3.97             0.07            183.15
---------------------------------------------------------------------------------------------------------------
Class M   04/30/2003         (3.24)           3,073        2.39         3.87             0.17            183.15
          10/31/2002        (17.08)             826        2.42         4.23            (0.33)           240.73
          10/31/2001        (26.88)             872        2.10         3.32            (0.08)           128.78
          10/31/2000          2.19              840        2.17         4.11            (0.46)           108.37
          10/31/1999         18.55              480        2.45         4.08            (0.71)            71.70
          10/31/1998          1.99              397        2.58         4.77            (0.76)            50.01
---------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        American Century International 7

IDEX American Century International

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        American Century International 8

IDEX American Century International

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX American Century International ("the Fund"), part of IDEX Mutual Funds, began operations on February 1, 1997.

On March 1, 2003, the Fund acquired all the net assets of IDEX Gabelli Global Growth pursuant to a plan of reorganization approved by shareholders of IDEX Gabelli Global Growth on February 12, 2003. The acquisition was accomplished by a tax-free exchange of 5,472 shares of the Fund for the 6,190 shares of IDEX Gabelli Global Growth outstanding on February 28, 2003. IDEX Gabelli Global Growth's net assets at that date ($34,573), including $(10,073) of unrealized depreciation, were combined with those of the Fund. Proceeds in connection with the acquisition were as follows:

             Shares       Amount
            --------   -----------
Proceeds in connection with the
acquisition
Class A     1,824      $ 11,819
Class B     2,448        15,256
Class C       808         5,043
Class L         7            43
Class M       385         2,412
                       --------
                       $ 34,573
                       ========

On March 1, 2002, IDEX International Equity acquired all the net assets of IDEX American Century International pursuant to a plan of reorganization approved by shareholders of IDEX American Century International on February 22, 2002. The acquisition was accomplished by a tax-free exchange of 447 shares of IDEX American Century International (valued at $3,605) for the 449 shares of IDEX International Equity outstanding on February 28, 2002. IDEX American Century International's net assets at that date ($3,605), including $8 of unrealized appreciation, were combined with those of IDEX International Equity. The aggregate net assets of IDEX International Equity and IDEX American Century International immediately before the acquisition were $11,514 and $3,605, respectively. Immediately following the merger, IDEX International Equity was renamed IDEX American Century International.

             Shares      Amount
            --------   ----------
Proceeds in connection with the
acquisition
Class A       117      $   951
Class B       205        1,646
Class C        80          646
Class M        45          362
                       -------
                       $ 3,605
                       =======

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan,

IDEX Mutual Funds
Semi-Annual Report 2003

                        American Century International 9

IDEX American Century International

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gains or losses from investments. Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received. Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      1.00% of the first $50 million of ANA
      0.95% of the next $100 million of ANA
      0.90% of the next $350 million of ANA
      0.85% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales

IDEX Mutual Funds
Semi-Annual Report 2003

                       American Century International 10

IDEX American Century International

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M, and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 15
     Retained by Underwriter        --
     Contingent Sales Charges       26

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six-months ended April 30, 2003, was $5.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 84,188
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  69,096
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
  $    8,205    October 31, 2009
      17,179    October 31, 2009

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $ 79,421
                                               ========
Unrealized Appreciation                        $  4,084
Unrealized (Depreciation)                        (2,523)
                                               --------
Net Unrealized Appreciation (Depreciation)     $  1,561
                                               ========

IDEX Mutual Funds
Semi-Annual Report 2003

                       American Century International 11

                               IDEX MUTUAL FUNDS

                   RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled, "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, IDEX Mutual Funds solicited a vote by the shareholders for:

At a special meeting of shareholders held on February 12, 2003, the results of the Proposal were as follows:

IDEX Gabelli Global Growth

Proposal 1: Approval of an Agreement and Plan of Reorganization.

     For         Against     Abstentions/Broker Non-Votes
-------------   ---------   -----------------------------
  92.45%           2.80%                 4.75%

IDEX Mutual Funds
Semi-Annual Report 2003

                       American Century International 12

IDEX Clarion Real Estate Securities

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                        Shares         Value
------------------------------------------------------------------------------

PREFERRED STOCKS (0.9%)
Holding & Other Investment Offices (0.9%)
  Keystone Property Trust-Series D                      11,050      $     295
                                                                    ---------
Total Preferred Stocks (cost: $290)                                       295
                                                                    ---------
COMMON STOCKS (91.5%)
Holding & Other Investment Offices (91.5%)
Apartments (17.8%)
  Camden Property Trust                                 40,560          1,418
  Equity Residential                                    56,620          1,467
  Gables Residential Trust                              41,600          1,181
  Home Properties of New York, Inc.                     25,400            882
  United Dominion Realty Trust, Inc.                    53,400            891
Diversified (13.1%)
  iStar Financial Inc.                                  39,140          1,171
  Keystone Property Trust                               49,400            850
  Lexington Corporate Properties Trust                  45,000            776
  Liberty Property Trust                                47,500          1,486
Health Care (4.0%)
  Health Care REIT, Inc.                                45,690          1,301
Hotels (3.3%)
  LaSalle Hotel Properties                              78,000          1,091
Office Property (20.6%)
  Arden Realty, Inc.                                    50,950          1,214
  Brandywine Realty Trust                               49,490          1,104
  Equity Office Properties Trust                        79,450          2,064
  Mack-Cali Realty Corporation                          47,350          1,495
  Prentiss Properties Trust                             32,660            898
Regional Malls (12.0%)
  CBL & Associates Properties, Inc.                     29,080          1,234
  Mills Corporation (The)                               46,500          1,486
  Simon Property Group, Inc.                            33,400          1,226
Shopping Centers (17.8%)
  Developers Diversified Realty Corporation             42,900          1,081
  Glimcher Realty Trust                                 61,000          1,260
  Heritage Property Investment Trust                    49,730          1,263
  New Plan Realty Trust, Inc.                           64,200          1,283
  Tanger Factory Outlet Centers, Inc.                   29,350            945
Warehouses (2.9%)
  ProLogis                                              36,700            945
                                                                    ---------
Total Common Stocks (cost: $29,886)                                    30,012
                                                                    ---------
Total Investment Securities (cost: $30,176)                         $  30,307
                                                                    =========
SUMMARY:
 Investments, at market value                             92.4%     $  30,307
 Other assets in excess of liabilities                     7.6%         2,493
                                                     ---------      ---------
 Net assets                                              100.0%     $  32,800
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        Clarion Real Estate Securities 1

IDEX Clarion Real Estate Securities

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $30,176)            $  30,307
  Cash                                                                  4,986
  Receivables:
     Investment securities sold                                           240
     Shares of beneficial interest sold                                 1,498
     Interest                                                               1
     Dividends                                                             57
     Due from investment adviser                                           13
                                                                    ---------
                                                                       37,102
                                                                    ---------
Liabilities:
  Investment securities purchased                                       4,292
  Accounts payable and accrued liabilities:
     Distribution fees                                                      4
     Transfer agent fees and expenses                                       1
  Other                                                                     5
                                                                    ---------
                                                                        4,302
                                                                    ---------
Net Assets                                                          $  32,800
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  32,616
  Undistributed net investment income (loss)                               49
  Undistributed net realized gain (loss) from investments                   4
  Net unrealized appreciation (depreciation) of
     investments                                                          131
                                                                    ---------
Net Assets                                                          $  32,800
                                                                    =========
Shares Outstanding:
  Class A                                                               2,992
  Class B                                                                  32
  Class C                                                                  10
  Class L                                                                  39
  Class M                                                                  19

Net Asset Value Per Share:
  Class A                                                           $   10.60
  Class B                                                               10.59
  Class C                                                               10.59
  Class L                                                               10.59
  Class M                                                               10.60
Maximum Offering Price Per Share (1):
  Class A                                                           $   11.22
  Class M                                                               10.71

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
From March 1, 2003 to April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       1
  Dividends                                                                70
                                                                    ---------
                                                                           71
                                                                    ---------
Expenses:
  Management and advisory fees                                              9
  Transfer agent fees and expenses                                         20
  Custody fees                                                              1
  Administration fees                                                       4
  Registration fees                                                         6
  Professional fees                                                         3
  Other                                                                     1
  Distribution and service fees:
     Class A                                                                4
     Class B                                                               --
     Class C                                                               --
     Class L                                                               --
     Class M                                                               --
                                                                    ---------
  Total Expenses                                                           48
  Less reimbursements by the investment adviser                           (26)
                                                                    ---------
  Net Expenses                                                             22
                                                                    ---------
Net Investment Income (Loss)                                               49
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                         4
  Net unrealized appreciation (depreciation) on
     investment securities                                                131
                                                                    ---------
Net Gain (Loss) on Investments                                            135
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $     184
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        Clarion Real Estate Securities 2

IDEX Clarion Real Estate Securities

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)
(unaudited)

                                                                    April 30,
                                                                     2003 (a)
                                                                  -------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                                      $      49
  Net realized gain (loss) on investment
     securities                                                             4
  Net unrealized appreciation (depreciation)
     on investment securities                                             131
                                                                    ---------
                                                                          184
                                                                    ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                               --
     Class B                                                               --
     Class C                                                               --
     Class L                                                               --
     Class M                                                               --
                                                                    ---------
                                                                           --
                                                                    ---------
  From net realized gains:
     Class A                                                               --
     Class B                                                               --
     Class C                                                               --
     Class L                                                               --
     Class M                                                               --
                                                                    ---------
                                                                           --
                                                                    ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                                           31,927
     Class B                                                              330
     Class C                                                              104
     Class L                                                              401
     Class M                                                              197
                                                                    ---------
                                                                       32,959
                                                                    ---------
  Dividends and distributions reinvested:
     Class A                                                               --
     Class B                                                               --
     Class C                                                               --
     Class L                                                               --
     Class M                                                               --
                                                                    ---------
                                                                           --
                                                                    ---------
  Cost of shares redeemed:
     Class A                                                             (340)
     Class B                                                               (2)
     Class C                                                               --
     Class L                                                               --
     Class M                                                               (1)
                                                                    ---------
                                                                         (343)
                                                                    ---------
                                                                       32,616
                                                                    ---------
Net increase (decrease) in net assets                                  32,800
                                                                    ---------
Net Assets:
  Beginning of period                                                      --
                                                                    ---------
  End of period                                                     $  32,800
                                                                    =========
Undistributed Net Investment Income (Loss)                          $      49
                                                                    =========

Share Activity:
  Shares issued during the period:
     Class A                                                            3,024
     Class B                                                               32
     Class C                                                               10
     Class L                                                               39
     Class M                                                               19
                                                                    ---------
                                                                        3,124
                                                                    ---------
  Shares issued-reinvested from distributions:
     Class A                                                               --
     Class B                                                               --
     Class C                                                               --
     Class L                                                               --
     Class M                                                               --
                                                                    ---------
                                                                           --
                                                                    ---------
  Shares redeemed during the period:
     Class A                                                              (32)
     Class B                                                               --
     Class C                                                               --
     Class L                                                               --
     Class M                                                               --
                                                                    ---------
                                                                          (32)
                                                                    ---------
Net increase (decrease) in shares outstanding                           3,092
                                                                    =========

(a) Commenced operations on March 1, 2003.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        Clarion Real Estate Securities 3

IDEX Clarion Real Estate Securities

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                       For a share of beneficial interest outstanding throughout
                                              each period
                       ---------------------------------------------------------
                                               Investment Operations
                                   ---------------------------------------------
                        Net Asset
             For the      Value,         Net         Net Realized
             Period     Beginning     Investment    and Unrealized      Total
            Ended (f)   of Period   Income (Loss)     Gain (Loss)    Operations
          ------------ ----------- --------------- ---------------- ------------
Class A   04/30/2003    $   10.00     $   0.03         $   0.57       $   0.60
------------------------------------------------------------------------------
Class B   04/30/2003        10.00         0.05             0.54           0.59
------------------------------------------------------------------------------
Class C   04/30/2003        10.00         0.06             0.53           0.59
------------------------------------------------------------------------------
Class L   04/30/2003        10.00         0.05             0.54           0.59
------------------------------------------------------------------------------
Class M   04/30/2003        10.00         0.06             0.54           0.60
------------------------------------------------------------------------------

             For a share of beneficial interest outstanding
                        throughout each period
          ----------------------------------------------------
                       Distributions
          ---------------------------------------
                                                    Net Asset
            From Net    From Net                     Value,
           Investment   Realized       Total           End
             Income       Gains    Distributions    of Period
          ------------ ---------- --------------- ------------
Class A       $  --       $  --        $  --       $   10.60
------------------------------------------------------------
Class B          --          --           --           10.59
------------------------------------------------------------
Class C          --          --           --           10.59
------------------------------------------------------------
Class L          --          --           --           10.59
------------------------------------------------------------
Class M          --          --           --           10.60
------------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (d)     Total (e)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          6.00%        $ 31,733        1.75%        3.97%            4.15%           2.27%
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          5.90              337        2.40         4.62             3.50            2.27
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          5.90              110        2.40         4.62             3.50            2.27
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          5.90              417        2.40         4.62             3.50            2.27
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          6.00              203        2.30         4.52             3.60            2.27
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        Clarion Real Estate Securities 4

IDEX Clarion Real Estate Securities

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(e) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(f)   Commenced operations on March 1, 2003.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        Clarion Real Estate Securities 5

IDEX Clarion Real Estate Securities

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Clarion Real Estate Securities ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2003. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Class C and M shares are not available to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investor's Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Real Estate Investment Trusts ("REITs"): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Since the Fund invests primarily in real estate related securities, the value of its shares may fluctuate more widely than the value of shares of a fund that invests in a broad range of industries.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.80% of the first $250 million of ANA
      0.775% of the next $250 million of ANA
      0.70% of the next $500 million of ANA
      0.65% of ANA over $1 billion

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

IDEX Mutual Funds
Semi-Annual Report 2003

                        Clarion Real Estate Securities 6

IDEX Clarion Real Estate Securities

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the period ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter       $ 1
     Retained by Underwriter        --
     Contingent Sales Charges       --

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 30,525
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                     352
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $ 30,176
                                               ========
Unrealized Appreciation                        $    249
Unrealized (Depreciation)                          (118)
                                               --------
Net Unrealized Appreciation (Depreciation)     $    131
                                               ========

IDEX Mutual Funds
Semi-Annual Report 2003

                        Clarion Real Estate Securities 7

IDEX Federated Tax Exempt

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS (96.9%)
Alabama (2.8%)
  Alabama Water Pollution Control,
    Revenue Bonds,
    5.50%, due 08/15/2023                            $     500      $     537
  Birmingham Waterworks & Sewer Board,
    Revenue Bonds, Series B,
    5.25%, due 01/01/2021                                  600            641
Arkansas (1.2%)
  Jefferson County Hospital Association,
    Revenue Bonds, Series B,
    5.80%, due 06/01/2021                                  500            526
California (4.6%)
  California State,
    General Obligation Bonds,
    5.25%, due 02/01/2014                                  500            544
  Los Angeles Water and Power Division,
    Revenue Bonds, Series A-A-1,
    5.25%, due 07/01/2019                                  500            539
  Sacramento Municipal Utilities,
    Revenue Bonds, Series P,
    5.25%, due 08/15/2021                                  300            321
  Torrance Memorial Medical Center,
    Revenue Bonds, Series A,
    6.00%, due 06/01/2022                                  500            542
Colorado (1.4%)
  Colorado Department of Transportation,
    Revenue Bonds, Series A,
    5.50%, due 06/15/2015                                  500            582
District of Columbia (1.4%)
  District of Columbia Water and Sewer
    Authority, Revenue Bonds,
    5.50%, due 10/01/2017                                  500            579
Florida (1.3%)
  Orlando Utilities, Community Water and
    Electric Division, Revenue Bonds,
    5.25%, due 10/01/2020                                  500            540
Georgia (1.3%)
  Clayton County Water Authority,
    Revenue Bonds,
    5.13%, due 05/01/2021                                  500            529
Illinois (5.3%)
  Illinois State Partnership, Department
    of Central Management,
    Public Improvements,
    General Obligation Bonds,
    5.65%, due 07/01/2017                                1,000          1,118
  McHenry County Community School
    District, General Obligation Bonds,
    Series A,
    5.85%, due 01/01/2016                                1,000          1,127
Indiana (3.8%)
  Indiana State Development Finance
    Authority, Revenue Bonds,
    5.25%, due 12/01/2022                                  500            506
  Indianapolis Gas Utility,
    Revenue Bonds, Series A,
    5.25%, due 08/15/2012                                1,000          1,118
Iowa (2.4%)
  Iowa State Certificate of Participation,
    Revenue Bonds,
    6.50%, due 07/01/2006                                1,000          1,024
Louisiana (1.2%)
  Sabine River Authority, Water Facilities,
    Revenue Bonds,
    6.20%, due 02/01/2025                                  500            520
Massachusetts (2.6%)
  Massachusetts State Health and
    Educational Facilities Authority,
    Revenue Bonds,
    5.38%, due 05/15/2017                                  500            543
  Massachusetts State Development Finance
    Agency, Revenue Bonds,
    6.38%, due 07/01/2023                                  500            538
Michigan (8.5%)
  Cornell Michigan, Economic
    Development, Revenue Bonds,
    5.88%, due 05/01/2018                                  500            503
  Michigan Municipal Bond Authority,
    Revenue Bonds,
    5.50%, due 10/01/2022                                  500            584
  Michigan State Strategic Fund Ltd.,
    Revenue Bonds,
    5.45%, due 09/01/2029                                1,000          1,028
  West Bloomfield Michigan School
    District, General Obligation Bonds,
    5.13%, due 05/01/2021                                  900            947
  Western Michigan University,
    Revenue Bonds,
    5.00%, due 07/15/2021                                  500            521
Mississippi (1.3%)
  Lowdes County Solid Waste Disposal &
    Pollution Control, Revenue Bonds,
    6.70%, due 04/01/2022                                  500            570

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Federated Tax Exempt 1

IDEX Federated Tax Exempt

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
Nevada (2.3%)
  Clark County Industrial Development,
    Revenue Bonds,
    5.45%, due 03/01/2038                            $     400      $     403
  Clark County School District, School
    Improvements, General Obligation
    Bonds, Series F,
    5.00%, due 06/15/2006                                  500            550
New Hampshire (0.8%)
  New Hampshire State Housing Authority,
    Single-Family Mortgage,
    Revenue Bonds, Series C,
    6.13%, due 01/01/2020                                  310            332
New Mexico (1.1%)
  New Mexico Mortgage and Finance
    Authority, Revenue Bonds,
    6.05%, due 09/01/2021                                  445            474
New York (9.5%)
  New York City Industrial Development
    Agency, Revenue Bonds,
    5.38%, due 07/01/2017                                  250            275
  New York City Transitional Finance
    Authority, Revenue Bonds,
    Non pre-refunded,
    5.50%, due 02/15/2019                                  640            703
  New York City Transitional Finance
    Authority, Revenue Bonds,
    Pre-refunded,
    5.50%, due 02/15/2019                                  360            418
  New York City, General Obligation Bonds,
    5.75%, due 03/01/2015                                  400            436
  New York Metropolitan Transit Authority,
    Revenue Bonds, Series A,
    5.13%, due 11/15/2022                                  500            528
  New York State Mortgage Agency,
    Revenue Bonds, Series 95,
    5.50%, due 10/01/2017                                  500            538
  Niagara Count Solid Waste Disposal
    Division, Revenue Bonds, Series D,
    5.55%, due 11/15/2024                                  500            524
  Warwick Valley Central School District,
    School Improvements, General
    Obligation Bonds,
    5.50%, due 01/15/2017                                  570            639
North Carolina (2.5%)
  North Carolina Housing and Finance
    Agency Authority, Revenue Bonds,
    5.25%, due 01/01/2022                                  485            499
  North Carolina Municipal Power Agency,
    Revenue Bonds, Series A,
    5.50%, due 01/01/2012                                  500            540
North Dakota (1.2%)
  North Dakota State Housing and Finance
    Authority, Revenue Bonds, Series C,
    6.00%, due 07/01/2020                                  465            494
Ohio (6.4%)
  Ohio State Air Quality Development
    Authority, Revenue Bonds, Series A,
    6.00%, due 12/01/2013                                  500            524
  Ohio State Building Authority,
    Revenue Bonds,
    5.00%, due 04/01/2018                                  500            533
  Ohio State Infrastructure, Highway
    Improvements, Revenue Bonds,
    5.00%, due 06/15/2006                                  500            550
  Ohio State Schools,
    General Obligation Bonds, Series A,
    5.38%, due 09/15/2017                                  500            556
  Steubenville Hospital Improvement
    Facilities, Revenue Bonds,
    6.38%, due 10/01/2020                                  500            537
Oregon (1.2%)
  Clackamas County Hospital Facilities,
    Revenue Bonds, Series A,
    5.25%, due 05/01/2021                                  500            513
Pennsylvania (5.0%)
  Pennsylvania Housing Finance Agency,
    Multi-Family Mortgage,
    Revenue Bonds,
    9.38%, due 08/01/2028                                    5              5
  Pennsylvania Housing Finance Agency,
    Single Family Mortgage,
    Revenue Bonds,
    5.00%, due 04/01/2016                                  500            523
  Pennsylvania State Facilities Authority,
    Revenue Bonds,
    6.00%, due 01/15/2022                                  500            526
  Pennsylvania State,
    General Obligation Bonds,
    5.00%, due 09/15/2018                                  500            536
  Sayre, Pennsylvania Health Care Facilities,
    Revenue Bonds,
    5.75%, due 12/01/2021                                  500            522
Puerto Rico (1.3%)
  Puerto Rico Electric Power Authority,
    Revenue Bonds, Series II,
    5.25%, due 07/01/2022                                  500            537

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Federated Tax Exempt 2

IDEX Federated Tax Exempt

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
Rhode Island (3.9%)
  Providence Public Building Authority,
    Revenue Bonds, Series A,
    5.70%, due 12/15/2015                            $     500      $     575
  Rhode Island Clean Water Financing
    Agency, Revenue Bonds,
    5.80%, due 09/01/2022                                1,000          1,092
South Carolina (2.3%)
  Lexington County School District,
    General Obligation Bonds,
    5.13%, due 03/01/2023                                  500            533
  South Carolina State Public Service
    Authority, Revenue Bonds, Series D,
    5.00%, due 01/01/2021                                  420            441
South Dakota (1.2%)
  South Dakota Housing Development
    Agency, Revenue Bonds, Series C,
    5.35%, due 05/01/2022                                  500            521
Tennessee (3.1%)
  Memphis-Shelby County, Tennessee
    Airport, Revenue Bonds,
    5.00%, due 09/01/2009                                  500            536
  Sullivan County Health & Educational
    Housing Facilities Board Review,
    Revenue Bonds,
    6.25%, due 09/01/2022                                  250            262
  Tennessee Housing Development Agency,
    Revenue Bonds,
    5.38%, due 01/01/2018                                  500            529
Texas (4.9%)
  Houston Port Authority, Harris County,
    General Obligation Bonds, Series A,
    5.50%, due 10/01/2024                                  500            539
  Kingsbridge Municipal Utility District,
    General Obligation Bonds,
    5.38%, due 03/01/2015                                  500            548
  Lower Colorado River Authority,
    Revenue Bonds,
    5.00%, due 05/15/2023                                  450            465
  North Central Texas Health Facilities
    Development, Revenue Bonds,
    5.25%, due 08/15/2022                                  500            522
Virginia (1.3%)
  Virginia Commonwealth Transportation
    Board, Revenue Bonds, Series B,
    4.50%, due 05/15/2008                                  500            548
Washington (5.2%)
  Northwest Washington Electric
    Revenue Bonds, Series A,
    5.75%, due 07/01/2018                                  500            563
  Port Seattle Washington Pollution
    Control, Revenue Bonds,
    5.25%, due 09/01/2021                                  500            532
  Seattle Municipal Light and Power,
    Revenue Bonds,
    5.13%, due 03/01/2021                                  500            522
  University of Washington, Student
    Facilities Improvements,
    Revenue Bonds,
    5.88%, due 06/01/2016                                  500            579
Wisconsin (1.8%)
  Wisconsin State Health & Educational
    Facilities Authority, Revenue Bonds,
    5.75%, due 08/15/2025                                  500            517
  Wisconsin State Health Facilities,
    Revenue Bonds,
    6.00%, due 07/01/2021                                  250            263
Wyoming (2.8%)
  Wyoming State Farm Loan Board, Capital
    Facilities, Revenue Bonds,
    5.75%, due 10/01/2020                                1,000          1,168
                                                                    ---------
Total Long-Term Municipal Bonds (cost: $38,566)
                                                                       40,997
                                                                    ---------
SHORT-TERM MUNICIPAL BONDS (2.2%)
Indiana (1.3%)
  Indiana Health Facilities Financing
    Authority, Revenue Bonds,
    1.31%, due 03/01/2030 (a)                              525            525
New York (0.7%)
  New York City,
    General Obligation Bonds,
    1.26%, due 08/01/2017 (a)                              300            300
Texas (0.2%)
  North Central Texas Health Facilities
    Development, Revenue Bonds,
    1.31%, due 12/01/2015 (a)                              100            100
                                                                    ---------
Total Short-Term Municipal Bonds (cost: $925)
                                                                          925
                                                                    ---------
Total Investment Securities (cost: $39,491)
                                                                    $  41,922
                                                                    =========
SUMMARY:
 Investments, at market value                             99.1%     $  41,922
 Other assets in excess of liabilities                     0.9%           360
                                                     ---------      ---------
 Net assets                                              100.0%     $  42,282
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Floating or variable rate note. Rate is listed as of April 30, 2003.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Federated Tax Exempt 3

IDEX Federated Tax Exempt

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $39,491)            $  41,922
  Cash                                                                     23
  Receivables:
     Shares of beneficial interest sold                                    59
     Interest                                                             585
  Other                                                                     4
                                                                    ---------
                                                                       42,593
                                                                    ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                               246
     Management and advisory fees                                          14
     Distribution fees                                                     23
     Transfer agent fees and expenses                                      11
  Other                                                                    17
                                                                    ---------
                                                                          311
                                                                    ---------
Net Assets                                                          $  42,282
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  40,814
  Undistributed net investment income (loss)                               55
  Accumulated net realized gain (loss) from investments                (1,017)
  Net unrealized appreciation (depreciation) of
     investments                                                        2,430
                                                                    ---------
Net Assets                                                          $  42,282
                                                                    =========
Shares Outstanding:
  Class A                                                               1,758
  Class B                                                               1,085
  Class C                                                                 408
  Class L                                                                 120
  Class M                                                                 218
Net Asset Value Per Share:
  Class A                                                           $   11.79
  Class B                                                               11.78
  Class C                                                               11.78
  Class L                                                               11.78
  Class M                                                               11.79
Maximum Offering Price Per Share (1):
  Class A                                                           $   12.38
  Class M                                                               11.91

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $   1,013
                                                                    ---------
Expenses:
  Management and advisory fees                                            124
  Transfer agent fees and expenses                                         32
  Custody fees                                                              7
  Administration fees                                                      15
  Registration fees                                                        33
  Trustees fees and expenses                                                2
  Professional fees                                                        13
  Other                                                                     5
  Distribution and service fees:
     Class A                                                               36
     Class B                                                               61
     Class C                                                               26
     Class L                                                                3
     Class M                                                                9
                                                                    ---------
  Total Expenses                                                          366
  Less reimbursements by the investment adviser                           (24)
                                                                    ---------
  Net Expenses                                                            342
                                                                    ---------
Net Investment Income (Loss)                                              671
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                        (1)
  Net unrealized appreciation (depreciation) on
     investment securities                                                977
                                                                    ---------
Net Gain (Loss) on Investments                                            976
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   1,647
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Federated Tax Exempt 4

IDEX Federated Tax Exempt

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $     671      $   1,127
  Net realized gain (loss) on investment
     securities                                             (1)            26
  Net unrealized appreciation (depreciation)
     on investment securities                              977             73
                                                     ---------      ---------
                                                         1,647          1,226
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                              (360)          (718)
     Class B                                              (174)          (233)
     Class C                                               (76)           (84)
     Class L                                                (8)            --
     Class M                                               (46)           (82)
                                                     ---------      ---------
                                                          (664)        (1,117)
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                             9,261         14,209
     Class B                                             2,086          8,223
     Class C                                             1,312          5,904
     Class L                                             1,411             --
     Class M                                               141          1,219
                                                     ---------      ---------
                                                        14,211         29,555
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                               271            524
     Class B                                               117            151
     Class C                                                40             68
     Class L                                                 5             --
     Class M                                                36             65
                                                     ---------      ---------
                                                           469            808
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (9,773)       (17,500)
     Class B                                            (1,728)        (2,677)
     Class C                                            (1,913)        (2,376)
     Class L                                               (25)            --
     Class M                                              (555)          (821)
                                                     ---------      ---------
                                                       (13,994)       (23,374)
                                                     ---------      ---------
                                                           686          6,989
                                                     ---------      ---------
Net increase (decrease) in net assets                    1,669          7,098
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   40,613         33,515
                                                     ---------      ---------
  End of period                                      $  42,282      $  40,613
                                                     =========      =========
Undistributed Net Investment Income (Loss)           $      55      $      48
                                                     =========      =========
Share Activity:
  Shares issued during the period:
     Class A                                               798          1,245
     Class B                                               181            718
     Class C                                               114            516
     Class L                                               122             --
     Class M                                                13            105
                                                     ---------      ---------
                                                         1,228          2,584
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                23             46
     Class B                                                10             13
     Class C                                                 3              6
     Class L                                                --             --
     Class M                                                 3              6
                                                     ---------      ---------
                                                            39             71
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (841)        (1,539)
     Class B                                              (149)          (236)
     Class C                                              (165)          (209)
     Class L                                                (2)            --
     Class M                                               (48)           (72)
                                                     ---------      ---------
                                                        (1,205)        (2,056)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding               62            599
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Federated Tax Exempt 5

IDEX Federated Tax Exempt

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   11.51     $   0.20         $   0.28       $   0.48
          10/31/2002          11.44         0.38             0.14           0.52
          10/31/2001          10.91         0.40             0.56           0.96
          10/31/2000          10.60         0.44             0.42           0.86
          10/31/1999          11.94         0.44            (1.14)         (0.70)
          10/31/1998          11.75         0.48             0.34           0.82
--------------------------------------------------------------------------------
Class B   04/30/2003          11.51         0.17             0.26           0.43
          10/31/2002          11.44         0.30             0.11           0.41
          10/31/2001          10.90         0.34             0.56           0.90
          10/31/2000          10.59         0.37             0.42           0.79
          10/31/1999          11.94         0.35            (1.14)         (0.79)
          10/31/1998          11.74         0.41             0.34           0.75
--------------------------------------------------------------------------------
Class C   04/30/2003          11.51         0.17             0.26           0.43
          10/31/2002          11.44         0.29             0.12           0.41
          10/31/2001          10.90         0.65             0.25           0.90
          10/31/2000          10.59         0.37             0.42           0.79
--------------------------------------------------------------------------------
Class L   04/30/2003          11.59         0.14             0.21           0.35
--------------------------------------------------------------------------------
Class M   04/30/2003          11.51         0.21             0.26           0.47
          10/31/2002          11.44         0.36             0.09           0.45
          10/31/2001          10.91         0.40             0.53           0.93
          10/31/2000          10.59         0.42             0.42           0.84
          10/31/1999          11.94         0.39            (1.14)         (0.75)
          10/31/1998          11.75         0.45             0.34           0.79
--------------------------------------------------------------------------------

             For a share of beneficial interest outstanding
                        throughout each period
          ----------------------------------------------------
                       Distributions
          ---------------------------------------
                                                    Net Asset
            From Net    From Net                     Value,
           Investment   Realized       Total           End
             Income       Gains    Distributions    of Period
          ------------ ---------- --------------- ------------
Class A    $   (0.20)   $     --    $   (0.20)     $   11.79
               (0.45)         --        (0.45)         11.51
               (0.43)         --        (0.43)         11.44
               (0.44)      (0.11)       (0.55)         10.91
               (0.44)      (0.20)       (0.64)         10.60
               (0.48)      (0.15)       (0.63)         11.94
------------------------------------------------------------
Class B        (0.16)         --        (0.16)         11.78
               (0.34)         --        (0.34)         11.51
               (0.36)         --        (0.36)         11.44
               (0.37)      (0.11)       (0.48)         10.90
               (0.36)      (0.20)       (0.56)         10.59
               (0.40)      (0.15)       (0.55)         11.94
------------------------------------------------------------
Class C        (0.16)         --        (0.16)         11.78
               (0.34)         --        (0.34)         11.51
               (0.36)         --        (0.36)         11.44
               (0.37)      (0.11)       (0.48)         10.90
------------------------------------------------------------
Class L        (0.16)         --        (0.16)         11.78
------------------------------------------------------------
Class M        (0.19)         --        (0.19)         11.79
               (0.38)         --        (0.38)         11.51
               (0.40)         --        (0.40)         11.44
               (0.41)      (0.11)       (0.52)         10.91
               (0.40)      (0.20)       (0.60)         10.59
               (0.45)      (0.15)       (0.60)         11.94
------------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          4.24%        $ 20,723        1.35%        1.47%            3.54%           9.68%
          10/31/2002          4.26           20,469        1.35         1.46             3.63           55.01
          10/31/2001          8.99           23,190        1.35         1.48             3.80           34.89
          10/31/2000          8.38           16,999        1.35         1.68             4.14           67.32
          10/31/1999         (6.23)          20,996        1.35         1.50             3.83           35.97
          10/31/1998          7.19           22,313        1.23         1.27             4.08           42.42
--------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          3.80           12,779        2.00         2.12             2.89            9.68
          10/31/2002          3.63           12,019        2.00         2.11             2.98           55.01
          10/31/2001          8.32            6,276        2.00         2.13             3.15           34.89
          10/31/2000          7.72            1,728        2.00         2.33             3.49           67.32
          10/31/1999         (6.89)           1,253        2.00         2.15             3.18           35.97
          10/31/1998          6.50              654        1.88         1.92             3.43           42.42
--------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          3.80            4,804        2.00         2.12             2.89            9.68
          10/31/2002          3.63            5,247        2.00         2.11             2.98           55.01
          10/31/2001          8.32            1,636        2.00         2.13             3.15           34.89
          10/31/2000          7.72              195        2.00         2.33             3.49           67.32
--------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          3.09            1,410        2.00         2.12             2.89            9.68
--------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          4.11            2,566        1.60         1.72             3.29            9.68
          10/31/2002          4.02            2,878        1.60         1.71             3.38           55.01
          10/31/2001          8.73            2,413        1.60         1.73             3.55           34.89
          10/31/2000          8.13            2,014        1.60         1.93             3.89           67.32
          10/31/1999         (6.56)           2,193        1.60         1.75             3.58           35.97
          10/31/1998          6.92            1,607        1.48         1.52             3.83           42.42
--------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Federated Tax Exempt 6

IDEX Federated Tax Exempt

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Federated Tax Exempt 7

IDEX Federated Tax Exempt

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Federated Tax Exempt ("the Fund"), part of IDEX Mutual Funds, began operations on April 1, 1985.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.60% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.00% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.60%

IDEX Mutual Funds
Semi-Annual Report 2003

                             Federated Tax Exempt 8

IDEX Federated Tax Exempt

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 26
     Retained by Underwriter         4
     Contingent Sales Charges       33

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $3 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 5,665
  U.S. Government                                         --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  3,886
  U.S. Government                                         --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
 $     1,016    October 31, 2008

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $ 39,491
                                               ========
Unrealized Appreciation                        $  2,433
Unrealized (Depreciation)                            (2)
                                               --------
Net Unrealized Appreciation (Depreciation)     $  2,431
                                               ========

IDEX Mutual Funds
Semi-Annual Report 2003

                             Federated Tax Exempt 9

IDEX Great Companies-AmericaSM

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (97.4%)
Aerospace (6.4%)
  United Technologies Corporation                      152,002      $   9,395
Beverages (3.8%)
  Coca-Cola Company (The)                              139,800          5,648
Business Services (14.1%)
  First Data Corporation (a)                           281,455         11,041
  Omnicom Group, Inc. (a)                              156,200          9,669
Chemicals & Allied Products (7.5%)
  Colgate-Palmolive Company                            119,400          6,826
  Procter & Gamble Company (The)                        46,300          4,160
Commercial Banks (8.0%)
  Bank of New York Company, Inc. (The)                 276,400          7,311
  Citigroup Inc.                                       113,100          4,439
Electronic & Other Electric Equipment (7.2%)
  General Electric Company                             358,900         10,570
Fabricated Metal Products (1.8%)
  Gillette Company (The)                                88,938          2,708
Insurance (4.9%)
  American International Group, Inc.                   124,100          7,192
Medical Instruments & Supplies (4.3%)
  Medtronic, Inc.                                      131,500          6,278
Paper & Allied Products (4.5%)
  3M Company                                            52,723          6,645
Pharmaceuticals (22.6%)
  Abbott Laboratories                                  165,200          6,712
  Johnson & Johnson                                    169,400          9,547
  Pfizer Inc.                                          303,900          9,345
  Wyeth                                                176,000          7,661
Security & Commodity Brokers (12.3%)
  Goldman Sachs Group, Inc. (The)                       88,100          6,687
  Lehman Brothers Holdings Inc.                        112,600          7,090
  Merrill Lynch & Co., Inc.                            104,400          4,286
                                                                    ---------
Total Common Stocks (cost: $152,902)                                  143,210
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (5.0%)
Bank Notes (0.3%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     419      $     419
Euro Dollar Overnight (0.5%)
  Bank of Montreal
    1.34%, due 05/01/2003                            $     286      $     286
  BNP Paribas SA
    1.24%, due 05/06/2003                                  134            134
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  335            335
Euro Dollar Term (1.5%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  671            671
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  168            168
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   50             50
    1.26%, due 06/24/2003                                  335            335
  Danske Bank A/S
    1.25%, due 05/07/2003                                  419            419
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  168            168
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  419            419
Medium Term Notes (0.2%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  252            252
Money Market Funds (2.0%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 1,342          1,342
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 1,593          1,593
Promissory Notes (0.4%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  587            587
Repurchase Agreements (0.1%)
  Merrill Lynch & Co., Inc. (b)
    1.42%, due 05/01/2003                                  168            168
                                                                    ---------
Total Security Lending Collateral (cost: $7,346)                        7,346
                                                                    ---------
Total Investment Securities (cost: $160,248)                        $ 150,556
                                                                    =========
SUMMARY:
 Investments, at market value                            102.4 %    $ 150,556
 Liabilities in excess of other assets                    (2.4)%       (3,516)
                                                     ---------      ---------
 Net assets                                              100.0 %    $ 147,040
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003 of all securities on loan is $7,133.

(b) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $171.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Great Companies-America(SM)1

IDEX Great Companies-AmericaSM

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $160,248)
     (including $7,133 of securities loaned)                        $ 150,556
  Cash                                                                  3,453
  Receivables:
     Investment securities sold                                         1,210
     Shares of beneficial interest sold                                   509
     Interest                                                               1
     Dividends                                                            166
     Due from investment adviser                                          405
  Other                                                                     8
                                                                    ---------
                                                                      156,308
                                                                    ---------
Liabilities:
  Investment securities purchased                                       1,109
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                               131
     Management and advisory fees                                         490
     Distribution fees                                                     82
     Transfer agent fees and expenses                                      71
  Payable for securities on loan                                        7,346
  Other                                                                    39
                                                                    ---------
                                                                        9,268
                                                                    ---------
Net Assets                                                          $ 147,040
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 177,622
  Accumulated net investment income (loss)                               (220)
  Accumulated net realized gain (loss) from investments               (20,670)
  Net unrealized appreciation (depreciation) of
     investments                                                       (9,692)
                                                                    ---------
Net Assets                                                          $ 147,040
                                                                    =========
Shares Outstanding:
  Class A                                                               8,334
  Class B                                                               6,967
  Class C                                                               2,044
  Class L                                                                 207
  Class M                                                               1,101
Net Asset Value Per Share:
  Class A                                                           $    7.97
  Class B                                                                7.81
  Class C                                                                7.81
  Class L                                                                7.81
  Class M                                                                7.83
Maximum Offering Price Per Share (1):
  Class A                                                           $    8.43
  Class M                                                                7.91

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       9
  Dividends                                                             1,067
  Income from loaned securities-net                                         6
                                                                    ---------
                                                                        1,082
                                                                    ---------
Expenses:
  Management and advisory fees                                            544
  Transfer agent fees and expenses                                        216
  Custody fees                                                             10
  Administration fees                                                      13
  Registration fees                                                        34
  Trustees fees and expenses                                                6
  Professional fees                                                        17
  Other                                                                    34
  Distribution and service fees:
     Class A                                                              104
     Class B                                                              260
     Class C                                                               78
     Class L                                                                3
     Class M                                                               37
                                                                    ---------
  Total Expenses                                                        1,356
  Less reimbursements by the investment adviser                           (57)
                                                                    ---------
  Net Expenses                                                          1,299
                                                                    ---------
Net Investment Income (Loss)                                             (217)
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                    (8,739)
  Net unrealized appreciation (depreciation) on
     investment securities                                             14,455
                                                                    ---------
Net Gain (Loss) on Investments                                          5,716
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   5,499
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Great Companies-America(SM)2

IDEX Great Companies-America(SM)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (217)     $    (791)
  Net realized gain (loss) on investment
     securities                                         (8,739)        (7,169)
  Net unrealized appreciation (depreciation)
     on investment securities                           14,455        (18,467)
                                                     ---------      ---------
                                                         5,499        (26,427)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            17,456         43,241
     Class B                                             6,294         37,954
     Class C                                             1,328         13,762
     Class L                                             1,623             --
     Class M                                               892          7,063
                                                     ---------      ---------
                                                        27,593        102,020
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (9,237)       (16,357)
     Class B                                            (7,042)       (14,179)
     Class C                                            (2,350)        (5,739)
     Class L                                               (66)            --
     Class M                                            (1,283)        (3,754)
                                                     ---------      ---------
                                                       (19,978)       (40,029)
                                                     ---------      ---------
                                                         7,615         61,991
                                                     ---------      ---------
Net increase (decrease) in net assets                   13,114         35,564
                                                     ---------      ---------
Net Assets:
  Beginning of period                                  133,926         98,362
                                                     ---------      ---------
  End of period                                      $ 147,040      $ 133,926
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (220)     $      (3)
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             2,304          4,955
     Class B                                               838          4,256
     Class C                                               176          1,547
     Class L                                               216             --
     Class M                                               120            790
                                                     ---------      ---------
                                                         3,654         11,548
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                            (1,227)        (1,977)
     Class B                                              (953)        (1,767)
     Class C                                              (320)          (706)
     Class L                                                (9)            --
     Class M                                              (174)          (456)
                                                     ---------      ---------
                                                        (2,683)        (4,906)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding              971          6,642
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Great Companies-America(SM)3

IDEX Great Companies-America(SM)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  7.65      $     --         $   0.32       $   0.32
          10/31/2002          8.96         (0.01)           (1.30)         (1.31)
          10/31/2001         10.58         (0.02)           (1.60)         (1.62)
          10/31/2000         10.00            --             0.58           0.58
--------------------------------------------------------------------------------
Class B   04/30/2003          7.52         (0.02)            0.31           0.29
          10/31/2002          8.87         (0.08)           (1.27)         (1.35)
          10/31/2001         10.56         (0.08)           (1.61)         (1.69)
          10/31/2000         10.00         (0.02)            0.58           0.56
--------------------------------------------------------------------------------
Class C   04/30/2003          7.52         (0.02)            0.31           0.29
          10/31/2002          8.87         (0.08)           (1.27)         (1.35)
          10/31/2001         10.56         (0.08)           (1.61)         (1.69)
          10/31/2000         10.00         (0.02)            0.58           0.56
--------------------------------------------------------------------------------
Class L   04/30/2003          7.51         (0.02)            0.32           0.30
--------------------------------------------------------------------------------
Class M   04/30/2003          7.54         (0.02)            0.31           0.29
          10/31/2002          8.89         (0.07)           (1.28)         (1.35)
          10/31/2001         10.56         (0.08)           (1.59)         (1.67)
          10/31/2000         10.00         (0.02)            0.58           0.56
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --       $  --        $  --       $  7.97
                 --          --           --          7.65
                 --          --           --          8.96
                 --          --           --         10.58
----------------------------------------------------------
Class B          --          --           --          7.81
                 --          --           --          7.52
                 --          --           --          8.87
                 --          --           --         10.56
----------------------------------------------------------
Class C          --          --           --          7.81
                 --          --           --          7.52
                 --          --           --          8.87
                 --          --           --         10.56
----------------------------------------------------------
Class L          --          --           --          7.81
----------------------------------------------------------
Class M          --          --           --          7.83
                 --          --           --          7.54
                 --          --           --          8.89
                 --          --           --         10.56
----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          4.18%        $ 66,431        1.55%        1.63%            0.04%          20.51%
          10/31/2002        (14.59)          55,508        1.55         1.66            (0.16)          27.70
          10/31/2001        (15.35)          38,345        1.55         1.78            (0.18)          64.93
          10/31/2000          5.81           13,377        1.55         3.38            (0.08)           2.11
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          3.86           54,407        2.20         2.28            (0.61)          20.51
          10/31/2002        (15.26)          53,256        2.20         2.31            (0.81)          27.70
          10/31/2001        (15.98)          40,769        2.20         2.43            (0.83)          64.93
          10/31/2000          5.62            7,839        2.20         4.03            (0.73)           2.11
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          3.86           15,961        2.20         2.28            (0.61)          20.51
          10/31/2002        (15.26)          16,452        2.20         2.31            (0.81)          27.70
          10/31/2001        (15.98)          11,953        2.20         2.43            (0.83)          64.93
          10/31/2000          5.62            2,875        2.20         4.03            (0.73)           2.11
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          3.99            1,619        2.20         2.28            (0.61)          20.51
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          3.85            8,622        2.10         2.18            (0.51)          20.51
          10/31/2002        (15.15)           8,710        2.10         2.21            (0.71)          27.70
          10/31/2001        (15.88)           7,296        2.10         2.33            (0.73)          64.93
          10/31/2000          5.65            1,744        2.10         3.93            (0.63)           2.11
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Great Companies-America(SM)4

IDEX Great Companies-America(SM)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Great Companies-America(SM)("the Fund") commenced operations on July 14, 2000. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Great Companies-America(SM)5

IDEX Great Companies-America(SM)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Great Companies-America(SM)("the Fund"), part of IDEX Mutual Funds, began operations on July 14, 2000. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Great Companies-America(SM)6

IDEX Great Companies-America(SM)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Great Companies, L.L.C. is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.80% of the first $500 million of ANA
      0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 125
     Retained by Underwriter         16
     Contingent Sales Charges       120

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $3 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 42,422
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  27,237
  U.S. Government                                          --

IDEX Mutual Funds
Semi-Annual Report 2003

                          Great Companies-America(SM)7

IDEX Great Companies-America(SM)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
 $     4,113    October 31, 2009
       6,883    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  162,702
                                               ==========
Unrealized Appreciation                        $    3,133
Unrealized (Depreciation)                         (15,279)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $  (12,146)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                          Great Companies-America(SM)8

IDEX Great Companies-Global2

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (95.4%)
Australia (4.0%)
  News Corporation Limited (The)-ADR (b)                37,600      $   1,063
France (4.5%)
  L'Oreal SA-ADR                                        83,600          1,195
Germany (2.0%)
  SAP AG-ADR (b)                                        21,100            538
Japan (4.2%)
  Canon Inc.-ADR                                        13,300            533
  Sony Corporation-ADR (b)                              23,700            586
Netherlands (5.5%)
  ING Groep NV-ADR (b)                                  88,900          1,451
South Korea (2.0%)
  Samsung Electronics Co., Ltd.-
    GDR-144A (a)(b)                                      4,300            538
Switzerland (8.9%)
  Nestle SA-ADR                                         23,200          1,183
  Novartis AG-ADR                                       29,700          1,173
United Kingdom (4.6%)
  HSBC Holdings PLC-ADR                                 22,300          1,220
United States (59.7%)
  AFLAC Incorporated                                    37,400          1,223
  American International Group, Inc.                    21,000          1,217
  Amgen Inc. (a)                                         8,300            509
  Analog Devices, Inc. (a)                              15,700            520
  Berkshire Hathaway Inc.-Class B (a)                      200            466
  Coca-Cola Company (The)                               29,300          1,184
  First Data Corporation                                32,700          1,283
  General Electric Company                              40,300          1,187
  Goldman Sachs Group, Inc. (The)                       15,500          1,176
  Intel Corporation                                     28,000            515
  International Business Machines
    Corporation                                          6,200            526
  Johnson & Johnson                                     18,020          1,016
  Microsoft Corporation                                 20,400            522
  Moody's Corporation                                   10,900            526
  Omnicom Group, Inc. (b)                               19,200          1,188
  Pfizer Inc.                                           34,200          1,052
  Texas Instruments Incorporated                        29,600            547
  United Technologies Corporation                       19,300          1,193
                                                                    ---------
Total Common Stocks (cost: $26,340)                                    25,330
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (14.1%)
Bank Notes (0.8%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     214      $     214
Euro Dollar Overnight (1.5%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  146            146
  BNP Paribas SA
    1.24%, due 05/06/2003                                   69             69
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  171            171
Euro Dollar Term (4.3%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  343            343
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                   86             86
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   26             26
    1.26%, due 06/24/2003                                  171            171
  Danske Bank A/S
    1.25%, due 05/07/2003                                  214            214
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                   86             86
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  214            214
Medium Term Notes (0.5%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  129            129
Money Market Funds (5.6%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                   686            686
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                   815            815
Promissory Notes (1.1%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  300            300
Repurchase Agreements (0.3%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                                   86             86
                                                                    ---------
Total Security Lending Collateral (cost: $3,756)                        3,756
                                                                    ---------
Total Investment Securities (cost: $30,096)                         $  29,086
                                                                    =========
SUMMARY:
 Investments, at market value                            109.5%     $  29,086
 Liabilities in excess of other assets.                   (9.5)%       (2,513)
                                                     ---------      ---------
 Net assets                                              100.0%     $  26,573
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Great Companies-Global(2) 1

IDEX Great Companies-Global(2)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Percentage of
                                                       Net Assets      Value
-------------------------------------------------------------------------------
INVESTMENTS BY INDUSTRY:
  Pharmaceuticals                                         14.1 %    $   3,751
  Business Services                                       11.3 %        2,997
  Insurance                                               10.9 %        2,906
  Electronic & Other Electric Equipment                    8.7 %        2,311
  Electronic Components & Accessories                      6.0 %        1,582
  Life Insurance                                           5.5 %        1,451
  Commercial Banks                                         4.6 %        1,220
  Chemicals & Allied Products                              4.5 %        1,195
  Aerospace                                                4.5 %        1,193
  Beverages                                                4.5 %        1,184
  Food & Kindred Products                                  4.4 %        1,182
  Security & Commodity Brokers                             4.4 %        1,176
  Motion Pictures                                          4.0 %        1,063
  Computer & Data Processing Services                      4.0 %        1,060
  Computer & Office Equipment                              4.0 %        1,059
                                                     ---------      ---------
  Investments, at market value                            95.4 %       25,330
  Short-term investments                                  14.1 %        3,756
  Other assets in excess of liabilities                   (9.5)%       (2,513)
                                                     ---------      ---------
  Net Assets                                             100.0 %    $  26,573
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $3,613.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $87.

DEFINITIONS:

ADR American Depositary Receipt

GDR Global Depository Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Great Companies-Global(2) 2

IDEX Great Companies-Global(2)

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $30,096)
     (including $3,613 of securities loaned)                        $  29,086
  Cash                                                                  2,723
  Receivables:
     Shares of beneficial interest sold                                    16
     Interest                                                               1
     Dividends                                                             96
  Other                                                                     3
                                                                    ---------
                                                                       31,925
                                                                    ---------
Liabilities:
  Investment securities purchased                                       1,555
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                 1
     Management and advisory fees                                           3
     Distribution fees                                                     10
     Transfer agent fees and expenses                                      12
  Payable for securities on loan                                        3,756
  Other                                                                    15
                                                                    ---------
                                                                        5,352
                                                                    ---------
Net Assets                                                          $  26,573
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  30,792
  Undistributed net investment income (loss)                                8
  Accumulated net realized gain (loss) from investments                (3,217)
  Net unrealized appreciation (depreciation) of
     investments                                                       (1,010)
                                                                    ---------
Net Assets                                                          $  26,573
                                                                    =========
Shares Outstanding:
  Class A                                                               3,655
  Class B                                                                 491
  Class C                                                                 162
  Class L                                                                   7
  Class M                                                                 106
Net Asset Value Per Share:
  Class A                                                           $    6.03
  Class B                                                                5.91
  Class C                                                                5.91
  Class L                                                                5.91
  Class M                                                                5.93
Maximum Offering Price Per Share (1):
  Class A                                                           $    6.38
  Class M                                                                5.99

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       4
  Dividends                                                               197
     Less withholding taxes on foreign dividends                          (15)
                                                                    ---------
                                                                          186
                                                                    ---------
Expenses:
  Management and advisory fees                                             84
  Transfer agent fees and expenses                                         33
  Custody fees                                                              6
  Administration fees                                                      14
  Registration fees                                                        34
  Trustees fees and expenses                                                1
  Professional fees                                                        13
  Other                                                                     3
  Distribution and service fees:
     Class A                                                               29
     Class B                                                               15
     Class C                                                                5
     Class L                                                               --
     Class M                                                                3
                                                                    ---------
  Total Expenses                                                          240
  Less reimbursements by the investment adviser                           (62)
                                                                    ---------
  Net Expenses                                                            178
                                                                    ---------
Net Investment Income (Loss)                                                8
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                      (205)
  Net unrealized appreciation (depreciation) on
     investment securities                                              1,006
                                                                    ---------
Net Gain (Loss) on Investments                                            801
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $     809
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Great Companies-Global(2) 3

IDEX Great Companies-Global(2)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $       8      $     (88)
  Net realized gain (loss) on investment
     securities                                           (205)        (1,164)
  Net unrealized appreciation (depreciation)
     on investment securities                            1,006           (740)
                                                     ---------      ---------
                                                           809         (1,992)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            10,090         12,939
     Class B                                               267          1,933
     Class C                                               136            593
     Class L                                                44             --
     Class M                                                12            469
                                                     ---------      ---------
                                                        10,549         15,934
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                              (711)        (5,236)
     Class B                                              (686)        (1,452)
     Class C                                              (190)          (541)
     Class L                                                --             --
     Class M                                              (169)          (361)
                                                     ---------      ---------
                                                        (1,756)        (7,590)
                                                     ---------      ---------
                                                         8,793          8,344
                                                     ---------      ---------
Net increase (decrease) in net assets                    9,602          6,352
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   16,971         10,619
                                                     ---------      ---------
  End of period                                      $  26,573      $  16,971
                                                     =========      =========
Undistributed Net Investment Income (Loss)           $       8      $      --
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             1,737          2,029
     Class B                                                46            281
     Class C                                                23             87
     Class L                                                 7             --
     Class M                                                 2             66
                                                     ---------      ---------
                                                         1,815          2,463
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (124)          (783)
     Class B                                              (119)          (233)
     Class C                                               (33)           (84)
     Class L                                                --             --
     Class M                                               (29)           (56)
                                                     ---------      ---------
                                                          (305)        (1,156)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            1,510          1,307
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Great Companies-Global(2) 4

IDEX Great Companies-Global(2)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
----------------------------------------------------------------------------------
Class A     04/30/2003     $  5.86      $   0.01         $   0.16       $   0.17
            10/31/2002        6.65         (0.01)           (0.78)         (0.79)
            10/31/2001        9.81         (0.03)           (3.10)         (3.13)
            10/31/2000       10.00            --            (0.19)         (0.19)
--------------------------------------------------------------------------------
Class B     04/30/2003        5.76         (0.01)            0.16           0.15
            10/31/2002        6.59         (0.07)           (0.76)         (0.83)
            10/31/2001        9.80         (0.08)           (3.10)         (3.18)
            10/31/2000       10.00         (0.01)           (0.19)         (0.20)
--------------------------------------------------------------------------------
Class C     04/30/2003        5.76         (0.01)            0.16           0.15
            10/31/2002        6.59         (0.06)           (0.77)         (0.83)
            10/31/2001        9.80         (0.09)           (3.09)         (3.18)
            10/31/2000       10.00         (0.01)           (0.19)         (0.20)
--------------------------------------------------------------------------------
Class L     04/30/2003        5.73         (0.01)            0.19           0.18
--------------------------------------------------------------------------------
Class M     04/30/2003        5.78         (0.01)            0.16           0.15
            10/31/2002        6.60         (0.06)           (0.76)         (0.82)
            10/31/2001        9.80         (0.08)           (3.09)         (3.17)
            10/31/2000       10.00         (0.01)           (0.19)         (0.20)
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --     $     --     $     --      $   6.03
                 --           --           --          5.86
                 --        (0.03)       (0.03)         6.65
                 --           --           --          9.81
-----------------------------------------------------------
Class B          --           --           --          5.91
                 --           --           --          5.76
                 --        (0.03)       (0.03)         6.59
                 --           --           --          9.80
-----------------------------------------------------------
Class C          --           --           --          5.91
                 --           --           --          5.76
                 --        (0.03)       (0.03)         6.59
                 --           --           --          9.80
-----------------------------------------------------------
Class L          --           --           --          5.91
-----------------------------------------------------------
Class M          --           --           --          5.93
                 --           --           --          5.78
                 --        (0.03)       (0.03)         6.60
                 --           --           --          9.80
-----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
---------------------------------------------------------------------------------------------------------------
Class A   04/30/2003          2.90%        $ 22,039        1.55%        2.13%            0.21%          12.54%
          10/31/2002        (11.90)          11,964        1.55         2.39            (0.26)          65.72
          10/31/2001        (31.99)           5,294        1.55         3.26            (0.37)          80.16
          10/31/2000         (1.92)           2,173        1.55        25.34            (0.52)          15.15
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          2.60            2,903        2.20         2.78            (0.44)          12.54
          10/31/2002        (12.58)           3,251        2.20         3.04            (0.91)          65.72
          10/31/2001        (32.57)           3,400        2.20         3.91            (1.02)          80.16
          10/31/2000         (2.01)             582        2.20        25.99            (1.17)          15.15
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          2.60              959        2.20         2.78            (0.44)          12.54
          10/31/2002        (12.58)             988        2.20         3.04            (0.91)          65.72
          10/31/2001        (32.57)           1,112        2.20         3.91            (1.02)          80.16
          10/31/2000         (2.01)             353        2.20        25.99            (1.17)          15.15
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          3.14               43        2.20         2.78            (0.44)          12.54
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          2.60              629        2.10         2.68            (0.34)          12.54
          10/31/2002        (12.40)             768        2.10         2.94            (0.81)          65.72
          10/31/2001        (32.48)             813        2.10         3.81            (0.92)          80.16
          10/31/2000         (1.99)             833        2.10        25.89            (1.07)          15.15
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Great Companies-Global(2) 5

IDEX Great Companies-Global(2)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Great Companies-Global(2) ("the Fund") commenced operations on September 15, 2000. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Great Companies-Global(2) 6

IDEX Great Companies-Global(2)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Great Companies-Global(2) ("the Fund"), part of IDEX Mutual Funds, began operations on September 15, 2000.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Great Companies, L.L.C. is both an affiliate of the Fund and a sub-adviser to the Fund.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Great Companies-Global(2) 7

IDEX Great Companies-Global(2)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.80% of the first $500 million of ANA
      0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter       $ 7
     Retained by Underwriter         1
     Contingent Sales Charges        6

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, were as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 11,319
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                   2,495
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
 $     1,792    October 31, 2009
         836    October 31, 2009

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   30,570
                                               ==========
Unrealized Appreciation                        $      663
Unrealized (Depreciation)                          (2,147)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $   (1,484)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                           Great Companies-Global(2) 8

IDEX Great Companies-TechnologySM

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (91.2%)
Business Services (6.6%)
  First Data Corporation                                53,583      $   2,102
Computer & Data Processing Services (26.2%)
  Electronic Arts Inc. (a)                              33,100          1,962
  Electronic Data Systems Corporation                   55,000            998
  Microsoft Corporation                                 79,700          2,038
  Oracle Corporation (a)                               111,000          1,319
  Symantec Corporation (a)(b)                           47,600          2,092
Computer & Office Equipment (23.0%)
  Cisco Systems, Inc. (a)                              100,000          1,504
  Dell Computer Corporation (a)                         74,700          2,160
  EMC Corporation (a)                                  164,800          1,498
  International Business Machines
    Corporation                                         26,200          2,224
Electronic Components & Accessories (18.9%)
  Analog Devices, Inc. (a)                              38,200          1,265
  Intel Corporation                                     65,000          1,196
  Maxim Integrated Products                             30,100          1,183
  Texas Instruments Incorporated                        64,100          1,185
  Xilinx, Inc. (a)                                      45,000          1,218
Industrial Machinery & Equipment (3.8%)
  Applied Materials, Inc. (a)                           83,100          1,213
Manufacturing Industries (4.8%)
  International Game Technology (a)                     17,700          1,528
Pharmaceuticals (7.9%)
  Amgen Inc. (a)                                        23,900          1,465
  Genentech, Inc. (a)                                   28,500          1,083
                                                                    ---------
Total Common Stocks (cost: $30,809)                                    29,233
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (2.5%)
Bank Notes (0.1%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $      45      $      45
Euro Dollar Overnight (0.3%)
  Bank of Montreal
    1.34%, due 05/01/2003                                   31             31
  BNP Paribas SA
    1.24%, due 05/06/2003                                   15             15
  Royal Bank of Canada
    1.35%, due 05/01/2003                                   36             36
Euro Dollar Term (0.7%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                   73             73
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                   18             18
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                    5              5
    1.26%, due 06/24/2003                                   36             36
  Danske Bank A/S
    1.25%, due 05/07/2003                                   45             45
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                   18             18
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                   45             45
Medium Term Notes (0.1%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                   27             27
Money Market Funds (1.0%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                   147            147
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                   174            174
Promissory Notes (0.2%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                   64             64
Repurchase Agreements (0.1%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                                   18             18
                                                                    ---------
Total Security Lending Collateral (cost: $797)                            797
                                                                    ---------
Total Investment Securities (cost: $31,606)                         $  30,030
                                                                    =========
SUMMARY:
 Investments, at market value                             93.7%     $  30,030
 Other assets in excess of liabilities                     6.3%         2,021
                                                     ---------      ---------
 Net assets                                              100.0%     $  32,051
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $767.

(c) Cash collateral for Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $19.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Great Companies-Technology(SM)1

IDEX Great Companies-Technology(SM)

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $31,606)
     (including $767 of securities loaned)                          $  30,030
  Cash                                                                  4,726
  Receivables:
     Shares of beneficial interest sold                                   263
     Interest                                                               1
     Dividends                                                              1
  Other                                                                     1
                                                                    ---------
                                                                       35,022
                                                                    ---------
Liabilities:
  Investment securities purchased                                       2,116
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                 6
     Distribution fees                                                     12
     Transfer agent fees and expenses                                      26
  Payable for securities on loan                                          797
  Other                                                                    14
                                                                    ---------
                                                                        2,971
                                                                    ---------
Net Assets                                                          $  32,051
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  50,217
  Accumulated net investment income (loss)                               (137)
  Accumulated net realized gain (loss) from investments               (16,453)
  Net unrealized appreciation (depreciation) of
     investments                                                       (1,576)
                                                                    ---------
Net Assets                                                          $  32,051
                                                                    =========
Shares Outstanding:
  Class A                                                               8,256
  Class B                                                               1,890
  Class C                                                                 671
  Class L                                                                  21
  Class M                                                                 437
Net Asset Value Per Share:
  Class A                                                           $    2.86
  Class B                                                                2.79
  Class C                                                                2.79
  Class L                                                                2.79
  Class M                                                                2.80
Maximum Offering Price Per Share (1):
  Class A                                                           $    3.03
  Class M                                                                2.83

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       4
  Dividends                                                                21
                                                                    ---------
                                                                           25
                                                                    ---------
Expenses:
  Management and advisory fees                                             71
  Transfer agent fees and expenses                                         67
  Custody fees                                                              6
  Administration fees                                                      13
  Registration fees                                                        36
  Trustees fees and expenses                                                1
  Professional fees                                                        13
  Other                                                                     5
  Distribution and service fees:
     Class A                                                               18
     Class B                                                               23
     Class C                                                                8
     Class L                                                               --
     Class M                                                                6
                                                                    ---------
  Total Expenses                                                          267
  Less reimbursements by the investment adviser                          (106)
                                                                    ---------
  Net Expenses                                                            161
                                                                    ---------
Net Investment Income (Loss)                                             (136)
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                    (1,492)
  Net unrealized appreciation (depreciation) on
     investment securities                                              4,306
                                                                    ---------
Net Gain (Loss) on Investments                                          2,814
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   2,678
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Great Companies-Technology((SM))2

IDEX Great Companies-Technology(SM)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (136)     $    (319)
  Net realized gain (loss) on investment
     securities                                         (1,492)        (8,549)
  Net unrealized appreciation (depreciation)
     on investment securities                            4,306          2,243
                                                     ---------      ---------
                                                         2,678         (6,625)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            18,236          5,713
     Class B                                             1,186          2,928
     Class C                                               670            919
     Class L                                                59             --
     Class M                                               331            835
                                                     ---------      ---------
                                                        20,482         10,395
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (2,910)        (3,274)
     Class B                                              (776)        (2,231)
     Class C                                              (230)          (722)
     Class L                                                (2)            --
     Class M                                              (419)          (552)
                                                     ---------      ---------
                                                        (4,337)        (6,779)
                                                     ---------      ---------
                                                        16,145          3,616
                                                     ---------      ---------
Net increase (decrease) in net assets                   18,823         (3,009)
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   13,228         16,237
                                                     ---------      ---------
  End of period                                      $  32,051      $  13,228
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (137)     $      (1)
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             6,834          1,560
     Class B                                               454            788
     Class C                                               262            235
     Class L                                                22             --
     Class M                                               125            223
                                                     ---------      ---------
                                                         7,697          2,806
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                            (1,096)        (1,000)
     Class B                                              (302)          (709)
     Class C                                               (88)          (208)
     Class L                                                (1)            --
     Class M                                              (162)          (170)
                                                     ---------      ---------
                                                        (1,649)        (2,087)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            6,048            719
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Great Companies-Technology(SM)3

IDEX Great Companies-Technology(SM)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  2.56     $   (0.02)        $   0.32       $   0.30
          10/31/2002          3.63         (0.05)           (1.02)         (1.07)
          10/31/2001          7.93         (0.06)           (4.24)         (4.30)
          10/31/2000         10.00            --            (2.07)         (2.07)
--------------------------------------------------------------------------------
Class B   04/30/2003          2.50         (0.02)            0.31           0.29
          10/31/2002          3.58         (0.08)           (1.00)         (1.08)
          10/31/2001          7.91         (0.10)           (4.23)         (4.33)
          10/31/2000         10.00         (0.02)           (2.07)         (2.09)
--------------------------------------------------------------------------------
Class C   04/30/2003          2.50         (0.03)            0.32           0.29
          10/31/2002          3.58         (0.08)           (1.00)         (1.08)
          10/31/2001          7.91         (0.09)           (4.24)         (4.33)
          10/31/2000         10.00         (0.02)           (2.07)         (2.09)
--------------------------------------------------------------------------------
Class L   04/30/2003          2.45         (0.02)            0.36           0.34
--------------------------------------------------------------------------------
Class M   04/30/2003          2.51         (0.03)            0.32           0.29
          10/31/2002          3.59         (0.07)           (1.01)         (1.08)
          10/31/2001          7.92         (0.09)           (4.24)         (4.33)
          10/31/2000         10.00         (0.01)           (2.07)         (2.08)
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                        throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --       $  --        $  --       $   2.86
                 --          --           --           2.56
                 --          --           --           3.63
                 --          --           --           7.93
-----------------------------------------------------------
Class B          --          --           --           2.79
                 --          --           --           2.50
                 --          --           --           3.58
                 --          --           --           7.91
-----------------------------------------------------------
Class C          --          --           --           2.79
                 --          --           --           2.50
                 --          --           --           3.58
                 --          --           --           7.91
-----------------------------------------------------------
Class L          --          --           --           2.79
-----------------------------------------------------------
Class M          --          --           --           2.80
                 --          --           --           2.51
                 --          --           --           3.59
                 --          --           --           7.92
-----------------------------------------------------------

                                                                Ratios/Supplemental Data
                                         -----------------------------------------------------------------------
                                                            Ratio of Expenses
                                          Net Assets,           to Average          Net Investment
             For the                         End of           Net Assets (a)         Income (Loss)     Portfolio
              Period          Total          Period      -----------------------      to Average       Turnover
              Ended        Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          -------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A    04/30/2003         11.72%        $ 23,636        1.55%        2.74%           (1.27)%         15.45%
           10/31/2002        (29.45)           6,445        1.55         2.61            (1.40)          63.64
           10/31/2001        (54.26)           7,106        1.55         2.68            (1.04)          57.85
           10/31/2000        (20.66)           6,322        1.55         5.55            (0.64)          11.25
--------------------------------------------------------------------------------------------------------------
Class B    04/30/2003         11.60            5,265        2.20         3.39            (1.92)          15.45
           10/31/2002        (30.12)           4,348        2.20         3.26            (2.05)          63.64
           10/31/2001        (54.80)           5,938        2.20         3.33            (1.69)          57.85
           10/31/2000        (20.86)           3,295        2.20         6.20            (1.29)          11.25
--------------------------------------------------------------------------------------------------------------
Class C    04/30/2003         11.60            1,868        2.20         3.39            (1.92)          15.45
           10/31/2002        (30.12)           1,245        2.20         3.26            (2.05)          63.64
           10/31/2001        (54.80)           1,683        2.20         3.33            (1.69)          57.85
           10/31/2000        (20.86)           1,443        2.20         6.20            (1.29)          11.25
--------------------------------------------------------------------------------------------------------------
Class L    04/30/2003         13.88               58        2.20         3.39            (1.92)          15.45
--------------------------------------------------------------------------------------------------------------
Class M    04/30/2003         11.55            1,224        2.10         3.29            (1.82)          15.45
           10/31/2002        (29.99)           1,190        2.10         3.16            (1.95)          63.64
           10/31/2001        (54.71)           1,510        2.10         3.23            (1.59)          57.85
           10/31/2000        (20.83)             710        2.10         6.10            (1.19)          11.25
--------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Great Companies-Technology(SM)4

IDEX Great Companies-Technology(SM)

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Great Companies-Technology(SM)("the Fund") commenced operations on July 14, 2000. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Great Companies-Technology(SM)5

IDEX Great Companies-Technology(SM)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Great Companies-Technology(SM)("the Fund"), part of IDEX Mutual Funds, began operations on July 14, 2000.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance

IDEX Mutual Funds
Semi-Annual Report 2003

                         Great Companies-Technology(SM)6

IDEX Great Companies-Technology(SM)

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Great Companies, L.L.C. is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

  0.80% of the first $500 million of ANA
  0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

  1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 20
     Retained by Underwriter         3
     Contingent Sales Charges        9

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 16,291
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                   2,635
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
 $     5,516    October 31, 2009
       7,851    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   33,710
                                               ==========
Unrealized Appreciation                        $      824
Unrealized (Depreciation)                          (4,504)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $   (3,680)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                         Great Companies-Technology(SM)7

IDEX Isabelle Small Cap Value

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (98.7%)
Apparel Products (1.5%)
  Tommy Hilfiger Corporation (a)                       146,200      $   1,202
Automotive (4.1%)
  GenCorp Inc. (b)                                     227,200          1,727
  National R.V. Holdings, Inc. (a)                     226,500            883
  Transpro, Inc. (a)                                   222,500            779
Business Services (4.2%)
  Butler International, Inc. (a)                       572,700            200
  Idine Rewards Network Inc. (a)                       270,000          2,633
  Westaff, Inc. (a)                                    298,700            597
Chemicals & Allied Products (10.1%)
  American Vanguard Corporation                        111,750          2,262
  Crompton Corporation                                 430,300          2,763
  PolyOne Corporation                                  389,000          1,797
  Terra Nitrogen Company, L.P.                         288,200          1,556
Communications Equipment (5.9%)
  Ditech Communications Corporation (a)                892,900          3,652
  EMS Technologies, Inc. (a)                            94,500          1,148
Computer & Data Processing Services (1.4%)
  Progress Software Corporation (a)                     52,300          1,019
  Viewpoint Corporation (a)                            125,200            100
Computer & Office Equipment (1.7%)
  Network Equipment Technologies, Inc. (a)             191,900          1,376
Construction (1.9%)
  Quanta Services, Inc. (a)                            452,000          1,559
Electrical Goods (2.4%)
  Craftmade International, Inc.                         71,500          1,051
  Pioneer-Standard Electronics, Inc.                    96,110            931
Electronic & Other Electric Equipment (4.1%)
  Lamson & Sessions Co. (The) (a)                      539,100          2,469
  Magnetek, Inc. (a)                                   410,800            887
Electronic Components & Accessories (2.2%)
  Skyworks Solutions, Inc. (a)(b)                      169,900            909
  Woodhead Industries, Inc.                             73,400            881
Fabricated Metal Products (6.2%)
  Global Power Equipment Group Inc. (a)(b)             223,000          1,336
  Material Sciences Corporation (a)                    174,400          1,404
  Shaw Group Inc. (The) (a)(b)                         203,700          2,373
Food & Kindred Products (2.0%)
  Poore Brothers, Inc. (a)                             660,400          1,684
Health Services (0.4%)
  Matria Healthcare, Inc. (a)                           27,800            347
Holding & Other Investment Offices (1.5%)
  4Kids Entertainment, Inc. (a)                         77,600          1,195
Industrial Machinery & Equipment (5.5%)
  DT Industries, Inc. (a)                              375,400            345
  Gehl Company (a)                                      84,800            721
  JLG Industries, Inc.                                 232,700          1,266
  NACCO Industries, Inc.-Class A                        40,700          2,138
Instruments & Related Products (5.3%)
  Analogic Corporation                                  17,400            831
  Signal Technology Corporation (a)                    142,700          1,882
  Sypris Solutions, Inc.                               183,100          1,652
Insurance (0.2%)
  Allmerica Financial Corporation (a)                   13,200            202
Manufacturing Industries (1.8%)
  Oneida Ltd.                                          133,400          1,471
Oil & Gas Extraction (4.8%)
  Magnum Hunter Resources, Inc. (a)                    178,200          1,003
  Mission Resources Corporation (a)                    290,300            105
  Southwestern Energy Company (a)(b)                    81,700          1,087
  Willbros Group, Inc. (a)                             207,100          1,719
Paper & Allied Products (1.7%)
  Wausau-Mosinee Paper Corporation                     128,900          1,371
Paper & Paper Products (1.2%)
  United Stationers Inc. (a)                            35,500            962
Paperboard Containers & Boxes (1.3%)
  Graphic Packaging International
    Corporation (a)                                    206,800          1,040
Petroleum Refining (1.5%)
  Tesoro Petroleum Corporation (a)(b)                  161,000          1,251
Pharmaceuticals (11.2%)
  ARIAD Pharmaceuticals, Inc. (a)                      892,700          1,812
  Avigen, Inc. (a)(b)                                  209,300            634
  EPIX Medical, Inc. (a)                               149,600          1,429
  PRAECIS Pharmaceuticals Inc. (a)                     710,800          3,113
  United Therapeutics Corporation (a)(b)               126,400          2,269
Primary Metal Industries (5.0%)
  AK Steel Holding Corporation (a)                     379,100          1,107
  Commonwealth Industries, Inc.                        450,200          2,183
  RTI International Metals, Inc. (a)                    77,100            779

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Isabelle Small Cap Value 1

IDEX Isabelle Small Cap Value

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Radio, Television & Computer Stores (3.0%)
  InterTAN, Inc. (a)                                   335,200      $   2,026
  Tweeter Home Entertainment Group, Inc. (a)            72,700            419
Stone, Clay & Glass Products (1.0%)
  Apogee Enterprises, Inc.                              79,000            817
Telecommunications (3.6%)
  D&E Communications, Inc.                             208,840          2,255
  Lightbridge, Inc. (a)                                 95,000            679
Transportation & Public Utilities (0.3%)
  Navigant International, Inc. (a)                      21,300            230
Wholesale Trade Durable Goods (1.7%)
  A.M. Castle & Co (a)                                 298,100          1,377
                                                                    ---------
Total Common Stocks (cost: $97,416)                                    80,895
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (9.0%)
Bank Note (0.5%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     423      $     423
Euro Dollar Overnight (0.9%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  288            288
  BNP Paribas SA
    1.24%, due 05/06/2003                                  135            135
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  338            338
Euro Dollar Term (2.7%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  677            677
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  169            169
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   51             51
    1.26%, due 06/24/2003                                  338            338
  Danske Bank A/S
    1.25%, due 05/07/2003                                  423            423
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  169            169
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  423            423
Medium Term Note (0.3%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  254            254
Money Market Fund (3.7%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 1,353          1,353
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 1,607          1,607
Promissory Note (0.7%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  592            592
Repurchase Agreement (0.2%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                                  169            169
                                                                    ---------
Total Security Lending Collateral (cost: $7,409)                        7,409
                                                                    ---------
Total Investment Securities (cost: $104,825)                        $  88,304
                                                                    =========
SUMMARY:
  Investments, at market value                           107.7 %    $  88,304
  Liabilities in excess of other assets                   (7.7)%       (6,346)
                                                     ---------      ---------
  Net assets                                             100.0 %    $  81,958
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $6,816.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $173.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Isabelle Small Cap Value 2

IDEX Isabelle Small Cap Value

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $104,825)
     (including $6,816 of securities loaned)                        $  88,304
  Cash                                                                    855
  Receivables:
     Investment securities sold                                           661
     Shares of beneficial interest sold                                   117
     Interest                                                               1
     Dividends                                                             29
  Other                                                                     7
                                                                    ---------
                                                                       89,974
                                                                    ---------
Liabilities:
  Investment securities purchased                                         310
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                               128
     Management and advisory fees                                          61
     Distribution fees                                                     43
     Transfer agent fees and expenses                                      42
  Payable for securities on loan                                        7,409
  Other                                                                    23
                                                                    ---------
                                                                        8,016
                                                                    ---------
Net Assets                                                          $  81,958
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 101,264
  Accumulated net investment income (loss)                               (536)
  Accumulated net realized gain (loss) from investments                (2,249)
  Net unrealized appreciation (depreciation) of
     investments                                                      (16,521)
                                                                    ---------
Net Assets                                                          $  81,958
                                                                    =========
Shares Outstanding:
  Class A                                                               4,683
  Class B                                                               2,445
  Class C                                                               1,233
  Class L                                                                  39
  Class M                                                                 390
Net Asset Value Per Share:
  Class A                                                           $    9.39
  Class B                                                                9.25
  Class C                                                                9.25
  Class L                                                                9.25
  Class M                                                                9.27
Maximum Offering Price Per Share (1):
  Class A                                                           $    9.94
  Class M                                                                9.36

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       8
  Dividends                                                               374
  Income from loaned securities-net                                        16
                                                                    ---------
                                                                          398
                                                                    ---------
Expenses:
  Management and advisory fees                                            403
  Transfer agent fees and expenses                                        140
  Custody fees                                                             14
  Administration fees                                                      13
  Registration fees                                                        46
  Trustees fees and expenses                                                4
  Professional fees                                                        14
  Other                                                                    20
  Distribution and service fees:
     Class A                                                               88
     Class B                                                              117
     Class C                                                               58
     Class L                                                                1
     Class M                                                               18
                                                                    ---------
  Total Expenses                                                          936
  Less reimbursements by the investment adviser                            (3)
                                                                    ---------
  Net Expenses                                                            933
                                                                    ---------
Net Investment Income (Loss)                                             (535)
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                       527
  Net unrealized appreciation (depreciation) on
     investment securities                                              1,700
                                                                    ---------
Net Gain (Loss) on Investments                                          2,227
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   1,692
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Isabelle Small Cap Value 3

IDEX Isabelle Small Cap Value

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (535)     $    (804)
  Net realized gain (loss) on investment
     securities                                            527         (2,706)
  Net unrealized appreciation (depreciation)
     on investment securities                            1,700        (17,075)
                                                     ---------      ---------
                                                         1,692        (20,585)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            18,290         58,353
     Class B                                             2,748         34,191
     Class C                                             1,280         14,164
     Class L                                               386             --
     Class M                                               341          6,626
                                                     ---------      ---------
                                                        23,045        113,334
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                           (20,470)       (10,551)
     Class B                                            (5,136)       (10,106)
     Class C                                            (2,226)        (2,668)
     Class L                                               (35)            --
     Class M                                            (1,023)        (2,458)
                                                     ---------      ---------
                                                       (28,890)       (25,783)
                                                     ---------      ---------
                                                        (5,845)        87,551
                                                     ---------      ---------
Net increase (decrease) in net assets                   (4,153)        66,966
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   86,111         19,145
                                                     ---------      ---------
  End of period                                      $  81,958      $  86,111
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (536)     $      (1)
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             1,964          5,351
     Class B                                               303          2,951
     Class C                                               142          1,250
     Class L                                                43             --
     Class M                                                39            562
                                                     ---------      ---------
                                                         2,491         10,114
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                            (2,288)          (989)
     Class B                                              (573)          (990)
     Class C                                              (249)          (262)
     Class L                                                (4)            --
     Class M                                              (114)          (242)
                                                     ---------      ---------
                                                        (3,228)        (2,483)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding             (737)         7,631
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Isabelle Small Cap Value 4

IDEX Isabelle Small Cap Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  9.09     $   (0.04)        $   0.34       $   0.30
          10/31/2002         10.12         (0.07)           (0.96)         (1.03)
          10/31/2001         10.00         (0.02)            0.14           0.12
--------------------------------------------------------------------------------
Class B   04/30/2003          8.98         (0.07)            0.34           0.27
          10/31/2002         10.08         (0.19)           (0.91)         (1.10)
          10/31/2001         10.00         (0.05)            0.13           0.08
--------------------------------------------------------------------------------
Class C   04/30/2003          8.98         (0.07)            0.34           0.27
          10/31/2002         10.08         (0.19)           (0.91)         (1.10)
          10/31/2001         10.00         (0.05)            0.13           0.08
--------------------------------------------------------------------------------
Class L   04/30/2003          9.01         (0.06)            0.30           0.24
--------------------------------------------------------------------------------
Class M   04/30/2003          9.00         (0.08)            0.35           0.27
          10/31/2002         10.09         (0.19)           (0.90)         (1.09)
          10/31/2001         10.00         (0.06)            0.15           0.09
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --       $  --        $  --       $  9.39
                 --          --           --          9.09
                 --          --           --         10.12
----------------------------------------------------------
Class B          --          --           --          9.25
                 --          --           --          8.98
                 --          --           --         10.08
----------------------------------------------------------
Class C          --          --           --          9.25
                 --          --           --          8.98
                 --          --           --         10.08
----------------------------------------------------------
Class L          --          --           --          9.25
----------------------------------------------------------
Class M          --          --           --          9.27
                 --          --           --          9.00
                 --          --           --         10.09
----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          3.30%        $ 43,970        1.80%        1.81%           (0.91)%         26.14%
          10/31/2002        (10.18)          45,500        1.85         1.98            (0.88)          21.74
          10/31/2001          1.20            6,536        1.85         3.56            (0.32)           7.58
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          3.01           22,614        2.45         2.46            (1.56)          26.14
          10/31/2002        (10.91)          24,391        2.50         2.63            (1.53)          21.74
          10/31/2001          0.80            7,604        2.50         4.21            (0.97)           7.58
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          3.01           11,404        2.45         2.46            (1.56)          26.14
          10/31/2002        (10.91)          12,034        2.50         2.63            (1.53)          21.74
          10/31/2001          0.80            3,545        2.50         4.21            (0.97)           7.58
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          2.66              359        2.45         2.46            (1.56)          26.14
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          3.00            3,611        2.35         2.36            (1.46)          26.14
          10/31/2002        (10.80)           4,186        2.40         2.53            (1.43)          21.74
          10/31/2001          0.90            1,460        2.40         4.11            (0.87)           7.58
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Isabelle Small Cap Value 5

IDEX Isabelle Small Cap Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Isabelle Small Cap Value ("the Fund") commenced operations on April 2, 2001. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Isabelle Small Cap Value 6

IDEX Isabelle Small Cap Value

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Isabelle Small Cap Value ("the Fund"), part of IDEX Mutual Funds, began operations on April 2, 2001.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Directed Brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within IDEX Mutual Funds, or by any other party. Directed commissions during the six-months ended April 30, 2003, of $15 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including

IDEX Mutual Funds
Semi-Annual Report 2003

                           Isabelle Small Cap Value 7

IDEX Isabelle Small Cap Value

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.90% of the first $200 million of ANA
      0.85% of ANA over $200 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.50% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 50
     Retained by Underwriter         3
     Contingent Sales Charges       41

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $2 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 22,823
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  22,404
  U.S. Government                                          --

IDEX Mutual Funds
Semi-Annual Report 2003

                           Isabelle Small Cap Value 8

IDEX Isabelle Small Cap Value

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
    $    70     October 31, 2009
      2,556     October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  105,589
                                               ==========
Unrealized Appreciation                        $    8,091
Unrealized (Depreciation)                         (25,376)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $  (17,285)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                           Isabelle Small Cap Value 9

IDEX Janus Balanced

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (10.1%)
  U.S. Treasury Bond
    6.50%, due 05/15/2005                            $   1,060      $   1,166
    5.00%, due 08/15/2011 (b)                              830            909
    4.88%, due 02/15/2012                                  355            385
    7.25%, due 05/15/2016 (b)                            3,615          4,663
    7.88%, due 02/15/2021                                2,155          2,979
    7.25%, due 08/15/2022                                1,860          2,439
    6.25%, due 08/15/2023                                2,346          2,779
    6.00%, due 02/15/2026                                1,990          2,299
    5.25%, due 02/15/2029                                1,030          1,084
    6.25%, due 05/15/2030 (b)                            1,690          2,036
  U.S. Treasury Note
    3.38%, due 04/30/2004                                2,095          2,141
    2.13%, due 08/31/2004                                5,205          5,265
    4.63%, due 05/15/2006 (b)                            2,020          2,176
    3.50%, due 11/15/2006 (b)                            2,440          2,544
    5.63%, due 05/15/2008                                2,410          2,722
    6.00%, due 08/15/2009                                2,125          2,460
    5.75%, due 08/15/2010                                  750            860
                                                                    ---------
Total U.S. Government Obligations (cost: $36,900)                      38,907
                                                                    ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (10.4%)
  Fannie Mae
    6.50%, due 08/15/2004                                  595            635
    1.88%, due 12/15/2004                                4,480          4,510
    2.13%, due 04/15/2006 (b)                            3,885          3,886
    5.50%, due 05/02/2006                                2,160          2,351
    4.75%, due 01/02/2007 (b)                              735            786
    5.00%, due 01/15/2007                                2,905          3,159
    5.25%, due 01/15/2009                                  770            847
    6.38%, due 06/15/2009                                  180            209
    6.25%, due 02/01/2011                                1,080          1,223
    6.00%, due 05/15/2011                                  220            251
    5.38%, due 11/15/2011                                2,330          2,553
  Federal Home Loan Bank
    4.88%, due 05/14/2004                                3,040          3,154
    3.38%, due 06/15/2004                                2,735          2,801
    6.50%, due 11/15/2005                                2,725          3,034
  Freddie Mac
    1.88%, due 01/15/2005 (b)                            4,485          4,509
    4.25%, due 06/15/2005                                2,165          2,279
    2.38%, due 04/15/2006                                3,135          3,158
    5.75%, due 04/15/2008                                  525            590
    5.88%, due 03/21/2011                                  290            322
                                                                    ---------
Total U.S. Government Agency Obligations
 (cost: $38,853)                                                       40,257
                                                                    ---------
FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
  Federal Republic of Germany
    5.00%, due 07/04/2012                                1,070          1,273
                                                                    ---------
Total Foreign Government Obligations (cost: $1,171)                     1,273
                                                                    ---------
CORPORATE DEBT SECURITIES (22.0%)
Aerospace (1.3%)
  Honeywell International Inc.
    5.13%, due 11/01/2006                                1,410          1,524
  Lockheed Martin Corporation
    7.25%, due 05/15/2006                                  610            691
    8.20%, due 12/01/2009                                  750            931
    7.65%, due 05/01/2016                                1,525          1,901
Amusement & Recreation Services (0.5%)
  Disney (Walt) Company (The)
    4.88%, due 07/02/2004                                1,455          1,501
  Premier Parks Inc. (b)
    9.75%, due 06/15/2007                                  305            316
Automotive (0.2%)
  Honeywell International Inc.
    6.13%, due 11/01/2011                                  720            800
Beverages (2.9%)
  Anheuser-Busch Companies, Inc
    5.65%, due 09/15/2008                                2,220          2,458
    5.75%, due 04/01/2010                                  600            671
    6.00%, due 04/15/2011                                1,280          1,429
    7.55%, due 10/01/2030                                  480            620
    6.80%, due 01/15/2031                                  325            386
    6.80%, due 08/20/2032                                  700            833
  Coca Cola Enterprises Inc.
    5.38%, due 08/15/2006                                  950          1,036
    6.13%, due 08/15/2011                                1,150          1,291
    4.38%, due 09/15/2009                                  935            976
    7.13%, due 09/30/2009                                  895          1,060
  Pepsi Bottling Group, Inc. (The)
    5.63%, due 02/17/2009                                  480            532
Business Services (0.5%)
  Clear Channel Communications, Inc.
    6.00%, due 11/01/2006                                  555            600
    4.63%, due 01/15/2008                                1,225          1,262
Chemicals & Allied Products (0.3%)
  International Flavors & Fragrances Inc.
    6.45%, due 05/15/2006                                1,150          1,258
Commercial Banks (0.9%)
  Citigroup Inc.
    7.25%, due 10/01/2010                                1,435          1,701
    6.63%, due 06/15/2032                                  435            491
  Firstar Bank, NA
    7.13%, due 12/01/2009                                  150            178
  US Bank NA
    5.70%, due 12/15/2008                                1,020          1,126

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                  Janus Balanced 1

IDEX Janus Balanced

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
Communication (2.8%)
  Comcast Cable Communications, Inc.
    6.38%, due 01/30/2006                            $      85      $      92
    6.75%, due 01/30/2011                                1,655          1,827
    7.13%, due 06/15/2013                                  425            482
  Comcast Corporation
    5.85%, due 01/15/2010                                  225            239
    6.50%, due 01/15/2015                                  245            266
    7.05%, due 03/15/2033                                  540            586
  Cox Communications, Inc.
    7.50%, due 08/15/2004                                  375            400
    7.75%, due 08/15/2006                                  220            250
    7.13%, due 10/01/2012                                  575            671
  CSC Holdings, Inc.
    7.63%, due 04/01/2011                                1,145          1,205
  TCI Communications, Inc.
    6.38%, due 05/01/2003                                2,625          2,625
    8.65%, due 09/15/2004                                  160            172
    6.88%, due 02/15/2006                                  780            855
  Viacom Inc.
    7.75%, due 06/01/2005                                  995          1,107
    7.70%, due 07/30/2010                                  270            327
Computer & Office Equipment (0.8%)
  Apple Computer, Inc.
    6.50%, due 02/15/2004                                  975            995
  Hewlett-Packard Company
    3.63%, due 03/15/2008                                  785            786
  Sun Microsystems, Inc.
    7.35%, due 08/15/2004                                  280            294
    7.65%, due 08/15/2009                                  765            863
Department Stores (0.4%)
  J.C. Penney Company, Inc.
    7.38%, due 08/15/2008 (b)                              385            400
    8.00%, due 03/01/2010                                  385            409
  Meyer (Fred) Stores, Inc.
    7.45%, due 03/01/2008                                  700            801
Electric Services (0.3%)
  Dominion Resources, Inc.
    2.80%, due 02/15/2005                                  490            493
    4.13%, due 02/15/2008                                  320            327
  Duke Energy Corporation
    6.25%, due 01/15/2012                                  305            335
Electric, Gas & Sanitary Services (0.3%)
  Coastal Corporation
    6.20%, due 05/15/2004                                  205            200
  Illinois Power Company-144A
    11.50%, due 12/15/2010                                 865            969
Environmental Services (0.1%)
  Allied Waste North America, Inc.
    7.88%, due 04/15/2013                                  175            182
  USA Waste Services, Inc.
    7.00%, due 10/01/2004                                  200            213
Fabricated Metal Products (0.1%)
  Stanley Works (The)-144A
    4.90%, due 11/01/2012                                  445            453
Food & Kindred Products (0.7%)
  Dean Foods Company
    6.75%, due 06/15/2005                                  230            236
    6.63%, due 05/15/2009                                  560            577
  General Mills, Inc.
    5.13%, due 02/15/2007 (b)                              970          1,045
    6.00%, due 02/15/2012                                  640            702
  Kellogg Company
    7.45%, due 04/01/2031                                  250            310
Food Stores (0.2%)
  Kroger Co. (The)
    7.80%, due 08/15/2007                                  375            430
    7.00%, due 05/01/2018                                  210            235
Furniture & Fixtures (0.3%)
  Lear Corporation
    7.96%, due 05/15/2005                                1,170          1,252
Gas Production & Distribution (0.4%)
  Duke Capital Corporation
    6.25%, due 07/15/2005                                  305            319
    6.25%, due 02/15/2013                                  305            314
  El Paso Corporation (b)
    7.00%, due 05/15/2011                                  695            605
  Sonat Inc. (b)
    6.88%, due 06/01/2005                                  205            193
Holding & Other Investment Offices (0.1%)
  Gemstone Investments Ltd.-144A
    7.71%, due 10/31/2004                                  285            274
Hotels & Other Lodging Places (0.6%)
  HMH Properties, Inc.
    7.88%, due 08/01/2005                                  460            465
  Starwood Hotels & Resorts
    Worldwide, Inc.
    6.75%, due 11/15/2005                                  455            471
    7.38%, due 05/01/2007                                  820            857
    7.88%, due 05/01/2012                                  445            466
Industrial Machinery & Equipment (0.4%)
  Black & Decker Corporation
    7.13%, due 06/01/2011                                  925          1,074
  SPX Corporation
    7.50%, due 01/01/2013                                  470            512

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                  Janus Balanced 2

IDEX Janus Balanced

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
Insurance (0.2%)
  UnitedHealth Group Incorporated
    7.50%, due 11/15/2005                            $     360      $     405
    5.20%, due 01/17/2007                                  320            342
Insurance Agents, Brokers & Service (0.3%)
  Marsh & McLennan Companies, Inc.
    5.38%, due 03/15/2007                                  970          1,046
Life Insurance (0.3%)
  AIG SunAmer Global Financing
    IX -144A
    5.10%, due 01/17/2007                                  985          1,050
Lumber & Other Building Materials (0.7%)
  Home Depot, Inc. (The)
    6.50%, due 09/15/2004                                2,600          2,768
Metal Cans & Shipping Containers (0.3%)
  Ball Corporation
    6.88%, due 12/15/2012                                1,075          1,131
Motion Pictures (1.0%)
  AOL Time Warner Inc.
    5.63%, due 05/01/2005                                  450            474
    6.15%, due 05/01/2007 (b)                            1,000          1,078
    9.15%, due 02/01/2023                                1,325          1,606
    7.70%, due 05/01/2032                                  665            741
Personal Credit Institutions (1.7%)
  American General Finance
    Corporation-Series F
    5.88%, due 07/14/2006                                  965          1,051
  General Electric Capital Corporation
    4.25%, due 01/28/2005 (b)                              700            731
    2.85%, due 01/30/2006                                  940            954
    5.35%, due 03/30/2006                                2,030          2,190
  General Motors Acceptance Corporation
    5.36%, due 07/27/2004                                  820            843
    5.25%, due 05/16/2005                                  575            590
Pharmaceuticals (0.2%)
  Pfizer Inc.
    5.63%, due 02/01/2006                                  485            531
    6.00%, due 01/15/2008                                  265            297
Radio & Television Broadcasting (0.1%)
  Liberty Media Corporation
    5.70%, due 05/15/2013                                  320            321
Restaurants (0.2%)
  YUM! Brands, Inc.
    7.70%, due 07/01/2012                                  685            762
Security & Commodity Brokers (0.9%)
  American Express Company
    6.75%, due 06/23/2004                                1,400          1,482
  Salomon Smith Barney Holdings Inc.
    6.50%, due 02/15/2008                                  755            854
  Schwab (Charles) Corporation (The)
    8.05%, due 03/01/2010                                  800            943
Telecommunications (1.1%)
  AT&T Broadband, LLC
    7.88%, due 08/01/2013                                  380            445
  Verizon Global Funding Corp.
    6.13%, due 06/15/2007                                1,020          1,136
    4.00%, due 01/15/2008                                1,010          1,033
  VoiceStream Wireless Corporation
    10.38%, due 11/15/2009                               1,430          1,587
Textile Mill Products (0.1%)
  Mohawk Industries, Inc.
    7.20%, due 04/15/2012                                  285            319
Variety Stores (0.8%)
  Target Corporation
    5.50%, due 04/01/2007                                  435            471
  Wal-Mart Stores, Inc.
    5.45%, due 08/01/2006                                1,125          1,233
    6.88%, due 08/10/2009                                1,125          1,332
                                                                    ---------
Total Corporate Debt Securities (cost: $77,915)                        84,479
                                                                    ---------
CONVERTIBLE BONDS (0.3%)
Printing & Publishing (0.3%)
  Tribune Company-PHONES
    2.00%, due 05/15/2029                                   14          1,108
                                                                    ---------
Total Convertible Bonds (cost: $1,732)                                  1,108
                                                                    ---------

                                                       Shares          Value
------------------------------------------------------------------------------
PREFERRED STOCKS (0.7%)
Automotive (0.7%)
  General Motors Corporation                           112,100      $   2,676
                                                                    ---------
Total Preferred Stocks (cost: $2,943)                                   2,676
                                                                    ---------
COMMON STOCKS (48.8%)
Air Transportation (0.8%)
  FedEx Corporation                                     32,485          1,945
  Southwest Airlines Co.                                65,630          1,047
Amusement & Recreation Services (0.1%)
  Westwood One, Inc. (a)                                 6,180            216
Automotive (1.2%)
  Bayerische Motoren Werke AG (BMW) (b)                 73,238          2,441
  Honeywell International Inc.                          96,600          2,280

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                  Janus Balanced 3

IDEX Janus Balanced

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Beverages (3.3%)
  Anheuser-Busch Companies, Inc.                       103,985      $   5,187
  Diageo PLC                                           285,420          3,165
  Pepsi Bottling Group, Inc. (The)                      70,630          1,451
  PepsiCo, Inc.                                         66,335          2,871
Chemicals & Allied Products (2.9%)
  Avon Products, Inc.                                   18,210          1,059
  Colgate-Palmolive Company                             31,475          1,799
  du Pont (E.I.) de Nemours and Company                 48,285          2,054
  Procter & Gamble Company (The)                        54,105          4,862
  Reckitt Benckiser PLC                                 80,748          1,424
Commercial Banks (3.3%)
  Bank of America Corporation                           40,970          3,034
  Citigroup Inc.                                       180,237          7,074
  U.S. Bancorp                                         118,196          2,618
Communication (3.3%)
  Comcast Corporation-Class A (a)                       40,053          1,278
  Comcast Corporation-Special
    Class A (a)(b)                                      58,194          1,749
  Cox Communications, Inc.-
    Class A (a)(b)                                      41,500          1,374
  Liberty Media Corporation-Class A (a)                339,560          3,734
  Viacom, Inc.-Class B (a)                             101,148          4,390
Communications Equipment (0.5%)
  Nokia Oyj-ADR                                        122,545          2,031
Computer & Data Processing Services (2.5%)
  Automatic Data Processing, Inc.                       45,880          1,543
  Microsoft Corporation                                203,030          5,191
  PeopleSoft, Inc. (a)                                  52,240            785
  Yahoo! Inc. (a)                                       88,280          2,188
Computer & Office Equipment (2.6%)
  Cisco Systems, Inc. (a)                               93,605          1,408
  Dell Computer Corporation (a)                         74,790          2,162
  International Business Machines
    Corporation                                         41,790          3,548
  Lexmark International Group, Inc. (a)(b)              37,185          2,771
Drug Stores & Proprietary Stores (0.3%)
  Walgreen Co.                                          37,975          1,172
Electric Services (0.6%)
  EnCana Corporation (CAD)                              22,669            742
  EnCana Corporation (USD) (b)                          51,530          1,695
Electronic & Other Electric Equipment (1.0%)
  General Electric Company                             131,475          3,872
Electronic Components & Accessories (1.4%)
  Linear Technology Corporation                         38,310          1,321
  Maxim Integrated Products                             38,245          1,503
  Texas Instruments Incorporated                       139,825          2,585
Environmental Services (0.5%)
  Waste Management, Inc.                                88,630          1,925
Food & Kindred Products (0.8%)
  Kellogg Company                                       20,235            662
  Unilever NV-NY Shares                                 39,940          2,515
Hotels & Other Lodging Places (1.8%)
  Fairmont Hotels & Resorts Inc. (b)                    34,616            793
  Marriott International, Inc.-Class A (b)             118,025          4,238
  Starwood Hotels & Resorts
    Worldwide, Inc.                                     66,540          1,786
Insurance (3.2%)
  AFLAC Incorporated                                    75,670          2,475
  Allstate Corporation (The)                            56,605          2,139
  American International Group, Inc.                    26,896          1,559
  Berkshire Hathaway Inc.-Class B (a)                    2,563          5,977
Insurance Agents, Brokers & Service (1.6%)
  Marsh & McLennan Companies, Inc.                     130,525          6,223
Lumber & Other Building Materials (0.2%)
  Home Depot, Inc. (The)                                30,325            853
Manufacturing Industries (0.4%)
  Mattel, Inc. (b)                                      67,185          1,461
Medical Instruments & Supplies (0.8%)
  Medtronic, Inc.                                       66,570          3,178
Motion Pictures (0.6%)
  AOL Time Warner Inc. (a)                             172,570          2,361
Oil & Gas Extraction (2.1%)
  Anadarko Petroleum Corporation                        18,395            817
  Apache Corporation                                    38,781          2,220
  Burlington Resources Inc.                             40,700          1,885
  Total Fina Elf SA                                     25,147          3,294
Paper & Allied Products (1.2%)
  3M Company                                            37,010          4,666
Petroleum Refining (1.6%)
  Exxon Mobil Corporation                              171,105          6,023
Pharmaceuticals (3.4%)
  Abbott Laboratories                                   20,560            835
  Forest Laboratories, Inc. (a)                         30,780          1,592
  Johnson & Johnson                                     58,665          3,306
  Merck & Co., Inc.                                     52,675          3,065
  Pfizer Inc.                                          146,765          4,513
Printing & Publishing (1.4%)
  Gannett Co., Inc.                                     70,095          5,308
Radio & Television Broadcasting (0.5%)
  USA Interactive (a)(b)                                63,410          1,899

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                  Janus Balanced 4

IDEX Janus Balanced

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Radio, Television & Computer Stores (0.3%)
  Best Buy Co., Inc. (a)                                30,155      $   1,043
Railroads (0.7%)
  Canadian National Railway Company                     51,520          2,505
Security & Commodity Brokers (1.0%)
  American Express Company                              55,600          2,105
  Goldman Sachs Group, Inc. (The)                       24,440          1,855
Telecommunications (0.6%)
  Verizon Communications, Inc.                          61,640          2,304
Textile Mill Products (0.6%)
  Mohawk Industries, Inc. (a)                           38,715          2,148
Transportation Equipment (0.6%)
  General Dynamics Corporation                          38,370          2,382
Variety Stores (1.1%)
  Costco Wholesale Corporation (a)                      36,450          1,262
  Wal-Mart Stores, Inc.                                 53,960          3,039
                                                                    ---------
Total Common Stocks (cost: $186,500)                                  187,780
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (10.1%)
Bank Notes (0.6%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $   2,242      $   2,242
Euro Dollar Overnight (1.0%)
  Bank of Montreal
    1.34%, due 05/01/2003                                1,528          1,528
  BNP Paribas SA
    1.24%, due 05/06/2003                                  717            717
  Royal Bank of Canada
    1.35%, due 05/01/2003                                1,793          1,793
Euro Dollar Term (3.1%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                3,586          3,586
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  897            897
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                  269            269
    1.26%, due 06/24/2003                                1,793          1,793
  Danske Bank A/S
    1.25%, due 05/07/2003                                2,242          2,242
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  897            897
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                2,242          2,242
Medium Term Notes (0.3%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                1,345          1,345
Money Market Funds (4.1%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 7,172          7,172
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 8,517          8,517
Promissory Notes (0.8%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                3,138          3,138
Repurchase Agreements (0.2%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                                  897            897
                                                                    ---------
Total Security Lending Collateral (cost: $39,275)                      39,275
                                                                    ---------
Total Investment Securities (cost: $385,289)                        $ 395,755
                                                                    =========
SUMMARY:
  Investments, at market value                           102.7 %    $ 395,755
  Liabilities in excess of other assets                   (2.7)%      (10,499)
                                                     ---------      ---------
  Net assets                                             100.0 %    $ 385,256
                                                     =========      =========

                     FORWARD FOREIGN CURRENCY CONTRACTS:
------------------------------------------------------------------------------
                                                  Amount in     Net Unrealized
                         Bought    Settlement    U.S. Dollars    Appreciation
Currency                 (Sold)       Date      Bought (Sold)   (Depreciation)
--------------------- ----------- ------------ --------------- ---------------
Canadian Dollar            (980)  10/17/03       $     (664)       $  (11)
Euro Dollar              (5,900)  09/28/03           (6,266)         (282)
Great British Pound        (200)  09/28/03             (312)           (5)
Great British Pound      (2,450)  10/17/03           (3,798)          (76)
                                                 ----------        ------
                                                 $  (11,040)       $ (374)
                                                 ==========        ======

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $38,188.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $915.

DEFINITIONS:
ADR American Depositary Receipt
PHONES Participation Hybrid Option Note Exchangeable Securities

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Janus Balanced 5

IDEX Janus Balanced

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $385,289)
     (including $38,188 of securities loaned)                       $ 395,755
  Cash                                                                 28,349
  Receivables:
     Shares of beneficial interest sold                                   369
     Interest                                                           2,536
     Dividends                                                            164
  Other                                                                    70
                                                                    ---------
                                                                      427,243
                                                                    ---------
Liabilities:
  Investment securities purchased                                         836
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                               636
     Management and advisory fees                                         296
     Distribution fees                                                    254
     Transfer agent fees and expenses                                     183
  Payable for securities on loan                                       39,275
  Forward foreign currency contract                                       374
  Other                                                                   133
                                                                    ---------
                                                                       41,987
                                                                    ---------
Net Assets                                                          $ 385,256
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 449,521
  Undistributed net investment income (loss)                              188
  Accumulated net realized gain (loss) from investments
     and foreign currency transactions                                (74,545)
  Net unrealized appreciation (depreciation) of
     investments and on translation of assets and liabilities
     in foreign currencies                                             10,092
                                                                    ---------
Net Assets                                                          $ 385,256
                                                                    =========
Shares Outstanding:
  Class A                                                               5,850
  Class B                                                              12,540
  Class C                                                               2,085
  Class L                                                                 160
  Class M                                                               2,705
Net Asset Value Per Share:
  Class A                                                           $   16.54
  Class B                                                               16.50
  Class C                                                               16.50
  Class L                                                               16.50
  Class M                                                               16.50
Maximum Offering Price Per Share (1):
  Class A                                                           $   17.50
  Class M                                                               16.67

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $   4,244
  Dividends                                                             1,456
  Income from loaned securities-net                                        36
     Less withholding taxes on foreign dividends                          (18)
                                                                    ---------
                                                                        5,718
                                                                    ---------
Expenses:
  Management and advisory fees                                          1,832
  Transfer agent fees and expenses                                        557
  Custody fees                                                             39
  Administration fees                                                      16
  Registration fees                                                        43
  Trustees fees and expenses                                               18
  Professional fees                                                        37
  Other                                                                    96
  Distribution and service fees:
     Class A                                                              169
     Class B                                                            1,035
     Class C                                                              180
     Class L                                                                6
     Class M                                                              208
                                                                    ---------
  Total Expenses                                                        4,236
                                                                    ---------
Net Investment Income (Loss)                                            1,482
                                                                    ---------
Net Realized Gain (Loss):
  Net investment securities                                            (9,981)
  Net foreign currency transactions                                      (341)
                                                                    ---------
                                                                      (10,322)
                                                                    ---------
Net Unrealized Appreciation (Depreciation) :
  Net investment securities                                            17,216
  Net translation of assets and liabilities
     denominated in foreign currency                                     (370)
                                                                    ---------
                                                                       16,846
                                                                    ---------
Net Gain (Loss) on Investments and Foreign
  Currency Transactions                                                 6,524
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   8,006
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Janus Balanced 6

IDEX Janus Balanced

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $   1,482      $   5,471
  Net realized gain (loss) on investment
     securities and foreign currency transactions      (10,322)       (38,492)
  Net unrealized appreciation (depreciation)
     on investment securities and foreign
     currency translation                               16,846          8,445
                                                     ---------      ---------
                                                         8,006        (24,576)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                              (684)        (1,905)
     Class B                                              (805)        (2,364)
     Class C                                              (139)          (444)
     Class L                                                (5)            --
     Class M                                              (202)          (639)
                                                     ---------      ---------
                                                        (1,835)        (5,352)
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            10,235         23,874
     Class B                                            19,398         55,027
     Class C                                             2,888         12,548
     Class L                                             2,712             --
     Class M                                             1,501          9,351
                                                     ---------      ---------
                                                        36,734        100,800
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                               650          1,812
     Class B                                               741          2,199
     Class C                                               125            405
     Class L                                                 5             --
     Class M                                               187            591
                                                     ---------      ---------
                                                         1,708          5,007
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                           (16,773)       (43,731)
     Class B                                           (30,493)       (70,703)
     Class C                                            (8,786)       (17,781)
     Class L                                              (148)            --
     Class M                                            (8,149)       (20,468)
                                                     ---------      ---------
                                                       (64,349)      (152,683)
                                                     ---------      ---------
                                                       (25,907)       (46,876)
                                                     ---------      ---------
Net increase (decrease) in net assets                  (19,736)       (76,804)
                                                     ---------      ---------
Net Assets:
  Beginning of period                                  404,992        481,796
                                                     ---------      ---------
  End of period                                      $ 385,256      $ 404,992
                                                     =========      =========
Undistributed Net Investment Income (Loss)           $     186      $     541
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                               634          1,398
     Class B                                             1,202          3,210
     Class C                                               179            729
     Class L                                               169             --
     Class M                                                94            547
                                                     ---------      ---------
                                                         2,278          5,884
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                41            106
     Class B                                                47            128
     Class C                                                 8             24
     Class L                                                --             --
     Class M                                                12             34
                                                     ---------      ---------
                                                           108            292
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                            (1,044)        (2,585)
     Class B                                            (1,906)        (4,211)
     Class C                                              (546)        (1,049)
     Class L                                                (9)            --
     Class M                                              (509)        (1,210)
                                                     ---------      ---------
                                                        (4,014)        (9,055)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding           (1,628)        (2,879)
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Janus Balanced 7

IDEX Janus Balanced

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   16.23     $   0.10         $   0.32       $   0.42
          10/31/2002          17.31         0.29            (1.09)         (0.80)
          10/31/2001          19.75         0.37            (2.18)         (1.81)
          10/31/2000          18.96         0.25             1.03           1.28
          10/31/1999          14.75         0.19             4.27           4.46
          10/31/1998          14.34         0.15             1.76           1.91
--------------------------------------------------------------------------------
Class B   04/30/2003          16.22         0.05             0.29           0.34
          10/31/2002          17.30         0.18            (1.09)         (0.91)
          10/31/2001          19.73         0.25            (2.17)         (1.92)
          10/31/2000          18.95         0.21             1.03           1.24
          10/31/1999          14.74         0.08             4.27           4.35
          10/31/1998          14.33         0.06             1.76           1.82
--------------------------------------------------------------------------------
Class C   04/30/2003          16.22         0.05             0.29           0.34
          10/31/2002          17.30         0.18            (1.09)         (0.91)
          10/31/2001          19.73         0.26            (2.18)         (1.92)
          10/31/2000          18.95         0.21             1.03           1.24
--------------------------------------------------------------------------------
Class L   04/30/2003          16.22         0.04             0.30           0.34
--------------------------------------------------------------------------------
Class M   04/30/2003          16.22         0.06             0.29           0.35
          10/31/2002          17.30         0.19            (1.09)         (0.90)
          10/31/2001          19.73         0.28            (2.18)         (1.90)
          10/31/2000          18.95         0.23             1.03           1.26
          10/31/1999          14.74         0.10             4.27           4.37
          10/31/1998          14.33         0.07             1.76           1.83
--------------------------------------------------------------------------------

             For a share of beneficial interest outstanding
                         throughout each period
          ----------------------------------------------------
                       Distributions
          ---------------------------------------
                                                    Net Asset
            From Net    From Net                     Value,
           Investment   Realized       Total           End
             Income       Gains    Distributions    of Period
          ------------ ---------- --------------- ------------
Class A    $   (0.11)   $     --    $   (0.11)     $   16.54
               (0.28)         --        (0.28)         16.23
               (0.35)      (0.28)       (0.63)         17.31
               (0.24)      (0.25)       (0.49)         19.75
               (0.17)      (0.08)       (0.25)         18.96
               (0.15)      (1.35)       (1.50)         14.75
------------------------------------------------------------
Class B        (0.06)         --        (0.06)         16.50
               (0.17)         --        (0.17)         16.22
               (0.23)      (0.28)       (0.51)         17.30
               (0.21)      (0.25)       (0.46)         19.73
               (0.06)      (0.08)       (0.14)         18.95
               (0.06)      (1.35)       (1.41)         14.74
------------------------------------------------------------
Class C        (0.06)         --        (0.06)         16.50
               (0.17)         --        (0.17)         16.22
               (0.23)      (0.28)       (0.51)         17.30
               (0.21)      (0.25)       (0.46)         19.73
------------------------------------------------------------
Class L        (0.06)         --        (0.06)         16.50
------------------------------------------------------------
Class M        (0.07)         --        (0.07)         16.50
               (0.18)         --        (0.18)         16.22
               (0.25)      (0.28)       (0.53)         17.30
               (0.23)      (0.25)       (0.48)         19.73
               (0.08)      (0.08)       (0.16)         18.95
               (0.07)      (1.35)       (1.42)         14.74
------------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          2.64%        $ 96,730        1.71%        1.73%            1.24%          33.87%
          10/31/2002         (4.72)         100,923        1.68         1.70             1.70           87.22
          10/31/2001         (9.35)         126,369        1.64         1.66             1.96          113.77
          10/31/2000          7.23          133,445        1.67         1.69             1.73           70.87
          10/31/1999         30.43           67,749        1.81         1.82             1.28           59.57
          10/31/1998         14.69           22,995        1.85         2.04             1.12           61.50
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          2.13          206,856        2.36         2.38             0.59           33.87
          10/31/2002         (5.31)         214,019        2.33         2.35             1.05           87.22
          10/31/2001         (9.93)         243,387        2.29         2.31             1.31          113.77
          10/31/2000          6.58          229,160        2.32         2.34             1.08           70.87
          10/31/1999         29.64           92,833        2.46         2.47             0.63           59.57
          10/31/1998         13.97           11,916        2.50         2.69             0.47           61.50
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          2.13           34,397        2.36         2.38             0.59           33.87
          10/31/2002         (5.31)          39,636        2.33         2.35             1.05           87.22
          10/31/2001         (9.93)          47,399        2.29         2.31             1.31          113.77
          10/31/2000          6.58           42,447        2.32         2.34             1.08           70.87
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          3.39            2,638        2.36         2.38             0.59           33.87
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          2.18           44,635        2.26         2.28             0.69           33.87
          10/31/2002         (5.23)          50,414        2.23         2.25             1.15           87.22
          10/31/2001         (9.84)          64,641        2.19         2.21             1.41          113.77
          10/31/2000          6.68           66,249        2.22         2.24             1.18           70.87
          10/31/1999         29.76           34,122        2.36         2.37             0.73           59.57
          10/31/1998         14.08            4,897        2.40         2.59             0.57           61.50
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Janus Balanced 8

IDEX Janus Balanced

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less fee waivers and reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account fee waivers and reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Janus Balanced 9

IDEX Janus Balanced

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Janus Balanced ("the Fund"), part of IDEX Mutual Funds, began operations on December 2, 1994.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gains or losses from investments. Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses

IDEX Mutual Funds
Semi-Annual Report 2003

                               Janus Balanced 10

IDEX Janus Balanced

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received. Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      1.00% of the first $250 million of ANA
      0.90% of the next $500 million of ANA
      0.80% of the next $750 million of ANA
      0.70% of ANA over $1.5 billion

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.50% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter       $ 225
     Retained by Underwriter          22
     Contingent Sales Charges        345

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $18 for deferred compensation to Trustees is included in Other liabilities.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Janus Balanced 11

IDEX Janus Balanced

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 92,255
  U.S. Government                                      27,553
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  95,974
  U.S. Government                                      35,969

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
$     23,179    October 31, 2009
      40,242    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  385,948
                                               ==========
Unrealized Appreciation                        $   21,498
Unrealized (Depreciation)                         (11,691)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $    9,807
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                               Janus Balanced 12

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (17.8%)
  U.S. Treasury Bond
    3.88%, due 02/15/2013 (a)                        $   3,515      $   3,520
    7.25%, due 05/15/2016 (a)                            3,085          3,978
    7.25%, due 08/15/2022                                2,130          2,793
    6.25%, due 08/15/2023                                9,120         10,802
    6.25%, due 05/15/2030 (c)                              760            916
    5.38%, due 02/15/2031 (a)                            1,855          2,024
  U.S. Treasury Inflation Index
    3.00%, due 07/15/2012                                3,212          3,448
  U.S. Treasury Note
    2.00%, due 11/30/2004                                  105            106
    5.75%, due 11/15/2005 (a)                            2,327          2,557
    5.63%, due 02/15/2006 (a)                              710            783
    3.50%, due 11/15/2006 (a)                            1,097          1,144
    4.38%, due 05/15/2007 (a)                            3,330          3,573
    3.00%, due 02/15/2008 (a)                            2,245          2,268
                                                                    ---------
Total U.S. Government Obligations (cost: $36,433)                      37,912
                                                                    ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (18.4%)
  Fannie Mae
    3.88%, due 03/15/2005 (a)                           12,225         12,758
    2.88%, due 10/15/2005                                3,000          3,073
    4.38%, due 10/15/2006                                1,530          1,631
    3.25%, due 11/15/2007 (a)                            2,250          2,286
    5.25%, due 01/15/2009                                2,830          3,113
    6.25%, due 02/01/2011                                2,635          2,983
    6.00%, due 05/15/2011                                  225            256
    6.13%, due 03/15/2012                                  415            477
    4.38%, due 09/15/2012 (a)                            1,425          1,442
    6.63%, due 11/15/2030                                3,305          3,955
  Fannie Mae-Conventional Pool
    4.63%, due 05/01/2013                                  775            780
  Federal Home Loan Bank
    5.13%, due 03/06/2006                                2,440          2,640
    9.50%, due 02/27/2015 (d)                              525            525
  Freddie Mac
    5.88%, due 03/21/2011                                3,000          3,326
                                                                    ---------
Total U.S. Government Agency Obligations
 (cost: $37,600)                                                       39,245
                                                                    ---------
FOREIGN GOVERNMENT OBLIGATIONS (4.4%)
  Federal Republic of Germany
    5.00%, due 07/04/2012                                4,250          5,057
  Federal Republic of Germany-Series 140
    4.50%, due 08/17/2007                                  775            908
  Kingdom of Spain
    5.00%, due 07/30/2012                                  350            392
  United Mexican States
    4.63%, due 10/08/2008                                  400            406
    6.38%, due 01/16/2013                                1,675          1,755
    8.00%, due 09/24/2022                                  750            831
                                                                    ---------
Total Foreign Government Obligations (cost: $8,578)                     9,349
                                                                    ---------
CORPORATE DEBT SECURITIES (57.9%)
Amusement & Recreation Services (0.1%)
  Hard Rock Hotel, Inc.-Series B
    9.25%, due 04/01/2005                                  250            255
Apparel Products (0.1%)
  Cintas Corporation No. 2
    6.00%, due 06/01/2012                                  245            269
Auto Repair, Services & Parking (0.4%)
  PHH Corporation
    6.00%, due 03/01/2008                                  775            812
Automotive Dealers & Service Stations (0.4%)
  AutoZone, Inc.
    5.88%, due 10/15/2012                                  750            784
Beverages (1.6%)
  Anheuser-Busch Companies, Inc
    5.95%, due 01/15/2033                                  375            400
  Brown-Forman Corporation-144A
    2.13%, due 03/15/2006                                  600            598
  Coca Cola Enterprises Inc.
    4.38%, due 09/15/2009                                1,000          1,044
    6.13%, due 08/15/2011                                  285            320
    7.13%, due 08/01/2017                                  435            535
  Coors (Adolph) Company
    6.38%, due 05/15/2012                                  535            599
Business Credit Institutions (2.0%)
  ChevronTexaco Capital Corporation
    3.50%, due 09/17/2007                                1,035          1,059
  Deere (John) Capital Corporation
    4.13%, due 07/15/2005                                  290            304
  Ford Motor Credit Company
    5.75%, due 02/23/2004                                1,500          1,526
  National Rural Utilities Cooperative
    Finance Company
    5.75%, due 08/28/2009                                1,250          1,356
Business Services (0.6%)
  ARAMARK Services, Inc.
    7.00%, due 05/01/2007                                  430            461
    6.38%, due 02/15/2008                                  575            606
  Clear Channel Communications, Inc.
    6.00%, due 11/01/2006                                  105            114

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Flexible Income 1

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
Chemicals & Allied Products (1.1%)
  Dial Corporation (The)
    7.00%, due 08/15/2006                            $     890      $     983
    6.50%, due 09/15/2008                                  600            650
  Proctor & Gamble Company (The)
    4.75%, due 06/15/2007                                  645            691
Commercial Banks (1.7%)
  Citigroup Inc.
    4.88%, due 05/07/2015                                  775            775
  Citizens Banking Corporation-144A
    5.75%, due 02/01/2013                                  175            173
  First Tennessee Bank National Association
    4.63%, due 05/15/2013                                  250            251
  Hudson United Bancorp
    8.20%, due 09/15/2006                                  300            339
  Mellon Funding Corporation
    5.00%, due 12/01/2014                                  600            624
  U.S. Bancorp
    2.75%, due 03/30/2006                                1,275          1,291
  Wilmington Trust Corporation-144A
    4.88%, due 04/15/2013                                  125            125
Communication (4.0%)
  Comcast Cable Communications, Inc. (a)
    6.38%, due 01/30/2006                                1,000          1,084
  Comcast Corporation
    5.85%, due 01/15/2010                                1,000          1,064
    5.50%, due 03/15/2011                                1,275          1,315
    7.05%, due 03/15/2033                                  625            678
  Cox Communications, Inc.
    6.15%, due 08/01/2003 (d)                              645            646
    6.88%, due 06/15/2005                                1,000          1,093
    7.13%, due 10/01/2012 (a)                              110            128
  Echostar DBS Corporation
    9.13%, due 01/15/2009                                  905          1,018
  TCI Communications, Inc.
    6.38%, due 05/01/2003                                  375            375
  Viacom Inc.
    6.40%, due 01/30/2006                                  500            552
  Viacom, Inc.-Class A
    5.63%, due 08/15/2012                                  400            433
Computer & Data Processing Services (0.2%)
  Fiserv, Inc.-144A
    4.00%, due 04/15/2008                                  375            381
Computer & Office Equipment (1.6%)
  Apple Computer, Inc.
    6.50%, due 02/15/2004                                  745            760
  International Business Machines Corporation
    4.25%, due 09/15/2009                                  500            521
    4.75%, due 11/29/2012                                  525            540
    5.88%, due 11/29/2032                                  650            682
  Pitney Bowes Inc.
    4.75%, due 05/15/2018                                  850            852
Construction (0.4%)
  Pulte Homes, Inc.
    6.25%, due 02/15/2013                                  575            621
  Toll Brothers, Inc.-144A
    6.88%, due 11/15/2012                                  250            277
Department Stores (1.3%)
  J.C. Penney Company, Inc.
    6.00%, due 05/01/2006                                  900            896
    7.60%, due 04/01/2007                                  950            998
  Meyer (Fred) Stores, Inc.
    7.45%, due 03/01/2008                                  550            629
  Saks Incorporated (a)
    8.25%, due 11/15/2008                                  250            270
Drug Stores & Proprietary Stores (0.5%)
  CVS Corporation
    3.88%, due 11/01/2007                                  750            763
  Rite Aid Corporation
    7.63%, due 04/15/2005                                  100            100
    7.13%, due 01/15/2007 (a)                              100             97
  Rite Aid Corporation-144A
    8.13%, due 05/01/2010                                  200            205
Electric Services (2.7%)
  Ameren Energy Generating
    Company-Series F
    7.95%, due 06/01/2032                                  295            360
  CenterPoint Energy Resources Corp.
    6.50%, due 02/01/2008                                  250            268
  Dominion Resources, Inc.
    2.80%, due 02/15/2005                                  825            831
    4.13%, due 02/15/2008                                  625            639
    5.13%, due 12/15/2009                                  650            677
    5.00%, due 03/15/2013                                  775            780
  Southwestern Public Service Company
    5.13%, due 11/01/2006                                  500            524
  TXU Corp.
    6.38%, due 06/15/2006                                  250            266
    6.38%, due 01/01/2008                                  750            795
  TXU Energy Company LLC-144A
    7.00%, due 03/15/2013                                  525            580

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Flexible Income 2

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
Electric, Gas & Sanitary Services (1.8%)
  Cinergy Corp. (f)
    6.25%, due 09/01/2004                            $   1,000      $   1,055
  Public Service Company of
    Colorado-144A
    7.88%, due 10/01/2012                                1,000          1,225
    4.88%, due 03/01/2013                                  600            605
  Public Service Company of
    Colorado-Series A
    6.88%, due 07/15/2009                                  100            113
  Xcel Energy Inc.
    7.00%, due 12/01/2010                                  675            743
Electronic Components & Accessories (0.6%)
  Tyco International Ltd.
    6.38%, due 06/15/2005                                1,200          1,212
Environmental Services (1.8%)
  Republic Services, Inc.
    6.75%, due 08/15/2011                                1,000          1,126
  USA Waste Services, Inc.
    7.00%, due 10/01/2004                                1,250          1,328
  Waste Management, Inc.
    7.38%, due 08/01/2010                                1,200          1,399
Fabricated Metal Products (0.2%)
  Gillette Company (The)
    4.13%, due 08/30/2007                                  500            522
Food & Kindred Products (2.2%)
  Dean Foods Company
    6.63%, due 05/15/2009                                  900            927
  Del Monte Foods Company (a)
    9.25%, due 05/15/2011                                  115            124
  Del Monte Foods Company-144A
    8.63%, due 12/15/2012                                  275            296
  General Mills, Inc.
    5.13%, due 02/15/2007 (a)                              500            539
    3.88%, due 11/30/2007                                1,000          1,017
    6.00%, due 02/15/2012                                  125            137
  Kellogg Company
    6.00%, due 04/01/2006                                  650            714
  Kellogg Company-Series B
    6.60%, due 04/01/2011                                  750            858
Food Stores (0.9%)
  Kroger, Co. (The)
    7.38%, due 03/01/2005                                  600            649
  Safeway Inc.
    6.15%, due 03/01/2006                                  570            618
  Stater Bros. Holdings Inc.
    10.75%, due 08/15/2006                                 225            239
  Winn-Dixie Stores, Inc. (a)
    8.88%, due 04/01/2008                                  400            430
Gas Production & Distribution (0.8%)
  Kinder Morgan, Inc.
    6.50%, due 09/01/2012                                  750            835
  Southwest Gas Corporation
    7.63%, due 05/15/2012                                  720            807
Health Services (3.8%)
  Fresenius Finance BV-144A
    7.75%, due 04/30/2009                                  150            167
  Fresenius Medical Care Capital Trust IV
    7.88%, due 06/15/2011                                  100            105
  HCA Inc.
    6.91%, due 06/15/2005                                1,500          1,595
    7.00%, due 07/01/2007                                  455            491
    6.95%, due 05/01/2012                                1,000          1,075
    6.25%, due 02/15/2013                                1,000          1,032
    8.36%, due 04/15/2024                                   50             56
  Laboratory Corporation of America Holdings
    5.50%, due 02/01/2013                                  275            284
  Manor Care, Inc.-144A
    6.25%, due 05/01/2013                                  160            162
  Quest Diagnostics Incorporated
    6.75%, due 07/12/2006                                1,250          1,382
    7.50%, due 07/12/2011                                  775            912
  Tenet Healthcare Corporation
    5.38%, due 11/15/2006                                  650            627
Hotels & Other Lodging Places (0.9%)
  HMH Properties, Inc.
    7.88%, due 08/01/2005                                  500            505
  Starwood Hotels & Resorts
    Worldwide, Inc.
    6.75%, due 11/15/2005                                1,335          1,382
Industrial Machinery & Equipment (0.3%)
  Kennametal Inc.
    7.20%, due 06/15/2012                                  400            426
  Timken Company (The)
    5.75%, due 02/15/2010                                  250            255
Instruments & Related Products (0.8%)
  Bausch & Lomb Incorporated
    6.38%, due 08/01/2003 (d)                              525            525
    6.95%, due 11/15/2007                                  150            156
  Raytheon Company
    6.50%, due 07/15/2005                                1,000          1,080

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Flexible Income 3

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
Insurance (4.1%)
  Aon Corporation (e)
    6.70%, due 01/15/2007                            $     375      $     409
  Farmers Insurance Exchange-144A
    8.50%, due 08/01/2004                                  200            203
  First American Capital Trust I
    8.50%, due 04/15/2012                                  300            299
  Liberty Mutual Insurance
    Company-144A
    8.50%, due 05/15/2025                                  525            443
    7.88%, due 10/15/2026                                  250            194
  Markel Corporation
    6.80%, due 02/15/2013                                  750            753
  Progressive Corporation (The)
    6.25%, due 12/01/2032                                  250            270
  StanCorp Financial Group, Inc.
    6.88%, due 10/01/2012                                1,250          1,364
  Travelers Property Casualty
    Corp.-144A (a)
    5.00%, due 03/15/2013                                  775            789
  UnitedHealth Group Incorporated
    7.50%, due 11/15/2005                                  360            405
    5.20%, due 01/17/2007                                  643            686
    4.88%, due 04/01/2013                                  525            537
  W.R. Berkley Corporation
    5.88%, due 02/15/2013                                  930            945
  WellPoint Health Networks Inc.
    6.38%, due 06/15/2006                                1,185          1,309
Insurance Agents, Brokers & Service (0.1%)
  Marsh & McLennan Companies, Inc.
    6.25%, due 03/15/2012                                  215            241
Life Insurance (0.8%)
  Americo Life, Inc.-144A
    7.88%, due 05/01/2013                                  750            741
  Delphi Financial Group, Inc.
    8.00%, due 10/01/2003                                  500            508
  Nationwide Financial Services, Inc.
    5.63%, due 02/13/2015                                  550            559
Lumber & Wood Products (0.4%)
  Weyerhaeuser Company
    5.25%, due 12/15/2009                                  800            834
Metal Cans & Shipping Containers (0.1%)
  Ball Corporation (a)
    6.88%, due 12/15/2012                                  250            263
Metal Mining (0.4%)
  Freeport-McMoRan Cooper & Gold
    Inc.-144A (a)
    10.13%, due 02/01/2010                                 800            866
Motion Pictures (0.7%)
  AMC Entertainment Inc. (a)
    9.88%, due 02/01/2012                                  300            315
  AOL Time Warner Inc.
    5.63%, due 05/01/2005                                  750            790
    6.88%, due 05/01/2012                                  425            464
Motor Vehicles, Parts & Supplies (0.2%)
  TRW Automotive Inc.-144A
    10.13%, due 02/15/2013                                 425            493
Oil & Gas Extraction (2.0%)
  Magnum Hunter Resources, Inc.
    9.60%, due 03/15/2012                                  190            205
  Occidental Petroleum Corporation
    5.88%, due 01/15/2007                                  450            493
    4.25%, due 03/15/2010                                  350            352
  Pemex Project Funding Master Trust
    7.38%, due 12/15/2014 (a)                            1,250          1,356
    8.63%, due 02/01/2022                                  500            555
  Pemex Project Funding Master
    Trust-144A
    6.13%, due 08/15/2008                                1,250          1,322
  Westport Resources Corporation-144A
    8.25%, due 11/04/2011                                   75             82
Paper & Allied Products (0.1%)
  International Paper Company
    5.85%, due 10/30/2012                                  250            267
Personal Credit Institutions (4.4%)
  General Electric Capital Corporation
    2.85%, due 01/30/2006                                2,000          2,030
    6.00%, due 06/15/2012 (a)                              395            436
  General Motors Acceptance Corporation
    5.25%, due 05/16/2005                                1,750          1,796
    6.13%, due 08/28/2007                                  250            260
    6.88%, due 08/28/2012                                  250            254
  Household Finance Corporation
    3.38%, due 02/21/2006                                  500            514
    4.63%, due 01/15/2008                                  600            626
    6.38%, due 11/27/2012                                  575            634
  SLM Corporation
    3.63%, due 03/17/2008                                1,050          1,058
  SLM Corporation-Series A
    5.13%, due 08/27/2012                                1,000          1,041
  SLM Corporation-Series MTN
    5.05%, due 11/14/2014                                  500            508

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Flexible Income 4

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
Personal Services (0.5%)
  Cendant Corporation
    6.25%, due 03/15/2010                            $     775      $     821
  Service Corporation International
    6.00%, due 12/15/2005                                  350            352
Petroleum & Petroleum Products (0.2%)
  TEPPCO Partners, L.P.
    7.63%, due 02/15/2012                                  305            349
Petroleum Refining (0.7%)
  Conoco Funding Company
    5.45%, due 10/15/2006                                  710            775
    6.35%, due 10/15/2011                                  565            640
Printing & Publishing (1.6%)
  Belo Corp.
    7.13%, due 06/01/2007                                  575            640
    8.00%, due 11/01/2008                                  275            325
  Dex Media East LLC (Dex Media Finance
    Co.)-144A (a)
    9.88%, due 11/15/2009                                  125            143
    12.13%, due 11/15/2012                                 350            417
  Gannett Co., Inc.
    4.95%, due 04/01/2005                                  865            916
  News America Incorporated (a)
    6.63%, due 01/09/2008                                  810            894
  News America Incorporated-144A
    4.75%, due 03/15/2010                                   45             46
Radio & Television Broadcasting (2.6%)
  British Sky Broadcasting Group PLC
    7.30%, due 10/15/2006                                  590            637
    6.88%, due 02/23/2009                                2,500          2,706
  Corus Entertainment Inc.
    8.75%, due 03/01/2012                                  295            317
  Cox Enterprises, Inc.-144A
    4.38%, due 05/01/2008                                  100            102
  Liberty Media Corporation-Class A
    5.70%, due 05/15/2013                                  425            426
  USA Interactive
    7.00%, due 01/15/2013                                1,250          1,373
Railroads (0.1%)
  CSX Corporation
    4.88%, due 11/01/2009                                  250            260
Research & Testing Services (0.1%)
  Vicar Operating, Inc.
    9.88%, due 12/01/2009                                  200            221
Restaurants (0.0%)
  YUM! Brands, Inc.
    7.70%, due 07/01/2012                                   85             95
Retail Trade (0.2%)
  Toys "R" Us, Inc.
    7.88%, due 04/15/2013                                  500            520
Rubber & Misc. Plastic Products (0.1%)
  Sealed Air Corporation-144A
    5.38%, due 04/15/2008                                  250            258
Savings Institutions (0.5%)
  Sovereign Bancorp, Inc.
    5.13%, due 03/15/2013                                  600            599
  Webster Bank
    5.88%, due 01/15/2013                                  525            547
Security & Commodity Brokers (0.2%)
  Franklin Resources, Inc.
    3.70%, due 04/15/2008                                  500            501
Stone, Clay & Glass Products (1.3%)
  Hanson Australia Funding Limited
    5.25%, due 03/15/2013                                  450            449
  Owens-Brockway Glass Container Inc.
    8.88%, due 02/15/2009                                  280            300
    8.75%, due 11/15/2012                                  350            374
  Owens-Brockway Glass Container
    Inc.-144A
    7.75%, due 05/15/2011                                  250            258
  Owens-Illinois, Inc. (a)
    7.85%, due 05/15/2004                                1,350          1,411
Telecommunications (2.6%)
  AT&T Broadband, LLC
    7.88%, due 08/01/2013                                1,650          1,931
  Nextel Communications, Inc. (a)
    9.38%, due 11/15/2009                                  475            513
  Verizon Global Funding Corp.
    4.00%, due 01/15/2008                                2,000          2,046
    6.88%, due 06/15/2012                                1,000          1,147
Transportation & Public Utilities (0.2%)
  Kern River Funding Corp-144A
    4.89%, due 04/30/2018                                  500            504
Variety Stores (0.9%)
  Wal-Mart Stores, Inc.
    6.88%, due 08/10/2009                                1,000          1,184
    4.55%, due 05/01/2013                                  775            784
                                                                    ---------
Total Corporate Debt Securities (cost: $116,699)                      123,627
                                                                    ---------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Flexible Income 5

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
PREFERRED STOCKS (0.0%)
Savings Institutions (0.0%)
  Chevy Chase Bank, F.S.B                                3,500      $      97
                                                                    ---------
Total Preferred Stocks (cost: $116)                                        97
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (20.2%)
Bank Notes (1.2%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $   2,456      $   2,456
Euro Dollar Overnight (2.1%)
  Bank of Montreal
    1.34%, due 05/01/2003                                1,674          1,674
  BNP Paribas SA
    1.24%, due 05/06/2003                                  786            786
  Royal Bank of Canada
    1.35%, due 05/01/2003                                1,965          1,965
Euro Dollar Term (6.0%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                3,930          3,930
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  982            982
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                  295            295
    1.26%, due 06/24/2003                                1,965          1,965
  Danske Bank A/S
    1.25%, due 05/07/2003                                2,456          2,456
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  982            982
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                2,456          2,456
Medium Term Notes (0.7%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                1,474          1,474
Money Market Funds (8.1%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 7,860          7,860
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 9,333          9,333
Promissory Notes (1.6%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                3,439          3,439
Repurchase Agreements (0.5%) (b)
  Merrill Lynch & Co., Inc.
    1.42%, due 05/01/2003                                  982            982
                                                                    ---------
Total Security Lending Collateral (cost: $43,035)                      43,035
                                                                    ---------
Total Investment Securities (cost: $242,461)                        $ 253,265
                                                                    =========
SUMMARY:
 Investments, at market value                            118.7 %    $ 253,265
 Liabilities in excess of other assets                   (18.7)%      (39,912)
                                                     ---------      ---------
  Net assets                                             100.0 %    $ 213,353
                                                     =========      =========

                 FORWARD FOREIGN CURRENCY CONTRACTS:
----------------------------------------------------------------------
                                          Amount in     Net Unrealized
                 Bought    Settlement    U.S. Dollars    Appreciation
Currency         (Sold)       Date      Bought (Sold)   (Depreciation)
------------- ----------- ------------ --------------- ---------------
Euro Dollar      (5,700)  09/26/2003      $  (6,056)       $  (269)

                           FUTURES CONTRACTS:
------------------------------------------------------------------------
                                            Amount in     Net Unrealized
                             Settlement    U.S. Dollars    Appreciation
Currency         Contracts      Date      Bought (Sold)   (Depreciation)
--------------- ----------- ------------ --------------- ---------------
10-Year U.S.
Treasury Note   263         06/30/2003     $  (30,263)       $  (15)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   At April 30, 2003, all or a portion of this security is on loan (see Note
      1). The market value at April 30, 2003, of all securities on loan is $42,119.

(b) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $1,002.

(c) At April 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The market value of all securities segregated at April 30, 2003 is $398.

(d)   Floating or variable rate note. Rate listed is as of April 30, 2003.

(e) Securities are stepbonds. Coupon steps up by 25BP for each rating downgrade by Standard and Poor's or Moody's for each notch below A-/A3.

(f) Securities are stepbonds. Coupon subject to change for rating downgrade by Standard and Poor's or Moody's.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Flexible Income 6

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $242,461)
     (including $42,119 of securities loaned)                       $ 253,265
  Cash                                                                  2,380
  Foreign cash (cost: $164)                                               167
  Receivables:
     Investment securities sold                                         5,531
     Shares of beneficial interest sold                                   794
     Interest                                                           2,996
     Dividends                                                              3
  Other                                                                    56
                                                                    ---------
                                                                      265,192
                                                                    ---------
Liabilities:
  Investment securities purchased                                       6,549
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                             1,447
     Management and advisory fees                                         143
     Distribution fees                                                    121
     Transfer agent fees and expenses                                      40
  Payable for securities on loan                                       43,035
  Forward foreign currency contracts                                      269
  Variation margin                                                        156
  Other                                                                    79
                                                                    ---------
                                                                       51,839
                                                                    ---------
Net Assets                                                          $ 213,353
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 202,208
  Undistributed net investment income (loss)                              373
  Undistributed net realized gain (loss) from investments,
     futures contracts and foreign currency transactions                  231
  Net unrealized appreciation (depreciation) of
     investments, futures contracts and translation of
     assets and liabilities in foreign currencies                      10,541
                                                                    ---------
Net Assets                                                          $ 213,353
                                                                    =========
Shares Outstanding:
  Class A                                                               9,288
  Class B                                                               7,621
  Class C                                                               1,801
  Class L                                                                 548
  Class M                                                               1,535
Net Asset Value Per Share:
  Class A                                                           $   10.27
  Class B                                                               10.26
  Class C                                                               10.26
  Class L                                                               10.26
  Class M                                                               10.26
Maximum Offering Price Per Share (1):
  Class A                                                           $   10.78
  Class M                                                               10.36

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $   4,800
  Dividends                                                                 9
  Income from loaned securities-net                                        45
                                                                    ---------
                                                                        4,854
                                                                    ---------
Expenses:
  Management and advisory fees                                            786
  Transfer agent fees and expenses                                        146
  Custody and accounting fees and expenses                                 28
  Administration fees                                                      12
  Registration fees                                                        39
  Trustees fees and expenses                                                7
  Professional fees                                                        17
  Other                                                                    27
  Distribution and service fees:
     Class A                                                              148
     Class B                                                              358
     Class C                                                               81
     Class L                                                               10
     Class M                                                               71
                                                                    ---------
  Total Expenses                                                        1,730
                                                                    ---------
Net Investment Income (Loss)                                            3,124
                                                                    ---------
Net Realized Gain (Loss) on:
     Net investment securities                                          1,808
     Net futures contracts                                               (696)
     Net foreign currency transactions                                   (283)
                                                                    ---------
                                                                          829
                                                                    ---------
Net Unrealized Appreciation (Depreciation) on:
     Net investment securities                                          5,542
     Net futures contracts                                                (26)
     Translation of assets and liabilities denominated
       in foreign currency                                               (249)
                                                                    ---------
                                                                        5,267
                                                                    ---------
Net Gain (Loss) on Investments, Futures Contracts
  and Foreign Currency Transactions                                     6,096
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   9,220
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Flexible Income 7

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $   3,124      $   4,124
  Net realized gain (loss) on investment
     securities, futures contracts and foreign
     currency transactions                                 829           (470)
  Net unrealized appreciation (depreciation) on
     investment securities, futures contracts and
     foreign currency translation                        5,267          1,873
                                                     ---------      ---------
                                                         9,220          5,527
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                            (1,475)        (1,541)
     Class B                                            (1,008)        (1,687)
     Class C                                              (225)          (417)
     Class L                                               (30)            --
     Class M                                              (229)          (528)
                                                     ---------      ---------
                                                        (2,967)        (4,173)
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --           (173)
     Class B                                                --           (251)
     Class C                                                --            (53)
     Class L                                                --             --
     Class M                                                --            (89)
                                                     ---------      ---------
                                                            --           (566)
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            64,201         60,787
     Class B                                            20,855         43,395
     Class C                                             6,575         14,467
     Class L                                             5,884             --
     Class M                                             2,221          7,842
                                                     ---------      ---------
                                                        99,736        126,491
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                             1,385          1,308
     Class B                                               804          1,377
     Class C                                               185            349
     Class L                                                26             --
     Class M                                               207            484
                                                     ---------      ---------
                                                         2,607          3,518
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                           (35,142)       (30,444)
     Class B                                           (12,853)       (18,221)
     Class C                                            (6,164)        (8,785)
     Class L                                              (371)            --
     Class M                                            (3,091)        (6,995)
                                                     ---------      ---------
                                                       (57,621)       (64,445)
                                                     ---------      ---------
                                                        44,722         65,564
                                                     ---------      ---------
Net increase (decrease) in net assets                   50,975         66,352
                                                     ---------      ---------
Net Assets:
  Beginning of period                                  162,378         96,026
                                                     ---------      ---------
  End of period                                      $ 213,353      $ 162,378
                                                     =========      =========
Undistributed Net Investment Income (Loss)           $     373      $     216
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             6,415          6,285
     Class B                                             2,055          4,452
     Class C                                               649          1,492
     Class L                                               582             --
     Class M                                               217            806
                                                     ---------      ---------
                                                         9,918         13,035
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                               138            135
     Class B                                                80            143
     Class C                                                18             36
     Class L                                                 3             --
     Class M                                                21             50
                                                     ---------      ---------
                                                           260            364
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                            (3,483)        (3,123)
     Class B                                            (1,277)        (1,880)
     Class C                                              (616)          (904)
     Class L                                               (37)            --
     Class M                                              (308)          (727)
                                                     ---------      ---------
                                                        (5,721)        (6,634)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            4,457          6,765
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Flexible Income 8

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   9.94      $   0.18         $   0.32       $   0.50
          10/31/2002          9.99          0.40             0.02           0.42
          10/31/2001          9.26          0.47             0.71           1.18
          10/31/2000          9.46          0.57            (0.19)          0.38
          10/31/1999          9.84          0.54            (0.38)          0.16
          10/31/1998          9.75          0.61             0.10           0.71
--------------------------------------------------------------------------------
Class B   04/30/2003          9.94          0.15             0.31           0.46
          10/31/2002          9.99          0.34             0.02           0.36
          10/31/2001          9.26          0.37             0.74           1.11
          10/31/2000          9.46          0.51            (0.19)          0.32
          10/31/1999          9.83          0.49            (0.38)          0.11
          10/31/1998          9.75          0.54             0.10           0.64
--------------------------------------------------------------------------------
Class C   04/30/2003          9.94          0.15             0.31           0.46
          10/31/2002          9.99          0.35             0.01           0.36
          10/31/2001          9.26          0.41             0.70           1.11
          10/31/2000          9.46          0.51            (0.19)          0.32
--------------------------------------------------------------------------------
Class L   04/30/2003          9.98          0.12             0.30           0.42
--------------------------------------------------------------------------------
Class M   04/30/2003          9.94          0.17             0.29           0.46
          10/31/2002          9.99          0.36             0.01           0.37
          10/31/2001          9.26          0.42             0.70           1.12
          10/31/2000          9.46          0.52            (0.19)          0.33
          10/31/1999          9.84          0.49            (0.38)          0.11
          10/31/1998          9.75          0.56             0.10           0.66
--------------------------------------------------------------------------------

             For a share of beneficial interest outstanding
                        throughout each period
          ----------------------------------------------------
                       Distributions
          ---------------------------------------
                                                    Net Asset
            From Net    From Net                     Value,
           Investment   Realized       Total           End
             Income       Gains    Distributions    of Period
          ------------ ---------- --------------- ------------
Class A    $   (0.17)   $     --    $   (0.17)     $   10.27
               (0.41)      (0.06)       (0.47)          9.94
               (0.45)         --        (0.45)          9.99
               (0.58)         --        (0.58)          9.26
               (0.54)         --        (0.54)          9.46
               (0.62)         --        (0.62)          9.84
------------------------------------------------------------
Class B        (0.14)         --        (0.14)         10.26
               (0.35)      (0.06)       (0.41)          9.94
               (0.38)         --        (0.38)          9.99
               (0.52)         --        (0.52)          9.26
               (0.48)         --        (0.48)          9.46
               (0.56)         --        (0.56)          9.83
------------------------------------------------------------
Class C        (0.14)         --        (0.14)         10.26
               (0.35)      (0.06)       (0.41)          9.94
               (0.38)         --        (0.38)          9.99
               (0.52)         --        (0.52)          9.26
------------------------------------------------------------
Class L        (0.14)         --        (0.14)         10.26
------------------------------------------------------------
Class M        (0.14)         --        (0.14)         10.26
               (0.36)      (0.06)       (0.42)          9.94
               (0.39)         --        (0.39)          9.99
               (0.53)         --        (0.53)          9.26
               (0.49)         --        (0.49)          9.46
               (0.57)         --        (0.57)          9.84
------------------------------------------------------------

                                                                Ratios/Supplemental Data
                                         -----------------------------------------------------------------------
                                                            Ratio of Expenses
                                          Net Assets,           to Average          Net Investment
             For the                         End of           Net Assets (a)         Income (Loss)     Portfolio
              Period          Total          Period      -----------------------      to Average       Turnover
              Ended        Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          -------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A    04/30/2003          5.11%        $ 95,345        1.47%        1.48%            3.64%          85.50%
           10/31/2002          4.45           61,815        1.62         1.65             4.23          245.19
           10/31/2001         13.14           29,600        1.68         1.70             4.84          314.67
           10/31/2000          4.10           16,530        1.84         1.87             6.17          165.55
           10/31/1999          1.70           14,963        1.85         2.00             5.72          100.22
           10/31/1998          7.43           14,970        1.83         1.83             6.22           90.63
--------------------------------------------------------------------------------------------------------------
Class B    04/30/2003          4.66           78,173        2.12         2.13             2.99           85.50
           10/31/2002          3.83           67,220        2.27         2.30             3.58          245.19
           10/31/2001         12.28           40,435        2.33         2.35             4.19          314.67
           10/31/2000          3.46           14,008        2.49         2.51             5.52          165.55
           10/31/1999          1.01            9,006        2.50         2.65             5.07          100.22
           10/31/1998          6.74            2,387        2.48         2.48             5.57           90.63
--------------------------------------------------------------------------------------------------------------
Class C    04/30/2003          4.66           18,471        2.12         2.13             2.99           85.50
           10/31/2002          3.83           17,391        2.27         2.30             3.58          245.19
           10/31/2001         12.28           11,246        2.33         2.35             4.19          314.67
           10/31/2000          3.46            8,169        2.49         2.51             5.52          165.55
--------------------------------------------------------------------------------------------------------------
Class L    04/30/2003          4.24            5,617        2.12         2.13             2.99           85.50
--------------------------------------------------------------------------------------------------------------
Class M    04/30/2003          4.72           15,747        2.02         2.03             3.09           85.50
           10/31/2002          3.93           15,952        2.17         2.20             3.68          245.19
           10/31/2001         12.40           14,745        2.23         2.25             4.29          314.67
           10/31/2000          3.56            6,220        2.39         2.41             5.62          165.55
           10/31/1999          1.11            3,778        2.40         2.55             5.17          100.22
           10/31/1998          6.84            2,207        2.38         2.38             5.67           90.63
--------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Flexible Income 9

                               See notes to the Financial Highlights on page 10.

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less fee waivers and reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account fee waivers and reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Flexible Income 10

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Janus Flexible Income ("the Fund"), part of IDEX Mutual Funds, began operations on June 29, 1987.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gains or losses from investments. Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Flexible Income 11

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received. Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2003, are listed in the Schedule of Investments.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at April 30, 2003, are listed in the Schedule of Investments. The variation margin payable, is included in the accompanying Statement of Assets and Liabilities. Variation margin payable represents the additional payments due in order to maintain the equity account at the required margin level.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.875% of the first $100 million of ANA
      0.775% of the next $150 million of ANA
      0.675% of ANA over $250 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.50% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 184
     Retained by Underwriter         20
     Contingent Sales Charges       142

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Flexible Income 12

IDEX Janus Flexible Income

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $5 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 107,045
  U.S. Government                                      103,394
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                   61,083
  U.S. Government                                       95,029

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
   $     564    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  242,513
                                               ==========
Unrealized Appreciation                        $   10,840
Unrealized (Depreciation)                             (88)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $   10,752
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Flexible Income 13

IDEX Janus Global

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
PREFERRED STOCKS (1.0%)
Brazil (0.7%)
  Petroleo Brasileiro SA-Petrobras-ADR                 175,455      $   3,002
Germany (0.3%)
  Porsche AG (b)                                         3,492          1,269
                                                                    ---------
Total Preferred Stocks (cost: $5,882)                                   4,271
                                                                    ---------
COMMON STOCKS (92.5%)
Australia (1.8%)
  News Corporation Limited (The) (b)                   702,000          4,999
  News Corporation Limited (The)-ADR (b)                26,895            761
  Westpac Banking Corporation                          192,927          1,921
Bermuda (0.8%)
  Tyco International Ltd.                               99,345          1,550
  Willis Group Holdings Limited                         59,595          1,859
Brazil (0.5%)
  Companhia Vale do Rio Doce-ADR                        70,975          1,984
  Petroleo Brasileiro SA-Petrobras-ADR                   7,845            146
Canada (1.8%)
  Canadian Natural Resources Ltd.                       37,880          1,261
  EnCana Corporation (b)                               207,848          6,804
China (0.6%)
  China Telecom Corporation, Ltd. (a)                7,076,000          1,352
  China Telecom Corporation, Ltd.-ADR (a)               18,080            344
  PetroChina Company Limited                         4,748,000          1,084
Denmark (1.0%)
  Danske Bank A/S                                      235,477          4,526
Finland (1.6%)
  Nokia Oyj (b)                                        167,859          2,837
  Nokia Oyj-ADR                                         48,052            796
  UPM-Kymmene Oyj (b)                                  245,796          3,590
France (5.7%)
  Air Liquide                                           16,089          2,434
  Aventis SA                                            96,066          4,874
  Groupe Danone SA                                       9,488          1,341
  Schneider Electric SA                                 47,554          2,249
  Societe Generale-Class A (b)                          51,929          3,173
  Total Fina Elf SA                                     83,518         10,941
Germany (1.1%)
  adidas-Salomon AG                                     15,665          1,347
  Bayerische Motoren Werke AG (BMW) (b)                 72,110          2,404
  SAP AG (b)                                             9,282            943
Hong Kong (1.4%)
  China Mobile (Hong Kong) Limited                   2,587,200          5,192
  CNOOC Limited                                        801,375          1,053
Israel (1.6%)
  Check Point Software Technologies, Ltd. (a)          200,610          3,156
  Teva Pharmaceutical Industries Ltd.-ADR (b)           78,590          3,670
Italy (2.4%)
  ENI-Ente Nazionale Idrocarburi (b)                   460,510          6,565
  Telecom Italia SpA (b)                               180,008          1,468
  Telecom Italia SpA-RNC (b)                           284,500          1,393
  UniCredito Italiano SpA (b)                          285,442          1,248
Japan (8.2%)
  Asahi Breweries, Ltd.                                 33,000            196
  Canon Inc.                                            86,000          3,471
  Eisai Company, Ltd. (b)                               27,800            490
  Fujisawa Pharmaceutical Company
    Limited                                             57,200            967
  Honda Motor Co., Ltd.                                159,200          5,265
  Hoya Corporation                                      28,005          1,653
  Japan Tobacco Inc.                                       345          2,007
  Kao Corporation                                      210,165          3,827
  Nintendo Co., Ltd.                                     8,100            632
  Nissan Motor Co., Ltd. (b)                           341,270          2,614
  Nomura Securities Co., Ltd. (The)                     44,000            435
  Rohm Company, Ltd.                                    23,000          2,367
  Sony Corporation (b)                                  53,085          1,289
  Takeda Chemical Industries, Ltd. (b)                 151,200          5,532
  Yamanouchi Pharmaceutical Co., Ltd.                  211,975          5,342
Mexico (1.0%)
  Grupo Televisa SA de CV-ADR (a)                      134,395          4,078
  Telefonos de Mexico SA de CV-ADR                      16,910            511
Netherlands (3.6%)
  Heineken N.V                                          83,825          3,109
  STMicroelectronics NV (b)                            379,914          7,844
  Unilever NV-CVA                                       73,607          4,633
Norway (0.3%)
  Statoil ASA (b)                                      190,677          1,511
Russia (0.5%)
  YUKOS Oil Company-ADR (b)                             13,220          2,320
South Korea (2.4%)
  Kookmin Bank                                          74,930          2,104
  Kookmin Bank-ADR                                      12,020            331
  Samsung Electronics Co., Ltd.                         32,870          8,255
Spain (0.9%)
  Banco Popular Espanol SA                              79,031          3,828

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                   Janus Global 1

IDEX Janus Global

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Sweden (2.5%)
  Assa Abloy AB-Class B Free (b)                       338,981      $   3,233
  Atlas Copco AB-A Shares (b)                          143,829          3,491
  Securitas AB-Class B (b)                             227,801          2,674
  SKF AB-Class B                                        51,900          1,504
Switzerland (4.6%)
  Givaudan SA-Registered Shares                          5,794          2,242
  Nestle SA-Registered Shares                           14,361          2,926
  Novartis AG                                           56,484          2,227
  Roche Holdings AG                                     63,536          4,041
  Serono SA-Class B (b)                                  2,340          1,269
  STMicroelectronics NV-NY Registered
    Shares                                             107,021          2,204
  UBS AG-Registered Shares (b)                         111,459          5,286
United Kingdom (9.8%)
  Amersham PLC                                         327,697          2,355
  Barclays PLC                                         541,861          3,742
  BOC Group PLC (The)                                  346,091          4,362
  BP PLC                                               491,610          3,114
  Compass Group PLC                                    785,396          3,614
  Diageo PLC                                           463,661          5,141
  GlaxoSmithKline PLC                                  197,601          3,959
  Reckitt Benckiser PLC                                136,797          2,412
  Royal Bank of Scotland Group PLC (The)               232,945          6,106
  Vodafone Group PLC                                 1,901,377          3,751
  Vodafone Group PLC-ADR (b)                            42,945            849
  WPP Group PLC                                        501,624          3,568
United States (38.4%)
  Abbott Laboratories                                  108,285          4,400
  Allstate Corporation (The)                           128,445          4,854
  Altria Group, Inc.                                   100,105          3,079
  American Express Company                              36,615          1,386
  AOL Time Warner Inc. (a)                             378,431          5,177
  ARAMARK Corporation-Class B (a)                       61,105          1,403
  Bank of America Corporation                           36,935          2,735
  Bank of New York Company, Inc. (The)                 108,535          2,871
  Cendant Corporation (a)                               94,255          1,346
  Cisco Systems, Inc. (a)                              215,910          3,247
  Citigroup Inc.                                       294,470         11,558
  Clear Channel Communications, Inc. (a)               123,015          4,811
  Coca-Cola Company (The)                               28,395          1,147
  Comcast Corporation-Class A (a)                       56,025          1,788
  Comcast Corporation-Special Class A (a)               29,050            873
  Computer Associates International, Inc.               72,160          1,172
  Costco Wholesale Corporation (a)                      80,570          2,790
  Dell Computer Corporation (a)                        133,895          3,871
  Diebold, Incorporated                                 24,135            965
  Disney (Walt) Company (The)                          126,450          2,360
  Electronic Arts Inc. (a) (b)                          16,415            973
  EOG Resources, Inc.                                   48,355          1,808
  Fannie Mae                                            63,015          4,562
  First Data Corporation (b)                            36,125          1,417
  Fiserv, Inc. (a) (b)                                  95,177          2,802
  Gannett Co., Inc.                                     23,180          1,755
  General Dynamics Corporation                          64,280          3,990
  Goldman Sachs Group, Inc. (The) (b)                   16,250          1,233
  International Business Machines
    Corporation                                         31,240          2,652
  International Game Technology (a)                     15,450          1,333
  Johnson & Johnson                                     37,725          2,126
  Laboratory Corporation of America
    Holdings (a)                                        35,905          1,058
  Lauder (Estee) Companies Inc.
    (The)-Class A                                       81,140          2,637
  Liberty Media Corporation-Class A (a)                279,894          3,079
  Lockheed Martin Corporation                           49,410          2,473
  Marsh & McLennan Companies, Inc.                     131,130          6,251
  McGraw-Hill Companies, Inc. (The)                     70,045          4,090
  Medtronic, Inc.                                      146,180          6,979
  Microsoft Corporation                                349,815          8,945
  Moody's Corporation                                   35,225          1,701
  New York Times Company (The)-Class A                  44,290          2,054
  NIKE, Inc.-Class B                                    39,595          2,120
  Northern Trust Corporation                            32,280          1,133
  Northrop Grumman Corporation                          65,455          5,757
  Pfizer Inc.                                          255,510          7,857
  Raytheon Company                                      97,515          2,919
  SLM Corporation                                       23,930          2,680
  Starwood Hotels & Resorts Worldwide,
    Inc                                                 61,815          1,659
  State Street Corporation                              31,680          1,110
  SYSCO Corporation                                     50,155          1,441
  Texas Instruments Incorporated                        72,965          1,349
  UnitedHealth Group Incorporated                       59,610          5,492
  USA Interactive (a) (b)                              198,090          5,932
  Viacom, Inc.-Class B (a)                              46,860          2,034
  Waste Management, Inc.                                39,755            863
                                                                    ---------
Total Common Stocks (cost: $437,383)                                  406,043
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (15.7%)
Bank Notes (0.9%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $   3,928      $   3,928

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                   Janus Global 2

IDEX Janus Global

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
Euro Dollar Overnight (1.6%)
  Bank of Montreal
    1.34%, due 05/01/2003                            $   2,677      $   2,677
  BNP Paribas SA
    1.24%, due 05/06/2003                                1,257          1,257
  Royal Bank of Canada
    1.35%, due 05/01/2003                                3,143          3,143
Euro Dollar Term (4.8%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                6,285          6,285
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                1,571          1,571
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                  471            471
    1.26%, due 06/24/2003                                3,143          3,143
  Danske Bank A/S
    1.25%, due 05/07/2003                                3,928          3,928
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                1,571          1,571
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                3,928          3,928
Medium Term Notes (0.5%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                2,357          2,357
Money Market Funds (6.2%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                12,570         12,570
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                14,928         14,928
Promissory Notes (1.3%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                5,499          5,499
Repurchase Agreements (0.4%) (c)
  Merrill Lynch & Co., Inc.
    1.42%, due 05/01/2003                                1,571          1,571
                                                                    ---------
Total Security Lending Collateral (cost: $68,827)                      68,827
                                                                    ---------
Total Investment Securities (cost: $512,092)                        $ 479,141
                                                                    =========
SUMMARY:
  Investments, at market value                           109.2 %    $ 479,141
  Liabilities in excess of other assets                   (9.2)%      (40,276)
                                                     ---------      ---------
  Net assets                                             100.0 %    $ 438,865
                                                     =========      =========

 INVESTMENTS BY INDUSTRY:

                                                     Percentage of
                                                       Net Assets      Value
-------------------------------------------------------------------------------
Commercial Banks                                          11.9%     $  51,672
Pharmaceuticals                                            9.6%        41,880
Oil & Gas Extraction                                       6.9%        29,691
Chemicals & Allied Products                                4.8%        20,546
Computer & Data Processing Services                        4.2%        17,991
Electronic Components & Accessories                        3.5%        15,314
Food & Kindred Products                                    3.2%        14,221
Computer & Office Equipment                                3.2%        14,206
Business Services                                          3.2%        14,171
Telecommunications                                         2.7%        11,999
Automotive                                                 2.6%        11,552
Motion Pictures                                            2.5%        10,937
Communication                                              2.4%        10,635
Insurance                                                  2.4%        10,346
Electronic & Other Electric Equipment                      2.3%        10,176
Radio & Television Broadcasting                            2.3%        10,010
Beverages                                                  2.1%         9,397
Medical Instruments & Supplies                             2.1%         9,334
Aerospace                                                  1.9%         8,230
Insurance Agents, Brokers & Service                        1.8%         8,110
Printing & Publishing                                      1.8%         7,899
Electric Services                                          1.6%         6,804
Restaurants                                                1.1%         5,017
Instruments & Related Products                             1.0%         4,572
Manufacturing Industries                                   1.0%         4,566
U.S. Government Agencies                                   1.0%         4,562
Transportation Equipment                                   0.9%         3,990
Communications Equipment                                   0.8%         3,633
Paper & Allied Products                                    0.8%         3,590
Industrial Machinery & Equipment                           0.8%         3,491
Petroleum Refining                                         0.7%         3,114
Security & Commodity Brokers                               0.7%         3,054
Variety Stores                                             0.6%         2,790
Personal Credit Institutions                               0.6%         2,680
Amusement & Recreation Services                            0.5%         2,360
Machinery, Equipment & Supplies                            0.5%         2,249
Rubber & Misc. Plastic Products                            0.5%         2,120
Tobacco Products                                           0.5%         2,007
Metal Mining                                               0.5%         1,984
Hotels & Other Lodging Places                              0.4%         1,659
Fabricated Metal Products                                  0.3%         1,504
Wholesale Trade Nondurable Goods                           0.3%         1,441
Apparel Products                                           0.3%         1,347
Personal Services                                          0.3%         1,346
Health Services                                            0.2%         1,058
Environmental Services                                     0.2%           863
Beer, Wine & Distilled Beverages                           0.0%           196
                                                     ---------      ---------
  Investments, at market value                            93.5%       410,314
  Short-term investments                                  15.7%        68,827
  Other assets in excess of liabilities                   (9.2)%      (40,276)
                                                     ---------      ---------
  Net assets                                             100.0%     $ 438,865
                                                     =========      =========

FORWARD FOREIGN CURRENCY CONTRACTS:

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Global 3

IDEX Janus Global

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

-----------------------------------------------------------------------------------
                                                    Amount in        Net Unrealized
                        Bought      Settlement     U.S. Dollars       Appreciation
Currency                (Sold)         Date       Bought (Sold)      (Depreciation)
-----------------------------------------------------------------------------------
British Pound            (114)      05/01/2003     $     (182)         $     (1)
British Pound             260       05/06/2003            417                (1)
British Pound          (2,800)      08/22/2003         (4,342)             (101)
British Pound           2,200       08/22/2003          3,424                67
British Pound            (600)      09/26/2003           (936)              (14)
British Pound            (900)      10/17/2003         (1,397)              (26)
Euro Dollar              (283)      05/02/2003           (311)               (4)
Euro Dollar                21       05/02/2003             23                --
Euro Dollar               511       05/05/2003            570                (1)
Euro Dollar            (9,300)      09/26/2003         (9,954)             (367)
Euro Dollar             6,100       09/26/2003          6,567               202
Hong Kong Dollar       (2,384)      05/05/2003           (306)               --
Hong Kong Dollar      (79,900)      08/08/2003        (10,237)               (6)
Hong Kong Dollar       26,300       08/08/2003          3,370                 2
Japanese Yen          (80,827)      05/01/2003           (672)               (4)
Japanese Yen           18,014       05/01/2003            150                 1

-----------------------------------------------------------------------------------
                                                    Amount in        Net Unrealized
                        Bought      Settlement     U.S. Dollars       Appreciation
Currency                (Sold)         Date     Bought (Sold)        (Depreciation)
-----------------------------------------------------------------------------------
Japanese Yen          (66,054)      05/02/2003     $     (548)         $     (4)
Japanese Yen          (54,265)      05/06/2003           (456)                1
Japanese Yen       (1,130,000)      08/08/2003         (9,548)               55
Japanese Yen          610,000       08/08/2003          5,257              (133)
Japanese Yen          (15,000)      09/26/2003           (126)               (1)
Japanese Yen         (215,000)      10/17/2003         (1,793)              (17)
Korean Won         (1,630,000)      05/09/2003         (1,374)               32
Korean Won         (1,975,000)      05/27/2003         (1,631)                6
Korean Won            525,000       05/27/2003            420                13
Mexican New Peso      (29,100)      08/08/2003         (2,599)             (227)
Mexican New Peso        2,600       08/08/2003            225                27
Swedish Krona             446       05/02/2003             54                 1
Swiss Franc               587       05/06/2003            433                --
Swiss Franc            (2,800)      10/17/2003         (2,017)              (55)
Swiss Franc             1,100       10/17/2003            815                (1)
                                                   ----------          --------
                                                   $  (26,704)         $   (556)
                                                   ==========          ========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $65,333.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $1,603.

DEFINITIONS:

ADR American Depositary Receipt

CVA Certificaaten van aandelen (share certificates)

RNC Saving Non-Convertible Shares

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Global 4

IDEX Janus Global

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $512,092)
     (including $65,333 of securities loaned)                       $ 479,141
  Cash                                                                 27,756
  Foreign cash (cost: $51)                                                 51
  Receivables:
     Investment securities sold                                         4,307
     Shares of beneficial interest sold                                    32
     Interest                                                               8
     Dividends                                                          2,084
  Forward foreign currency contracts                                      407
  Other                                                                   141
                                                                    ---------
                                                                      513,927
                                                                    ---------
Liabilities:
  Investment securities purchased                                       2,349
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                             1,643
     Management and advisory fees                                         352
     Distribution fees                                                    246
     Transfer agent fees and expenses                                     376
  Payable for securities on loan                                       68,827
  Forward foreign currency contracts                                      963
  Other                                                                   306
                                                                    ---------
                                                                       75,062
                                                                    ---------
Net Assets                                                          $ 438,865
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 917,827
  Accumulated net investment income (loss)                               (992)
  Accumulated net realized gain (loss) from investments
     and foreign currency transactions                               (444,529)
  Net unrealized appreciation (depreciation) of
     investments and on translation of assets and liabilities
     in foreign currencies                                            (33,441)
                                                                    ---------
Net Assets                                                          $ 438,865
                                                                    =========
Shares Outstanding:
  Class A                                                              10,567
  Class B                                                               9,187
  Class C                                                               1,206
  Class L                                                                  35
  Class M                                                               3,506
Net Asset Value Per Share:
  Class A                                                           $   18.45
  Class B                                                               17.49
  Class C                                                               17.49
  Class L                                                               17.49
  Class M                                                               17.54
Maximum Offering Price Per Share (1):
  Class A                                                           $   19.52
  Class M                                                               17.71

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $      36
  Dividends                                                             5,055
  Income from loaned securities-net                                       117
     Less withholding taxes on foreign dividends                         (444)
                                                                    ---------
                                                                        4,764
                                                                    ---------
Expenses:
  Management and advisory fees                                          2,338
  Transfer agent fees and expenses                                      1,119
  Custody fees                                                            203
  Administration fees                                                      16
  Registration fees                                                        45
  Trustees fees and expenses                                               23
  Professional fees                                                        46
  Other                                                                   228
  Distribution and service fees:
     Class A                                                              356
     Class B                                                              865
     Class C                                                              119
     Class L                                                               --
     Class M                                                              304
                                                                    ---------
  Total Expenses                                                        5,662
                                                                    ---------
Net Investment Income (Loss)                                             (898)
                                                                    ---------
Net Realized Gain (Loss) on:
  Net investment securities                                           (48,809)
  Net foreign currency transactions                                    (6,966)
                                                                    ---------
                                                                      (55,775)
                                                                    ---------
Net Unrealized Appreciation (Depreciation) on:
  Net investment securities                                            36,295
  Net translation of assets and liabilities
     denominated in foreign currency                                    1,744
                                                                    ---------
                                                                       38,039
                                                                    ---------
Net Gain (Loss) on Investments and Foreign
  Currency Transactions                                               (17,736)
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $ (18,634)
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Global 5

IDEX Janus Global

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (898)     $  (6,417)
  Net realized gain (loss) on investment
     securities and foreign currency
     transactions                                      (55,775)      (197,564)
  Net unrealized appreciation (depreciation)
     on investment securities and foreign
     currency translation                               38,039         60,154
                                                     ---------      ---------
                                                       (18,634)      (143,827)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            34,421         16,741
     Class B                                             3,064          8,893
     Class C                                               515          2,168
     Class L                                               592             --
     Class M                                               930          2,658
                                                     ---------      ---------
                                                        39,522         30,460
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                           (57,749)      (105,301)
     Class B                                           (28,261)       (82,205)
     Class C                                            (5,716)       (21,413)
     Class L                                                --             --
     Class M                                           (14,494)       (52,127)
                                                     ---------      ---------
                                                      (106,220)      (261,046)
                                                     ---------      ---------
                                                       (66,698)      (230,586)
                                                     ---------      ---------
Net increase (decrease) in net assets                  (85,332)      (374,413)
                                                     ---------      ---------
Net Assets:
  Beginning of period                                  524,197        898,610
                                                     ---------      ---------
  End of period                                      $ 438,865      $ 524,197
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (992)     $     (94)
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             1,896            744
     Class B                                               175            399
     Class C                                                30             97
     Class L                                                35             --
     Class M                                                53            118
                                                     ---------      ---------
                                                         2,189          1,358
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                            (3,171)        (4,726)
     Class B                                            (1,639)        (3,863)
     Class C                                              (330)          (977)
     Class L                                                --             --
     Class M                                              (832)        (2,391)
                                                     ---------      ---------
                                                        (5,972)       (11,957)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding           (3,783)       (10,599)
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Global 6

IDEX Janus Global

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   19.06     $     --         $  (0.61)      $  (0.61)
          10/31/2002          23.67        (0.08)           (4.53)         (4.61)
          10/31/2001          40.20        (0.07)          (13.99)        (14.06)
          10/31/2000          33.80           --             7.53           7.53
          10/31/1999          24.09          0.22            9.49           9.71
          10/31/1998          23.74          0.08            2.34           2.42
--------------------------------------------------------------------------------
Class B   04/30/2003          18.14        (0.06)           (0.59)         (0.65)
          10/31/2002          22.71        (0.22)           (4.35)         (4.57)
          10/31/2001          38.97        (0.27)          (13.52)        (13.79)
          10/31/2000          32.98        (0.41)            7.53           7.12
          10/31/1999          23.62        (0.13)            9.49           9.36
          10/31/1998          23.38        (0.03)            2.34           2.31
--------------------------------------------------------------------------------
Class C   04/30/2003          18.14        (0.06)           (0.59)         (0.65)
          10/31/2002          22.72        (0.22)           (4.36)         (4.58)
          10/31/2001          38.98        (0.27)          (13.52)        (13.79)
          10/31/2000          32.98        (0.40)            7.53           7.13
--------------------------------------------------------------------------------
Class L   04/30/2003          18.00        (0.04)           (0.47)         (0.51)
--------------------------------------------------------------------------------
Class M   04/30/2003          18.18        (0.06)           (0.58)         (0.64)
          10/31/2002          22.72        (0.20)           (4.34)         (4.54)
          10/31/2001          38.94        (0.24)          (13.51)        (13.75)
          10/31/2000          32.91        (0.37)            7.53           7.16
          10/31/1999          23.56        (0.14)            9.49           9.35
          10/31/1998          23.30        (0.01)            2.34           2.33
--------------------------------------------------------------------------------

             For a share of beneficial interest outstanding
                        throughout each period
          ----------------------------------------------------
                       Distributions
          ---------------------------------------
                                                    Net Asset
            From Net    From Net                     Value,
           Investment   Realized       Total           End
             Income       Gains    Distributions    of Period
          ------------ ---------- --------------- ------------
Class A       $  --     $     --     $     --      $   18.45
                 --           --           --          19.06
                 --        (2.47)       (2.47)         23.67
                 --        (1.13)       (1.13)         40.20
                 --           --           --          33.80
                 --        (2.07)       (2.07)         24.09
------------------------------------------------------------
Class B          --           --           --          17.49
                 --           --           --          18.14
                 --        (2.47)       (2.47)         22.71
                 --        (1.13)       (1.13)         38.97
                 --           --           --          32.98
                 --        (2.07)       (2.07)         23.62
------------------------------------------------------------
Class C          --           --           --          17.49
                 --           --           --          18.14
                 --        (2.47)       (2.47)         22.72
                 --        (1.13)       (1.13)         38.98
------------------------------------------------------------
Class L          --           --           --          17.49
------------------------------------------------------------
Class M          --           --           --          17.54
                 --           --           --          18.18
                 --        (2.47)       (2.47)         22.72
                 --        (1.13)       (1.13)         38.94
                 --           --           --          32.91
                 --        (2.07)       (2.07)         23.56
------------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003         (3.20)%      $ 194,946        2.07%        2.07%           (0.03)%         30.76%
          10/31/2002        (19.46)         225,722        1.88         1.88            (0.34)          72.26
          10/31/2001        (37.08)         374,626        1.63         1.63            (0.24)          78.87
          10/31/2000         22.26          749,671        1.64         1.64            (0.56)          52.51
          10/31/1999         40.31          487,787        1.73         1.73            (0.22)         145.40
          10/31/1998         11.30          296,450        1.82         1.82            (0.45)          87.68
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003         (3.64)         160,725        2.72         2.72            (0.68)          30.76
          10/31/2002        (20.09)         193,259        2.53         2.53            (0.99)          72.26
          10/31/2001        (37.58)         320,693        2.28         2.28            (0.89)          78.87
          10/31/2000         21.62          614,789        2.29         2.29            (1.21)          52.51
          10/31/1999         39.62          283,847        2.38         2.38            (0.87)         145.40
          10/31/1998         10.93          110,630        2.47         2.47            (1.10)          87.68
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003         (3.64)          21,098        2.72         2.72            (0.68)          30.76
          10/31/2002        (20.09)          27,332        2.53         2.53            (0.99)          72.26
          10/31/2001        (37.58)          54,221        2.28         2.28            (0.89)          78.87
          10/31/2000         21.62          116,071        2.29         2.29            (1.21)          52.51
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003         (2.83)             612        2.72         2.72            (0.68)          30.76
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003         (3.52)          61,484        2.62         2.62            (0.58)          30.76
          10/31/2002        (20.00)          77,884        2.43         2.43            (0.89)          72.26
          10/31/2001        (37.48)         149,070        2.18         2.18            (0.79)          78.87
          10/31/2000         21.72          306,667        2.19         2.19            (1.11)          52.51
          10/31/1999         39.73          155,147        2.28         2.28            (0.77)         145.40
          10/31/1998         11.08           63,552        2.37         2.37            (1.00)          87.68
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Global 7

IDEX Janus Global

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) The inception date for the Fund's offering of share Classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Global 8

IDEX Janus Global

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Janus Global ("the Fund"), part of IDEX Mutual Funds, began operations on October 1, 1992.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at the inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gains or losses from investments. Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Global 9

IDEX Janus Global

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received. Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      1.00% of the first $750 million of ANA
      0.90% of the next $250 million of ANA
      0.85% of ANA over $1 billion

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 128
     Retained by Underwriter         13
     Contingent Sales Charges       229

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $67 for deferred compensation to Trustees is included in Other liabilities.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Janus Global 10

IDEX Janus Global

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 139,015
  U.S. Government                                          776
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  204,028
  U.S. Government                                        3,035

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

      Capital Loss
      Carryforward        Available through
------------------------ ------------------
 $             176,064    October 31, 2009
               205,203    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  522,617
                                               ==========
Unrealized Appreciation                        $   20,465
Unrealized (Depreciation)                         (63,941)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $  (43,476)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                                Janus Global 11

 IDEX Janus Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (88.2%)
Amusement & Recreation Services (0.5%)
  Mandalay Resort Group (a) (b)                        232,160      $   6,134
Automotive (0.8%)
  Harley-Davidson, Inc. (b)                            216,785          9,634
Automotive Dealers & Service Stations (1.0%)
  Advance Auto Parts, Inc. (a)                         250,900         12,480
Business Services (8.0%)
  Clear Channel Communications, Inc. (a)             1,632,065         63,830
  eBay Inc. (a)                                        333,265         30,917
Chemicals & Allied Products (6.4%)
  Avon Products, Inc.                                  233,190         13,565
  Colgate-Palmolive Company                            608,630         34,795
  Lauder (Estee) Companies Inc.
    (The)-Class A                                      381,620         12,403
  Procter & Gamble Company (The)                       166,115         14,925
Commercial Banks (1.4%)
  Citigroup Inc.                                       437,245         17,162
Communication (12.2%)
  Liberty Media Corporation-Class A (a)              5,650,991         62,161
  Viacom, Inc.-Class B (a) (b)                       1,922,495         83,456
Computer & Data Processing Services (6.7%)
  Check Point Software
    Technologies, Ltd. (a) (b)                         730,670         11,493
  Electronic Arts Inc. (a)                             264,300         15,665
  Mercury Interactive Corporation (a) (b)              352,455         11,962
  VERITAS Software Corporation (a)                     522,260         11,495
  Yahoo! Inc. (a)                                    1,193,025         29,563
Computer & Office Equipment (2.1%)
  Cisco Systems, Inc. (a)                              742,647         11,169
  Lexmark International Group, Inc. (a) (b)            181,740         13,541
Electronic Components & Accessories (4.9%)
  Maxim Integrated Products                            989,220         38,866
  Xilinx, Inc. (a)                                     731,328         19,797
Food Stores (0.7%)
  Krispy Kreme Doughnuts, Inc. (a) (b)                 273,050          8,869
Hotels & Other Lodging Places (0.4%)
  Starwood Hotels & Resorts Worldwide, Inc.            194,765          5,227
Insurance (7.1%)
  AFLAC Incorporated                                   757,100         24,766
  UnitedHealth Group Incorporated                      255,960         23,582
  WellPoint Health Networks Inc. (a)                   478,920         36,369
Insurance Agents, Brokers & Service (1.6%)
  Marsh & McLennan Companies, Inc.                     399,835      $  19,064
Manufacturing Industries (2.1%)
  International Game Technology (a)                    285,885         24,673
Medical Instruments & Supplies (7.3%)
  Boston Scientific Corporation (a)                    312,065         13,434
  Medtronic, Inc.                                    1,543,420         73,683
Oil & Gas Extraction (3.4%)
  Anadarko Petroleum Corporation                       439,760         19,525
  Devon Energy Corporation                              79,835          3,772
  EOG Resources, Inc.                                  186,885          6,986
  Nabors Industries Ltd. (a)                           247,580          9,705
Personal Credit Institutions (1.1%)
  SLM Corporation                                      114,485         12,822
Personal Services (1.8%)
  Cendant Corporation (a)                            1,473,505         21,042
Pharmaceuticals (13.2%)
  Alcon, Inc. (a)                                      142,745          6,288
  Amgen Inc. (a)                                       918,340         56,303
  Forest Laboratories, Inc. (a)                        535,890         27,717
  Genentech, Inc. (a)                                  648,930         24,654
  Johnson & Johnson                                    207,455         11,692
  Novartis AG-ADR                                      360,595         14,236
  Teva Pharmaceutical Industries Ltd.-ADR (b)          336,025         15,692
Retail Trade (3.9%)
  Amazon.com, Inc. (a) (b)                             689,260         19,761
  Staples, Inc. (a)                                  1,096,975         20,886
  Tiffany & Co.                                        209,235          5,804
U.S. Government Agencies (1.6%)
  Fannie Mae                                           261,705         18,945
                                                                    ---------
Total Common Stocks (cost: $1,058,221)                              1,050,510
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (7.2%)
Bank Notes (0.4%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $   4,875      $   4,875
Euro Dollar Overnight (0.7%)
  Bank of Montreal
    1.34%, due 05/01/2003                                3,323          3,323
  BNP Paribas SA
    1.24%, due 05/06/2003                                1,560          1,560
  Royal Bank of Canada
    1.35%, due 05/01/2003                                3,900          3,900

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                   Janus Growth 1

 IDEX Janus Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
Euro Dollar Term (2.2%)
American Express Centurion Bank
  1.28%, due 05/30/2003                           $     7,800      $     7,800
Bank of Nova Scotia (The)
  1.25%, due 05/07/2003                                 1,950            1,950
Credit Agricole Indosuez
  1.27%, due 05/12/2003                                   585              585
  1.26%, due 06/24/2003                                 3,900            3,900
Danske Bank A/S
  1.25%, due 05/07/2003                                 4,875            4,875
Royal Bank of Scotland Group PLC (The)
  1.25%, due 05/06/2003                                 1,950            1,950
Toronto-Dominion Bank (The)
  1.25%, due 05/07/2003                                 4,875            4,875
Medium Term Notes (0.2%)
Parkland (USA) LLC
  1.31%, due 11/26/2003                                 2,925            2,925
Money Market Funds (2.9%)
Dreyfus Cash Management Plus Fund
  1-day yield of 1.24%                                 15,602           15,602
Merrimac Cash Series Fund-
Premium Class
  1-day yield of 1.23%                                 18,527           18,527
Promissory Notes (0.6%)
Goldman Sachs Group, Inc. (The)
  1.39%, due 05/05/2003                                 6,825            6,825
Repurchase Agreements (0.2%) (c)
Merrill Lynch & Co., Inc.
  1.42%, due 05/01/2003                                 1,950            1,950
                                                                   -----------
Total Security Lending Collateral (cost: $85,422)                       85,422
                                                                   -----------
Total Investment Securities (cost: $1,143,643)                     $ 1,135,932
                                                                   ===========
SUMMARY:
Investments, at market value                             95.4%     $ 1,135,932
Other assets in excess of liabilities                     4.6%          54,558
                                                  -----------      -----------
Net assets                                              100.0%     $ 1,190,490
                                                  ===========      ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $82,693.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $812.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Growth 2

IDEX Janus Growth

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $1,143,643)
     (including $82,693 of securities loaned)                       $  1,135,932
  Cash                                                                   147,286
  Receivables:
     Investment securities sold                                            6,979
     Shares of beneficial interest sold                                      614
     Interest                                                                 41
     Dividends                                                               424
  Other                                                                      419
                                                                    ------------
                                                                       1,291,695
                                                                    ------------
Liabilities:
  Investment securities purchased                                         12,030
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                1,075
     Management and advisory fees                                            814
     Distribution fees                                                       385
     Transfer agent fees and expenses                                        826
  Payable for securities on loan                                          85,422
  Other                                                                      653
                                                                    ------------
                                                                         101,205
                                                                    ------------
Net Assets                                                          $  1,190,490
                                                                    ============
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  2,196,179
  Accumulated net investment income (loss)                                (8,002)
  Accumulated net realized gain (loss) from investments                 (989,873)
  Net unrealized appreciation (depreciation) of
     investments                                                          (7,814)
                                                                    ------------
Net Assets                                                          $  1,190,490
                                                                    ============
Shares Outstanding:
  Class A                                                                 30,120
  Class B                                                                 13,561
  Class C                                                                  1,939
  Class L                                                                     13
  Class M                                                                  3,454
  Class T                                                                 20,909
Net Asset Value Per Share:
  Class A                                                           $      17.11
  Class B                                                                  16.04
  Class C                                                                  16.04
  Class L                                                                  16.04
  Class M                                                                  16.20
  Class T                                                                  17.71
Maximum Offering Price Per Share (1):
  Class A                                                           $      18.11
  Class M                                                                  16.37
  Class T                                                                  17.89

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $        273
  Dividends                                                                2,302
  Income from loaned securities-net                                          102
     Less withholding taxes on foreign dividends                             (41)
                                                                    ------------
                                                                           2,636
                                                                    ------------
Expenses:
  Management and advisory fees                                             4,928
  Transfer agent fees and expenses                                         2,336
  Custody fees                                                                70
  Administration fees                                                         13
  Registration fees                                                           59
  Trustees fees and expenses                                                  53
  Professional fees                                                           76
  Other                                                                      436
  Distribution and service fees:
     Class A                                                                 862
     Class B                                                               1,078
     Class C                                                                 153
     Class L                                                                  --
     Class M                                                                 258
                                                                    ------------
  Total Expenses                                                          10,322
                                                                    ------------
Net Investment Income (Loss)                                              (7,686)
                                                                    ------------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                      (95,739)
  Net unrealized appreciation (depreciation) on
     investment securities                                               189,687
                                                                    ------------
Net Gain (Loss) on Investments                                            93,948
                                                                    ------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $     86,262
                                                                    ============

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Growth 3

IDEX Janus Growth

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (7,686)   $   (20,281)
  Net realized gain (loss) on investment
     securities                                          (95,739)      (243,324)
  Net unrealized appreciation
     (depreciation) on investment
     securities                                          189,687        (49,886)
                                                     -----------    -----------
                                                          86,262       (313,491)
                                                     -----------    -----------
Distributions to Shareholders:
  From net investment income:
     Class A                                                  --             --
     Class B                                                  --             --
     Class C                                                  --             --
     Class L                                                  --             --
     Class M                                                  --             --
     Class T                                                  --             --
                                                     -----------    -----------
                                                              --             --
                                                     -----------    -----------
  From net realized gains:
     Class A                                                  --             --
     Class B                                                  --             --
     Class C                                                  --             --
     Class L                                                  --             --
     Class M                                                  --             --
     Class T                                                  --             --
                                                     -----------    -----------
                                                              --             --
                                                     -----------    -----------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                              40,853         72,760
     Class B                                               8,395         33,355
     Class C                                               2,337          8,945
     Class L                                                 200             --
     Class M                                               1,356          7,095
     Class T                                              10,563         27,028
                                                     -----------    -----------
                                                          63,704        149,183
                                                     -----------    -----------
  Dividends and distributions reinvested:
     Class A                                                  --             --
     Class B                                                  --             --
     Class C                                                  --             --
     Class L                                                  --             --
     Class M                                                  --             --
     Class T                                                  --             --
                                                     -----------    -----------
                                                              --             --
                                                     -----------    -----------
  Cost of shares redeemed:
     Class A                                             (68,366)      (206,576)
     Class B                                             (30,373)      (101,412)
     Class C                                              (5,562)       (22,310)
     Class L                                                  --             --
     Class M                                             (10,600)       (43,151)
     Class T                                             (36,303)      (110,925)
                                                     -----------    -----------
                                                        (151,204)      (484,374)
                                                     -----------    -----------
                                                         (87,500)      (335,191)
                                                     -----------    -----------
Net increase (decrease) in net assets                     (1,238)      (648,682)
                                                     -----------    -----------
Net Assets:
  Beginning of period                                  1,191,728      1,840,410
                                                     -----------    -----------
  End of period                                      $ 1,190,490    $ 1,191,728
                                                     ===========    ===========
Accumulated Net Investment Income (Loss)             $    (8,002)   $      (316)
                                                     ===========    ===========

Share Activity:
  Shares issued during the period:
     Class A                                               2,490          3,665
     Class B                                                 549          1,747
     Class C                                                 152            450
     Class L                                                  13             --
     Class M                                                  87            363
     Class T                                                 628          1,349
                                                     -----------    -----------
                                                           3,919          7,574
                                                     -----------    -----------
  Shares issued-reinvested from distributions:
     Class A                                                  --             --
     Class B                                                  --             --
     Class C                                                  --             --
     Class L                                                  --             --
     Class M                                                  --             --
     Class T                                                  --             --
                                                     -----------    -----------
                                                              --             --
                                                     -----------    -----------
  Shares redeemed during the period:
     Class A                                              (4,227)       (11,039)
     Class B                                              (2,009)        (5,779)
     Class C                                                (367)        (1,235)
     Class L                                                  --             --
     Class M                                                (693)        (2,361)
     Class T                                              (2,180)        (5,930)
                                                     -----------    -----------
                                                          (9,476)       (26,344)
                                                     -----------    -----------
Net increase (decrease) in shares
  outstanding                                             (5,557)       (18,770)
                                                     ===========    ===========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Growth 4

IDEX Janus Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   15.87    $   (0.10)       $    1.34      $    1.24
          10/31/2002          19.64        (0.22)           (3.55)         (3.77)
          10/31/2001          43.81        (0.24)          (20.80)        (21.04)
          10/31/2000          46.72         0.03             5.35           5.38
          10/31/1999          29.35         0.06            17.70          17.76
          10/31/1998          25.04        (0.02)            7.64           7.62
--------------------------------------------------------------------------------
Class B   04/30/2003          14.93        (0.15)            1.26           1.11
          10/31/2002          18.63        (0.34)           (3.36)         (3.70)
          10/31/2001          42.08        (0.41)          (19.91)        (20.32)
          10/31/2000          45.38        (0.36)            5.35           4.99
          10/31/1999          28.63        (0.56)           17.70          17.14
          10/31/1998          24.55        (0.25)            7.64           7.39
--------------------------------------------------------------------------------
Class C   04/30/2003          14.93        (0.15)            1.26           1.11
          10/31/2002          18.63        (0.34)           (3.36)         (3.70)
          10/31/2001          42.08        (0.42)          (19.90)        (20.32)
          10/31/2000          45.38        (0.36)            5.35           4.99
--------------------------------------------------------------------------------
Class L   04/30/2003          14.74        (0.10)            1.40           1.30
--------------------------------------------------------------------------------
Class M   04/30/2003          15.08        (0.14)            1.26           1.12
          10/31/2002          18.78        (0.32)           (3.38)         (3.70)
          10/31/2001          42.35        (0.39)          (20.05)        (20.44)
          10/31/2000          45.58        (0.29)            5.35           5.06
          10/31/1999          28.74        (0.47)           17.70          17.23
          10/31/1998          24.62        (0.21)            7.64           7.43
--------------------------------------------------------------------------------
Class T   04/30/2003          16.40        (0.08)            1.39           1.31
          10/31/2002          20.20        (0.16)           (3.64)         (3.80)
          10/31/2001          44.76        (0.14)          (21.29)        (21.43)
          10/31/2000          47.45         0.25             5.35           5.60
          10/31/1999          29.74         0.40            17.70          18.10
          10/31/1998          25.31         0.13             7.64           7.77
--------------------------------------------------------------------------------

             For a share of beneficial interest outstanding
                        throughout each period
          ----------------------------------------------------
                       Distributions
          ---------------------------------------
                                                    Net Asset
            From Net    From Net                     Value,
           Investment   Realized       Total           End
             Income       Gains    Distributions    of Period
          ------------ ---------- --------------- ------------
Class A     $     --    $     --     $     --      $   17.11
                  --          --           --          15.87
                  --       (3.13)       (3.13)         19.64
                  --       (8.29)       (8.29)         43.81
                  --       (0.39)       (0.39)         46.72
                  --       (3.31)       (3.31)         29.35
------------------------------------------------------------
Class B           --          --           --          16.04
                  --          --           --          14.93
                  --       (3.13)       (3.13)         18.63
                  --       (8.29)       (8.29)         42.08
                  --       (0.39)       (0.39)         45.38
                  --       (3.31)       (3.31)         28.63
------------------------------------------------------------
Class C           --          --           --          16.04
                  --          --           --          14.93
                  --       (3.13)       (3.13)         18.63
                  --       (8.29)       (8.29)         42.08
------------------------------------------------------------
Class L           --          --           --          16.04
------------------------------------------------------------
Class M           --          --           --          16.20
                  --          --           --          15.08
                  --       (3.13)       (3.13)         18.78
                  --       (8.29)       (8.29)         42.35
                  --       (0.39)       (0.39)         45.58
                  --       (3.31)       (3.31)         28.74
------------------------------------------------------------
Class T           --          --           --          17.71
                  --          --           --          16.40
                  --       (3.13)       (3.13)         20.20
                  --       (8.29)       (8.29)         44.76
                  --       (0.39)       (0.39)         47.45
               (0.03)      (3.31)       (3.34)         29.74
------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Growth 5

IDEX Janus Growth

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (continued)

(unaudited)

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          7.81%      $  515,397        1.73%        1.76%           (1.27)%         32.53%
          10/31/2002        (19.21)         505,704        1.66         1.69            (1.10)          62.26
          10/31/2001        (51.31)         770,590        1.49         1.49            (0.83)          64.22
          10/31/2000         10.82        1,727,573        1.39         1.42            (0.61)          40.71
          10/31/1999         61.00        1,467,595        1.40         1.43            (0.60)          70.97
          10/31/1998         35.21          817,749        1.51         1.51            (0.55)          27.19
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          7.43          217,523        2.38         2.41            (1.92)          32.53
          10/31/2002        (19.86)         224,348        2.31         2.35            (1.75)          62.26
          10/31/2001        (51.74)         354,949        2.14         2.14            (1.48)          64.22
          10/31/2000         10.11          775,252        2.04         2.07            (1.26)          40.71
          10/31/1999         60.36          327,926        2.05         2.08            (1.25)          70.97
          10/31/1998         34.96           40,809        2.16         2.16            (1.20)          27.19
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          7.43           31,099        2.38         2.41            (1.92)          32.53
          10/31/2002        (19.86)          32,168        2.31         2.35            (1.75)          62.26
          10/31/2001        (51.74)          54,760        2.14         2.14            (1.48)          64.22
          10/31/2000         10.11          121,633        2.04         2.07            (1.26)          40.71
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          8.82              205        2.38         2.41            (1.92)          32.53
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          7.43           55,969        2.28         2.31            (1.82)          32.53
          10/31/2002        (19.72)          61,207        2.21         2.25            (1.65)          62.26
          10/31/2001        (51.68)         113,794        2.04         2.04            (1.38)          64.22
          10/31/2000         10.22          287,530        1.94         1.97            (1.16)          40.71
          10/31/1999         60.45          141,586        1.95         1.98            (1.15)          70.97
          10/31/1998         35.00           58,265        2.06         2.06            (1.10)          27.19
-------------------------------------------------------------------------------------------------------------
Class T   04/30/2003          7.99          370,297        1.38         1.41            (0.92)          32.53
          10/31/2002        (18.82)         368,301        1.31         1.34            (0.75)          62.26
          10/31/2001        (51.07)         546,317        1.14         1.14            (0.48)          64.22
          10/31/2000         11.20        1,232,295        1.04         1.07            (0.26)          40.71
          10/31/1999         61.34        1,166,965        1.05         1.08            (0.25)          70.97
          10/31/1998         35.53          755,770        1.16         1.16            (0.20)          27.19
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Growth 6

IDEX Janus Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less fee waivers and reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account fee waivers and reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Growth 7

IDEX Janus Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Janus Growth ("the Fund"), part of IDEX Mutual Funds, began operations on May 8, 1986.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers six classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Class T shares are not available to new investors. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Growth 8

IDEX Janus Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      1.00% of the first $250 million of ANA
      0.90% of the next $500 million of ANA
      0.80% of the next $750 million of ANA
      0.70% of ANA over $1.5 billion

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.50% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund, excluding Class T. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 513
     Retained by Underwriter         62
     Contingent Sales Charges       362

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $224 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 337,895
  U.S. Government                                           --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  413,039
  U.S. Government                                        2,954

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

      Capital Loss
      Carryforward        Available through
------------------------ ------------------
 $             633,224    October 31, 2009
               259,422    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $1,146,426
                                               ==========
Unrealized Appreciation                        $   96,923
Unrealized (Depreciation)                        (107,417)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $  (10,494)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                                 Janus Growth 9

IDEX Janus Growth & Income

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (4.5%)
  U.S. Treasury Note
    3.00%, due 01/31/2004                            $     830      $     842
    2.88%, due 06/30/2004                                  520            530
    2.25%, due 07/31/2004                                  550            557
    3.50%, due 11/15/2006 (b)                              550            573
                                                                    ---------
Total U.S. Government Obligations (cost: $2,480)                        2,502
                                                                    ---------
CORPORATE DEBT SECURITIES (2.1%)
Amusement & Recreation Services (0.1%)
  Six Flags, Inc.
    9.50%, due 02/01/2009                                   15             15
    8.88%, due 02/01/2010                                   50             50
Communication (0.5%)
  Cox Communications, Inc.
    7.13%, due 10/01/2012                                  240            280
Electric, Gas & Sanitary Services (0.1%)
  CMS Energy Corporation
    7.63%, due 11/15/2004                                   60             60
Environmental Services (0.6%)
  Allied Waste North America, Inc.
    7.88%, due 04/15/2013                                   30             31
  USA Waste Services, Inc.
    7.00%, due 10/01/2004                                  130            138
  Waste Management, Inc.
    6.38%, due 12/01/2003                                  105            107
    7.00%, due 05/15/2005                                   27             29
Gas Production & Distribution (0.1%)
  El Paso Corporation-144A
    7.88%, due 06/15/2012                                   45             40
Railroads (0.2%)
  Canadian National Railway Company
    6.63%, due 04/15/2008                                  115            131
Variety Stores (0.5%)
  Wal-Mart Stores, Inc.
    4.38%, due 08/01/2003                                  275            277
                                                                    ---------
Total Corporate Debt Securities (cost: $1,087)                          1,158
                                                                    ---------
CONVERTIBLE BONDS (0.1%)
Business Services (0.1%)
  Lamar Advertising Company
    5.25%, due 09/15/2006                                   30             30
Oil & Gas Extraction (0.0%)
  Devon Energy Corporation
    Zero Coupon, due 06/27/2020                              7              4
                                                                    ---------
Total Convertible Bonds (cost: $35)                                        34
                                                                    ---------
CONVERTIBLE PREFERRED STOCKS (0.7%)
Commercial Banks (0.1%)
  State Street Corporation                                 400             76
Electric Services (0.5%)
  CenterPoint Energy, Inc.                               7,790            216
Environmental Services (0.1%)
  Allied Waste Industries, Inc.                          1,340             69
                                                                    ---------
Total Convertible Preferred Stocks (cost: 458)                            361
                                                                    ---------
PREFERRED STOCKS (1.4%)
Automotive (1.4%)
  General Motors Corporation                            10,120            242
  Porsche AG                                             1,504            547
                                                                    ---------
Total Preferred Stocks (cost: 877)                                        789
                                                                    ---------
COMMON STOCKS (82.1%)
Aerospace (1.1%)
  Lockheed Martin Corporation                           11,740            588
Air Transportation (0.4%)
  Southwest Airlines Co.                                14,305            228
Amusement & Recreation Services (0.8%)
  Disney (Walt) Company (The)                           22,470            419
Automotive (0.9%)
  Harley-Davidson, Inc.                                  3,870            172
  Honeywell International Inc.                          14,125            333
Automotive Dealers & Service Stations (0.0%)
  AutoZone, Inc. (a)                                       205             17
Beverages (3.1%)
  Anheuser-Busch Companies, Inc.                        22,360          1,116
  PepsiCo, Inc.                                         13,444            582
Business Credit Institutions (1.1%)
  CIT Group, Inc. (The)                                 29,310            597
Business Services (2.7%)
  Accenture Ltd (a)                                     14,185            227
  Clear Channel Communications, Inc. (a)                18,825            736
  Lamar Advertising Company (a)                          7,865            283
  Valassis Communications, Inc. (a) (b)                  9,055            241
Chemicals & Allied Products (4.8%)
  Colgate-Palmolive Company                              7,085            405
  du Pont (E.I.) de Nemours and Company                 24,175          1,028
  International Flavors & Fragrances Inc.                1,415             45
  Procter & Gamble Company (The)                        11,960          1,075
  Reckitt Benckiser PLC                                  5,951            105

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Janus Growth & Income 1

IDEX Janus Growth & Income

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Commercial Banks (7.9%)
  Bank of America Corporation                           11,420      $     846
  Citigroup Inc.                                        59,980          2,355
  Morgan Chase & Co. (J.P.)                              9,710            285
  Northern Trust Corporation                             1,965             69
  U.S. Bancorp                                          37,432            829
Communication (9.4%)
  Comcast Corporation-Special Class A (a) (b)           45,450          1,366
  Cox Communications, Inc.-Class A (a) (b)              25,760            853
  Liberty Media Corporation-Class A (a)                135,340          1,489
  Viacom, Inc.-Class B (a)                              35,119          1,525
Communications Equipment (0.7%)
  Nokia Oyj-ADR                                         24,540            407
Computer & Data Processing Services (5.1%)
  Automatic Data Processing, Inc.                        8,955            301
  Ceridian Corporation (a)                              21,240            296
  Electronic Arts Inc. (a)                               4,730            280
  Microsoft Corporation                                 74,615          1,908
Computer & Office Equipment (3.6%)
  Apple Computer, Inc. (a)                              21,005            298
  Cisco Systems, Inc. (a)                               11,155            168
  Dell Computer Corporation (a)                          8,895            257
  International Business Machines
    Corporation                                          9,575            813
  Lexmark International Group, Inc. (a)                  5,815            433
Electric Services (1.3%)
  EnCana Corporation (b)                                21,683            713
Electronic & Other Electric Equipment (2.2%)
  General Electric Company                              41,425          1,220
Electronic Components & Accessories (2.5%)
  Linear Technology Corporation                         11,820            407
  Maxim Integrated Products                             24,360            957
Environmental Services (0.9%)
  Waste Management, Inc.                                23,025            500
Fabricated Metal Products (0.3%)
  Stanley Works (The)                                    7,405            178
Gas Production & Distribution (0.7%)
  Kinder Morgan, Inc.                                    8,005            376
Hotels & Other Lodging Places (2.4%)
  Fairmont Hotels & Resorts Inc.                        20,117            461
  Four Seasons Hotels Inc. (b)                           4,110            124
  Park Place Entertainment Corporation (a)              31,990            238
  Starwood Hotels & Resorts
    Worldwide, Inc.                                     18,045            484
Insurance (5.5%)
  AFLAC Incorporated                                    10,755            352
  American International Group, Inc.                     5,846            339
  Berkshire Hathaway Inc.-Class B (a)                      477          1,112
  MGIC Investment Corporation                            7,150            325
  Travelers Property Casualty Corp.-Class B             20,786            338
  UnitedHealth Group Incorporated                        5,920            545
Insurance Agents, Brokers & Service (2.5%)
  Marsh & McLennan Companies, Inc.                      28,810          1,374
Life Insurance (0.8%)
  John Hancock Financial Services, Inc.                 15,430            448
Management Services (0.8%)
  Paychex, Inc.                                         14,895            464
Manufacturing Industries (1.2%)
  Mattel, Inc.                                          29,255            636
Medical Instruments & Supplies (1.4%)
  Medtronic, Inc.                                       15,955            762
Motion Pictures (0.4%)
  AOL Time Warner Inc. (a)                              16,140            221
Oil & Gas Extraction (0.8%)
  ConocoPhillips                                         8,918            449
Paper & Allied Products (1.1%)
  3M Company                                             4,615            582
Petroleum Refining (3.1%)
  Exxon Mobil Corporation                               48,040          1,691
Pharmaceuticals (3.9%)
  Abbott Laboratories                                    8,490            345
  Johnson & Johnson                                        850             48
  Merck & Co., Inc.                                      9,175            534
  Pfizer Inc.                                           40,190          1,236
Primary Metal Industries (0.3%)
  Nucor Corporation                                      4,390            179
Printing & Publishing (1.2%)
  Gannett Co., Inc.                                      8,960            678
Radio & Television Broadcasting (1.2%)
  USA Interactive (a) (b)                               21,710            650
Railroads (0.6%)
  Canadian National Railway Company (b)                  6,520            317
Security & Commodity Brokers (1.0%)
  Goldman Sachs Group, Inc. (The)                        7,070            537
Telecommunications (0.4%)
  SBC Communications Inc.                                8,410            196

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Janus Growth & Income 2

IDEX Janus Growth & Income

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Transportation & Public Utilities (0.4%)
  C.H. Robinson Worldwide, Inc.                          6,330      $     233
Transportation Equipment (0.4%)
  General Dynamics Corporation                           3,405            211
U.S. Government Agencies (2.5%)
  Fannie Mae                                            19,370          1,402
Variety Stores (0.7%)
  Wal-Mart Stores, Inc.                                  7,175            404
                                                                    ---------
Total Common Stocks (cost: $44,707)                                    45,241
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (8.2%)
Bank Notes (0.5%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     257      $     257
Euro Dollar Overnight (0.8%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  175            175
  BNP Paribas SA
    1.24%, due 05/06/2003                                   82             82
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  206            206
Euro Dollar Term (2.5%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  411            411
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  103            103
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   31             31
    1.26%, due 06/24/2003                                  206            206
  Danske Bank A/S
    1.25%, due 05/07/2003                                  257            257
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  103            103
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  257            257
Medium Term Notes (0.3%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  154            154
Money Market Funds (3.2%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                   822            821
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                   976            975
Promissory Notes (0.7%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  360            360
Repurchase Agreements (0.2%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                                  103            103
                                                                    ---------
Total Security Lending Collateral (cost: $4,501)                        4,501
                                                                    ---------
Total Investment Securities (cost: $54,145)                         $  54,586
                                                                    =========
SUMMARY:
  Investments, at market value                            99.1%     $  54,586
  Other assets in excess of liabilities                    0.9%           520
                                                     ---------      ---------
  Net assets                                             100.0%     $  55,106
                                                     =========      =========

                FORWARD FOREIGN CURRENCY CONTRACTS:
                                       Amount in     Net Unrealized
               Bought   Settlement    U.S. Dollars    Appreciation
Currency       (Sold)      Date      Bought (Sold)   (Depreciation)
------------- -------- ------------ --------------- ---------------
Euro Dollar      225   08/08/03         $  239           $ 11
Euro Dollar     (320)  08/08/03           (345)           (11)
Euro Dollar     (100)  09/26/03           (106)            (5)
                                        ------           ----
                                        $ (212)          $ (5)
                                        ======           ====

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $4,345.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $105.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Growth & Income 3

IDEX Janus Growth & Income

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $54,145)
     (including $4,345 of securities loaned)                        $  54,586
  Cash                                                                  4,833
  Receivables:
     Investment securities sold                                            54
     Shares of beneficial interest sold                                   175
     Interest                                                              40
     Dividends                                                             40
  Unrealized appreciation on forward foreign currency
     contracts                                                             11
  Other                                                                     5
                                                                    ---------
                                                                       59,744
                                                                    ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                 8
     Management and advisory fees                                          39
     Distribution fees                                                     28
     Transfer agent fees and expenses                                      24
  Payable for securities on loan                                        4,501
  Unrealized depreciation on forward foreign currency
     contracts                                                             16
  Other                                                                    22
                                                                    ---------
                                                                        4,638
                                                                    ---------
Net Assets                                                          $  55,106
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized           61,255
  Accumulated net investment income (loss)                               (171)
  Accumulated net realized gain (loss) from investments
     and foreign currency transactions                                 (6,414)
  Net unrealized appreciation (depreciation) of
     investments and on translation of assets and liabilities
     in foreign currencies                                                436
                                                                    ---------
Net Assets                                                          $  55,106
                                                                    =========
Shares Outstanding:
  Class A                                                               4,089
  Class B                                                               2,447
  Class C                                                                 429
  Class L                                                                 101
  Class M                                                                 279
Net Asset Value Per Share:
  Class A                                                           $    7.56
  Class B                                                                7.43
  Class C                                                                7.43
  Class L                                                                7.43
  Class M                                                                7.45
Maximum Offering Price Per Share (1):
  Class A                                                           $    8.00
  Class M                                                                7.52

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $      68
  Dividends                                                               294
  Income from loaned securities-net                                         3
     Less withholding taxes on foreign dividends                           (5)
                                                                    ---------
                                                                          360
                                                                    ---------
Expenses:
  Management and advisory fees                                            235
  Transfer agent fees and expenses                                         66
  Custody fees                                                             13
  Administration fees                                                      12
  Registration fees                                                        43
  Trustees fees and expenses                                                2
  Professional fees                                                        10
  Other                                                                    13
  Distribution and service fees:
     Class A                                                               43
     Class B                                                               82
     Class C                                                               16
     Class L                                                                1
     Class M                                                               10
                                                                    ---------
  Total Expenses                                                          546
  Less reimbursements by the investment adviser                           (16)
                                                                    ---------
  Net Expenses                                                            530
                                                                    ---------
Net Investment Income (Loss)                                             (170)
                                                                    ---------
Net Realized Gain (Loss) on:
  Investment securities                                                (1,196)
  Foreign currency transactions                                           (24)
                                                                    ---------
                                                                       (1,220)
                                                                    ---------
Net Unrealized Appreciation (Depreciation) on:
  Investment securities                                                 3,479
  Translation of assets and liabilities denominated in
     foreign currency                                                      (5)
                                                                    ---------
                                                                        3,474
                                                                    ---------
Net Gain (Loss) on Investments and Foreign
  Currency Transactions                                                 2,254
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   2,084
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Growth & Income 4

IDEX Janus Growth & Income

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (170)     $    (276)
  Net realized gain (loss) on investment
     securities and foreign currency
     transactions                                       (1,220)        (4,380)
  Net unrealized appreciation (depreciation)
     on investment securities and foreign
     currency translations                               3,474         (1,190)
                                                     ---------      ---------
                                                         2,084         (5,846)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            13,099         17,574
     Class B                                             3,787         11,751
     Class C                                               555          3,030
     Class L                                               896             --
     Class M                                               840          1,169
                                                     ---------      ---------
                                                        19,177         33,524
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (1,213)        (1,938)
     Class B                                            (2,105)        (4,711)
     Class C                                              (903)        (1,382)
     Class L                                              (170)            --
     Class M                                              (691)          (652)
                                                     ---------      ---------
                                                        (5,082)        (8,683)
                                                     ---------      ---------
                                                        14,095         24,841
                                                     ---------      ---------
Net increase (decrease) in net assets                   16,179         18,995
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   38,927         19,932
                                                     ---------      ---------
  End of period                                      $  55,106      $  38,927
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (171)     $      (1)
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             1,813          2,228
     Class B                                               528          1,408
     Class C                                                78            362
     Class L                                               126             --
     Class M                                               116            139
                                                     ---------      ---------
                                                         2,661          4,137
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (168)          (244)
     Class B                                              (297)          (610)
     Class C                                              (129)          (177)
     Class L                                               (25)            --
     Class M                                               (97)           (81)
                                                     ---------      ---------
                                                          (716)        (1,112)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            1,945          3,025
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Growth & Income 5

IDEX Janus Growth & Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  7.26     $   (0.02)        $   0.32       $   0.30
          10/31/2002          8.44         (0.03)           (1.15)         (1.18)
          10/31/2001         10.00           0.03           (1.59)         (1.56)
--------------------------------------------------------------------------------
Class B   04/30/2003          7.16         (0.04)            0.31           0.27
          10/31/2002          8.38         (0.09)           (1.13)         (1.22)
          10/31/2001         10.00         (0.03)           (1.59)         (1.62)
--------------------------------------------------------------------------------
Class C   04/30/2003          7.16         (0.04)            0.31           0.27
          10/31/2002          8.38         (0.10)           (1.12)         (1.22)
          10/31/2001         10.00         (0.03)           (1.59)         (1.62)
--------------------------------------------------------------------------------
Class L   04/30/2003          7.11         (0.03)            0.35           0.32
--------------------------------------------------------------------------------
Class M   04/30/2003          7.17         (0.04)            0.32           0.28
          10/31/2002          8.39         (0.09)           (1.13)         (1.22)
          10/31/2001         10.00         (0.03)           (1.58)         (1.61)
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --       $  --        $  --       $   7.56
                 --          --           --           7.26
                 --          --           --           8.44
-----------------------------------------------------------
Class B          --          --           --           7.43
                 --          --           --           7.16
                 --          --           --           8.38
-----------------------------------------------------------
Class C          --          --           --           7.43
                 --          --           --           7.16
                 --          --           --           8.38
-----------------------------------------------------------
Class L          --          --           --           7.43
-----------------------------------------------------------
Class M          --          --           --           7.45
                 --          --           --           7.17
                 --          --           --           8.39
-----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          4.13%        $ 30,914        1.95%        2.02%           (0.42)%          9.25%
          10/31/2002        (13.94)          17,754        1.93         2.28            (0.41)          52.81
          10/31/2001        (15.64)           3,881        1.75         3.26             0.34           44.00
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          3.77           18,176        2.60         2.67            (1.07)           9.25
          10/31/2002        (14.56)          15,868        2.58         2.93            (1.06)          52.81
          10/31/2001        (16.20)          11,884        2.40         3.91            (0.31)          44.00
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          3.77            3,184        2.60         2.67            (1.07)           9.25
          10/31/2002        (14.56)           3,441        2.58         2.93            (1.06)          52.81
          10/31/2001        (16.20)           2,469        2.40         3.91            (0.31)          44.00
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          4.50              753        2.60         2.67            (1.07)           9.25
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          3.91            2,079        2.50         2.57            (0.97)           9.25
          10/31/2002        (14.53)           1,864        2.48         2.83            (0.96)          52.81
          10/31/2001        (16.11)           1,698        2.30         3.81            (0.21)          44.00
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Growth & Income 6

IDEX Janus Growth & Income

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Janus Growth & Income ("the Fund") commenced operations on December 15, 2000. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Growth & Income 7

IDEX Janus Growth & Income

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Janus Growth & Income ("the Fund"), part of IDEX Mutual Funds, began operations on December 15, 2000.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gains or losses from investments. Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Growth & Income 8

IDEX Janus Growth & Income

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received. Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      1.00% of the first $100 million of ANA
      0.95% of the next $400 million of ANA
      0.85% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.60% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions are as follows:

     Received by Underwriter      $ 28
     Retained by Underwriter         3
     Contingent Sales Charges       34

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Growth & Income 9

IDEX Janus Growth & Income

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 19,463
  U.S. Government                                       1,163
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                   3,215
  U.S. Government                                         563

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
   $    658     October 31, 2009
      3,893     October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   54,803
                                               ==========
Unrealized Appreciation                        $    1,840
Unrealized (Depreciation)                          (2,058)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $     (218)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                            Janus Growth & Income 10

IDEX Jennison Equity Opportunity

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
PREFERRED STOCKS (2.1%)
Motion Pictures (2.1%)
  News Corporation Limited (The)-ADR                    56,400      $   1,323
                                                                    ---------
Total Preferred Stocks (cost: $1,204)                                   1,323
                                                                    ---------
COMMON STOCKS (92.4%)
Aerospace (3.4%)
  Lockheed Martin Corporation                           16,600            831
  Northrop Grumman Corporation                          15,400          1,354
Apparel Products (2.0%)
  Polo Ralph Lauren Corporation (a)(b)                  56,000          1,312
Automotive (3.0%)
  General Motors Corporation-Class H (a)                87,200          1,029
  Navistar International Corporation (a)(b)             32,300            901
Business Services (2.3%)
  DoubleClick Inc. (a)                                  55,200            475
  Manpower Inc. (b)                                     26,600            875
  Robert Half International Inc. (a)                     9,200            150
Chemicals & Allied Products (2.4%)
  Aventis SA-ADR (b)                                     6,100            307
  Monsanto Company                                      31,700            552
  Olin Corporation (b)                                  36,800            667
Commercial Banks (3.0%)
  Bank of New York Company, Inc. (The)                  49,500          1,308
  Southwest Bancorporation of Texas,
    Inc. (a)                                            17,700            601
Communication (0.8%)
  Echostar Communications
    Corporation-Class A (a)(b)                          17,400            521
Computer & Data Processing Services (9.1%)
  Autodesk, Inc.                                        41,400            644
  Ceridian Corporation (a)                              96,400          1,345
  Edwards (J.D.) & Company (a)(b)                       82,400            987
  Network Associates, Inc. (a)(b)                       80,100            916
  Parametric Technology Corporation (a)                142,400            470
  Sybase, Inc. (a)                                      74,100            948
  Synopsys, Inc. (a)                                    12,000            584
Computer & Office Equipment (3.4%)
  Diebold, Incorporated                                  5,600            224
  Hewlett-Packard Company                               85,129          1,388
  Symbol Technologies, Inc.                             50,000            547
Department Stores (1.0%)
  Federated Department Stores, Inc. (a)                 21,100            646
Electronic Components & Accessories (3.2%)
  Agere Systems Inc.-Class B (a)                       414,300            708
  Solectron Corporation (a)                            224,100            715
  Vishay Intertechnology, Inc. (a)                      48,200            603
Finance (1.7%)
  iShares NASDAQ Biotechnology Index
    Fund (a)(b)                                         18,500          1,060
Food & Kindred Products (0.9%)
  ConAgra Foods, Inc.                                   26,800            563
Health Services (1.3%)
  Health Management Associates, Inc.-
    Class A                                             47,000            802
Industrial Machinery & Equipment (1.5%)
  FMC Technologies, Inc. (a)                            49,870            939
Insurance (7.0%)
  ACE Limited                                           26,200            867
  Allstate Corporation (The)                            17,300            654
  CIGNA Corporation                                      9,600            502
  Everest Re Group, Ltd.                                 8,900            620
  XL Capital Ltd.-Class A                               22,500          1,852
Insurance Agents, Brokers & Service (4.0%)
  Hartford Financial Services Group,
    Inc. (The)                                          36,400          1,484
  Willis Group Holdings Limited                         34,300          1,070
Management Services (1.4%)
  BearingPoint, Inc. (a)                               107,800            881
Medical Instruments & Supplies (1.7%)
  Apogent Technologies, Inc. (a)                        62,400          1,072
Metal Mining (1.3%)
  Placer Dome, Inc.                                     84,200            833
Mining (1.7%)
  Arch Coal, Inc.                                       61,700          1,116
Oil & Gas Extraction (9.8%)
  Rowan Companies, Inc.                                 44,300            908
  Schlumberger Limited                                  30,200          1,265
  Spinnaker Exploration Company (a)(b)                  44,900            961
  Total Fina Elf SA-ADR                                 10,000            657
  Transocean Inc.                                       51,600            983
  Weatherford International Ltd. (a)(b)                 38,200          1,537
Paper & Allied Products (4.5%)
  Avery Dennison Corporation                             9,300            493
  Kimberly-Clark Corporation                            19,700            980
  MeadWestvaco Corporation                              22,600            533
  Temple-Inland Inc. (b)                                19,400            879

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Jennison Equity Opportunity 1

IDEX Jennison Equity Opportunity

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Paper & Paper Products (2.4%)
  Boise Cascade Corporation                             66,600      $   1,530
Pharmaceuticals (6.7%)
  Abbott Laboratories                                   33,000          1,341
  Cambrex Corporation                                   42,300            736
  Pfizer Inc.                                           32,900          1,012
  Sepracor Inc. (a)                                     30,500            584
  Wyeth                                                 14,200            618
Printing & Publishing (4.0%)
  Knight-Ridder, Inc. (b)                               13,000            839
  New York Times Company (The)-
    Class A                                             14,700            682
  Pearson PLC-ADR (b)                                   68,700            583
  Scholastic Corporation (a)                            16,700            474
Railroads (1.8%)
  CSX Corporation                                       36,200          1,157
Retail Trade (0.9%)
  Toys "R" Us, Inc. (a)                                 56,000            574
Security & Commodity Brokers (3.9%)
  A.G. Edwards, Inc.                                    36,500          1,089
  Merrill Lynch & Co., Inc.                             34,700          1,424
Wholesale Trade Durable Goods (2.3%)
  Fisher Scientific International Inc. (a)              33,000            951
  Tech Data Corporation (a)                             20,700            497
                                                                    ---------
Total Common Stocks (cost: $62,597)                                    59,210
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (17.4%)
Bank Notes (1.0%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     635      $     635
Euro Dollar Overnight (1.8%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  433            433
  BNP Paribas SA
    1.24%, due 05/06/2003                                  203            203
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  508            508
Euro Dollar Term (5.3%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                1,017          1,017
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  254            254
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   76             76
    1.26%, due 06/24/2003                                  508            508
  Danske Bank A/S
    1.25%, due 05/07/2003                                  635            635
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  254            254
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  635            635
Medium Term Notes (0.6%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  381            381
Money Market Funds (6.9%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 2,034          2,034
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 2,416          2,416
Promissory Notes (1.4%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  890            890
Repurchase Agreements (0.4%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                                  254            254
                                                                    ---------
Total Security Lending Collateral (cost: $11,133)                      11,133
                                                                    ---------
Total Investment Securities (cost: $74,934)                         $  71,666
                                                                    =========
SUMMARY:
  Investments, at market value                           111.9 %    $  71,666
  Liabilities in excess of other assets                  (11.9)%       (7,626)
                                                     ---------      ---------
  Net assets                                             100.0 %    $  64,040
                                                     =========      =========


NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $10,647.

(c) Cash collateral for Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $259.

DEFINITIONS:
ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Jennison Equity Opportunity 2

IDEX Jennison Equity Opportunity

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $74,934)
     (including $10,647 of securities loaned)                       $  71,666
  Cash                                                                  3,541
  Receivables:
     Investment securities sold                                         1,014
     Shares of beneficial interest sold                                    82
     Interest                                                               1
     Dividends                                                             63
  Other                                                                    10
                                                                    ---------
                                                                       76,377
                                                                    ---------
Liabilities:
  Investment securities purchased                                         899
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                               143
     Management and advisory fees                                          21
     Distribution fees                                                     42
     Transfer agent fees and expenses                                      58
  Payable for securities on loan                                       11,133
  Other                                                                    41
                                                                    ---------
                                                                       12,337
                                                                    ---------
Net Assets                                                          $  64,040
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  85,895
  Accumulated net investment income (loss)                               (347)
  Accumulated net realized gain (loss) from investments               (18,240)
  Net unrealized appreciation (depreciation) of
     investments                                                       (3,268)
                                                                    ---------
Net Assets                                                          $  64,040
                                                                    =========
Shares Outstanding:
  Class A                                                               2,350
  Class B                                                               4,897
  Class C                                                               1,038
  Class L                                                                  44
  Class M                                                               1,045
Net Asset Value Per Share:
  Class A                                                           $    7.06
  Class B                                                                6.75
  Class C                                                                6.75
  Class L                                                                6.75
  Class M                                                                6.79
Maximum Offering Price Per Share (1):
  Class A                                                           $    7.47
  Class M                                                                6.86

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       7
  Dividends                                                               414
  Income from loaned securities-net                                         9
     Less withholding taxes on foreign dividends                           (4)
                                                                    ---------
                                                                          426
                                                                    ---------
Expenses:
  Management and advisory fees                                            278
  Transfer agent fees and expenses                                        153
  Custody fees                                                             14
  Administration fees                                                      13
  Registration fees                                                        43
  Trustees fees and expenses                                                3
  Professional fees                                                        14
  Other                                                                    27
  Distribution and service fees:
     Class A                                                               32
     Class B                                                              176
     Class C                                                               41
     Class L                                                                1
     Class M                                                               35
                                                                    ---------
  Total Expenses                                                          830
  Less reimbursements by the investment adviser                           (60)
                                                                    ---------
  Net Expenses                                                            770
                                                                    ---------
Net Investment Income (Loss)                                             (344)
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                    (6,388)
  Net unrealized appreciation (depreciation)
     on investment securities                                           8,339
                                                                    ---------
Net Gain (Loss) on Investments                                          1,951
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   1,607
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Jennison Equity Opportunity 3

IDEX Jennison Equity Opportunity

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (344)     $    (893)
  Net realized gain (loss) on investment
     securities                                         (6,388)        (8,820)
  Net unrealized appreciation (depreciation)
     on investment securities                            8,339         (7,380)
                                                     ---------      ---------
                                                         1,607        (17,093)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                             2,567         21,526
     Class B                                             2,239         27,698
     Class C                                             1,209          8,934
     Class L                                               355             --
     Class M                                               608          7,158
                                                     ---------      ---------
                                                         6,978         65,316
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (8,518)       (12,762)
     Class B                                            (7,214)       (13,882)
     Class C                                            (3,273)        (5,074)
     Class L                                               (58)            --
     Class M                                            (1,693)        (3,091)
                                                     ---------      ---------
                                                       (20,756)       (34,809)
                                                     ---------      ---------
                                                       (13,778)        30,507
                                                     ---------      ---------
Net increase (decrease) in net assets                  (12,171)        13,414
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   76,211         62,797
                                                     ---------      ---------
  End of period                                      $  64,040      $  76,211
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (347)     $      (3)
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                               363          2,604
     Class B                                               335          3,439
     Class C                                               178          1,118
     Class L                                                53             --
     Class M                                                89            864
                                                     ---------      ---------
                                                         1,018          8,025
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                            (1,185)        (1,629)
     Class B                                            (1,096)        (1,887)
     Class C                                              (496)          (690)
     Class L                                                (9)            --
     Class M                                              (256)          (419)
                                                     ---------      ---------
                                                        (3,042)        (4,625)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding           (2,024)         3,400
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Jennison Equity Opportunity 4

IDEX Jennison Equity Opportunity

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  6.88     $   (0.02)        $   0.20       $   0.18
          10/31/2002          8.04         (0.05)           (1.11)         (1.16)
          10/31/2001         10.26         (0.01)           (1.17)         (1.18)
          10/31/2000         12.14         (0.13)           (1.54)         (1.67)
          10/31/1999         10.14          0.06             2.78           2.84
          10/31/1998         12.90          0.03            (1.84)         (1.81)
--------------------------------------------------------------------------------
Class B   04/30/2003          6.60         (0.04)            0.19           0.15
          10/31/2002          7.77         (0.10)           (1.07)         (1.17)
          10/31/2001         10.01         (0.05)           (1.15)         (1.20)
          10/31/2000         11.93         (0.17)           (1.54)         (1.71)
          10/31/1999         10.02         (0.03)            2.78           2.75
          10/31/1998         12.85         (0.04)           (1.84)         (1.88)
--------------------------------------------------------------------------------
Class C   04/30/2003          6.60         (0.04)            0.19           0.15
          10/31/2002          7.77         (0.10)           (1.07)         (1.17)
          10/31/2001         10.01         (0.05)           (1.15)         (1.20)
          10/31/2000         11.93         (0.17)           (1.54)         (1.71)
--------------------------------------------------------------------------------
Class L   04/30/2003          6.60         (0.03)            0.18           0.15
--------------------------------------------------------------------------------
Class M   04/30/2003          6.65         (0.04)            0.18           0.14
          10/31/2002          7.81         (0.10)           (1.06)         (1.16)
          10/31/2001         10.05         (0.04)           (1.16)         (1.20)
          10/31/2000         11.96         (0.16)           (1.54)         (1.70)
          10/31/1999         10.04         (0.02)            2.78           2.76
          10/31/1998         12.86         (0.03)           (1.84)         (1.87)
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --     $     --     $     --      $  7.06
                 --           --           --         6.88
                 --        (1.04)       (1.04)        8.04
                 --        (0.21)       (0.21)       10.26
                 --        (0.84)       (0.84)       12.14
                 --        (0.95)       (0.95)       10.14
----------------------------------------------------------
Class B          --           --           --         6.75
                 --           --           --         6.60
                 --        (1.04)       (1.04)        7.77
                 --        (0.21)       (0.21)       10.01
                 --        (0.84)       (0.84)       11.93
                 --        (0.95)       (0.95)       10.02
----------------------------------------------------------
Class C          --           --           --         6.75
                 --           --           --         6.60
                 --        (1.04)       (1.04)        7.77
                 --        (0.21)       (0.21)       10.01
----------------------------------------------------------
Class L          --           --           --         6.75
----------------------------------------------------------
Class M          --           --           --         6.79
                 --           --           --         6.65
                 --        (1.04)       (1.04)        7.81
                 --        (0.21)       (0.21)       10.05
                 --        (0.84)       (0.84)       11.96
                 --        (0.95)       (0.95)       10.04
----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          2.62%        $ 16,590        1.75%        1.92%           (0.52)%         47.75%
          10/31/2002        (14.47)          21,836        1.75         1.82            (0.52)          97.50
          10/31/2001        (11.08)          17,670        1.55         2.44            (0.11)         157.51
          10/31/2000        (14.06)           4,147        1.55         2.66            (0.87)         244.18
          10/31/1999         30.07            4,537        1.64         2.87            (0.99)         125.60
          10/31/1998        (14.83)           4,284        1.85         2.44            (0.73)         147.01
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          2.27           33,047        2.40         2.57            (1.17)          47.75
          10/31/2002        (15.10)          37,363        2.40         2.47            (1.17)          97.50
          10/31/2001        (11.54)          31,922        2.20         3.09            (0.76)         157.51
          10/31/2000        (14.70)           3,483        2.20         3.31            (1.52)         244.18
          10/31/1999         29.45            3,868        2.29         3.52            (1.64)         125.60
          10/31/1998        (15.40)           2,460        2.50         3.09            (1.38)         147.01
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          2.27            7,006        2.40         2.57            (1.17)          47.75
          10/31/2002        (15.10)           8,957        2.40         2.47            (1.17)          97.50
          10/31/2001        (11.54)           7,211        2.20         3.09            (0.76)         157.51
          10/31/2000        (14.70)             271        2.20         3.31            (1.52)         244.18
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          2.27              299        2.40         2.57            (1.17)          47.75
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          2.11            7,098        2.30         2.47            (1.07)          47.75
          10/31/2002        (14.91)           8,055        2.30         2.37            (1.07)          97.50
          10/31/2001        (11.48)           5,994        2.10         2.99            (0.66)         157.51
          10/31/2000        (14.60)             946        2.10         3.21            (1.42)         244.18
          10/31/1999         29.54            1,338        2.19         3.42            (1.54)         125.60
          10/31/1998        (15.31)             879        2.40         2.99            (1.28)         147.01
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Jennison Equity Opportunity 5

IDEX Jennison Equity Opportunity

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Jennison Equity Opportunity 6

IDEX Jennison Equity Opportunity

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Jennison Equity Opportunity ("the Fund"), part of IDEX Mutual Funds, began operations on February 1, 1996.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Jennison Equity Opportunity 7

IDEX Jennison Equity Opportunity

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

  0.80% of the first $500 million of ANA
  0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 40
     Retained by Underwriter         2
     Contingent Sales Charges      118

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $2 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 31,806
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  44,912
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
 $     2,778    October 31, 2009
       8,055    October 31, 2010

IDEX Mutual Funds
Semi-Annual Report 2003

                         Jennison Equity Opportunity 8

IDEX Jennison Equity Opportunity

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4-(continued)

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   76,149
                                               ==========
Unrealized Appreciation                        $    2,905
Unrealized (Depreciation)                          (7,388)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $   (4,483)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                         Jennison Equity Opportunity 9

IDEX LKCM Strategic Total Return

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                    Principal          Value
-------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES (9.1%)
Chemicals & Allied Products (1.2%)
  Procter & Gamble Company (The)
    5.25%, due 09/15/2003                            $     600      $     609
Electric Services (0.5%)
  Kentucky Utilities Company
    8.55%, due 05/15/2027                                  250            262
Electric, Gas & Sanitary Services (0.3%)
  Interstate Power Company
    8.63%, due 09/15/2021                                  140            149
Life Insurance (0.8%)
  Hartford Life, Inc.
    6.90%, due 06/15/2004                                  400            422
Paper & Allied Products (1.0%)
  Kimberly-Clark Corporation
    7.00%, due 08/15/2023                                  500            517
Personal Services (1.3%)
  Block Financial Corp.
    6.75%, due 11/01/2004                                  600            638
Telecommunications (2.7%)
  ALLTEL Corporation
    7.25%, due 04/01/2004                                  800            840
  Verizon Hawaii Inc.-Series BB
    6.75%, due 02/15/2005                                  500            540
Variety Stores (1.3%)
  Wal-Mart Stores, Inc.
    6.55%, due 08/10/2004                                  600            638
                                                                    ---------
Total Corporate Debt Securities (cost: $4,429)                          4,615
                                                                    ---------
CONVERTIBLE BONDS (1.2%)
Printing & Publishing (1.2%)
  Tribune Company-PHONES
    2.00%, due 05/15/2029                                    8            630
                                                                    ---------
Total Convertible Bonds (cost: $976)                                      630
                                                                    ---------

                                                       Shares          Value
------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (3.5%)
Instruments & Related Products (1.5%)
  Raytheon Company                                      14,000      $     740
Life Insurance (2.0%)
  Prudential Financial, Inc.-Units                      19,000          1,045
                                                                    ---------
Total Convertible Preferred Stocks (cost: $1,691)                       1,785
                                                                    ---------
COMMON STOCKS (77.2%)
Automotive (1.0%)
  Honeywell International Inc.                          21,000            496
Beverages (3.0%)
  Coca-Cola Company (The)                               19,000            768
  PepsiCo, Inc.                                         17,000            736
Business Services (3.1%)
  Clear Channel Communications, Inc. (a)                21,500            841
  First Data Corporation                                18,600            730
Chemicals & Allied Products (3.6%)
  Colgate-Palmolive Company                             17,500          1,000
  du Pont (E.I.) de Nemours and Company                 19,000            808
Commercial Banks (8.2%)
  Bank of New York Company, Inc. (The)                  26,500            702
  Citigroup Inc.                                        22,800            895
  Cullen/Frost Bankers, Inc.                            26,000            853
  Mellon Financial Corporation                          29,800            788
  Wells Fargo & Company                                 17,600            849
Communication (1.7%)
  Viacom, Inc.-Class B (a)                              20,344            883
Communications Equipment (1.5%)
  Harris Corporation                                    18,000            514
  Motorola, Inc.                                        29,700            235
Computer & Data Processing Services (5.3%)
  Automatic Data Processing, Inc.                       17,000            572
  Microsoft Corporation                                 41,800          1,069
  Oracle Corporation (a)                                44,000            523
  SunGard Data Systems Inc. (a)                         24,000            516
Computer & Office Equipment (4.0%)
  Cisco Systems, Inc. (a)                               41,700            627
  Dell Computer Corporation (a)                         27,200            786
  International Business Machines
    Corporation                                          7,000            594
Electronic & Other Electric Equipment (2.2%)
  General Electric Company                              38,000          1,119
Electronic Components & Accessories (3.4%)
  Intel Corporation                                     28,300            521
  Texas Instruments Incorporated                        37,000            684
  Tyco International Ltd.                               33,000            515
Environmental Services (1.5%)
  Waste Management, Inc.                                36,000            782
Food & Kindred Products (1.9%)
  Altria Group, Inc.                                    14,300            440
  Kraft Foods, Inc.                                     17,000            525

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         LKCM Strategic Total Return 1

IDEX LKCM Strategic Total Return

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Health Services (1.2%)
  Triad Hospitals, Inc. (a)                             28,700      $     632
Insurance (1.5%)
  American International Group, Inc.                    13,275            769
Lumber & Other Building Materials (1.3%)
  Home Depot, Inc. (The)                                23,800            669
Medical Instruments & Supplies (2.0%)
  Medtronic, Inc.                                       20,900            998
Oil & Gas Extraction (5.3%)
  Anadarko Petroleum Corporation                        20,500            909
  EOG Resources, Inc.                                   14,800            553
  Schlumberger Limited                                  16,400            688
  Unocal Corporation                                    20,000            554
Paper & Allied Products (2.5%)
  Kimberly-Clark Corporation                            15,000            747
  Temple-Inland Inc. (b)                                11,500            521
Paper & Paper Products (1.9%)
  Boise Cascade Corporation                             42,200            969
Personal Services (0.8%)
  Block (H&R), Inc. (b)                                 10,200            394
Petroleum Refining (2.6%)
  BP PLC-ADR                                             9,500            366
  Exxon Mobil Corporation                               26,900            947
Pharmaceuticals (6.9%)
  Alcon, Inc. (a)                                       25,100          1,106
  Pfizer Inc.                                           29,700            912
  Teva Pharmaceutical Industries Ltd.-ADR (b)           19,400            905
  Wyeth                                                 13,500            588
Printing & Publishing (0.7%)
  Harte-Hanks Inc.                                      20,500            369
Rubber & Misc. Plastic Products (1.2%)
  Newell Financial Trust I (b)                          20,500            625
Savings Institutions (1.3%)
  Charter One Financial, Inc.                           23,500            683
Telecommunications (3.9%)
  ALLTEL Corporation                                    21,600          1,012
  Verizon Communications, Inc.                          25,400            949
Transportation Equipment (0.9%)
  General Dynamics Corporation                           7,500            466
U.S. Government Agencies (1.1%)
  Fannie Mae                                             8,000            579
Variety Stores (1.7%)
  Wal-Mart Stores, Inc.                                 14,900            839
                                                                    ---------
Total Common Stocks (cost: $41,939)                                    39,120
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (4.9%)
Bank Notes (0.3%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                                  143      $     143
Euro Dollar Overnight (0.5%)
  Bank of Montreal
    1.34%, due 05/01/2003                                   97             97
  BNP Paribas SA
    1.24%, due 05/06/2003                                   46             46
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  114            114
Euro Dollar Term (1.5%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  230            230
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                   57             57
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   17             17
    1.26%, due 06/24/2003                                  114            114
  Danske Bank A/S
    1.25%, due 05/07/2003                                  143            143
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                   57             57
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  143            143
Medium Term Notes (0.2%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                   86             86
Money Market Funds (1.9%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                   457            457
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                   543            543
Promissory Notes (0.4%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  200            200
Repurchase Agreements (0.1%) (c)
  Merrill Lynch & Co., Inc.
    1.42%, due 05/01/2003                                   57             57
                                                                    ---------
Total Security Lending Collateral (cost: $2,504)                        2,504
                                                                    ---------
Total Investment Securities (cost: $51,539)                         $  48,654
                                                                    =========
SUMMARY:
  Investments, at market value                            95.9%     $  48,654
  Other assets in excess of liabilities                    4.1%         2,078
                                                     ---------      ---------
  Net assets                                             100.0%     $  50,732
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         LKCM Strategic Total Return 2

IDEX LKCM Strategic Total Return

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $2,437.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $58.

DEFINITIONS:

ADR American Depositary Receipt

PHONES Participation Hybrid Option Note Exchangeable Securities

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         LKCM Strategic Total Return 3

IDEX LKCM Strategic Total Return

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $51,539)
     (including $2,437 of securities loaned)                        $  48,654
  Cash                                                                  4,548
  Receivables:
     Shares of beneficial interest sold                                    28
     Interest                                                              76
     Dividends                                                             40
  Other                                                                    10
                                                                    ---------
                                                                       53,356
                                                                    ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                19
     Management and advisory fees                                           6
     Distribution fees                                                     25
     Transfer agent fees and expenses                                      43
  Payable for securities on loan                                        2,504
  Other                                                                    27
                                                                    ---------
                                                                        2,624
                                                                    ---------
Net Assets                                                          $  50,732
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  53,784
  Undistributed net investment income (loss)                               37
  Accumulated net realized gain (loss) from investments                  (202)
  Net unrealized appreciation (depreciation) of
     investments                                                       (2,887)
                                                                    =========
Net Assets                                                          $  50,732
                                                                    =========
Shares Outstanding:
  Class A                                                               2,069
  Class B                                                               1,019
  Class C                                                                 175
  Class L                                                                   5
  Class M                                                                 239
Net Asset Value Per Share:
  Class A                                                           $   14.48
  Class B                                                               14.45
  Class C                                                               14.45
  Class L                                                               14.45
  Class M                                                               14.45
Maximum Offering Price Per Share (1):
  Class A                                                           $   15.32
  Class M                                                               14.60

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $     462
  Dividends                                                               370
  Income from loaned securities-net                                         2
                                                                    ---------
                                                                          834
                                                                    ---------
Expenses:
  Management and advisory fees                                            204
  Transfer agent fees and expenses                                        118
  Custody fees                                                              9
  Administration fees                                                      16
  Registration fees                                                        39
  Trustees fees and expenses                                                2
  Professional fees                                                        14
  Other                                                                    19
  Distribution and service fees:
     Class A                                                               52
     Class B                                                               75
     Class C                                                               13
     Class L                                                               --
     Class M                                                               16
                                                                    ---------
  Total Expenses                                                          577
  Less reimbursements by the investment adviser                          (115)
                                                                    ---------
  Net Expenses                                                            462
                                                                    ---------
Net Investment Income (Loss)                                              372
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                     1,163
  Net unrealized appreciation (depreciation)
     on investment securities                                            (717)
                                                                    ---------
Net Gain (Loss) on Investments                                            446
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $     818
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         LKCM Strategic Total Return 4

IDEX LKCM Strategic Total Return

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $     372      $     929
  Net realized gain (loss) on investment
     securities                                          1,163         (1,365)
  Net unrealized appreciation (depreciation)
     on investment securities                             (717)        (3,157)
                                                     ---------      ---------
                                                           818         (3,593)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                              (313)          (641)
     Class B                                              (109)          (214)
     Class C                                               (19)           (35)
     Class L                                                --             --
     Class M                                               (28)           (62)
                                                     ---------      ---------
                                                          (469)          (952)
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --            (39)
     Class B                                                --            (20)
     Class C                                                --             (3)
     Class L                                                --             --
     Class M                                                --             (6)
                                                     ---------      ---------
                                                            --            (68)
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                             2,103          5,720
     Class B                                               749          3,555
     Class C                                               144          1,424
     Class L                                                67             --
     Class M                                               146            665
                                                     ---------      ---------
                                                         3,209         11,364
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                               300            655
     Class B                                               105            226
     Class C                                                18             37
     Class L                                                --             --
     Class M                                                27             66
                                                     ---------      ---------
                                                           450            984
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (3,993)        (9,723)
     Class B                                            (2,269)        (5,525)
     Class C                                              (428)        (1,421)
     Class L                                                (1)            --
     Class M                                              (672)        (2,004)
                                                     ---------      ---------
                                                        (7,363)       (18,673)
                                                     ---------      ---------
                                                        (3,704)        (6,325)
                                                     ---------      ---------
Net increase (decrease) in net assets                   (3,355)       (10,938)
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   54,087         65,025
                                                     ---------      ---------
  End of period                                      $  50,732      $  54,087
                                                     =========      =========
Undistributed Net Investment Income (Loss)           $      37      $     134
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                               150            371
     Class B                                                53            230
     Class C                                                10             92
     Class L                                                 5             --
     Class M                                                11             43
                                                     ---------      ---------
                                                           229            736
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                21             42
     Class B                                                 7             15
     Class C                                                 1              2
     Class L                                                --             --
     Class M                                                 2              4
                                                     ---------      ---------
                                                            31             63
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (285)          (639)
     Class B                                              (163)          (368)
     Class C                                               (30)           (93)
     Class L                                                --             --
     Class M                                               (48)          (132)
                                                     ---------      ---------
                                                          (526)        (1,232)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding             (266)          (433)
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         LKCM Strategic Total Return 5

IDEX LKCM Strategic Total Return

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   14.34     $   0.12         $   0.17       $   0.29
          10/31/2002          15.46         0.28            (1.11)         (0.83)
          10/31/2001          17.02         0.30            (1.51)         (1.21)
          10/31/2000          17.62         0.27            (0.15)          0.12
          10/31/1999          16.18         0.20             1.65           1.85
          10/31/1998          15.91         0.21             0.94           1.15
--------------------------------------------------------------------------------
Class B   04/30/2003          14.33         0.07             0.15           0.22
          10/31/2002          15.45         0.18            (1.11)         (0.93)
          10/31/2001          17.01         0.19            (1.50)         (1.31)
          10/31/2000          17.60         0.18            (0.15)          0.03
          10/31/1999          16.17         0.09             1.65           1.74
          10/31/1998          15.89         0.11             0.94           1.05
--------------------------------------------------------------------------------
Class C   04/30/2003          14.33         0.07             0.15           0.22
          10/31/2002          15.45         0.18            (1.11)         (0.93)
          10/31/2001          17.01         0.19            (1.50)         (1.31)
          10/31/2000          17.60         0.18            (0.15)          0.03
--------------------------------------------------------------------------------
Class L   04/30/2003          14.06         0.06             0.43           0.49
--------------------------------------------------------------------------------
Class M   04/30/2003          14.33         0.09             0.14           0.23
          10/31/2002          15.45         0.19            (1.10)         (0.91)
          10/31/2001          17.01         0.20            (1.49)         (1.29)
          10/31/2000          17.61         0.18            (0.15)          0.03
          10/31/1999          16.17         0.11             1.65           1.76
          10/31/1998          15.90         0.12             0.94           1.06
--------------------------------------------------------------------------------

             For a share of beneficial interest outstanding
                        throughout each period
          ----------------------------------------------------
                       Distributions
          ---------------------------------------
                                                    Net Asset
            From Net    From Net                     Value,
           Investment   Realized       Total           End
             Income       Gains    Distributions    of Period
          ------------ ---------- --------------- ------------
Class A    $   (0.15)   $     --    $   (0.15)     $   14.48
               (0.27)      (0.02)       (0.29)         14.34
               (0.26)      (0.09)       (0.35)         15.46
               (0.30)      (0.42)       (0.72)         17.02
               (0.20)      (0.21)       (0.41)         17.62
               (0.21)      (0.67)       (0.88)         16.18
------------------------------------------------------------
Class B        (0.10)         --        (0.10)         14.45
               (0.17)      (0.02)       (0.19)         14.33
               (0.16)      (0.09)       (0.25)         15.45
               (0.20)      (0.42)       (0.62)         17.01
               (0.10)      (0.21)       (0.31)         17.60
               (0.10)      (0.67)       (0.77)         16.17
------------------------------------------------------------
Class C        (0.10)         --        (0.10)         14.45
               (0.17)      (0.02)       (0.19)         14.33
               (0.16)      (0.09)       (0.25)         15.45
               (0.20)      (0.42)       (0.62)         17.01
------------------------------------------------------------
Class L        (0.10)         --        (0.10)         14.45
------------------------------------------------------------
Class M        (0.11)         --        (0.11)         14.45
               (0.19)      (0.02)       (0.21)         14.33
               (0.18)      (0.09)       (0.27)         15.45
               (0.21)      (0.42)       (0.63)         17.01
               (0.11)      (0.21)       (0.32)         17.61
               (0.12)      (0.67)       (0.79)         16.17
------------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          2.02%        $ 29,961        1.55%        2.00%            1.72%          18.24%
          10/31/2002         (5.52)          31,303        1.55         1.85             1.77           13.92
          10/31/2001         (7.13)          37,253        1.55         1.74             1.80           22.54
          10/31/2000          0.64           40,919        1.55         1.69             1.59           56.08
          10/31/1999         11.61           37,959        1.64         1.79             1.20           60.18
          10/31/1998          7.43           32,055        1.85         1.92             1.30           32.12
          ---------------------------------------------------------------------------------------------------
Class B   04/30/2003          1.55           14,724        2.20         2.65             1.07           18.24
          10/31/2002         (6.12)          16,072        2.20         2.51             1.12           13.92
          10/31/2001         (7.72)          19,236        2.20         2.39             1.15           22.54
          10/31/2000          0.03           19,375        2.20         2.34             0.94           56.08
          10/31/1999         10.91           15,531        2.29         2.44             0.55           60.18
          10/31/1998          6.74            9,789        2.50         2.57             0.65           32.12
          ---------------------------------------------------------------------------------------------------
Class C   04/30/2003          1.55            2,527        2.20         2.65             1.07           18.24
          10/31/2002         (6.12)           2,778        2.20         2.50             1.12           13.92
          10/31/2001         (7.72)           2,989        2.20         2.39             1.15           22.54
          10/31/2000          0.03            2,523        2.20         2.34             0.94           56.08
          ---------------------------------------------------------------------------------------------------
Class L   04/30/2003          3.50               68        2.20         2.65             1.07           18.24
          ---------------------------------------------------------------------------------------------------
Class M   04/30/2003          1.60            3,452        2.10         2.55             1.17           18.24
          10/31/2002         (6.04)           3,934        2.10         2.41             1.22           13.92
          10/31/2001         (7.63)           5,547        2.10         2.29             1.25           22.54
          10/31/2000          0.12            7,026        2.10         2.24             1.04           56.08
          10/31/1999         11.02            8,779        2.19         2.34             0.65           60.18
          10/31/1998          6.85            6,977        2.40         2.47             0.75           32.12
          ---------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         LKCM Strategic Total Return 6

IDEX LKCM Strategic Total Return

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         LKCM Strategic Total Return 7

IDEX LKCM Strategic Total Return

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX LKCM Strategic Total Return ("the Fund"), part of IDEX Mutual Funds, began operations on December 2, 1994.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Directed Brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within IDEX Mutual Funds, or by any other party. Directed commissions during the six-months ended April 30, 2003, of $9 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are to be included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as

IDEX Mutual Funds
Semi-Annual Report 2003

                         LKCM Strategic Total Return 8

IDEX LKCM Strategic Total Return

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.80% of the first $500 million of ANA
      0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 28
     Retained by Underwriter         1
     Contingent Sales Charges       23

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $5 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 9,074
  U.S. Government                                         --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                 17,166
  U.S. Government                                         --

IDEX Mutual Funds
Semi-Annual Report 2003

                         LKCM Strategic Total Return 9

IDEX LKCM Strategic Total Return

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
 $     1,356    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   51,539
                                               ==========
Unrealized Appreciation                        $    3,554
Unrealized (Depreciation)                          (6,439)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $   (2,885)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                         LKCM Strategic Total Return 10

IDEX Marsico Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
PREFERRED STOCKS (0.9%)
Automotive (0.9%)
  Porsche AG                                             1,320      $     480
                                                                    ---------
Total Preferred Stocks (cost: $631)                                       480
                                                                    ---------
COMMON STOCKS (89.8%)
Air Transportation (3.2%)
  FedEx Corporation                                     24,242          1,452
  RyanAir Holdings PLC-ADR (a) (b)                       7,222            286
Amusement & Recreation Services (3.0%)
  Disney (Walt) Company (The)                           48,460            904
  MGM MIRAGE (a)                                        25,809            733
Beverages (1.2%)
  Anheuser-Busch Companies, Inc.                        12,428            620
Business Services (4.4%)
  Clear Channel Communications, Inc. (a)                35,109          1,373
  eBay Inc. (a)                                         10,644            987
Chemicals & Allied Products (3.4%)
  Procter & Gamble Company (The)                        20,370          1,830
Commercial Banks (4.8%)
  Citigroup Inc.                                        66,205          2,599
Communication (4.4%)
  Echostar Communications Corporation-
    Class A (a) (b)                                     16,608            498
  Viacom, Inc.-Class B (a)                              42,744          1,856
Computer & Data Processing Services (7.3%)
  Electronic Arts Inc. (a)                              26,618          1,578
  Intuit Inc. (a)                                       14,830            575
  Microsoft Corporation                                 51,862          1,326
  Oracle Corporation (a)                                40,314            479
Computer & Office Equipment (5.6%)
  Cisco Systems, Inc. (a)                               96,446          1,451
  Dell Computer Corporation (a)                         54,690          1,580
Electronic & Other Electric Equipment (5.0%)
  General Electric Company                              91,901          2,706
Furniture & Home Furnishings Stores (0.6%)
  Bed Bath & Beyond Inc. (a)                             8,448            334
Health Services (4.8%)
  HCA Inc.                                              27,272            875
  Quest Diagnostics Incorporated (a) (b)                28,562          1,707
Insurance (5.7%)
  UnitedHealth Group Incorporated                       33,676          3,103
Lumber & Other Building Materials (3.1%)
  Lowe's Companies, Inc.                                38,606          1,693
Medical Instruments & Supplies (3.6%)
  Medtronic, Inc.                                       18,140            866
  Zimmer Holdings, Inc. (a) (b)                         23,470          1,101
Personal Credit Institutions (6.0%)
  SLM Corporation                                       28,702          3,215
Pharmaceuticals (9.2%)
  Amgen Inc. (a)                                        30,112          1,846
  Genentech, Inc. (a)                                   38,288          1,455
  IDEC Pharmaceuticals Corporation (a)                  25,318            829
  Johnson & Johnson                                     14,812            835
Residential Building Construction (0.7%)
  Lennar Corporation                                     6,272            340
  Lennar Corporation-B Shares (b)                          627             34
Retail Trade (1.2%)
  Tiffany & Co.                                         22,410            622
Security & Commodity Brokers (2.2%)
  Goldman Sachs Group, Inc. (The)                        8,046            611
  Lehman Brothers Holdings Inc. (b)                      9,452            595
Telecommunications (4.0%)
  Nextel Communications, Inc.-
    Class A (a) (b)                                    146,052          2,160
U.S. Government Agencies (3.6%)
  Fannie Mae                                            27,114          1,963
Variety Stores (2.8%)
  Wal-Mart Stores, Inc.                                 27,364          1,541
                                                                    ---------
Total Common Stocks (cost: $47,171)                                    48,558
                                                                    ---------

                                                    Principal          Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (10.0%)
Bank Notes (0.6%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     309      $     309
Euro Dollar Overnight (1.0%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  210            210
  BNP Paribas SA
    1.24%, due 05/06/2003                                   99             99
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  247            247

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                  Marsico Growth 1

IDEX Marsico Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Euro Dollar Term (3.0%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                            $     494      $     494
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  123            123
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   37             37
    1.26%, due 06/24/2003                                  247            247
  Danske Bank A/S
    1.25%, due 05/07/2003                                  309            309
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  123            123
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  309            309
Medium Term Notes (0.3%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  185            185
Money Market Funds (4.1%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                   988            988
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 1,174          1,174
Promissory Notes (0.8%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  432            432
Repurchase Agreements (0.2%)
  Merrill Lynch & Co., Inc.
    1.42%, due 05/01/2003                                  123            123
                                                                    ---------
Total Security Lending Collateral (cost: $5,409)                        5,409
                                                                    ---------
Total Investment Securities (cost: $53,211)                         $  54,447
                                                                    =========
SUMMARY:
  Investments, at market value                           100.7%     $  54,447
  Liabilities in excess of other assets                   (0.7)%         (360)
                                                     ---------      ---------
  Net assets                                             100.0 %    $  54,087
                                                     =========      =========

FORWARD FOREIGN CURRENCY CONTRACTS:
-------------------------------------------------------------------
                                       Amount in     Net Unrealized
               Bought   Settlement    U.S. Dollars    Appreciation
Currency       (Sold)      Date      Bought (Sold)   (Depreciation)
-------------------------------------------------------------------
Euro Dollar     (158)  05/05/2003       $  (176)          $ 0

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $5,275.

(c) Cash collateral for Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $126.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Marsico Growth 2

IDEX Marsico Growth

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $53,211 )
     (including $5,275 of securities loaned)                        $  54,447
  Cash                                                                  4,816
  Receivables:
     Investment securities sold                                           176
     Shares of beneficial interest sold                                   136
     Interest                                                               2
     Dividends                                                             21
  Other                                                                     5
                                                                    ---------
                                                                       59,603
                                                                    ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                21
     Management and advisory fees                                          24
     Distribution fees                                                     25
     Transfer agent fees and expenses                                      22
  Payable for securities on loan                                        5,409
  Other                                                                    15
                                                                    ---------
                                                                        5,516
                                                                    ---------
Net Assets                                                          $  54,087
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized           68,863
  Accumulated net investment income (loss)                               (283)
  Accumulated net realized gain (loss) from investments
     and foreign currency transactions                                (15,729)
  Net unrealized appreciation (depreciation) of
     investments and on translation of assets and liabilities
     in foreign currencies                                              1,236
                                                                    ---------
Net Assets                                                          $  54,087
                                                                    =========
Shares Outstanding:
  Class A                                                               4,652
  Class B                                                               1,898
  Class C                                                                 303
  Class L                                                                  53
  Class M                                                                 418
Net Asset Value Per Share:
  Class A                                                           $    7.47
  Class B                                                                7.24
  Class C                                                                7.24
  Class L                                                                7.24
  Class M                                                                7.27
Maximum Offering Price Per Share (1):
  Class A                                                           $    7.90
  Class M                                                                7.34

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $      14
  Dividends                                                               142
  Income from loaned securities-net                                         3
     Less withholding taxes on foreign dividends                           (5)
                                                                    ---------
                                                                          154
                                                                    ---------
Expenses:
  Management and advisory fees                                            172
  Transfer agent fees and expenses                                         65
  Custody fees                                                             11
  Administration fees                                                      13
  Registration fees                                                        40
  Trustees fees and expenses                                                1
  Professional fees                                                        11
  Other                                                                    13
  Distribution and service fees:
     Class A                                                               42
     Class B                                                               67
     Class C                                                               11
     Class L                                                                1
     Class M                                                               14
                                                                    ---------
  Total Expenses                                                          461
  Less reimbursements by the investment adviser                           (25)
                                                                    ---------
  Net Expenses                                                            436
                                                                    ---------
Net Investment Income (Loss)                                             (282)
                                                                    ---------
Net Realized Gain (Loss) on:
  Net investment securities                                            (8,844)
  Net foreign currency transactions                                         1
                                                                    ---------
                                                                       (8,843)
                                                                    ---------
Net Unrealized Appreciation (Depreciation) on:
  Net investment securities                                             9,129
                                                                    ---------
                                                                        9,129
                                                                    ---------
Net Gain (Loss) on Investments and Foreign
  Currency Transactions                                                   286
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $       4
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Marsico Growth 3

IDEX Marsico Growth

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (282)     $    (346)
  Net realized gain (loss) on investment
     securities and foreign currency
     transactions                                       (8,843)        (4,975)
  Net unrealized appreciation (depreciation)
     on investment securities and foreign
     currency translation                                9,129         (1,760)
                                                     ---------      ---------
                                                             4         (7,081)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            29,470          7,433
     Class B                                             2,330          8,534
     Class C                                               437          1,391
     Class L                                               476             --
     Class M                                               315          2,713
                                                     ---------      ---------
                                                        33,028         20,071
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                              (889)        (7,170)
     Class B                                            (2,433)        (5,885)
     Class C                                              (496)        (3,076)
     Class L                                               (93)            --
     Class M                                              (537)        (1,718)
                                                     ---------      ---------
                                                        (4,448)       (17,849)
                                                     ---------      ---------
                                                        28,580          2,222
                                                     ---------      ---------
Net increase (decrease) in net assets                   28,584         (4,859)
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   25,503         30,362
                                                     ---------      ---------
  End of period                                      $  54,087      $  25,503
                                                     =========      =========
Undistributed Net Investment Income (Loss)           $    (283)     $      (1)
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             4,014            816
     Class B                                               326            963
     Class C                                                62            157
     Class L                                                67             --
     Class M                                                45            304
                                                     ---------      ---------
                                                         4,514          2,240
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (123)          (864)
     Class B                                              (348)          (733)
     Class C                                               (72)          (373)
     Class L                                               (14)            --
     Class M                                               (76)          (213)
                                                     ---------      ---------
                                                          (633)        (2,183)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            3,881             57
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Marsico Growth 4

IDEX Marsico Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  7.56     $    (0.04)       $   (0.05)     $   (0.09)
          10/31/2002          9.10          (0.06)           (1.48)         (1.54)
          10/31/2001         12.54          (0.05)           (3.25)         (3.30)
          10/31/2000         11.40           0.02             1.15           1.17
          10/31/1999         10.00           0.03             1.37           1.40
---------------------------------------------------------------------------------
Class B   04/30/2003          7.36          (0.06)           (0.06)         (0.12)
          10/31/2002          8.92          (0.11)           (1.45)         (1.56)
          10/31/2001         12.41          (0.11)           (3.24)         (3.35)
          10/31/2000         11.35          (0.06)            1.15           1.09
          10/31/1999         10.00          (0.02)            1.37           1.35
---------------------------------------------------------------------------------
Class C   04/30/2003          7.36          (0.06)           (0.06)         (0.12)
          10/31/2002          8.92          (0.12)           (1.44)         (1.56)
          10/31/2001         12.41          (0.12)           (3.23)         (3.35)
          10/31/2000         11.35          (0.06)            1.15           1.09
---------------------------------------------------------------------------------
Class L   04/30/2003          7.18          (0.05)            0.11           0.06
---------------------------------------------------------------------------------
Class M   04/30/2003          7.39          (0.06)           (0.06)         (0.12)
          10/31/2002          8.95          (0.11)           (1.45)         (1.56)
          10/31/2001         12.43          (0.11)           (3.23)         (3.34)
          10/31/2000         11.36          (0.05)            1.15           1.10
          10/31/1999         10.00          (0.01)            1.37           1.36
---------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --     $     --     $     --      $  7.47
                 --           --           --         7.56
                 --        (0.14)       (0.14)        9.10
                 --        (0.03)       (0.03)       12.54
                 --           --           --        11.40
----------------------------------------------------------
Class B          --           --           --         7.24
                 --           --           --         7.36
                 --        (0.14)       (0.14)        8.92
                 --        (0.03)       (0.03)       12.41
                 --           --           --        11.35
----------------------------------------------------------
Class C          --           --           --         7.24
                 --           --           --         7.36
                 --        (0.14)       (0.14)        8.92
                 --        (0.03)       (0.03)       12.41
----------------------------------------------------------
Class L          --           --           --         7.24
----------------------------------------------------------
Class M          --           --           --         7.27
                 --           --           --         7.39
                 --        (0.14)       (0.14)        8.95
                 --        (0.03)       (0.03)       12.43
                 --           --           --        11.36
----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003         (1.19)%       $ 34,731        1.75%        1.86%           (1.04)%         89.86%
          10/31/2002        (16.88)           5,752        1.73         2.05            (0.56)          33.59
          10/31/2001        (26.63)           7,361        1.55         2.03            (0.43)          14.72
          10/31/2000         10.29            6,587        1.55         2.53            (0.47)          25.10
          10/31/1999         13.97            1,978        1.55         7.65            (0.55)          21.91
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003         (1.63)          13,740        2.40         2.52            (1.69)          89.86
          10/31/2002        (17.52)          14,130        2.38         2.70            (1.21)          33.59
          10/31/2001        (27.25)          15,081        2.20         2.68            (1.08)          14.72
          10/31/2000          9.54            7,908        2.20         3.18            (1.12)          25.10
          10/31/1999         13.54            2,261        2.20         8.30            (1.20)          21.91
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003         (1.63)           2,196        2.40         2.52            (1.69)          89.86
          10/31/2002        (17.52)           2,301        2.38         2.70            (1.21)          33.59
          10/31/2001        (27.25)           4,719        2.20         2.68            (1.08)          14.72
          10/31/2000          9.54            6,484        2.20         3.18            (1.12)          25.10
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          0.84              382        2.40         2.51            (1.69)          89.86
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003         (1.62)           3,038        2.30         2.42            (1.59)          89.86
          10/31/2002        (17.43)           3,320        2.28         2.60            (1.11)          33.59
          10/31/2001        (27.15)           3,201        2.10         2.58            (0.98)          14.72
          10/31/2000          9.65            2,976        2.10         3.08            (1.02)          25.10
          10/31/1999         13.61              748        2.10         8.20            (1.10)          21.91
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Marsico Growth 5

IDEX Marsico Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Marsico Growth ("the Fund") commenced operations on March 1, 1999. The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Marsico Growth 6

IDEX Marsico Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Marsico Growth ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 1999. The Fund changed its name from IDEX Goldman Sachs Growth on 11/01/2002. Banc of America Capital Management, LLC replaced Goldman Sachs Asset Management as sub-adviser to the Fund.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Directed Brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within IDEX Mutual Funds, or by any other party. Directed commissions during the six-months ended April 30, 2003, of $4 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Marsico Growth 7

IDEX Marsico Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gains or losses from investments. Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received. Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2003, are listed in the Schedule of Investments.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.80% of the first $250 million of ANA
      0.75% of the next $250 million of ANA
      0.70% of the next $500 million of ANA
      0.60% of ANA over $1 billion

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 27
     Retained by Underwriter         3
     Contingent Sales Charges       30

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Marsico Growth 8

IDEX Marsico Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 55,172
  U.S. Government                                       1,186
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  32,335
  U.S. Government                                         627

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
 $     1,802    October 31, 2009
       4,581    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, were as follows:

Federal Tax Cost Basis                         $   53,565
                                               ==========
Unrealized Appreciation                        $    2,402
Unrealized (Depreciation)                          (1,520)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $      882
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                                Marsico Growth 9

IDEX PBHG Mid Cap Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (98.3%)
Apparel & Accessory Stores (2.3%)
  Chico's FAS, Inc. (a) (b)                             27,000      $     657
  Pacific Sunwear of California, Inc. (a) (b)           27,450            627
Business Services (4.2%)
  CheckFree Holdings Corporation (a) (b)                38,700          1,067
  eBay Inc. (a)                                          9,130            847
  Getty Images, Inc. (a)                                12,800            433
Chemicals & Allied Products (1.3%)
  Airgas, Inc. (a)                                      22,000            445
  Smith International, Inc. (a)                          7,500            267
Communications Equipment (1.2%)
  ADTRAN, Inc. (a) (b)                                  16,000            648
  Nokia Oyj-ADR                                            800             13
  QUALCOMM Incorporated                                    300             10
Computer & Data Processing Services (7.6%)
  Adobe Systems Incorporated                            25,700            888
  Amdocs Limited (a)                                    38,100            673
  CACI International Inc.-Class A (a)                   16,500            576
  Documentum, Inc. (a)                                  26,100            480
  Electronic Arts Inc. (a)                              11,500            682
  Microsoft Corporation                                  1,800             46
  Oracle Corporation (a)                                 2,400             29
  Symantec Corporation (a)                              18,100            795
  Yahoo! Inc. (a)                                        3,600             89
Computer & Office Equipment (4.5%)
  Cisco Systems, Inc. (a)                                4,400             66
  Cray Inc. (a)                                         91,900            694
  Dell Computer Corporation (a)                          1,000             29
  Emulex Corporation (a)                                 9,700            199
  Foundry Networks, Inc. (a)                            39,500            430
  Juniper Networks, Inc. (a) (b)                        47,500            485
  NetScreen Technologies, Inc. (a) (b)                  13,800            280
  Network Appliance, Inc. (a)                           27,000            359
Construction (2.0%)
  Jacobs Engineering Group Inc. (a)                     27,500          1,132
Drug Stores & Proprietary Stores (0.6%)
  Omnicare, Inc.                                        13,000            345
Educational Services (8.9%)
  Apollo Group, Inc.-Class A (a)                        30,200          1,637
  Career Education Corporation (a)                      17,482          1,051
  Corinthian Colleges, Inc. (a)                         20,401            934
  Education Management Corporation (a)                  19,400            947
  University of Phoenix Online (a)                      11,700            516
Electronic & Other Electric Equipment (1.1%)
  Wilson Greatbatch Technologies, Inc. (a)              18,700            613
Electronic Components & Accessories (9.6%)
  Altera Corporation (a)                                28,600            452
  Analog Devices, Inc. (a)                              18,000            596
  Broadcom Corporation-Class A (a)                      21,400            383
  Cree, Inc. (a) (b)                                    22,500            449
  Integrated Circuit Systems, Inc. (a) (b)              21,200            460
  Linear Technology Corporation                         17,400            600
  Marvell Technology Group Ltd. (a) (b)                 22,000            508
  Power Integrations, Inc. (a)                          22,000            487
  QLogic Corporation (a) (b)                            25,900          1,139
  Silicon Laboratories Inc. (a) (b)                     13,400            381
Environmental Services (1.8%)
  Stericycle, Inc. (a) (b)                              25,300            994
Food & Kindred Products (1.0%)
  Wrigley (Wm.) Jr. Company                              9,500            539
Food Stores (1.4%)
  Whole Foods Market, Inc. (a) (b)                      13,300            789
Furniture & Home Furnishings Stores (1.2%)
  Bed Bath & Beyond Inc. (a)                            17,000            672
Health Services (3.6%)
  Caremark Rx, Inc. (a)                                 36,700            731
  Odyssey HealthCare, Inc. (a) (b)                      18,600            481
  Renal Care Group, Inc. (a)                            13,400            434
  United Surgical Partners International,
    Inc. (a) (b)                                        20,100            372
Industrial Machinery & Equipment (4.6%)
  FMC Technologies, Inc. (a)                            37,800            711
  Lam Research Corporation (a)                          23,900            347
  Pall Corporation                                      21,000            444
  Varco International Inc. (a)                          19,600            345
  Zebra Technologies Corporation-
    Class A (a)                                         11,300            753
Instruments & Related Products (3.4%)
  Cooper Companies, Inc. (The) (b)                      27,400            764
  Danaher Corporation (b)                                8,000            552
  KLA-Tencor Corporation (a) (b)                        14,600            599
Insurance (4.3%)
  Coventry Health Care, Inc. (a)                        26,100          1,065
  Mid Atlantic Medical Services, Inc. (a)               18,300            797
  WellPoint Health Networks Inc. (a)                     7,500            570

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                PBHG Mid Cap Growth 1

IDEX PBHG Mid Cap Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Insurance Agents, Brokers & Service (4.0%)
  Brown & Brown, Inc.                                   21,900      $     783
  Express Scripts, Inc.-Class A (a)                     24,500          1,445
Leather & Leather Products (1.4%)
  Coach, Inc. (a)                                       17,600            766
Management Services (3.7%)
  Corporate Executive Board Company
    (The) (a) (b)                                       29,000          1,189
  FTI Consulting, Inc. (a) (b)                          20,100            910
Medical Instruments & Supplies (7.9%)
  Biomet, Incorporated                                  21,500            655
  DENTSPLY International Inc.                            9,200            345
  Guidant Corporation (a)                               11,000            429
  ResMed Inc. (a)                                        9,500            348
  Respironics, Inc. (a)                                  9,500            365
  St. Jude Medical, Inc. (a)                            11,500            603
  STERIS Corporation (a)                                 8,600            195
  Varian Medical Systems, Inc. (a)                      22,000          1,185
  Zimmer Holdings, Inc. (a)                              7,600            356
Mortgage Bankers & Brokers (1.3%)
  Countrywide Credit Industries, Inc.                   11,000            744
Oil & Gas Extraction (2.3%)
  BJ Services Company (a)                                9,500            347
  Nabors Industries Ltd. (a)                            19,000            745
  Pride International, Inc. (a)                         15,000            233
Pharmaceuticals (3.4%)
  Gilead Sciences, Inc. (a)                             16,200            747
  Medicis Pharmaceutical
    Corporation-Class A (a)                              4,800            277
  SICOR Inc. (a)                                        27,400            491
  Taro Pharmaceutical Industries Ltd. (a) (b)            9,000            412
Radio & Television Broadcasting (0.8%)
  USA Interactive (a) (b)                               16,000            479
Research & Testing Services (1.3%)
  Gen-Probe Incorporated (a)                            24,100            748
Restaurants (1.3%)
  Brinker International, Inc. (a)                       13,000            413
  Outback Steakhouse, Inc. (b)                           8,500            304
Retail Trade (1.2%)
  Amazon.com, Inc. (a)                                   8,700            249
  Staples, Inc. (a)                                     23,000            438
Savings Institutions (1.9%)
  New York Community Bancorp, Inc. (b)                  30,400          1,055
Variety Stores (2.1%)
  99 Cents Only Stores (a)                              19,500            574
  Family Dollar Stores, Inc.                            18,300            626
Wholesale Trade Nondurable Goods (1.1%)
  Performance Food Group Company (a) (b)                17,100            600
                                                                    ---------
Total Common Stocks (cost: $48,773)                                    55,459
                                                                    ---------

                                                     Principal         Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (19.2%)
Bank Notes (1.1%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                                $ 618          $ 618
Euro Dollar Overnight (2.0%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  421            421
  BNP Paribas SA
    1.24%, due 05/06/2003                                  198            198
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  494            494
Euro Dollar Term (5.8%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  989            989
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  247            247
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   74             74
    1.26%, due 06/24/2003                                  494            494
  Danske Bank A/S
    1.25%, due 05/07/2003                                  618            618
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  247            247
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  618            618
Medium Term Notes (0.7%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  371            371
Money Market Funds (7.7%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 1,977          1,977
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 2,349          2,349
Promissory Notes (1.5%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  865            865

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                PBHG Mid Cap Growth 2

IDEX PBHG Mid Cap Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Repurchase Agreements (0.4%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                            $     247      $     247
                                                                    ---------
Total Security Lending Collateral (cost: $10,827)                      10,827
                                                                    ---------
Total Investment Securities (cost: $59,600)                         $  66,286
                                                                    =========
SUMMARY:
  Investments, at market value                           117.5 %    $  66,286
  Liabilities in excess of other assets                  (17.5)%       (9,891)
                                                     ---------      ---------
  Net assets                                             100.0 %    $  56,395
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $10,455.

(c) Cash collateral for Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $252.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             PBHG Mid Cap Growth 3

IDEX PBHG Mid Cap Growth

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $59,600)
     (including $10,455 of securities loaned)                       $  66,286
  Cash                                                                  7,455
  Receivables:
     Investment securities sold                                           799
     Shares of beneficial interest sold                                    67
     Interest                                                              20
     Dividends                                                              2
     Due from investment adviser                                          207
  Other                                                                    14
                                                                    ---------
                                                                       74,850
                                                                    ---------
Liabilities:
  Investment securities purchased                                       7,309
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                51
     Distribution fees                                                     36
     Transfer agent fees and expenses                                     186
  Payable for securities on loan                                       10,827
  Other                                                                    46
                                                                    ---------
                                                                       18,455
                                                                    ---------
Net Assets                                                          $  56,395
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 279,121
  Accumulated net investment income (loss)                               (585)
  Accumulated net realized gain (loss) from investments              (228,826)
  Net unrealized appreciation (depreciation) of
     investments                                                        6,685
                                                                    ---------
Net Assets                                                          $  56,395
                                                                    =========
Shares Outstanding:
  Class A                                                               2,627
  Class B                                                               3,869
  Class C                                                                 880
  Class L                                                                   6
  Class M                                                                 505
Net Asset Value Per Share:
  Class A                                                           $    7.31
  Class B                                                                7.07
  Class C                                                                7.07
  Class L                                                                7.07
  Class M                                                                7.10
Maximum Offering Price Per Share (1):
  Class A                                                           $    7.73
  Class M                                                                7.18

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       7
  Dividends                                                                29
  Income from loaned securities-net                                        12
                                                                    ---------
                                                                           48
                                                                    ---------
Expenses:
  Management and advisory fees                                            188
  Transfer agent fees and expenses                                        406
  Custody fees                                                             16
  Administration fees                                                      11
  Registration fees                                                       103
  Trustees fees and expenses                                                2
  Professional fees                                                        50
  Other                                                                    41
  Distribution and service fees:
     Class A                                                               29
     Class B                                                              113
     Class C                                                               26
     Class L                                                               --
     Class M                                                               14
                                                                    ---------
  Total Expenses                                                          999
  Less reimbursements by the investment adviser                          (488)
                                                                    ---------
  Net Expenses                                                            511
                                                                    ---------
Net Investment Income (Loss)                                             (463)
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                    (4,546)
  Net unrealized appreciation (depreciation)
     on investment securities                                           4,722
                                                                    ---------
Net Gain (Loss) on Investments                                            176
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $    (287)
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             PBHG Mid Cap Growth 4

IDEX PBHG Mid Cap Growth

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (463)     $  (1,304)
  Net realized gain (loss) on investment
     securities                                         (4,546)       (16,341)
  Net unrealized appreciation (depreciation)
     on investment securities                            4,722          4,123
                                                     ---------      ---------
                                                          (287)       (13,522)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold (1):
     Class A                                             6,849         10,716
     Class B                                             9,109          5,413
     Class C                                             2,511          3,175
     Class L                                                58             --
     Class M                                             1,228          1,464
                                                     ---------      ---------
                                                        19,755         20,768
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (3,922)       (13,492)
     Class B                                            (3,816)       (10,908)
     Class C                                            (1,581)        (4,987)
     Class L                                               (19)            --
     Class M                                              (658)        (3,002)
                                                     ---------      ---------
                                                        (9,996)       (32,389)
                                                     ---------      ---------
                                                         9,759        (11,621)
                                                     ---------      ---------
Net increase (decrease) in net assets                    9,472        (25,143)
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   46,923         72,066
                                                     ---------      ---------
  End of period                                      $  56,395      $  46,923
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (585)     $      (3)
                                                     =========      =========

Share Activity:
  Shares issued during the period (1):
     Class A                                               935          1,183
     Class B                                             1,346            602
     Class C                                               381            356
     Class L                                                 9             --
     Class M                                               175            179
                                                     ---------      ---------
                                                         2,846          2,320
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (551)        (1,533)
     Class B                                              (556)        (1,282)
     Class C                                              (230)          (577)
     Class L                                                (3)            --
     Class M                                               (95)          (360)
                                                     ---------      ---------
                                                        (1,435)        (3,752)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            1,411         (1,432)
                                                     =========      =========

(1) Includes proceeds in connection with the acquisition on March 1, 2003. See
Note 1 on page 8.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             PBHG Mid Cap Growth 5

IDEX PBHG Mid Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  7.38     $   (0.06)        $  (0.01)      $  (0.07)
          10/31/2002          9.24         (0.14)           (1.72)         (1.86)
          10/31/2001         20.94         (0.12)          (11.58)        (11.70)
          10/31/2000         14.80         (0.02)            6.47           6.45
          10/31/1999         10.00          0.02             4.78           4.80
--------------------------------------------------------------------------------
Class B   04/30/2003          7.17         (0.08)           (0.02)         (0.10)
          10/31/2002          9.05         (0.19)           (1.69)         (1.88)
          10/31/2001         20.76         (0.21)          (11.50)        (11.71)
          10/31/2000         14.76         (0.16)            6.47           6.31
          10/31/1999         10.00         (0.02)            4.78           4.76
--------------------------------------------------------------------------------
Class C   04/30/2003          7.17         (0.08)           (0.02)         (0.10)
          10/31/2002          9.05         (0.19)           (1.69)         (1.88)
          10/31/2001         20.76         (0.22)          (11.49)        (11.71)
          10/31/2000         14.76         (0.16)            6.47           6.31
--------------------------------------------------------------------------------
Class L   04/30/2003          6.96         (0.07)            0.18           0.11
--------------------------------------------------------------------------------
Class M   04/30/2003          7.20         (0.08)           (0.02)         (0.10)
          10/31/2002          9.08         (0.18)           (1.70)         (1.88)
          10/31/2001         20.79         (0.20)          (11.51)        (11.71)
          10/31/2000         14.77         (0.14)            6.47           6.33
          10/31/1999         10.00         (0.01)            4.78           4.77
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --     $     --     $     --      $  7.31
                 --           --           --         7.38
                 --           --           --         9.24
                 --        (0.31)       (0.31)       20.94
                 --           --           --        14.80
----------------------------------------------------------
Class B          --           --           --         7.07
                 --           --           --         7.17
                 --           --           --         9.05
                 --        (0.31)       (0.31)       20.76
                 --           --           --        14.76
----------------------------------------------------------
Class C          --           --           --         7.07
                 --           --           --         7.17
                 --           --           --         9.05
                 --        (0.31)       (0.31)       20.76
----------------------------------------------------------
Class L          --           --           --         7.07
----------------------------------------------------------
Class M          --           --           --         7.10
                 --           --           --         7.20
                 --           --           --         9.08
                 --        (0.31)       (0.31)       20.79
                 --           --           --        14.77
----------------------------------------------------------

                                                                Ratios/Supplemental Data
                                        -------------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)      Portfolio
             Period          Total          Period      -----------------------      to Average        Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)      Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ------------
Class A   04/30/2003         (0.95)%       $ 19,187        1.75%        3.83%           (1.55)%          127.50%
          10/31/2002        (20.11)          16,555        1.73         2.75            (1.51)           176.30
          10/31/2001        (55.87)          23,952        1.55         2.12            (0.91)           171.89
          10/31/2000         43.78           48,842        1.55         2.06            (0.80)           129.20
          10/31/1999         48.06            2,571        1.55         6.95            (0.88)           150.78
---------------------------------------------------------------------------------------------------------------
Class B   04/30/2003         (1.39)          27,352        2.40         4.48            (2.20)           127.50
          10/31/2002        (20.78)          22,081        2.38         3.40            (2.16)           176.30
          10/31/2001        (56.42)          34,017        2.20         2.77            (1.56)           171.89
          10/31/2000         43.07           68,184        2.20         2.71            (1.45)           129.20
          10/31/1999         47.63            2,875        2.20         7.60            (1.53)           150.78
---------------------------------------------------------------------------------------------------------------
Class C   04/30/2003         (1.39)           6,221        2.40         4.48            (2.20)           127.50
          10/31/2002        (20.78)           5,226        2.38         3.40            (2.16)           176.30
          10/31/2001        (56.42)           8,595        2.20         2.77            (1.56)           171.89
          10/31/2000         43.07           16,972        2.20         2.71            (1.45)           129.20
---------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          1.58               46        2.40         4.48            (2.20)           127.50
---------------------------------------------------------------------------------------------------------------
Class M   04/30/2003         (1.39)           3,589        2.30         4.38            (2.10)           127.50
          10/31/2002        (20.69)           3,061        2.28         3.30            (2.06)           176.30
          10/31/2001        (56.33)           5,502        2.10         2.67            (1.46)           171.89
          10/31/2000         43.17           14,734        2.10         2.61            (1.35)           129.20
          10/31/1999         47.70            1,016        2.10         7.50            (1.43)           150.78
---------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             PBHG Mid Cap Growth 6

IDEX PBHG Mid Cap Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX PBHG Mid Cap Growth ("the Fund") commenced operations on March 1, 1999. The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             PBHG Mid Cap Growth 7

IDEX PBHG Mid Cap Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX PBHG Mid Cap Growth ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 1999.

On March 1, 2003, the Fund acquired all the net assets of IDEX Munder Net50 and IDEX PBHG Technology & Communications pursuant to a plan of reorganization approved by shareholders of IDEX Munder Net50 and IDEX PBHG Technology & Communications on February 12, 2003. The acquisition was accomplished by a tax-free exchange of 2,350 shares of the Fund for the 332 shares of IDEX Munder Net50 and for the 16,322 shares of IDEX PBHG Technology & Communications outstanding on February 28, 2003. IDEX Munder Net50 and IDEX PBHG Technology & Communications' net assets at that date ($935 and $14,908, respectively), including ($38 and $325, respectively) unrealized depreciation, were combined with those of the Fund. Proceeds in connection with the acquisitions were as follows:

IDEX Munder Net50:

             Shares     Amount
            --------   -------
Proceeds in connection with the
acquisition
Class A        43      $ 294
Class B        64        429
Class C        23        150
Class L         1          9
Class M         8         53
                       -----
                       $ 935
                       =====

IDEX PBHG Technology & Communications:

             Shares       Amount
            --------   -----------
Proceeds in connection with the
acquisition
Class A       639      $  4,401
Class B     1,120         7,480
Class C       302         2,015
Class L         1            11
Class M       149         1,001
                       --------
                       $ 14,908
                       ========

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Directed Brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within IDEX Mutual Funds, or by any other party. Directed commissions during the six-months ended April 30, 2003, of $3 are included in net realized gains in the Statement of Operations.

IDEX Mutual Funds
Semi-Annual Report 2003

                             PBHG Mid Cap Growth 8

IDEX PBHG Mid Cap Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.80% of the first $500 million of ANA
      0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 39
     Retained by Underwriter         3
     Contingent Sales Charges       41

IDEX Mutual Funds
Semi-Annual Report 2003

                             PBHG Mid Cap Growth 9

IDEX PBHG Mid Cap Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $3 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 56,842
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  58,777
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

     Capital Loss
     Carryforward      Available through
--------------------- ------------------
 $            7,293    October 31, 2008
            169,875    October 31, 2009
             43,146    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   60,711
                                               ==========
Unrealized Appreciation                        $    6,684
Unrealized (Depreciation)                          (1,109)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $    5,575
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                             PBHG Mid Cap Growth 10

                               IDEX MUTUAL FUNDS

                   RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled, "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, IDEX Mutual Funds solicited a vote by the shareholders for:

At a special meeting of shareholders held on February 12, 2003, the results of the Proposals, were as follows:

IDEX Munder Net50

Proposal 1: Approval of an Agreement and Plan of Reorganization.

     For          Against      Abstentions/Broker Non-Votes
-------------   -----------   -----------------------------
  87.77%            10.13%                 2.10%

IDEX PBHG Technology & Communications

Proposal 1: Approval of an Agreement and Plan of Reorganization.

     For         Against     Abstentions/Broker Non-Votes
-------------   ---------   -----------------------------
  83.63%           8.37%                 8.00%

IDEX Mutual Funds
Semi-Annual Report 2003

                             PBHG Mid Cap Growth 11

IDEX PIMCO Real Return TIPS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (133.8%)
  U.S. Treasury Inflation Index
    3.38%, due 01/15/2007                            $   7,510      $   8,180
    3.63%, due 01/15/2008                                3,399          3,759
    3.88%, due 01/15/2009                               11,608         13,040
    3.38%, due 01/15/2012                                  880            972
    3.00%, due 07/15/2012                                1,324          1,422
    3.88%, due 04/15/2029                                4,610          5,587
                                                                    ---------
Total U.S. Government Obligations (cost: $33,011)                      32,960
                                                                    ---------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.1%)
  U.S. Treasury Bill (a)
    1.11%, due 05/15/2003                                   30             30
                                                                    ---------
Total Short-Term U.S. Government Obligations
 (cost: $30)                                                               30
                                                                    ---------

COMMERCIAL PAPER (9.7%)
  Australia and New Zealand Banking
    Group Limited
    1.23%, due 07/22/2003                                  400            399
  Danske Corporation
    1.23%, due 07/28/2003                                  600            598
  Royal Bank of Scotland Group PLC (The)
    1.22%, due 07/16/2003                                  900            898
  Westpac Trust Securities NZ Ltd.
    1.18%, due 08/05/2003                                  500            498
                                                                    ---------
Total Commercial Paper (cost: $2,393)                                   2,393
                                                                    ---------
Total Investment Securities (cost: $35,434)                         $  35,383
                                                                    =========

                                                    Contracts (b)      Value
-------------------------------------------------------------------------------
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
  10-Year U.S. Treasury Note Future
    Call Strike $116.00
    Expires 08/23/2003                                       8      $      (8)
Put Options (0.0%)
  10-Year U.S. Treasury Note Future
    Put Strike $110.00
    Expires 08/23/2003                                       9             (4)
                                                                    ---------
Total Written Options (premium: $15)                                      (12)
                                                                    ---------
SUMMARY:
  Investments, at market value                           143.6%     $  35,383
  Written options                                          0.0%           (12)
  Liabilities in excess of other assets                  (43.6)%      (10,732)
                                                     ---------      ---------
  Net assets                                             100.0%     $  24,639
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) At April 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The market value of all securities segregated at April 30, 2003, is $30.

(b)  Contract amounts are not in thousands.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            PIMCO Real Return TIPS 1

IDEX PIMCO Real Return TIPS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $35,434)            $  35,383
  Cash                                                                    377
  Receivables:
     Shares of beneficial interest sold                                    33
     Interest                                                             285
     Due from investment adviser                                            1
                                                                    ---------
                                                                       36,079
                                                                    ---------
Liabilities:
  Investment securities purchased                                      11,408
  Accounts payable and accrued liabilities:
     Distribution fees                                                      9
     Transfer agent fees and expenses                                       1
  Written options (premium: $15)                                           12
  Other                                                                    10
                                                                    ---------
                                                                       11,440
                                                                    ---------
Net Assets                                                          $  24,639
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  24,826
  Undistributed net investment income (loss)                               85
  Accumulated net realized gain (loss) from investments,
     and options contracts                                               (224)
  Net unrealized appreciation (depreciation) of
     investments and options contracts                                    (48)
                                                                    ---------
Net Assets                                                          $  24,639
                                                                    =========
Shares Outstanding:
  Class A                                                               2,048
  Class B                                                                 139
  Class C                                                                  26
  Class L                                                                 282
  Class M                                                                  25
Net Asset Value Per Share:
  Class A                                                           $    9.78
  Class B                                                                9.77
  Class C                                                                9.77
  Class L                                                                9.77
  Class M                                                                9.77
Maximum Offering Price Per Share (1):
  Class A                                                           $   10.35
  Class M                                                                9.87

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
From March 1, 2003 to April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $     201
                                                                    ---------
Expenses:
  Management and advisory fees                                             19
  Transfer agent fees and expenses                                         20
  Custody fees                                                              1
  Administration fees                                                       5
  Registration fees                                                         5
  Professional fees                                                         3
  Other                                                                     2
  Distribution and service fees:
     Class A                                                                8
     Class B                                                                1
     Class C                                                               --
     Class L                                                                2
     Class M                                                               --
                                                                    ---------
  Total Expenses                                                           66
  Less reimbursements by the investment adviser                           (17)
                                                                    ---------
  Net Expenses                                                             49
                                                                    ---------
Net Investment Income (Loss)                                              152
                                                                    ---------
Net Realized Gain (Loss) on:
  Net investment securities                                              (224)
                                                                    ---------
Net Unrealized Appreciation (Depreciation) on:
  Net investment securities                                               (50)
  Net written options                                                       2
                                                                    ---------
                                                                          (48)
                                                                    ---------
Net Gain (Loss) on Investments and Options
  Contracts                                                              (272)
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $    (120)
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            PIMCO Real Return TIPS 2

IDEX PIMCO Real Return TIPS

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                                      April 30,
                                                                       2003 (a)
                                                                     (unaudited)
                                                                    -------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                                      $     152
  Net realized gain (loss) on investment
     securities and options contracts                                    (224)
  Net unrealized appreciation (depreciation)
     on investment securities and options
     contracts                                                            (48)
                                                                    ---------
                                                                         (120)
                                                                    ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                              (59)
     Class B                                                               (2)
     Class C                                                               --
     Class L                                                               (5)
     Class M                                                               (1)
                                                                    ---------
                                                                          (67)
                                                                    ---------
  From net realized gains:
     Class A                                                               --
     Class B                                                               --
     Class C                                                               --
     Class L                                                               --
     Class M                                                               --
                                                                    ---------
                                                                           --
                                                                    ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                                           25,253
     Class B                                                            1,357
     Class C                                                              262
     Class L                                                            2,767
     Class M                                                              260
                                                                    ---------
                                                                       29,899
                                                                    ---------
  Dividends and distributions reinvested:
     Class A                                                               59
     Class B                                                                2
     Class C                                                               --
     Class L                                                                5
     Class M                                                                1
                                                                    ---------
                                                                           67
                                                                    ---------
  Cost of shares redeemed:
     Class A                                                           (5,130)
     Class B                                                               --
     Class C                                                               --
     Class L                                                               --
     Class M                                                              (10)
                                                                    ---------
                                                                       (5,140)
                                                                    ---------
                                                                       24,826
                                                                    ---------
Net increase (decrease) in net assets                                  24,639
                                                                    ---------
Net Assets:
  Beginning of period                                                      --
                                                                    ---------
  End of period                                                     $  24,639
                                                                    =========
Undistributed Net Investment Income (Loss)                          $      85
                                                                    =========

Share Activity:
  Shares issued during the period:
     Class A                                                            2,568
     Class B                                                              139
     Class C                                                               26
     Class L                                                              282
     Class M                                                               26
                                                                    ---------
                                                                        3,041
                                                                    ---------
  Shares issued-reinvested from distributions:
     Class A                                                                6
     Class B                                                               --
     Class C                                                               --
     Class L                                                               --
     Class M                                                               --
                                                                    ---------
                                                                            6
                                                                    ---------
  Shares redeemed during the period:
     Class A                                                             (526)
     Class B                                                               --
     Class C                                                               --
     Class L                                                               --
     Class M                                                               (1)
                                                                    ---------
                                                                         (527)
                                                                    ---------
Net increase (decrease) in shares outstanding                           2,520
                                                                    =========

(a) Commenced operations on March 1, 2003

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            PIMCO Real Return TIPS 3

IDEX PIMCO Real Return TIPS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   10.00     $   0.07        $   (0.21)     $   (0.14)
--------------------------------------------------------------------------------
Class B   04/30/2003          10.00         0.05            (0.26)         (0.21)
--------------------------------------------------------------------------------
Class C   04/30/2003          10.00         0.07            (0.28)         (0.21)
--------------------------------------------------------------------------------
Class L   04/30/2003          10.00         0.06            (0.27)         (0.21)
--------------------------------------------------------------------------------
Class M   04/30/2003          10.00         0.08            (0.28)         (0.20)
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A    $   (0.08)     $  --     $   (0.08)     $   9.78
-----------------------------------------------------------
Class B        (0.02)        --         (0.02)         9.77
-----------------------------------------------------------
Class C        (0.02)        --         (0.02)         9.77
-----------------------------------------------------------
Class L        (0.02)        --         (0.02)         9.77
-----------------------------------------------------------
Class M        (0.03)        --         (0.03)         9.77
-----------------------------------------------------------

                                                                Ratios/Supplemental Data
                                        -------------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)      Portfolio
             Period          Total          Period      -----------------------      to Average        Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)      Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ------------
Class A   04/30/2003         (1.91)%       $ 20,021        1.65%        2.28%            5.38%           138.93%
---------------------------------------------------------------------------------------------------------------
Class B   04/30/2003         (2.07)           1,355        2.30         2.93             4.75            138.93
---------------------------------------------------------------------------------------------------------------
Class C   04/30/2003         (2.07)             258        2.30         2.93             4.75            138.93
---------------------------------------------------------------------------------------------------------------
Class L   04/30/2003         (2.07)           2,760        2.30         2.93             4.75            138.93
---------------------------------------------------------------------------------------------------------------
Class M   04/30/2003         (2.06)             245        2.20         2.83             4.84            138.93
---------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            PIMCO Real Return TIPS 4

IDEX PIMCO Real Return TIPS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the period ending 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g)   Commenced operations on March 1, 2003.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                            PIMCO Real Return TIPS 5

IDEX PIMCO Real Return TIPS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX PIMCO Real Return TIPS ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2003. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Class C and M shares are not available to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into option contracts to manage exposure to market or interest rate fluctuations. Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in market value of the securities held and the prices of options; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. The underlying face amounts of any open option contracts at April 30, 2003, are listed in the Schedule of Investments.

Transactions in written options were as follows:

                           Premium     Contracts*
                          ---------   -----------
Balance at 03/01/2003        $ --          --
Sales                          15          17
Closing Buys                   --          --
Expirations                    --          --
Exercised                      --          --
                             ----          --
Balance at 04/30/2003        $ 15          17
                             ====          ==

*Contracts not in thousands.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated rate:

  0.70% of ANA

IDEX Mutual Funds
Semi-Annual Report 2003

                            PIMCO Real Return TIPS 6

IDEX PIMCO Real Return TIPS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

  1.30% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter       $ 3
     Retained by Underwriter        --
     Contingent Sales Charges       --

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges of (not in thousands) $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $    --
  U.S. Government                                     76,327
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                     --
  U.S. Government                                     43,215

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   35,561
                                               ==========
Unrealized Appreciation                        $       23
Unrealized (Depreciation)                            (201)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $     (178)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                            PIMCO Real Return TIPS 7

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (5.0%)
  U.S. Treasury Bond
    6.25%, due 08/15/2023                            $   1,400      $   1,658
    5.50%, due 08/15/2028                                  700            761
  U.S. Treasury Inflation Index
    3.63%, due 01/15/2008                                1,133          1,253
    3.88%, due 04/15/2029                                  557            675
  U.S. Treasury Note (a)
    4.00%, due 11/15/2012                                1,000          1,012
                                                                    ---------
Total U.S. Government Obligations (cost: $5,209)                        5,359
                                                                    ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (24.0%)
  Fannie Mae
    5.00%, due 07/01/2018                                1,500          1,533
    4.55%, due 01/01/2028 (f)                              236            245
    6.00%, due 06/01/2033                                1,000          1,037
  Fannie Mae-Conventional Pool
    5.50%, due 12/01/2016                                  425            442
    5.50%, due 02/01/2017                                  395            411
    5.50%, due 03/01/2017                                   32             33
    5.50%, due 05/01/2017                                  405            422
    6.50%, due 07/01/2032                                  607            634
  Fannie Mae-July TBA
    5.50%, due 07/01/2033                                1,700          1,732
  Fannie Mae-May TBA
    5.50%, due 05/01/2018                                3,900          4,055
  Fannie Mae-Series 1999-13
    6.00%, due 09/25/2011                                   31             31
  Freddie Mac-Gold Pool
    6.50%, due 08/01/2032                                2,459          2,567
  Freddie Mac-May TBA
    6.00%, due 05/01/2033                                  150            156
  Freddie Mac-Series 2142
    6.50%, due 04/15/2029                                   26             28
  Freddie Mac-Series 2429
    6.00%, due 12/15/2028                                    4              4
  Freddie Mac-Series 2434 TA
    5.63%, due 07/15/2028                                  607            618
  Ginnie Mae
    6.50%, due 05/01/2033                                2,800          2,942
  Ginnie Mae-FHA/VA Pool
    6.50%, due 01/15/2030                                   46             48
    6.50%, due 06/15/2031                                1,624          1,708
    6.50%, due 04/15/2032                                1,617          1,701
    6.50%, due 07/15/2032                                  371            391
  Ginnie Mae-May TBA
    5.50%, due 05/01/2033                                5,000          5,161
  Ginnie Mae-Series 2002-40
    6.50%, due 06/20/2032                                   42             45
                                                                    ---------
Total U.S. Government Agency Obligations
 (cost: $25,696)                                                       25,944
                                                                    ---------
FOREIGN GOVERNMENT OBLIGATIONS (3.3%)
  Federal Republic of Germany-Series 130
    3.25%, due 02/17/2004                                  100            112
  Federative Republic of Brazil
    2.13%, due 04/15/2006 (f)                               96             90
   11.50%, due 03/12/2008                                   70             72
    2.19%, due 04/15/2009 (f)                              176            146
   11.00%, due 01/11/2012                                  100             97
    8.00%, due 04/15/2014 (f)                              517            451
    8.88%, due 04/15/2024                                  150            113
  Malaysia
    7.50%, due 07/15/2011                                   10             12
  Republic of Chile
    7.13%, due 01/11/2012                                  500            568
  Republic of Panama
    8.25%, due 04/22/2008                                   40             43
    9.63%, due 02/08/2011                                  230            263
    2.25%, due 07/17/2016 (f)                              172            144
    9.38%, due 01/16/2023                                  300            324
  Republic of Peru
    9.13%, due 02/21/2012                                  320            351
    9.88%, due 02/06/2015                                  300            337
    4.50%, due 03/07/2017 (f)                              150            123
  United Mexican States
    9.88%, due 02/01/2010                                  150            191
    6.38%, due 01/16/2013                                  150            157
                                                                    ---------
Total Foreign Government Obligations (cost: $3,153)                     3,594
                                                                    ---------
MORTGAGE-BACKED SECURITIES (6.2%)
  Amortizing Residential Collateral Trust (f)
    1.63%, due 06/25/2004                                  242            242
    1.59%, due 06/25/2032 (e)                              158            158
  Bank of America Mortgage
    Securities, Inc. (f)
    6.18%, due 07/25/2031                                   30             30
    5.77%, due 10/20/2032                                  638            652
  Bear Stearns Adjustable Rate
    Mortgage Trust (f)
    6.07%, due 06/25/2032                                   87             90
  CDC Mortgage Capital Trust (f)
    1.60%, due 01/25/2033                                  327            327
  Countrywide Home Loan Trust-
    Series 2002-1 (f)
    5.66%, due 03/19/2032                                  300            302
  Countrywide Home Loans, Inc. (f)
    4.98%, due 09/19/2032                                  532            541
  CS First Boston Mortgage
    Securities Corp. (e)
    1.75%, due 03/25/2032                                  259            256
    1.53%, due 03/28/2032 (f)                               24             24
    1.90%, due 09/27/2032 (f)                              670            670

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 PIMCO Total Return 1

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
  GSR Mortgage Loan Trust 2002-11F
    6.00%, due 07/25/2032                            $     396      $     402
  Home Equity Asset Trust (f)
    1.61%, due 11/25/2032                                  313            313
  Household Mortgage Loan Trust (f)
    1.64%, due 05/20/2032                                  207            207
  Merrill Lynch Mortgage Investors, Inc. (f)
    1.69%, due 09/25/2032                                   10             10
  PNC Mortgage Securtities Corp.
    6.30%, due 07/25/2029                                  352            354
  Sequoia Mortgage Funding
    Corporation-Series 10 (f)
    1.66%, due 10/20/2027                                  487            492
  Structured Asset Mortgage
    Investments Inc. (f)
    1.67%, due 09/19/2032                                  289            290
  Structured Asset Securities Corporation
    1.62%, due 10/25/2027 (f)                               72             70
    6.35%, due 09/25/2031                                  138            138
    6.50%, due 01/25/2032                                   28             28
    1.61%, due 01/25/2033 (f)                               70             69
  Washington Mutual (f)
    6.40%, due 10/19/2039                                  409            410
  Washington Mutual Mortgage Securities
    Corporation (f)
    6.01%, due 01/25/2031                                    6              6
    3.50%, due 12/25/2040                                  383            386
  Wells Fargo Mortgage Backed Securities
    Trust-Series 2002-E (f)
    5.16%, due 09/25/2032                                  204            209
                                                                    ---------
Total Mortgage-Backed Securities (cost: $6,680)                         6,676
                                                                    ---------
ASSET-BACKED SECURITIES (0.7%)
  Bear Stearns Asset Backed
    Securities, Inc. (f)
    1.65%, due 10/25/2032                                  258            258
  First Horizon Asset Securities Inc.
    7.00%, due 09/25/2030                                   16             16
  RACERS SER 1997-R-8-3-144A (e)(f)
    1.64%, due 08/15/2007                                  300            297
  Vanderbilt Acquistion Loan Trust
    3.28%, due 01/07/2013                                  192            194
                                                                    ---------
Total Asset-Backed Securities (cost: $762)                                765
                                                                    ---------
CORPORATE DEBT SECURITIES (31.1%)
Air Transportation (1.1%)
  Continental Airlines, Inc.
    7.06%, due 09/15/2009                                  400            342
  Delta Air Lines, Inc.
    7.57%, due 11/18/2010                                  100             97
    7.11%, due 09/18/2011                                  410            394
  UAL Corporation
    6.20%, due 09/01/2008                                  300            214
    6.60%, due 09/01/2013                                  130             91
Amusement & Recreation Services (1.4%)
  Disney (Walt) Company (The)
    5.13%, due 12/15/2003                                  800            818
  MGM MIRAGE
    6.95%, due 02/01/2005                                  150            156
    6.63%, due 02/01/2005                                   20             21
    8.50%, due 09/15/2010                                  470            526
  Station Casinos, Inc.
    8.38%, due 02/15/2008                                   10             11
Automotive (0.6%)
  DaimlerChrysler North America
    Holding Corporation
    7.75%, due 05/27/2003                                  600            602
    1.66%, due 08/16/2004 (f)                               50             50
Business Credit Institutions (2.3%)
  CIT Group, Inc. (The)
    2.66%, due 07/30/2004 (f)                              600            601
    6.00%, due 02/21/2012                                  180            201
    7.75%, due 04/02/2012 (a)                              100            116
  Ford Motor Credit Company
    1.61%, due 06/02/2003 (f)                              700            700
    7.50%, due 06/15/2003                                  500            502
    1.57%, due 04/26/2004 (f)                              200            196
    1.77%, due 07/18/2005 (f)                              100             94
  National Rural Utilities Cooperative
    Finance Corporation (f)
    2.32%, due 04/26/2004                                  100            101
Business Services (0.9%)
  Clear Channel Communications, Inc.
    7.25%, due 09/15/2003                                  750            763
    7.25%, due 10/15/2027                                  150            168
Commercial Banks (2.2%)
  Citigroup Inc.
    5.63%, due 08/27/2012                                  220            237
    5.88%, due 02/22/2033                                  400            411
  HSBC Capital Funding LP-144A (f)
   10.18%, due 12/31/2049                                  150            226
  KBC Bank Fund Trust III-144A
    9.86%, due 11/29/2049                                   15             19
  Morgan Chase & Co. (J.P.)
    6.63%, due 03/15/2012                                  800            902
    5.30%, due 03/01/2013                                  460            477
  Popular, Inc. (f)
    2.94%, due 10/15/2003                                  100            100

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                 PIMCO Total Return 2

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Communication (1.6%)
  Continential Cablevision, Inc.
    8.30%, due 05/15/2006                            $     100      $     113
  Cox Communications, Inc.
    6.15%, due 08/01/2003                                  700            701
  CSC Holdings, Inc.
    7.63%, due 04/01/2011                                  150            158
  Rogers Cablesystems Ltd.
   10.00%, due 03/15/2005                                   10             11
  TCI Communications, Inc.
    6.38%, due 05/01/2003                                  600            600
    8.65%, due 09/15/2004                                  100            108
Electric Services (3.0%)
  AEP Texas Central Co.-144A
    6.65%, due 02/15/2033                                  570            615
  Entergy Gulf States, Inc.-144A(f)
    2.64%, due 09/01/2004                                  500            499
  FirstEnergy Corp.
    7.38%, due 06/01/2003                                  600            603
  Florida Power Corporation
    4.80%, due 03/01/2013                                  450            458
  IPALCO Enterprises, Inc. (j)
    8.38%, due 11/14/2008                                   10             11
  Oncor Electric Delivery Company-144A
    6.38%, due 01/15/2015                                  170            190
  Progress Energy, Inc.
    6.55%, due 03/01/2004                                  600            623
  PSEG Power LLC
    6.95%, due 06/01/2012                                  210            240
Electric, Gas & Sanitary Services (0.3%)
  Niagara Mohawk Power Corporation
    7.38%, due 07/01/2003                                   15             15
    7.75%, due 10/01/2008                                  250            295
Electronic Components & Accessories (0.2%)
  Tyco International Group SA (a)
    6.38%, due 10/15/2011                                  200            197
Environmental Services (0.8%)
  Waste Management, Inc.
    6.38%, due 12/01/2003                                  100            102
    7.38%, due 08/01/2010                                  200            233
    6.38%, due 11/15/2012                                   75             83
    7.10%, due 08/01/2026                                  400            446
Food Stores (1.1%)
  Kroger Co. (The)
    6.20%, due 06/15/2012                                  500            538
  Safeway Inc.
    3.63%, due 11/05/2003                                  700            704
Gas Production & Distribution (0.5%)
  El Paso Corporation
    7.75%, due 01/15/2032                                  125             99
  Sonat Inc.
    7.63%, due 07/15/2011                                  370            322
  Southern Natural Gas Company
    8.00%, due 03/01/2032                                  100            102
General Obligation-County (0.4%)
  Cook County, Illinois Public
    Improvement,
    General Obligation Bonds,
    5.13%, due 11/15/2026                                  450            462
Health Services (0.7%)
  HCA Inc.
    6.87%, due 09/15/2003                                  600            608
  HEALTHSOUTH Corporation (a)
    8.38%, due 10/01/2011                                   10              6
    7.63%, due 06/01/2012                                  250            159
Hotels & Other Lodging Places (1.0%)
  Harrah's Operating Company, Inc.
    7.50%, due 01/15/2009                                   10             11
  Hilton Hotels Corporation
    7.00%, due 07/15/2004                                  150            153
  Park Place Entertainment Corporation
    7.95%, due 08/01/2003                                  300            304
    7.50%, due 09/01/2009                                  350            372
  Starwood Hotels & Resorts
    Worldwide, Inc
    6.75%, due 11/15/2003                                   10             10
    7.88%, due 05/01/2012                                  200            209
Insurance (0.3%)
  Travelers Property Casualty Corp.-144A
    5.00%, due 03/15/2013                                  195            199
    6.38%, due 03/15/2033                                  100            106
Lumber & Wood Products (0.0%)
  Weyerhaeuser Company (f)
    2.54%, due 09/15/2003                                   10             10
Motion Pictures (0.3%)
  AOL Time Warner Inc.
    8.11%, due 08/15/2006                                  200            223
    6.88%, due 05/01/2012                                   20             22
    7.63%, due 04/15/2031                                   60             66
Oil & Gas Extraction (1.2%)
  Dynegy Holdings Inc. (a)
    8.75%, due 02/15/2012                                  200            190
  Kerr-McGee Corporation-144A (f)
    2.04%, due 06/28/2004                                   25             25

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                              PIMCO Total Return 3

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Oil & Gas Extraction (continued)
  Pemex Project Funding Master Trust
    9.13%, due 10/13/2010                            $     400      $     480
    7.38%, due 12/15/2014 (a)                              325            353
  Pemex Project Funding Master
    Trust-144A
    8.63%, due 02/01/2022                                  250            278
Paper & Allied Products (0.0%)
  Bowater Canada Finance
    Corporation-144A
    7.95%, due 11/15/2011                                   10             10
Personal Credit Institutions (2.2%)
  General Electric Capital Corporation
    5.45%, due 01/15/2013                                  850            903
  General Motors Acceptance Corporation (f)
    1.68%, due 08/04/2003                                  300            300
    2.75%, due 10/16/2003                                  500            502
    2.05%, due 01/20/2004                                  400            399
  Household Finance Corporation (f)
    2.56%, due 03/11/2004                                  320            323
Radio & Television Broadcasting (0.2%)
  British Sky Broadcasting Group PLC
    8.20%, due 07/15/2009                                   50             57
  Turner Broadcasting System, Inc.
    7.40%, due 02/01/2004                                  200            205
Railroads (0.4%)
  Norfolk Southern Corporation
    2.04%, due 02/28/2005 (f)                              100            100
    6.75%, due 02/15/2011                                  270            308
Revenue-Tobacco (0.3%)
  Tobacco Settlement Financing
    Corporation, Revenue Bonds
    6.38%, due 06/01/2032                                  420            373
Revenue-Utilities (0.4%)
  San Antonio, Texas Water Utility
    Improvements, Revenue Bond
    5.00%, due 05/15/2032                                  450            457
Security & Commodity Brokers (1.3%)
  Bear Stearns Companies Inc. (The)
    7.63%, due 12/07/2009                                  180            215
  Credit Suisse First Boston (USA), Inc.
    4.63%, due 01/15/2008                                  325            341
  Goldman Sachs Group, Inc. (The)
    4.13%, due 01/15/2008                                  325            335
    5.70%, due 09/01/2012 (a)                              500            533
Telecommunications (5.3%)
  AT&T Corp. (k)
    7.00%, due 11/15/2006                                  150            161
    7.80%, due 11/15/2011                                  300            329
  AT&T Wireless Services, Inc.
    8.13%, due 05/01/2012                                  500            588
  BT Group PLC (f) (i)
    2.55%, due 12/15/2003                                  900            904
  Cingular Wireless
    6.50%, due 12/15/2011                                  180            201
  Deutsche Telekom AG (g)
    8.25%, due 06/15/2005                                  205            228
  Deutsche Telekom International
    Finance BV (g)
    8.50%, due 06/15/2010                                  150            181
  France Telecom (h)
    9.25%, due 03/01/2011                                   10             12
   10.00%, due 03/01/2031 (a)                              600            798
  Qwest Corporation
    7.63%, due 06/09/2003                                   50             50
    6.88%, due 09/15/2033                                  200            172
  Qwest Corporation-144A
    8.88%, due 03/15/2012                                  200            219
  Sprint Capital Corporation
    5.70%, due 11/15/2003                                  250            254
    6.88%, due 11/15/2028                                  560            518
  Sprint Capital Corporation-144A
    8.75%, due 03/15/2032                                  110            120
  Verizon Global Funding Corp.
    6.13%, due 06/15/2007                                  325            362
  Verizon Wireless Capital LLC (f)
    1.66%, due 12/17/2003                                  600            600
  WorldCom, Inc.-WorldCom Group (d)
    7.38%, due 01/15/2049                                   10              3
Tobacco Products (0.9%)
  R.J. Reynolds Tobacco Holdings, Inc.
    7.38%, due 05/15/2003                                  960            957
Transportation & Public Utilities (0.2%)
  CMS Panhandle Holdings, LLC
    6.50%, due 07/15/2009                                  190            194
                                                                    ---------
Total Corporate Debt Securities (cost: $32,291)                        33,660
                                                                    ---------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (16.0%)
  Fannie Mae
    1.23%, due 06/12/2003                               10,000          9,987
    1.24%, due 06/24/2003                                2,000          1,996
    1.23%, due 07/01/2003                                1,000            998
  Freddie Mac
    1.22%, due 06/05/2003                                  700            699
    1.24%, due 06/16/2003                                  600            599
    1.23%, due 06/24/2003                                2,000          1,996
    1.23%, due 06/24/2003                                  100            100
    1.18%, due 09/12/2003                                  600            597
  U.S. Treasury Bill (c)
    1.15%, due 05/08/2003                                  325            325
    1.15%, due 05/15/2003                                   20             20
    1.16%, due 05/15/2003                                   10             10
                                                                    ---------
Total Short-Term U.S. Government Obligations
 (cost: $17,327)                                                       17,327
                                                                    ---------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                              PIMCO Total Return 4

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
COMMERCIAL PAPER (27.5%)
  Australia and New Zealand Banking
    Group Limited
    1.23%, due 07/22/2003                            $     500      $     499
  Barclays U.S. Funding Corporation
    1.26%, due 05/28/2003                                4,900          4,895
  Danske Corporation
    1.24%, due 07/14/2003                                1,400          1,396
    1.23%, due 07/28/2003                                1,600          1,595
  HBOS Treasury Services PLC
    1.26%, due 05/23/2003                                5,000          4,996
    1.21%, due 07/02/2003                                  500            499
  Lloyds TSB Group PLC
    1.24%, due 07/29/2003                                2,000          1,994
  Rabobank Nederland
    1.23%, due 05/05/2003                                5,500          5,500
  Royal Bank of Scotland Group PLC (The)
    1.22%, due 07/16/2003                                1,000            997
  Svenska Handelsbanken AB
    1.24%, due 06/26/2003                                  300            299
    1.24%, due 07/02/2003                                  800            798
  UBS Finance (Delaware) LLC
    1.24%, due 05/21/2003                                1,500          1,499
  Westpac Banking Corporation
    1.20%, due 07/09/2003                                4,800          4,789
                                                                    ---------
Total Commercial Paper (cost: $29,756)                                 29,756
                                                                    ---------
SECURITY LENDING COLLATERAL (3.0%)
Bank Notes (0.2%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                                  188            188
Euro Dollar Overnight (0.3%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  128            128
  BNP Paribas SA
    1.24%, due 05/06/2003                                   60             60
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  150            150
Euro Dollar Term (0.9%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  300            300
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                   75             75
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   23             23
    1.26%, due 06/24/2003                                  150            150
  Danske Bank A/S
    1.25%, due 05/07/2003                                  188            188
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                   75             75
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  188            188
Medium Term Notes (0.1%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  113            113
Money Market Funds (1.2%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                   601            601
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                   713            713
Promissory Notes (0.2%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  263            263
Repurchase Agreements (0.1%)
  Merrill Lynch & Co., Inc. (b)
    1.42%, due 05/01/2003                                   75             75
                                                                    ---------
Total Security Lending Collateral (cost: $3,290)                        3,290
                                                                    ---------
Total Investment Securities (cost: $124,164)                        $ 126,371
                                                                    =========

                                                     Notional
                                                      Amount          Value
-------------------------------------------------------------------------------
WRITTEN SWAPTIONS (-0.2%)
Covered Call Swaptions (-0.2%)
  LIBOR Rate Swaption (e) (l)
    Call Strike 3.00%,
    Expires 11/12/2003                               $   5,200      $     (32)
  LIBOR Rate Swaption (e) (l)
    Call Strike 3.25%,
    Expires 03/03/2004                                   5,100            (50)
  LIBOR Rate Swaption (e) (l)
    Call Strike 4.00%,
    Expires 03/03/2004                                   4,700            (63)
  LIBOR Rate Swaption (e) (l)
    Call Strike 4.00%,
    Expires 01/07/2005                                     900            (16)
  LIBOR Rate Swaption (e) (l)
    Call Strike 4.00%,
    Expires 01/07/2005                                     900            (16)
Put Swaptions (0.0%)
  LIBOR Rate Swaption (e) (m)
    Put Strike 5.50%,
    Expires 06/18/2003                                   4,700            (j)
  LIBOR Rate Swaption (e) (m)
    Put Strike 7.00%,
    Expires 01/07/2005                                   1,900            (14)
                                                                    ---------
Total Written Swaptions (premium: $323)                             $    (191)
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                              PIMCO Total Return 5

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Contracts       Value
-------------------------------------------------------------------------------
WRITTEN OPTIONS (0.0%)
Covered Call Options (0.0%)
  U.S. Treasury Note Future
    Call Strike $116.00,
    Expires 05/24/2003                                      25      $      (9)
                                                                    ---------
Total Written Options (premium: $19)                                $      (9)
                                                                    =========
SUMMARY:
  Investments, at market value                           116.8%     $ 126,371
  Written swaptions                                       (0.2)%         (191)
  Written options                                          0.0%            (9)
  Liabilities in excess of other assets                  (16.6)%      (17,997)
                                                     ---------      ---------
  Net assets                                             100.0%     $ 108,174
                                                     =========      =========

SWAP AGREEMENTS:
----------------------------------------------------------------------------------
                                                                    Net Unrealized
                                        Expiration     Notional      Appreciation
                                           Date         Amount      (Depreciation)
----------------------------------------------------------------------------------
Receive a fixed rate equal to 5.00%
and pay floating rate based on
3-month LIBOR.
Counterparty: Merrill Lynch &
Co., Inc.                              06/18/2003        1,100              8
Receive a fixed rate equal to 4.00%
and pay floating rate based on
6-month British Pound-- LIBOR.
Counterparty: Morgan Stanley
Dean Witter                            03/17/2004       99,000            (21)
Receive a fixed rate equal to 4.00%
and pay floating rate based on
6-month Euro-- LIBOR.
Counterparty: J.P. Morgan
Chase & Co.                            03/15/2005        3,200              9
Receive a fixed rate equal to 1.31%
and the Fund will pay to the
counterparty at par in the event of
default of United Mexican States,
11.50%, due 05/15/2026.
Counterparty: Goldman Sachs & Co.      01/29/2005          200              2
                                                     ---------      ---------
                                                     $ 103,500      $      (2)
                                                     =========      =========

FORWARD FOREIGN CURRENCY CONTRACTS:
----------------------------------------------------------------------------------
                                                Amount in       Net Unrealized
                   Bought      Settlement      U.S. Dollars      Appreciation
Currency           (Sold)         Date        Bought (Sold)     (Depreciation)
------------------------------------------------------------------------------
Euro Dollar          (8)      05/01/2003         $    (9)          $    0
Euro Dollar        (299)      05/15/2003            (322)             (12)
                                                 -------           ------
                                                 $  (331)          $  (12)
                                                 =======           ======

FUTURES CONTRACTS:
----------------------------------------------------------------------------------
                                                                  Net Unrealized
                                          Settlement               Appreciation
                              Contracts      Date        Amount   (Depreciation)
--------------------------------------------------------------------------------
Euro-BOBL (o)                22          06/10/2003    $  2,741       $ (19)
Euro-BUND (p)                33          06/10/2003       4,224         (39)
U.S. Treasury Long Bond      26          06/30/2003       2,965          (6)
10-Year U.S. Treasury Note   69          06/30/2003       7,944          (3)
                                                       --------       -----
                                                       $ 17,874       $ (67)
                                                       ========       =====

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                              PIMCO Total Return 6

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   At April 30, 2003, all or a portion of this security is on loan (see Note
      1). The market value at April 30, 2003, of all securities on loan is $3,213.

(b) Cash collateral for Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $77.

(c) At April 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures and option contracts. The market value of all securities segregated at April 30, 2003, is $355.

(d) WorldCom, Inc.-WorldCom Group is currently in default on interest payments.

(e) Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

(f)   Floating or variable rate note. Rate is listed as of April 30, 2003.

(g) Securities are stepbonds. Coupon steps up by 50BP if rating is downgraded below Standard and Poor's or Moody's single A rating. Coupon steps down by 50BP if rating is raised above Standard and Poor's or Moody's BBB/Baa rating.

(h) Securities are stepbonds. Coupon steps up or down by 25BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch below A-/A3.

(i) Securities are stepbonds. Current coupon rate is 3-month U.S. LIBOR (London Interbank Offer Rate) plus 129.5 BP. Coupon steps up or down by 25BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch below A-/A3.

(j) Securities are stepbonds. Coupon steps up by 50BP if rating is decreased below Standard and Poor's or Moody's BBB-/Baa3 rating.

(k) Securities are stepbonds. Coupon steps up or down by 25BP for each rating upgrade or downgrade by Standard and Poor's or Moody's for each notch below BBB+/A3.

(l) An option on an interest rate swap. If exercised, the fund will pay the strike rate in order to receive the 3 Month LIBOR (London Interbank Offer
      Rate).

(m) An option on an interest rate swap. If exercised, the fund will pay the 3 Month LIBOR (London Interbank Offer Rate) in order to receive the strike rate.

(n)   Market value is less than $1.

(o)   Notional medium-term debt instrument issued by the German Federal
      Government.

(p)   Notional long-term debt instrument issued by the German Federal
      Government.

DEFINITIONS:

TBA Mortgage-backed securities traded under delayed delivery commitments. Income on TBA's are not earned until settlement date.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                              PIMCO Total Return 7

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $124,164)
     (including $3,213 of securities loaned)                        $ 126,371
  Cash                                                                    556
  Foreign cash (cost: $249)                                               257
  Receivables:
     Investment securities sold                                         4,105
     Shares of beneficial interest sold                                   527
     Interest                                                             723
  Swap premiums paid                                                      115
  Variation Margin                                                         85
  Other                                                                     6
  Unrealized appreciation on swaps                                         19
                                                                    ---------
                                                                      132,764
                                                                    ---------
Liabilities:
  Investment securities purchased                                      20,577
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                               316
     Management and advisory fees                                          60
     Distribution fees                                                     67
     Transfer agent fees and expenses                                      26
  Payable for securities on loan                                        3,290
  Unrealized depreciation on forward
     foreign currency contracts                                            12
  Written options and swaptions (premium: $342)                           200
  Swap premiums received                                                    1
  Unrealized depreciation on swaps                                         21
  Other                                                                    20
                                                                    ---------
                                                                       24,590
                                                                    ---------
Net Assets                                                          $ 108,174
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 104,052
  Undistributed net investment income (loss)                              101
  Undistributed net realized gain (loss) from investments,
     futures/options/swaption contracts, swaps, and foreign
     currency transactions                                              1,756
  Net unrealized appreciation (depreciation) of investments, futures/options/swaption contracts, swaps, and on
     translation of assets and liabilities in foreign currencies        2,265
                                                                    ---------
Net Assets                                                          $ 108,174
                                                                    =========
Shares Outstanding:
  Class A                                                               3,992
  Class B                                                               4,085
  Class C                                                               1,264
  Class L                                                                 462
  Class M                                                                 432
Net Asset Value Per Share:
  Class A                                                           $   10.57
  Class B                                                               10.57
  Class C                                                               10.57
  Class L                                                               10.57
  Class M                                                               10.57
Maximum Offering Price Per Share (1):
  Class A                                                           $   11.10
  Class M                                                               10.68

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $   2,154
  Income from loaned securities-net                                         5
                                                                    ---------
                                                                        2,159
                                                                    ---------
Expenses:
  Management and advisory fees                                            368
  Transfer agent fees and expenses                                         78
  Custody fees                                                             30
  Administration fees                                                      14
  Registration fees                                                        52
  Trustees fees and expenses                                                4
  Professional fees                                                        15
  Other                                                                    12
  Distribution and service fees:
     Class A                                                               85
     Class B                                                              185
     Class C                                                               64
     Class L                                                               12
     Class M                                                               20
                                                                    ---------
  Total Expenses                                                          939
  Less reimbursements by the investment adviser                            (6)
                                                                    ---------
  Net Expenses                                                            933
                                                                    ---------
Net Investment Income (Loss)                                            1,226
                                                                    ---------
Net Realized Gain (Loss):
  Net investment securities                                               987
  Net futures contracts                                                   817
  Net written options                                                      29
  Net swap agreements                                                     (22)
  Net foreign currency transactions                                        32
                                                                    ---------
                                                                        1,843
                                                                    ---------
Net Unrealized Appreciation (Depreciation) :
  Net investment securities                                             2,163
  Net futures contracts                                                  (273)
  Net written options                                                     124
  Net swap agreements                                                      (2)
  Net translation of assets and liabilities
     denominated in foreign currency                                       (6)
                                                                    ---------
                                                                        2,006
                                                                    ---------
Net Gain (Loss) on Investments, Futures/Options
  Contracts and Foreign Currency Transactions                           3,849
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   5,075
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                              PIMCO Total Return 8

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)      2002 (a)
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $   1,226      $     455
  Net realized gain (loss) on investment
     securities, futures/options/swaption
     contracts, swaps, and foreign currency
     transactions                                        1,843          1,261
  Net unrealized appreciation (depreciation)
     on investment securities, futures/option/
     swaption contracts, swaps, and foreign
     currency translation                                2,006            259
                                                     ---------      ---------
                                                         5,075          1,975
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                              (659)          (205)
     Class B                                              (372)          (100)
     Class C                                              (130)           (38)
     Class L                                               (22)            --
     Class M                                               (48)           (17)
                                                     ---------      ---------
                                                        (1,231)          (360)
                                                     ---------      ---------
  From net realized gains:
     Class A                                              (659)            --
     Class B                                              (450)            --
     Class C                                              (163)            --
     Class L                                               (16)            --
     Class M                                               (60)            --
                                                     ---------      ---------
                                                        (1,348)            --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            31,660         44,137
     Class B                                            17,253         33,741
     Class C                                             4,514         13,400
     Class L                                             5,283             --
     Class M                                               955          5,159
                                                     ---------      ---------
                                                        59,665         96,437
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                             1,238            199
     Class B                                               676             82
     Class C                                               255             33
     Class L                                                37             --
     Class M                                               104             16
                                                     ---------      ---------
                                                         2,310            330
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                           (32,578)        (4,312)
     Class B                                            (6,573)        (3,479)
     Class C                                            (3,390)        (1,984)
     Class L                                              (500)            --
     Class M                                              (932)          (931)
                                                     ---------      ---------
                                                       (43,973)       (10,706)
                                                     ---------      ---------
                                                        18,002         86,061
                                                     ---------      ---------
Net increase (decrease) in net assets                   20,498         87,676
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   87,676             --
                                                     ---------      ---------
  End of period                                      $ 108,174      $  87,676
                                                     =========      =========
Undistributed Net Investment Income (Loss)           $     101      $     106
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             3,042          4,358
     Class B                                             1,655          3,331
     Class C                                               433          1,323
     Class L                                               506             --
     Class M                                                91            510
                                                     ---------      ---------
                                                         5,727          9,522
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                               119             20
     Class B                                                65              8
     Class C                                                25              3
     Class L                                                 4             --
     Class M                                                10              2
                                                     ---------      ---------
                                                           223             33
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                            (3,120)          (427)
     Class B                                              (630)          (344)
     Class C                                              (325)          (195)
     Class L                                               (48)            --
     Class M                                               (89)           (92)
                                                     ---------      ---------
                                                        (4,212)        (1,058)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            1,738          8,497
                                                     =========      =========

(a) Commenced operations on March 1, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                              PIMCO Total Return 9

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   10.32     $   0.14         $   0.39       $   0.53
          10/31/2002          10.00         0.13             0.28           0.41
--------------------------------------------------------------------------------
Class B   04/30/2003          10.32         0.10             0.40           0.50
          10/31/2002          10.00         0.09             0.29           0.38
--------------------------------------------------------------------------------
Class C   04/30/2003          10.32         0.10             0.40           0.50
          10/31/2002          10.00         0.09             0.29           0.38
--------------------------------------------------------------------------------
Class L   04/30/2003          10.38         0.09             0.35           0.44
--------------------------------------------------------------------------------
Class M   04/30/2003          10.32         0.11             0.39           0.50
          10/31/2002          10.00         0.11             0.27           0.38
--------------------------------------------------------------------------------

              For a share of beneficial interest outstanding
                         throughout each period
          ------------------------------------------------------
                        Distributions
          -----------------------------------------
                                                      Net Asset
            From Net     From Net                      Value,
           Investment    Realized        Total           End
             Income        Gains     Distributions    of Period
          ------------ ------------ --------------- ------------
Class A    $   (0.14)   $   (0.14)    $   (0.28)     $   10.57
               (0.09)          --         (0.09)         10.32
--------------------------------------------------------------
Class B        (0.11)       (0.14)        (0.25)         10.57
               (0.06)          --         (0.06)         10.32
--------------------------------------------------------------
Class C        (0.11)       (0.14)        (0.25)         10.57
               (0.06)          --         (0.06)         10.32
--------------------------------------------------------------
Class L        (0.11)       (0.14)        (0.25)         10.57
--------------------------------------------------------------
Class M        (0.11)       (0.14)        (0.25)         10.57
               (0.06)          --         (0.06)         10.32
--------------------------------------------------------------

                                                                Ratios/Supplemental Data
                                        -------------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)      Portfolio
             Period          Total          Period      -----------------------      to Average        Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)      Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ------------
Class A   04/30/2003          5.26%        $ 42,199        1.43%        1.43%            2.68%           155.43%
          10/31/2002          4.13           40,767        1.65         1.81             2.28            240.42
---------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          4.91           43,171        2.08         2.08             2.03            155.43
          10/31/2002          3.80           30,909        2.30         2.46             1.63            240.42
---------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          4.91           13,353        2.08         2.08             2.03            155.43
          10/31/2002          3.80           11,667        2.30         2.46             1.63            240.42
---------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          4.30            4,885        2.08         2.08             2.03            155.43
---------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          4.96            4,566        1.98         1.98             2.13            155.43
          10/31/2002          3.85            4,333        2.20         2.36             1.73            240.42
---------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             PIMCO Total Return 10

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX PIMCO Total Return ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             PIMCO Total Return 11

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX PIMCO Total Return ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

TBA purchase commitments: The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under Security Valuations. TBA purchase commitments are included in the Schedule of Investments.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value in the Statement of Assets and Liabilities and remain in the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

IDEX Mutual Funds
Semi-Annual Report 2003

                             PIMCO Total Return 12

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gains or losses from investments. Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received. Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Open forward currency contracts at April 30, 2003, are listed in the Schedule of Investments.

Swap Agreements: The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to interest rates and credit risk. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of interest income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. Open Swap Agreements at April 30, 2003, are listed in the Schedule of Investments.

Futures, options and swaptions contracts: The Fund may enter into futures and/or options contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with futures contracts and options are imperfect correlation between the change in market value of the securities held and the prices of futures contracts and options; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

The Fund is authorized to write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Fund represents an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call option is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When a portfolio writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in options in the Statement of Assets and Liabilities. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the portfolio as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts

IDEX Mutual Funds
Semi-Annual Report 2003

                             PIMCO Total Return 13

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, the portfolio enters into swaption contracts with counterparties whose creditworthiness has been approved by the Board of Trustees. The portfolio bears the market risk arising from any changes in index values or interest rates.

The underlying face amounts of open futures, option, and swaption contracts at April 30, 2003, are listed in the Schedule of Investments. The variation margin receivable is included in the accompanying Statement of Assets and Liabilities. Variation margin represents excess deposits made in order to maintain the equity account at the required margin level.

Transactions in written options and swaptions were as follows:

                           Premium       Contracts*
                          ---------   ---------------
Balance at 10/31/2002      $  72             113
Sales                        434      33,200,025
Closing Buys                 (92)     (9,800,000)
Expirations                  (72)           (113)
                           -----      ----------
Balance at 04/30/2003      $ 342      23,400,025
                           =====      ==========

*Contracts not in thousands. The Contract Balance as of 04/30/03, includes $23,400,000 Notional Amount of Swaption Contracts.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

  0.70% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

  1.30% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 114
     Retained by Underwriter         16
     Contingent Sales Charges        61

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

IDEX Mutual Funds
Semi-Annual Report 2003

                             PIMCO Total Return 14

IDEX PIMCO Total Return

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $  19,626
  U.S. Government                                      116,947
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                   29,450
  U.S. Government                                      122,830

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  124,175
                                               ==========
Unrealized appreciation                        $    2,406
Unrealized (Depreciation)                            (210)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $    2,196
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                             PIMCO Total Return 15

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (100.3%) (b)
Aerospace (1.1%)
  Boeing Company (The)                                   6,500      $     177
  Goodrich Corporation                                     900             13
  Lockheed Martin Corporation                            3,500            175
  Northrop Grumman Corporation                           1,435            126
  Textron Inc.                                           1,000             29
  United Technologies Corporation                        3,700            229
Air Transportation (0.4%)
  Delta Air Lines, Inc.                                    900             12
  FedEx Corporation                                      2,300            138
  Southwest Airlines Co.                                 6,100             97
Amusement & Recreation Services (0.5%)
  Disney (Walt) Company (The)                           15,600            291
  Harrah's Entertainment, Inc. (a)                         900             35
Apparel & Accessory Stores (0.4%)
  Gap, Inc. (The)                                        6,900            115
  Limited, Inc. (The)                                    4,100             60
  Nordstrom, Inc.                                        1,000             17
  TJX Companies, Inc. (The)                              4,100             79
Apparel Products (0.2%)
  Cintas Corporation                                     1,300             47
  Jones Apparel Group, Inc. (a)                          1,000             29
  Liz Claiborne, Inc.                                      800             26
  V.F. Corporation                                         900             35
Auto Repair, Services & Parking (0.0%)
  Ryder System, Inc.                                       500             12
Automotive (1.0%)
  Dana Corporation                                       1,100             10
  Delphi Corporation                                     4,400             37
  Ford Motor Company                                    14,000            144
  General Motors Corporation                             4,400            159
  Harley-Davidson, Inc.                                  2,300            102
  Honeywell International Inc.                           6,500            153
  Navistar International Corporation (a)                   500             14
  PACCAR Inc.                                              900             53
  Visteon Corporation                                    1,000              7
Automotive Dealers & Service Stations (0.1%)
  AutoNation, Inc. (a)                                   2,450             34
  AutoZone, Inc. (a)                                       800             65
Beverages (2.7%)
  Anheuser-Busch Companies, Inc.                         6,600            329
  Brown-Forman Corporation-Class B                         600             46
  Coca-Cola Company (The)                               19,200            776
  Coca-Cola Enterprises Inc.                             3,500             68
  Coors (Adolph) Company                                   300             16
  Pepsi Bottling Group, Inc. (The)                       2,100             43
  PepsiCo, Inc.                                         13,300            576
Business Services (1.3%)
  Clear Channel Communications, Inc. (a)                 4,600            180
  eBay Inc. (a)                                          2,400            223
  Equifax Inc.                                           1,100             26
  First Data Corporation                                 5,900            231
  Hudson Highland Group, Inc. (a)                           67              1
  Interpublic Group of Companies, Inc. (The)             2,900             33
  Moody's Corporation                                    1,200             58
  Omnicom Group, Inc.                                    1,500             93
  Robert Half International Inc. (a)                     1,300             21
  TMP Worldwide Inc.                                       900             15
Chemicals & Allied Products (3.5%)
  Air Products and Chemicals, Inc.                       1,700             73
  Avon Products, Inc.                                    1,800            105
  Clorox Company (The)                                   1,600             72
  Colgate-Palmolive Company                              4,200            240
  Dow Chemical Company (The)                             7,100            232
  du Pont (E.I.) de Nemours and Company                  7,800            332
  Eastman Chemical Company                                 600             18
  Ecolab Inc.                                            1,000             51
  Great Lakes Chemical Corporation                         400             10
  Hercules Incorporated (a)                                900              9
  International Flavors & Fragrances Inc.                  800             25
  Monsanto Company                                       1,971             34
  PPG Industries, Inc.                                   1,300             63
  Praxair, Inc.                                          1,300             76
  Procter & Gamble Company (The)                        10,100            906
  Rohm and Haas Company                                  1,600             53
  Sherwin-Williams Company (The)                         1,200             33
  Sigma-Aldrich Corporation                                600             30
Commercial Banks (10.0%)
  AmSouth Bancorporation                                 2,700             57
  Bank of America Corporation                           11,600            858
  Bank of New York Company, Inc. (The)                   5,600            148
  Bank One Corporation                                   9,000            324
  BB&T Corporation                                       3,700            121
  Citigroup Inc.                                        39,700          1,558
  Comerica Incorporated                                  1,400             61
  Concord EFS, Inc. (a)                                  4,000             55
  Fifth Third Bancorp                                    4,500            222
  First Tennessee National Corporation                     900             39
  FleetBoston Financial Corporation                      8,200            217
  Huntington Bancshares Incorporated                     1,800             35
  KeyCorp                                                3,200             77
  Marshall & Ilsley Corporation                          1,600             47

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Protected Principal Stock 1

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Commercial Banks (continued)
  MBNA Corporation                                      10,000      $     189
  Mellon Financial Corporation                           3,300             87
  Morgan Chase & Co. (J.P.)                             15,400            452
  National City Corporation                              4,600            138
  North Fork Bancorporation, Inc.                        1,200             39
  Northern Trust Corporation                             1,600             56
  PNC Financial Services Group, Inc. (The)               2,200             97
  Providian Financial Corporation (a)                    2,200             16
  Regions Financial Corporation                          1,600             54
  SouthTrust Corporation                                 2,700             73
  State Street Corporation                               2,500             88
  SunTrust Banks, Inc.                                   2,200            126
  Synovus Financial Corp.                                2,300             45
  U.S. Bancorp                                          14,700            326
  Union Planters Corporation                             1,500             43
  Wachovia Corporation                                  10,500            401
  Wells Fargo & Company                                 13,000            627
  Zions Bancorporation                                     800             39
Communication (1.7%)
  Comcast Corporation-Class A (a)                       17,819            569
  Viacom, Inc.-Class B (a)                              13,600            590
Communications Equipment (0.8%)
  ADC Telecommunications, Incorporated (a)               6,300             15
  Avaya Inc. (a)                                         2,700             11
  Ciena Corporation (a)                                  3,300             16
  Comverse Technology, Inc. (a)                          1,500             20
  Corning Incorporated (a)                               8,900             48
  Lucent Technologies Inc. (a)                          26,700             48
  Motorola, Inc.                                        17,700            140
  QUALCOMM Incorporated                                  6,100            195
  Rockwell Collins, Inc.                                 1,400             30
  Scientific-Atlanta, Inc.                               1,200             20
  Tellabs, Inc. (a)                                      3,100             19
Computer & Data Processing Services (5.5%)
  Adobe Systems Incorporated                             1,800             62
  Autodesk, Inc.                                           900             14
  Automatic Data Processing, Inc.                        4,600            155
  BMC Software, Inc. (a)                                 1,800             27
  Citrix Systems, Inc. (a)                               1,300             25
  Computer Associates International, Inc.                4,500             73
  Computer Sciences Corporation (a)                      1,300             43
  Compuware Corporation (a)                              2,900             13
  Convergys Corporation (a)                              1,300             21
  Electronic Arts Inc. (a)                               1,100             65
  Electronic Data Systems Corporation                    3,700             67
  Fiserv, Inc. (a)                                       1,500             44
  IMS Health Incorporated                                2,100             32
  Intuit Inc. (a)                                        1,500             58
  Mercury Interactive Corporation (a)                      700             24
  Microsoft Corporation                                 82,800          2,117
  Novell, Inc. (a)                                       2,700              7
  Oracle Corporation (a)                                41,600            494
  Parametric Technology Corporation (a)                  2,000              7
  PeopleSoft, Inc. (a)                                   2,400             36
  Sabre Holdings Corporation                             1,100             23
  Siebel Systems, Inc. (a)                               3,700             32
  SunGard Data Systems Inc. (a)                          2,200             47
  Symantec Corporation (a)                               1,175             52
  Unisys Corporation (a)                                 2,500             26
  VERITAS Software Corporation (a)                       3,100             68
  Yahoo! Inc. (a)                                        4,600            114
Computer & Office Equipment (5.1%)
  Apple Computer, Inc. (a)                               2,700             38
  Cisco Systems, Inc. (a)                               55,900            841
  Dell Computer Corporation (a)                         20,000            578
  EMC Corporation (a)                                   17,100            155
  Gateway, Inc. (a)                                      2,500              7
  Hewlett-Packard Company                               23,500            383
  International Business Machines Corporation           13,000          1,104
  Lexmark International Group, Inc. (a)                  1,000             75
  NCR Corporation (a)                                      800             18
  Network Appliance, Inc. (a)                            2,600             35
  Pitney Bowes Inc.                                      1,800             63
  Sun Microsystems, Inc. (a)                            23,900             79
  Symbol Technologies, Inc.                              1,700             19
  Xerox Corporation (a)                                  5,600             55
Construction (0.2%)
  Ashland Inc.                                             600             18
  Centex Corporation                                       500             33
  Fluor Corporation                                        700             24
  KB Home                                                  400             20
  Pulte Corporation                                        500             29
Department Stores (0.5%)
  Dillard's, Inc.-Class A                                  700             10
  Federated Department Stores, Inc. (a)                  1,500             46
  J.C. Penney Company, Inc.                              2,000             34
  Kohl's Corporation (a)                                 2,600            148
  May Department Stores Company (The)                    2,200             48
  Sears, Roebuck and Co.                                 2,400             68
Drug Stores & Proprietary Stores (0.5%)
  CVS Corporation                                        3,000             73
  Walgreen Co.                                           8,000            247

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Protected Principal Stock 2

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Educational Services (0.1%)
  Apollo Group, Inc.-Class A (a)                         1,400      $      76
Electric Services (1.7%)
  AES Corporation (The) (a)                              4,300             26
  Allegheny Energy, Inc.                                   900              7
  American Electric Power Company, Inc.                  2,600             69
  Calpine Corporation (a)                                2,900             16
  CenterPoint Energy, Inc.                               2,300             18
  Constellation Energy Group, Inc.                       1,300             38
  Dominion Resources, Inc.                               2,400            142
  DTE Energy Company                                     1,300             52
  Duke Energy Corporation                                6,900            121
  Edison International (a)                               2,500             36
  Entergy Corporation                                    1,700             79
  FirstEnergy Corp.                                      2,300             78
  FPL Group, Inc.                                        1,400             85
  Mirant Corporation (a)                                 3,000             10
  Pinnacle West Capital Corporation                        800             27
  PPL Corporation                                        1,300             47
  Progress Energy, Inc.                                  1,800             75
  Southern Company (The)                                 5,500            160
  TECO Energy, Inc.                                      1,400             15
  TXU Corp.                                              2,500             50
Electric, Gas & Sanitary Services (0.8%)
  Ameren Corporation                                     1,200             49
  Cinergy Corp.                                          1,300             44
  Citizens Communications Company (a)                    2,200             24
  CMS Energy Corporation                                 1,100              7
  Consolidated Edison, Inc.                              1,600             62
  Exelon Corporation                                     2,500            133
  NiSource Inc.                                          1,800             34
  PG&E Corporation (a)                                   3,100             46
  Public Service Enterprise Group Incorporated           1,700             65
  Sempra Energy                                          1,600             43
  Xcel Energy Inc.                                       3,000             41
Electronic & Other Electric Equipment (3.8%)
  American Power Conversion Corporation (a)              1,500             23
  Cooper Industries, Inc.-Class A                          800             30
  Eaton Corporation                                        600             49
  Emerson Electric Co.                                   3,200            162
  General Electric Company                              76,900          2,265
  Maytag Corporation                                       700             15
  Thomas & Betts Corporation (a)                           500              8
  Whirlpool Corp.                                          600             32
Electronic Components & Accessories (3.2%)
  Advanced Micro Devices, Inc. (a)                       2,700             20
  Altera Corporation (a)                                 2,900             46
  Analog Devices, Inc. (a)                               2,800             93
  Applied Micro Circuits Corporation (a)                 2,300             10
  Broadcom Corporation-Class A (a)                       2,100             38
  Intel Corporation                                     51,200            941
  Jabil Circuit, Inc. (a)                                1,500             28
  JDS Uniphase Corporation (a)                          11,000             36
  Linear Technology Corporation                          2,400             83
  LSI Logic Corporation (a)                              2,800             15
  Maxim Integrated Products                              2,500             98
  Micron Technology, Inc. (a)                            4,600             39
  Molex Incorporated                                     1,500             35
  National Semiconductor Corporation (a)                 1,400             26
  NVIDIA Corporation (a)                                 1,200             17
  PMC-Sierra, Inc. (a)                                   1,300             11
  Power-One, Inc. (a)                                      700              4
  QLogic Corporation (a)                                   800             35
  Sanmina Corporation (a)                                4,100             20
  Solectron Corporation (a)                              6,500             21
  Texas Instruments Incorporated                        13,400            248
  Tyco International Ltd.                               15,400            240
  Xilinx, Inc. (a)                                       2,600             70
Environmental Services (0.2%)
  Allied Waste Industries, Inc. (a)                      1,500             12
  Waste Management, Inc.                                 4,600            100
Fabricated Metal Products (0.5%)
  Crane Co.                                                500             10
  Fortune Brands, Inc.                                   1,100             53
  Gillette Company (The)                                 8,200            250
  McDermott International, Inc. (a)                        500              2
  Parker-Hannifin Corporation                              900             37
  Stanley Works (The)                                      700             17
Finance (4.2%)
  Standard & Poor's 500 Depositary Receipt              31,000          2,851
Food & Kindred Products (1.9%)
  Altria Group, Inc.                                    15,900            489
  Archer Daniels Midland Co.                             4,900             54
  Campbell Soup Company                                  3,100             68
  ConAgra Foods, Inc.                                    4,200             88
  General Mills, Inc.                                    2,800            126
  Heinz (H.J.) Company                                   2,700             81
  Hershey Foods Corporation                              1,000             65
  Kellogg Company                                        3,100            101
  McCormick & Company, Incorporated                      1,100             27
  Sara Lee Corporation                                   6,100            102
  Wrigley (Wm.) Jr. Company                              1,700             96

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Protected Principal Stock 3

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Food Stores (0.3%)
  Albertson's, Inc.                                      2,900      $      58
  Kroger Co. (The) (a)                                   6,100             87
  Safeway Inc. (a)                                       3,400             57
  Winn-Dixie Stores, Inc.                                1,100             14
Furniture & Fixtures (0.1%)
  Johnson Controls, Inc.                                   700             58
  Leggett & Platt, Incorporated                          1,500             31
Furniture & Home Furnishings Stores (0.1%)
  Bed Bath & Beyond Inc. (a)                             2,200             87
Gas Production & Distribution (0.2%)
  El Paso Corporation                                    4,600             35
  KeySpan Corporation                                    1,100             37
  Kinder Morgan, Inc.                                      900             42
  Nicor Inc.                                               400             12
  Peoples Energy Corporation                               300             12
  Williams Companies, Inc. (The)                         4,000             28
Health Services (0.4%)
  HCA Inc.                                               4,000            128
  Health Management Associates, Inc.-Class A             1,800             31
  Manor Care, Inc. (a)                                     800             16
  Quest Diagnostics Incorporated (a)                       800             48
  Tenet Healthcare Corporation (a)                       3,800             56
Holding & Other Investment Offices (0 4%)
  Apartment Investment & Management Co.-Class A            540             20
  Equity Office Properties Trust                         3,100             81
  Equity Residential                                     2,100             54
  Janus Capital Group, Inc.                              1,700             24
  Plum Creek Timber Company, Inc.                        1,400             33
  Simon Property Group, Inc.                             1,500             55
Hotels & Other Lodging Places (0.2%)
  Hilton Hotels Corporation                              2,800             37
  Marriott International, Inc.-Class A                   1,800             65
  Starwood Hotels & Resorts Worldwide, Inc.              1,500             40
Industrial Machinery & Equipment (1.4%)
  American Standard Companies Inc. (a)                     600             43
  Applied Materials, Inc. (a)                           12,600            184
  Baker Hughes Incorporated                              2,600             73
  Black & Decker Corporation (The)                         700             29
  Brunswick Corporation                                    800             17
  Caterpillar, Inc.                                      2,700            142
  Cummins Inc.                                             300              8
  Deere & Company                                        1,800             79
  Dover Corporation                                      1,500             43
  Illinois Tool Works Inc.                               2,400            154
  Ingersoll-Rand Company-Class A                         1,300             57
  ITT Industries, Inc.                                     800             47
  Novellus Systems, Inc. (a)                             1,100             31
  Pall Corporation                                         900             19
Instruments & Related Products (0.8%)
  Agilent Technologies, Inc. (a)                         3,600             58
  Applera Corporation-Applied Biosystems Group           1,500             26
  Bausch & Lomb Incorporated                               500             18
  Danaher Corporation                                    1,200             83
  Eastman Kodak Company                                  2,200             66
  KLA -Tencor Corporation (a)                            1,500             62
  Millipore Corporation (a)                                400             14
  PerkinElmer, Inc.                                      1,000             10
  Raytheon Company                                       3,100             93
  Rockwell International Corporation                     1,500             34
  Snap-on Incoporated                                      500             15
  Tektronix, Inc. (a)                                      700             13
  Teradyne, Inc. (a)                                     1,400             16
  Thermo Electron Corporation (a)                        1,300             24
  Waters Corporation (a)                                 1,000             24
Insurance (4.3%)
  ACE Limited                                            2,000             66
  Aetna Inc.                                             1,200             60
  AFLAC Incorporated                                     4,000            131
  Allstate Corporation (The)                             5,400            204
  Ambac Financial Group, Inc.                              900             53
  American International Group, Inc.                    20,200          1,171
  Anthem, Inc. (a)                                       1,100             76
  Aon Corporation                                        2,400             53
  Chubb Corporation                                      1,300             69
  CIGNA Corporation                                      1,100             58
  Cincinnati Financial Corporation                       1,200             44
  Humana Inc. (a)                                        1,200             13
  Loews Corporation                                      1,400             58
  MBIA, Inc.                                             1,100             49
  MGIC Investment Corporation                              800             36
  Principal Financial Group, Inc.                        2,600             76
  Progressive Corporation (The)                          1,600            109
  SAFECO Corporation                                     1,000             39
  St. Paul Companies, Inc. (The)                         1,700             58
  Travelers Property Casualty Corp.-Class B              7,808            127
  UnitedHealth Group Incorporated                        2,300            212
  UnumProvident Corporation                              1,800             21
  WellPoint Health Networks Inc. (a)                     1,100             84
  XL Capital Ltd.-Class A                                1,000             82
Insurance Agents, Brokers & Service (0.6%)
  Hartford Financial Services Group, Inc. (The)          1,900             77
  Marsh & McLennan Companies, Inc.                       4,200            200
  MetLife, Inc.                                          5,300            152

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Protected Principal Stock 4

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Life Insurance (0.5%)
  Jefferson-Pilot Corporation                            1,100      $      44
  John Hancock Financial Services, Inc.                  2,200             64
  Lincoln National Corporation                           1,400             45
  Prudential Financial, Inc.                             4,400            141
  Torchmark Corporation                                    900             35
Lumber & Other Building Materials (1.1%)
  Home Depot, Inc. (The)                                17,900            504
  Lowe's Companies, Inc.                                 6,100            268
Lumber & Wood Products (0.3%)
  Georgia-Pacific Corporation                            1,900             29
  Louisiana-Pacific Corporation (a)                        900              7
  Masco Corporation                                      3,800             80
  Weyerhaeuser Company                                   1,600             79
Management Services (0.1%)
  Paychex, Inc.                                          2,800             87
Manufacturing Industries (0.2%)
  Hasbro Inc.                                            1,300             21
  International Game Technology (a)                        700             60
  Mattel, Inc.                                           3,400             74
Medical Instruments & Supplies (1.7%)
  Bard, (C.R.) Inc.                                        400             25
  Baxter International Inc.                              4,600            106
  Becton, Dickinson and Company                          1,900             67
  Biomet, Incorporated                                   2,000             61
  Boston Scientific Corporation (a)                      3,100            133
  Guidant Corporation (a)                                2,300             90
  Medtronic, Inc.                                        9,500            454
  St. Jude Medical, Inc. (a)                             1,400             73
  Stryker Corporation                                    1,500            101
  Zimmer Holdings, Inc. (a)                              1,500             70
Metal Cans & Shipping Containers (0.0%)
  Ball Corporation                                         500             28
Metal Mining (0.2%)
  Freeport-McMoRan Copper &
    Gold Inc.-Class B                                    1,100             19
  Newmont Mining Corporation                             3,100             84
Mining (0.0%)
  Vulcan Materials Company                                 800             28
Mortgage Bankers & Brokers (0.1%)
  Countrywide Credit Industries, Inc.                    1,000             68
Motion Pictures (0.7%)
  AOL Time Warner Inc. (a)                              34,600            473
Motor Vehicles, Parts & Supplies (0.1%)
  Genuine Parts Company                                  1,400             45
Oil & Gas Extraction (1.8%)
  Anadarko Petroleum Corporation                         1,900             84
  Apache Corporation                                     1,155             66
  BJ Services Company (a)                                1,200             44
  Burlington Resources Inc.                              1,500             69
  ConocoPhillips                                         5,104            257
  Devon Energy Corporation                               1,200             57
  Dynegy Inc.                                            2,800             12
  EOG Resources, Inc.                                      900             34
  Halliburton Company                                    3,300             71
  Kerr-McGee Corporation                                   800             34
  Nabors Industries Ltd. (a)                             1,100             43
  Noble Corporation                                      1,000             31
  Occidental Petroleum Corporation                       2,800             84
  Rowan Companies, Inc.                                    800             16
  Schlumberger Limited                                   4,600            193
  Transocean Inc.                                        2,500             48
  Unocal Corporation                                     2,000             55
Paper & Allied Products (1.3%)
  3M Company                                             3,000            378
  Avery Dennison Corporation                               900             48
  Bemis Company, Inc.                                      400             18
  International Paper Company                            3,700            132
  Kimberly-Clark Corporation                             4,000            199
  MeadWestvaco Corporation                               1,500             35
  Pactiv Corporation (a)                                 1,200             25
  Temple-Inland Inc.                                       400             18
Paper & Paper Products (0.0%)
  Boise Cascade Corporation                                500             11
Personal Credit Institutions (0.3%)
  Capital One Financial Corporation                      1,700             71
  SLM Corporation                                        1,200            134
Personal Services (0.2%)
  Block (H&R), Inc.                                      1,400             54
  Cendant Corporation (a)                                8,000            114
Petroleum Refining (3.6%)
  Amerada Hess Corporation                                 700             32
  ChevronTexaco Corporation                              8,300            521
  Exxon Mobil Corporation                               52,100          1,834
  Marathon Oil Corporation                               2,400             55
  Sunoco, Inc.                                             600             22

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                Protected Principal Stock 5

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Pharmaceuticals (11.4%)
  Abbott Laboratories                                   11,900      $     483
  Allergan, Inc.                                         1,000             70
  AmerisourceBergen Corporation                            900             52
  Amgen Inc. (a)                                        10,072            618
  Biogen, Inc. (a)                                       1,100             42
  Bristol-Myers Squibb Co.                              14,900            381
  Cardinal Health, Inc.                                  3,400            188
  Chiron Corporation (a)                                 1,500             61
  Forest Laboratories, Inc. (a)                          2,800            145
  Genzyme Corporation-General Division (a)               1,600             64
  Johnson & Johnson                                     23,000          1,296
  King Pharmaceuticals, Inc. (a)                         1,800             23
  Lilly (Eli) and Company                                8,700            555
  McKesson HBOC, Inc.                                    2,200             61
  Medimmune, Inc. (a)                                    1,900             67
  Merck & Co., Inc.                                     17,300          1,006
  Pfizer Inc.                                           61,740          1,899
  Schering-Plough Corporation                           11,300            205
  Watson Pharmaceuticals, Inc. (a)                         900             26
  Wyeth                                                 10,300            448
Primary Metal Industries (0.4%)
  Alcoa Inc.                                             6,600            151
  Allegheny Technologies Incorporated                      700              3
  Andrew Corporation (a)                                   800              6
  Engelhard Corporation                                  1,000             25
  Nucor Corporation                                        700             29
  Phelps Dodge Corporation (a)                             700             22
  United States Steel Corporation                          900             13
  Worthington Industries, Inc.                             700              9
Printing & Publishing (0.8%)
  American Greetings Corporation-Class A (a)               500              7
  Deluxe Corporation                                       500             22
  Donnelley (R.R.) & Sons Company                          900             18
  Dow Jones & Company, Inc.                                700             28
  Gannett Co., Inc.                                      2,000            151
  Knight-Ridder, Inc.                                      700             45
  McGraw-Hill Companies, Inc. (The)                      1,500             88
  Meredith Corporation                                     400             17
  New York Times Company (The)-Class A                   1,200             56
  Tribune Company                                        2,300            113
Radio & Television Broadcasting (0.1%)
  Univision Communications Inc.-Class A (a)              1,700             51
Radio, Television & Computer Stores (0.2%)
  Best Buy Co., Inc. (a)                                 2,500             86
  Circuit City Stores, Inc.-Circuit City Group           1,600              9
  RadioShack Corporation                                 1,300             31
Railroads (0.5%)
  Burlington Northern Santa Fe Corp.                     2,900             82
  CSX Corporation                                        1,600             51
  Norfolk Southern Corporation                           2,900             62
  Union Pacific Corporation                              1,900            113
Research & Testing Services (0.0%)
  Quintiles Transnational Corp. (a)                        900             13
Restaurants (0.5%)
  Darden Restaurants, Inc.                               1,300             23
  McDonald's Corporation                                 9,900            169
  Starbucks Corporation (a)                              2,900             68
  Wendy's International, Inc.                              900             26
  YUM! Brands, Inc. (a)                                  2,300             57
Retail Trade (0.3%)
  Alberto-Culver Company-Class B                           500             25
  Office Depot, Inc. (a)                                 2,400             30
  Staples, Inc. (a)                                      3,600             69
  Tiffany & Co.                                          1,100             31
  Toys "R" Us, Inc. (a)                                  1,600             16
Rubber & Misc. Plastic Products (0.3%)
  Cooper Tire & Rubber Company                             600              8
  Goodyear Tire & Rubber Company (The)                   1,400              8
  Newell Financial Trust I                               2,000             61
  NIKE, Inc.-Class B                                     2,000            107
  Reebok International Ltd. (a)                            500             16
  Sealed Air Corporation (a)                               700             30
  Tupperware Corporation                                   500              7
Savings Institutions (0.6%)
  Charter One Financial, Inc.                            1,690             49
  Golden West Financial Corporation                      1,200             91
  Washington Mutual, Inc.                                7,400            292
Security & Commodity Brokers (2.5%)
  American Express Company                              10,200            386
  Bear Stearns Companies Inc. (The)                        800             53
  Federated Investors, Inc.-Class B                        750             20
  Franklin Resources, Inc.                               2,000             70
  Goldman Sachs Group, Inc. (The)                        3,700            281
  Lehman Brothers Holdings Inc.                          1,800            113
  Merrill Lynch & Co., Inc.                              6,700            275
  Morgan Stanley Dean Witter & Co.                       8,400            376
  Schwab (Charles) Corporation (The)                    10,400             90
  T. Rowe Price Group, Inc.                                900             27
Telecommunications (3.5%)
  ALLTEL Corporation                                     2,400            112
  AT&T Corp.                                             6,000            102

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003


                                Protected Principal Stock 6

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Telecommunications (continued)
  AT&T Wireless Services, Inc. (a)                      20,800      $     134
  BellSouth Corporation                                 14,200            362
  CenturyTel, Inc.                                       1,100             32
  Nextel Communications, Inc.-Class A (a)                7,500            111
  Qwest Communications International Inc. (a)           13,000             49
  SBC Communications Inc.                               25,600            598
  Sprint Corporation (FON Group)                         7,000             81
  Sprint Corporation (PCS Group) (a)                     7,800             27
  Verizon Communications, Inc.                          21,100            789
Tobacco Products (0.1%)
  R.J. Reynolds Tobacco Holdings, Inc.                     700             20
  UST Inc.                                               1,300             41
Transportation Equipment (0.1%)
  General Dynamics Corporation                           1,500             93
Trucking & Warehousing (0.8%)
  United Parcel Service, Inc.-Class B                    8,600            534
U.S. Government Agencies (1.3%)
  Fannie Mae                                             7,800            565
  Freddie Mac                                            5,300            307
Variety Stores (3.5%)
  Big Lots, Inc. (a)                                       900             11
  Costco Wholesale Corporation (a)                       3,500            121
  Dollar General Corporation                             2,600             38
  Family Dollar Stores, Inc.                             1,300             44
  Target Corporation                                     7,100            237
  Wal-Mart Stores, Inc.                                 34,200          1,926
Water Transportation (0.2%)
  Carnival Corporation                                   4,600            127
Wholesale Trade Durable Goods (0.1%)
  Grainger (W.W.), Inc.                                    800             37
Wholesale Trade Nondurable Goods (0.2%)
  SUPERVALU INC                                          1,000             16
  SYSCO Corporation                                      5,000            144
                                                                    ---------
Total Common Stocks (cost: $70,714)                                    68,200
                                                                    ---------

                                                    Contracts (c)     Value
-------------------------------------------------------------------------------
PURCHASED OPTIONS (0.8%)
Put Options (0.8%)
  S & P 500 Index
    Put Strike $800.00
    Expires 06/21/2003                                     278             92
  S & P 500 Index
    Put Strike $825.00
    Expires 07/19/2003                                     466            423
                                                                    ---------
Total Purchased Options (cost: $715)                                      515
                                                                    ---------
Total Investment Securities (cost: $71,429)                         $  68,715
                                                                    =========
WRITTEN OPTIONS (-3.6%)
Covered Call Options (-3.6%)
  S & P 500 Index
    Call Strike $875.00
    Expires 05/17/2003                                     137      $    (609)
  S & P 500 Index
    Call Strike $875.00
    Expires 06/21/2003                                     128           (686)
  S & P 500 Index
    Call Strike $900.00
    Expires 05/17/2003                                     171           (423)
  S & P 500 Index
    Call Strike $900.00
    Expires 06/21/2003                                     127           (457)
  S & P 500 Index
    Call Strike $925.00
    Expires 05/17/2003                                      90            (95)
  S & P 500 Index
    Call Strike $925.00
    Expires 06/21/2003                                      90           (198)
                                                                    ---------
Total Written Options (premium: $1,911)                             $  (2,468)
                                                                    =========
SUMMARY:
  Investments, at market value                           101.1%     $  68,715
  Written options                                         (3.6)%       (2,468)
  Other assets in excess of liabilities                    2.5%         1,743
                                                     ---------      ---------
  Net assets                                             100.0%     $  67,990
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b) Substantially all of the funds common stocks are memo pledged as collateral by the custodian for the listed short index option contracts written by the fund (See Note 1).

(c)  Contract amounts are not in thousands.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Protected Principal Stock 7

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $71,429)            $  68,715
  Cash                                                                  1,833
  Receivables:
     Shares of beneficial interest sold                                    33
     Interest                                                               1
     Dividends                                                             94
     Due from investment adviser                                          133
                                                                    ---------
                                                                       70,809
                                                                    ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                78
     Management and advisory fees                                         168
     Distribution fees                                                     50
     Transfer agent fees and expenses                                      37
  Written options (premium: $1,911)                                     2,468
  Other                                                                    18
                                                                    ---------
                                                                        2,819
                                                                    ---------
Net Assets                                                          $  67,990
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  69,908
  Accumulated net investment income (loss)                               (330)
  Undistributed net realized gain (loss) from investments
     and options contracts                                              1,683
  Net unrealized appreciation (depreciation) of
     investments and options contracts                                 (3,271)
                                                                    ---------
Net Assets                                                          $  67,990
                                                                    =========
Shares Outstanding:
  Class A                                                               1,004
  Class B                                                               4,838
  Class C                                                                 745
  Class M                                                                 411
Net Asset Value Per Share:
  Class A                                                           $    9.72
  Class B                                                                9.72
  Class C                                                                9.72
  Class M                                                                9.72
Maximum Offering Price Per Share (1):
  Class A                                                           $   10.28
  Class M                                                                9.81

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B and C shares represents offering price. The redemption price for Classes B and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       7
  Dividends                                                               599
                                                                    ---------
                                                                          606
                                                                    ---------
Expenses:
  Management and advisory fees                                            435
  Transfer agent fees and expenses                                         67
  Custody fees                                                             27
  Administration fees                                                      15
  Registration fees                                                        23
  Trustees fees and expenses                                                3
  Professional fees                                                       100
  Other                                                                    18
  Distribution and service fees:
     Class A                                                               17
     Class B                                                              231
     Class C                                                               35
     Class M                                                               18
                                                                    ---------
  Total Expenses                                                          989
  Less reimbursements by the investment adviser                           (53)
                                                                    ---------
  Net Expenses                                                            936
                                                                    ---------
Net Investment Income (Loss)                                             (330)
                                                                    ---------
Net Realized Gain (Loss) on:
  Investment securities                                                (2,495)
  Written options                                                       4,305
                                                                    ---------
                                                                        1,810
                                                                    ---------
Net Unrealized Appreciation (Depreciation) on:
  Investment securities                                                 2,649
  Written options                                                        (952)
                                                                    ---------
                                                                        1,697
                                                                    ---------
Net Gain (Loss) on Investments and Options
  Contracts                                                             3,507
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   3,177
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Protected Principal Stock 8

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)      2002 (a)
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (330)     $    (283)
  Net realized gain (loss) on investment
     securities and options contracts                    1,810          5,178
  Net unrealized appreciation (depreciation)
     on investment securities and option
     contracts                                           1,697         (4,968)
                                                     ---------      ---------
                                                         3,177            (73)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                              (728)            --
     Class B                                            (3,474)            --
     Class C                                              (519)            --
     Class M                                              (301)            --
                                                     ---------      ---------
                                                        (5,022)            --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                               100         10,820
     Class B                                               (97)        48,436
     Class C                                                 5          7,097
     Class M                                                --          4,100
                                                     ---------      ---------
                                                             8         70,453
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                               728             --
     Class B                                             3,474             --
     Class C                                               519             --
     Class M                                               301             --
                                                     ---------      ---------
                                                         5,022             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (1,213)          (431)
     Class B                                            (2,237)        (1,200)
     Class C                                               (68)          (128)
     Class M                                              (273)           (25)
                                                     ---------      ---------
                                                        (3,791)        (1,784)
                                                     ---------      ---------
                                                         1,239         68,669
                                                     ---------      ---------
Net increase (decrease) in net assets                     (606)        68,596
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   68,596             --
                                                     ---------      ---------
  End of period                                      $  67,990      $  68,596
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (330)     $      --
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                                11          1,082
     Class B                                                --          4,841
     Class C                                                --            710
     Class M                                                --            410
                                                     ---------      ---------
                                                            11          7,043
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                77             --
     Class B                                               370             --
     Class C                                                55             --
     Class M                                                32             --
                                                     ---------      ---------
                                                           534             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (121)           (45)
     Class B                                              (247)          (126)
     Class C                                                (7)           (13)
     Class M                                               (28)            (3)
                                                     ---------      ---------
                                                          (403)          (187)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding              142          6,856
                                                     =========      =========

(a) Commenced operations on July 1, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Protected Principal Stock 9

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   10.01    $   (0.02)        $   0.47       $   0.45
          10/31/2002          10.00        (0.02)            0.03           0.01
--------------------------------------------------------------------------------
Class B   04/30/2003          10.01        (0.05)            0.50           0.45
          10/31/2002          10.00        (0.04)            0.05           0.01
--------------------------------------------------------------------------------
Class C   04/30/2003          10.01        (0.05)            0.50           0.45
          10/31/2002          10.00        (0.04)            0.05           0.01
--------------------------------------------------------------------------------
Class M   04/30/2003          10.01        (0.05)            0.50           0.45
          10/31/2002          10.00        (0.04)            0.05           0.01
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --       (0.74)       (0.74)      $  9.72
                 --          --           --         10.01
----------------------------------------------------------
Class B          --       (0.74)       (0.74)         9.72
                 --          --           --         10.01
----------------------------------------------------------
Class C          --       (0.74)       (0.74)         9.72
                 --          --           --         10.01
----------------------------------------------------------
Class M          --       (0.74)       (0.74)         9.72
                 --          --           --         10.01
----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          4.80%        $ 9,750         2.25%        2.40%           (0.44)%          2.91%
          10/31/2002          0.10          10,381         2.25         2.62            (0.70)          14.30
          ---------------------------------------------------------------------------------------------------
Class B   04/30/2003          4.80          47,004         2.90         3.05            (1.09)           2.91
          10/31/2002          0.10          47,170         2.90         3.28            (1.35)          14.30
          ---------------------------------------------------------------------------------------------------
Class C   04/30/2003          4.80           7,242         2.90         3.05            (1.09)           2.91
          10/31/2002          0.10           6,969         2.90         3.28            (1.35)          14.30
          ---------------------------------------------------------------------------------------------------
Class M   04/30/2003          4.80           3,994         2.80         2.95            (0.99)           2.91
          10/31/2002          0.10           4,076         2.80         3.18            (1.25)          14.30
          ---------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Protected Principal Stock 10

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g)   IDEX Protected Principal Stock commenced operations on July 1, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Protected Principal Stock 11

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Protected Principal Stock ("the Fund"), part of IDEX Mutual Funds, began operations on July 1, 2002.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers four classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Currently all share classes are closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Options contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in market value of the securities held and the prices of options; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. The underlying face amounts of open contracts at April 30, 2003, are listed in the Schedule of Investments.

Substantially all the Fund's common stocks are memo pledged as collateral by the custodian for the listed short index option contracts written by the Fund. The custodian uses the escrow receipt depository of the Options Clearing Corporation ("OCC") to effect pledging while maintaining custody of the stock positions, rather than delivering them to broker-dealers. The OCC guarantees the obligations of the contracts that they clear are fulfilled.

Transactions in written call and put options were as follows:

                             Premium      Contracts*
                          ------------   -----------
Balance at 10/31/2002     $ 1,670              727
Sales                       5,880            2,682
Closing Buys               (4,234)          (1,937)
Expirations                (1,405)            (729)
                          -------          -------
Balance at 04/30/2003     $ 1,911              743
                          =======          =======
*Contracts not in thousands

IDEX Protected Principal Stock Guarantee: The Fund's investment adviser, AEGON/Transamerica Fund Advisers, Inc. ("ATFA"), guarantees shareholders a Guaranteed Amount five years after the end of the Offering Period. The Guaranteed Amount will be no less than the value of that shareholder's account on the Investment Date, less extraordinary charges, provided that shareholders have reinvested all dividends and distributions in additional shares and have redeemed no shares ("Guarantee"). Please see the Prospectus and the Statement of Additional Information for further information on the Guarantee.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Protected Principal Stock 12

IDEX Protected Principal Stock

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

ATFA is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/
Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      1.30% of the first $100 million of ANA
      1.25% of ANA over $100 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.90% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $-
     Retained by Underwriter      --
     Contingent Sales Charges     94

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities ) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 5,627
  U.S. Government                                         39
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  1,899
  U.S. Government                                         --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   71,429
                                               ==========
Unrealized Appreciation                        $    3,445
Unrealized (Depreciation)                          (6,159)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $   (2,714)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                          Protected Principal Stock 13

IDEX Salomon All Cap

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
PREFERRED STOCKS (1.9%)
Motion Pictures (1.9%)
  News Corporation Limited (The)-ADR                   209,000      $   4,903
                                                                    ---------
Total Preferred Stocks (cost: $5,838)                                   4,903
                                                                    ---------
COMMON STOCKS (95.2%)
Aerospace (0.3%)
  Goodrich Corporation                                  53,900            758
Amusement & Recreation Services (1.7%)
  Disney (Walt) Company (The)                          243,900          4,551
Apparel & Accessory Stores (0.3%)
  Gap, Inc. (The)                                       41,000            682
Automotive (1.0%)
  Honeywell International Inc.                         110,000          2,596
Chemicals & Allied Products (2.5%)
  Cabot Corporation (b)                                109,900          3,063
  Dow Chemical Company (The)                           105,100          3,430
Commercial Banks (2.0%)
  Bank One Corporation                                  78,700          2,837
  State Street Corporation                              69,400          2,431
Communication (5.4%)
  Comcast Corporation-Special Class A (a) (b)          245,000          7,365
  Liberty Media Corporation-Class A (a)                630,300          6,933
Communications Equipment (4.8%)
  Motorola, Inc. (b)                                   471,000          3,726
  Nokia Oyj-ADR                                        286,200          4,743
  Telefonaktiebolaget LM Ericsson-ADR (a) (b)          464,660          4,210
Computer & Data Processing Services (6.0%)
  IMS Health Incorporated                              100,000          1,540
  Micromuse Inc. (a)                                   618,000          4,042
  RealNetworks, Inc. (a)                               710,000          3,642
  Sabre Holdings Corporation                            83,000          1,736
  Transaction Systems Architects, Inc.
    Class A (a)                                         62,200            432
  Unisys Corporation (a)                               414,700          4,313
Computer & Office Equipment (5.4%)
  3Com Corporation (a)                                 958,700          4,985
  Electronics for Imaging, Inc. (a)                    101,000          1,939
  Hewlett-Packard Company                              209,900          3,421
  Maxtor Corporation (a)                               703,100          3,867
Electronic Components & Accessories (5.4%)
  Intel Corporation                                    224,900          4,138
  Lattice Semiconductor Corporation (a)                124,000          1,076
  LSI Logic Corporation (a)                            413,200          2,215
  Solectron Corporation (a)                          1,250,000          3,988
  Taiwan Semiconductor Manufacturing
    Company Ltd.-ADR (a)                               339,500          2,842
Environmental Services (1.6%)
  Waste Management, Inc.                               193,600          4,205
Food & Kindred Products (0.6%)
  Archer Daniels Midland Co.                           131,700          1,459
Food Stores (0.3%)
  Safeway Inc. (a)                                      51,200            851
Health Services (0.6%)
  Enzo Biochemical, Inc. (a) (b)                       100,000          1,497
Hotels & Other Lodging Places (0.5%)
  Extended Stay America, Inc. (a)                      110,300          1,308
Industrial Machinery & Equipment (1.9%)
  Caterpillar, Inc.                                     29,500          1,552
  Deere & Company                                       40,000          1,761
  Ingersoll-Rand Company-Class A                        40,300          1,776
Instruments & Related Products (3.8%)
  Agilent Technologies, Inc. (a)                       257,900          4,132
  Eastman Kodak Company (b)                             98,100          2,934
  Raytheon Company                                     102,600          3,071
Insurance (8.1%)
  Ambac Financial Group, Inc.                           69,900          4,079
  Chubb Corporation                                     81,200          4,295
  MBIA, Inc.                                            61,200          2,736
  MGIC Investment Corporation                           67,000          3,046
  Radian Group, Inc.                                    69,200          2,747
  St. Paul Companies, Inc. (The) (b)                   129,600          4,450
Insurance Agents, Brokers & Service (1.0%)
  Hartford Financial Services Group, Inc. (The)         64,100          2,613
Lumber & Other Building Materials (1.2%)
  Home Depot, Inc. (The)                               116,000          3,263
Lumber & Wood Products (1.7%)
  Weyerhaeuser Company (b)                              92,100          4,567
Manufacturing Industries (1.9%)
  Hasbro Inc. (b)                                      311,900          4,990
Mortgage Bankers & Brokers (2.2%)
  Countrywide Credit Industries, Inc.                   85,100          5,753
Motion Pictures (4.8%)
  AOL Time Warner Inc. (a)                             364,800          4,990
  Metro-Goldwyn-Mayer Inc. (a)                         315,000          3,512
  News Corporation Limited (The)-ADR (b)               149,900          4,239
Oil & Gas Extraction (3.0%)
  Anadarko Petroleum Corporation                        73,400          3,259
  GlobalSantaFe Corporation (b)                        108,200          2,290
  Schlumberger Limited                                  57,300          2,403
Petroleum Refining (2.0%)
  Amerada Hess Corporation                              22,700          1,025
  ChevronTexaco Corporation                             66,300          4,164

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                  Salomon All Cap 1

IDEX Salomon All Cap

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Pharmaceuticals (13.0%)
  Abbott Laboratories                                  120,500      $   4,897
  Aphton Corporation (a)                               173,000            578
  Bristol-Myers Squibb Co.                             198,900          5,080
  Elan Corporation PLC-ADR (a)                       1,018,500          3,443
  Johnson & Johnson                                     72,000          4,058
  McKesson HBOC, Inc.                                   24,000            666
  Merck & Co., Inc.                                     54,300          3,159
  Novartis AG-ADR                                      111,100          4,386
  Pfizer Inc.                                          133,500          4,105
  Wyeth                                                 84,300          3,670
Primary Metal Industries (2.4%)
  Alcoa Inc.                                           188,000          4,311
  Brush Engineered Materials Inc. (a)                   92,500            490
  Engelhard Corporation (b)                             65,900          1,618
Residential Building Construction (0.2%)
  Clayton Homes, Inc.                                   53,000            658
Restaurants (1.4%)
  McDonald's Corporation                               209,700          3,586
Security & Commodity Brokers (1.9%)
  American Express Company                             134,000          5,073
Telecommunications (4.2%)
  Nippon Telegraph and Telephone
    Corporation-ADR                                    100,000          1,744
  SBC Communications Inc.                              175,700          4,104
  Vodafone Group PLC-ADR (b)                           268,800          5,311
Transportation Equipment (0.2%)
  Fleetwood Enterprises, Inc. (a) (b)                  103,700            523
Variety Stores (1.8%)
  Costco Wholesale Corporation (a)                     135,300          4,685
Wholesale Trade Durable Goods (0.1%)
  IKON Office Solutions, Inc.                           33,800            262
                                                                    ---------
Total Common Stocks (cost: $283,864)                                  250,875
                                                                    ---------

                                                     Principal         Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (11.2%)
Bank Notes (0.6%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $   1,684      $   1,684
Euro Dollar Overnight (1.2%)
  Bank of Montreal
    1.34%, due 05/01/2003                                1,147          1,147
  BNP Paribas SA
    1.24%, due 05/06/2003                                  539            539
  Royal Bank of Canada
    1.35%, due 05/01/2003                                1,347          1,347
Euro Dollar Term (3.4%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                2,694          2,694
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  673            673
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                  202            202
    1.26%, due 06/24/2003                                1,347          1,347
  Danske Bank A/S
    1.25%, due 05/07/2003                                1,684          1,684
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  673            673
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                1,684          1,684
Medium Term Notes (0.4%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                1,010          1,010
Money Market Funds (4.4%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 5,387          5,387
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 6,397          6,397
Promissory Notes (0.9%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                2,357          2,357
Repurchase Agreements (0.3%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                                  673            673
                                                                    ---------
Total Security Lending Collateral (cost: $29,498)                      29,498
                                                                    ---------
Total Investment Securities (cost: $319,200)                        $ 285,276
                                                                    =========
SUMMARY:
  Investments, at market value                           108.3%     $ 285,276
  Liabilities in excess of other assets                   (8.3)%      (21,956)
                                                     ---------      ---------
  Net assets                                             100.0%     $ 263,320
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $27,854.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $687.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Salomon All Cap 2

IDEX Salomon All Cap

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $319,200)
     (including $27,854 of securities loaned)                       $ 285,276
  Cash                                                                  8,111
  Receivables:
     Investment securities sold                                         1,199
     Shares of beneficial interest sold                                   432
     Interest                                                               4
     Dividends                                                            342
  Other                                                                    32
                                                                    ---------
                                                                      295,396
                                                                    ---------
Liabilities:
  Investment securities purchased                                       1,541
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                               419
     Management and advisory fees                                         113
     Distribution fees                                                    167
     Transfer agent fees and expenses                                     200
  Payable for securities on loan                                       29,498
  Other                                                                   138
                                                                    ---------
                                                                       32,076
                                                                    ---------
Net Assets                                                          $ 263,320
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 376,859
  Accumulated net investment income (loss)                               (695)
  Accumulated net realized gain (loss) from investments               (78,919)
  Net unrealized appreciation (depreciation) of
     investments                                                      (33,925)
                                                                    ---------
Net Assets                                                          $ 263,320
                                                                    =========
Shares Outstanding:
  Class A                                                               6,550
  Class B                                                              11,496
  Class C                                                               2,705
  Class L                                                                  74
  Class M                                                               2,961
Net Asset Value Per Share:
  Class A                                                           $   11.29
  Class B                                                               10.98
  Class C                                                               10.98
  Class L                                                               10.98
  Class M                                                               11.03
Maximum Offering Price Per Share (1):
  Class A                                                           $   11.95
  Class M                                                               11.14

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       3
  Dividends                                                             1,910
  Income from loaned securities-net                                        30
     Less withholding taxes on foreign dividends                          (23)
                                                                    ---------
                                                                        1,920
                                                                    ---------
Expenses:
  Management and advisory fees                                          1,026
  Transfer agent fees and expenses                                        576
  Custody fees                                                             22
  Administration fees                                                      14
  Registration fees                                                        59
  Trustees fees and expenses                                               12
  Professional fees                                                        24
  Other                                                                   100
  Distribution and service fees:
     Class A                                                              106
     Class B                                                              641
     Class C                                                              163
     Class L                                                                2
     Class M                                                              157
                                                                    ---------
  Total Expenses                                                        2,902
  Less reimbursements by the investment adviser                          (296)
                                                                    ---------
  Net Expenses                                                          2,606
                                                                    ---------
Net Investment Income (Loss)                                             (686)
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                   (18,089)
  Net unrealized appreciation (depreciation)
     on investment securities                                          41,127
                                                                    ---------
Net Gain (Loss) on Investments                                         23,038
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $  22,352
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Salomon All Cap 3

IDEX Salomon All Cap

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (686)     $  (2,108)
  Net realized gain (loss) on investment
     securities                                        (18,089)       (57,945)
  Net unrealized appreciation (depreciation)
     on investment securities                           41,127        (41,773)
                                                     ---------      ---------
                                                        22,352       (101,826)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --           (816)
     Class B                                                --         (1,809)
     Class C                                                --           (508)
     Class L                                                --             --
     Class M                                                --           (573)
                                                     ---------      ---------
                                                            --         (3,706)
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            25,562         43,149
     Class B                                             8,275         76,368
     Class C                                             2,449         26,084
     Class L                                               799             --
     Class M                                               799         17,215
                                                     ---------      ---------
                                                        37,884        162,816
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --            753
     Class B                                                --          1,663
     Class C                                                --            490
     Class L                                                --             --
     Class M                                                --            520
                                                     ---------      ---------
                                                            --          3,426
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                           (15,424)       (41,366)
     Class B                                           (23,332)       (61,846)
     Class C                                           (10,637)       (22,540)
     Class L                                                (4)            --
     Class M                                            (8,475)       (18,060)
                                                     ---------      ---------
                                                       (57,872)      (143,812)
                                                     ---------      ---------
                                                       (19,988)        22,430
                                                     ---------      ---------
Net increase (decrease) in net assets                    2,364        (83,102)
                                                     ---------      ---------
Net Assets:
  Beginning of period                                  260,956        344,058
                                                     ---------      ---------
  End of period                                      $ 263,320      $ 260,956
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (695)     $      (9)
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             2,434          3,144
     Class B                                               782          5,624
     Class C                                               232          1,918
     Class L                                                74             --
     Class M                                                76          1,257
                                                     ---------      ---------
                                                         3,598         11,943
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             53
     Class B                                                --            118
     Class C                                                --             35
     Class L                                                --             --
     Class M                                                --             37
                                                     ---------      ---------
                                                            --            243
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                            (1,449)        (3,337)
     Class B                                            (2,250)        (5,247)
     Class C                                            (1,024)        (1,913)
     Class L                                                --             --
     Class M                                              (817)        (1,510)
                                                     ---------      ---------
                                                        (5,540)       (12,007)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding           (1,942)           179
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Salomon All Cap 4

IDEX Salomon All Cap

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   10.34     $     --         $   0.95       $   0.95
          10/31/2002          13.63           --            (3.15)         (3.15)
          10/31/2001          15.51          0.12           (1.58)         (1.46)
          10/31/2000          11.70          0.08            3.92           4.00
          10/31/1999          10.00          0.02            1.68           1.70
--------------------------------------------------------------------------------
Class B   04/30/2003          10.08         (0.04)           0.94           0.90
          10/31/2002          13.41         (0.10)          (3.09)         (3.19)
          10/31/2001          15.36          0.02           (1.55)         (1.53)
          10/31/2000          11.66         (0.03)           3.92           3.89
          10/31/1999          10.00         (0.02)           1.68           1.66
--------------------------------------------------------------------------------
Class C   04/30/2003          10.08         (0.04)           0.94           0.90
          10/31/2002          13.42         (0.10)          (3.10)         (3.20)
          10/31/2001          15.36          0.02           (1.54)         (1.52)
          10/31/2000          11.66         (0.03)           3.92           3.89
--------------------------------------------------------------------------------
Class L   04/30/2003          10.26         (0.03)           0.75           0.72
--------------------------------------------------------------------------------
Class M   04/30/2003          10.12         (0.04)           0.95           0.91
          10/31/2002          13.44         (0.08)          (3.10)         (3.18)
          10/31/2001          15.38          0.04           (1.56)         (1.52)
          10/31/2000          11.67         (0.02)           3.92           3.90
          10/31/1999          10.00         (0.01)           1.68           1.67
--------------------------------------------------------------------------------

             For a share of beneficial interest outstanding
                        throughout each period
          ----------------------------------------------------
                       Distributions
          ---------------------------------------
                                                    Net Asset
            From Net    From Net                     Value,
           Investment   Realized       Total           End
             Income       Gains    Distributions    of Period
          ------------ ---------- --------------- ------------
Class A       $  --     $     --     $     --      $   11.29
                 --        (0.14)       (0.14)         10.34
                 --        (0.42)       (0.42)         13.63
                 --        (0.19)       (0.19)         15.51
                 --           --           --          11.70
------------------------------------------------------------
Class B          --           --           --          10.98
                 --        (0.14)       (0.14)         10.08
                 --        (0.42)       (0.42)         13.41
                 --        (0.19)       (0.19)         15.36
                 --           --           --          11.66
------------------------------------------------------------
Class C          --           --           --          10.98
                 --        (0.14)       (0.14)         10.08
                 --        (0.42)       (0.42)         13.42
                 --        (0.19)       (0.19)         15.36
------------------------------------------------------------
Class L          --           --           --          10.98
------------------------------------------------------------
Class M          --           --           --          11.03
                 --        (0.14)       (0.14)         10.12
                 --        (0.42)       (0.42)         13.44
                 --        (0.19)       (0.19)         15.38
                 --           --           --          11.67
------------------------------------------------------------

                                                                 Ratios/Supplemental Data
                                          -----------------------------------------------------------------------
                                                             Ratio of Expenses
                                           Net Assets,           to Average          Net Investment
              For the                         End of           Net Assets (a)         Income (Loss)     Portfolio
              Period           Total          Period      -----------------------      to Average       Turnover
               Ended        Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          --------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A     04/30/2003          9.19%        $ 73,961        1.55%        1.78%           (0.05)%          8.27%
            10/31/2002        (23.44)          57,528        1.55         1.65            (0.03)         162.46
            10/31/2001         (9.49)          77,791        1.58         1.68             0.75           81.62
            10/31/2000         34.50           25,575        1.55         2.41             0.45           91.39
            10/31/1999         17.03            1,880        1.55         8.85             0.35           82.70
---------------------------------------------------------------------------------------------------------------
Class B     04/30/2003          8.93          126,208        2.20         2.43            (0.70)           8.27
            10/31/2002        (24.11)         130,709        2.20         2.30            (0.68)         162.46
            10/31/2001        (10.09)         167,214        2.23         2.33             0.10           81.62
            10/31/2000         33.72           38,203        2.20         3.06            (0.20)          91.39
            10/31/1999         16.60            1,571        2.20         9.50            (0.30)          82.70
---------------------------------------------------------------------------------------------------------------
Class C     04/30/2003          8.93           29,691        2.20         2.43            (0.70)           8.27
            10/31/2002        (24.11)          35,248        2.20         2.30            (0.68)         162.46
            10/31/2001        (10.09)          46,369        2.23         2.33             0.10           81.62
            10/31/2000         33.72           10,675        2.20         3.06            (0.20)          91.39
---------------------------------------------------------------------------------------------------------------
Class L     04/30/2003          7.02              816        2.20         2.43            (0.70)           8.27
---------------------------------------------------------------------------------------------------------------
Class M     04/30/2003          8.99           32,644        2.10         2.33            (0.60)           8.27
            10/31/2002        (24.00)          37,471        2.10         2.20            (0.58)         162.46
            10/31/2001        (10.00)          52,684        2.13         2.23             0.20           81.62
            10/31/2000         33.84           10,785        2.10         2.96            (0.10)          91.39
            10/31/1999         16.67              728        2.10         9.40            (0.20)          82.70
---------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Salomon All Cap 5

IDEX Salomon All Cap

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Salomon All Cap ("the Fund") commenced operations on March 1, 1999. The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Salomon All Cap 6

IDEX Salomon All Cap

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Salomon All Cap ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 1999. The fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Salomon All Cap 7

IDEX Salomon All Cap

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

  0.80% of the first $500 million of ANA
     0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

  1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 117
     Retained by Underwriter          9
     Contingent Sales Charges       327

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six-months ended April 30, 2003, were $1.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $7 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 21,217
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  50,496
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

      Capital Loss
      Carryforward       Available through
----------------------- ------------------
 $             60,548    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  319,832
                                               ==========
Unrealized Appreciation                        $   13,253
Unrealized (Depreciation)                         (47,809)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $  (34,556)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                               Salomon All Cap 8

IDEX Salomon Investors Value

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
PREFERRED STOCKS (1.8%)
Motion Pictures (1.8%)
  News Corporation Limited (The)-ADR                    95,300      $   2,236
                                                                    ---------
Total Preferred Stocks (cost: $2,083)                                   2,236
                                                                    ---------
COMMON STOCKS (89.3%)
Aerospace (1.3%)
  United Technologies Corporation                       25,800          1,595
Amusement & Recreation Services (0.7%)
  MGM MIRAGE (a)                                        29,100            827
Apparel & Accessory Stores (1.3%)
  Gap, Inc. (The)                                      101,300          1,685
Automotive (1.2%)
  Honeywell International Inc.                          66,300          1,565
Chemicals & Allied Products (1.0%)
  Dow Chemical Company (The)                            38,400          1,253
Commercial Banks (10.9%)
  Bank of America Corporation                           20,500          1,518
  Bank of New York Company, Inc. (The)                  80,600          2,132
  FleetBoston Financial Corporation                     60,500          1,604
  MBNA Corporation                                      78,500          1,484
  Morgan Chase & Co. (J.P.)                             66,100          1,940
  U.S. Bancorp                                          85,000          1,883
  Wachovia Corporation                                  38,800          1,483
  Wells Fargo & Company                                 32,200          1,554
Communication (3.8%)
  Comcast Corporation-Class A (a) (b)                   45,600          1,455
  Comcast Corporation-Special Class A (a)               35,500          1,067
  Liberty Media Corporation-Class A (a)                209,700          2,307
Communications Equipment (5.1%)
  Comverse Technology, Inc. (a)                         96,400          1,260
  Lucent Technologies Inc. (a)                         903,700          1,627
  Motorola, Inc.                                       136,100          1,077
  Nokia Oyj-ADR                                        149,600          2,479
Computer & Office Equipment (4.3%)
  3Com Corporation (a)                                 105,700            550
  Hewlett-Packard Company                              138,300          2,254
  International Business Machines
    Corporation                                         11,300            959
  Sun Microsystems, Inc. (a)                           493,400          1,628
Department Stores (1.1%)
  Federated Department Stores, Inc. (a)                 46,500          1,424
Electric Services (1.3%)
  Progress Energy, Inc.                                 38,200          1,596
Electric, Gas & Sanitary Services (1.6%)
  NiSource Inc.                                         78,200          1,478
  Xcel Energy Inc.                                      36,200            489
Electronic Components & Accessories (2.0%)
  Agere Systems Inc.-Class B (a)                        96,399            165
  Intel Corporation                                     10,100            186
  LSI Logic Corporation (a)                             42,700            229
  Micron Technology, Inc. (a)                           81,700            694
  Solectron Corporation (a)                            379,100          1,209
Fabricated Metal Products (1.2%)
  Fortune Brands, Inc.                                  30,500          1,476
Food & Kindred Products (3.0%)
  Altria Group, Inc.                                    86,100          2,648
  General Mills, Inc. (b)                                6,500            293
  Kraft Foods, Inc.                                     26,900            831
Food Stores (1.1%)
  Safeway Inc. (a)                                      85,800          1,426
Health Services (2.3%)
  HCA Inc.                                              48,000          1,541
  Tenet Healthcare Corporation (a)                      93,200          1,383
Holding & Other Investment Offices (1.4%)
  Equity Office Properties Trust                        69,100          1,795
Insurance (4.0%)
  American International Group, Inc.                    40,200          2,330
  St. Paul Companies, Inc. (The) (b)                    37,900          1,301
  XL Capital Ltd.-Class A                               16,700          1,374
Insurance Agents, Brokers & Service (0.5%)
  Hartford Financial Services Group, Inc.
    (The)                                               16,700            681
Lumber & Other Building Materials (1.7%)
  Home Depot, Inc. (The)                                75,700          2,129
Oil & Gas Extraction (3.8%)
  ConocoPhillips                                        29,399          1,479
  ENSCO International Incorporated                      19,900            505
  Total Fina Elf SA-ADR (b)                             22,200          1,459
  Transocean Inc.                                       69,000          1,314
Paper & Allied Products (2.9%)
  International Paper Company                           41,600          1,487
  Kimberly-Clark Corporation                            43,900          2,185
Petroleum Refining (4.2%)
  BP PLC-ADR                                            46,500          1,792
  ChevronTexaco Corporation                             26,500          1,664

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Salomon Investors Value 1

IDEX Salomon Investors Value

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Petroleum Refining (continued)
  Marathon Oil Corporation                              14,600      $     332
  Royal Dutch Petroleum
    Company-NY Registered Shares                        35,200          1,439
Pharmaceuticals (6.2%)
  Bristol-Myers Squibb Co.                              48,500          1,239
  King Pharmaceuticals, Inc. (a)                         6,300             79
  Pfizer Inc.                                           96,780          2,976
  Schering-Plough Corporation                          100,800          1,824
  Wyeth                                                 38,900          1,693
Primary Metal Industries (1.7%)
  Alcoa Inc.                                            91,200          2,091
Restaurants (1.7%)
  McDonald's Corporation                               125,600          2,148
Savings Institutions (1.4%)
  Washington Mutual, Inc.                               44,400          1,754
Security & Commodity Brokers (6.6%)
  American Express Company                              41,200          1,560
  Goldman Sachs Group, Inc. (The)                       21,200          1,609
  Merrill Lynch & Co., Inc.                             47,400          1,946
  Morgan Stanley Dean Witter & Co.                      39,400          1,763
  Waddell & Reed Financial, Inc.-Class A                65,200          1,304
Telecommunications (5.9%)
  AT&T Corp.                                            46,000            784
  AT&T Wireless Services, Inc. (a)                     313,400          2,025
  SBC Communications Inc.                               86,400          2,018
  Verizon Communications, Inc.                          70,600          2,639
Tobacco Products (0.8%)
  R.J. Reynolds Tobacco Holdings, Inc. (b)              35,700          1,006
U.S. Government Agencies (1.0%)
  Freddie Mac                                           22,000          1,274
Variety Stores (2.3%)
  Costco Wholesale Corporation (a)                      30,900          1,070
  Target Corporation                                    56,000          1,873
                                                                    ---------
Total Common Stocks (cost: $117,678)                                  112,195
                                                                    ---------

                                                     Principal         Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (3.9%)
Bank Notes (0.2%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     278      $     278
Euro Dollar Overnight (0.4%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  189            189
  BNP Paribas SA
    1.24%, due 05/06/2003                                   89             89
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  222            222
Euro Dollar Term (1.2%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  444            444
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  111            111
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   33             33
    1.26%, due 06/24/2003                                  222            222
  Danske Bank A/S
    1.25%, due 05/07/2003                                  278            278
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  111            111
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  278            278
Medium Term Notes (0.1%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  167            167
Money Market Funds (1.6%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                   889            889
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 1,055          1,056
Promissory Notes (0.3%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  389            389
Repurchase Agreements (0.1%) (c)
  Merrill Lynch & Co., Inc.
    1.42%, due 05/01/2003                                  111            111
                                                                    ---------
Total Security Lending Collateral (cost: $4,867)                        4,867
                                                                    ---------
Total Investment Securities (cost: $124,628)                        $ 119,298
                                                                    =========
SUMMARY:
  Investments, at market value                            95.0%     $ 119,298
  Other assets in excess of liabilities                    5.0%         6,299
                                                     ---------      ---------
  Net assets                                             100.0%     $ 125,597
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $4,691.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $113.

DEFINITIONS:
ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Salomon Investors Value 2

IDEX Salomon Investors Value

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $124,628)
     (including $4,691 of securities loaned)                        $ 119,298
  Cash                                                                 10,679
  Receivables:
     Investment securities sold                                           638
     Shares of beneficial interest sold                                   566
     Interest                                                               3
     Dividends                                                            277
  Other                                                                     6
                                                                    ---------
                                                                      131,467
                                                                    ---------
Liabilities:
  Investment securities purchased                                         787
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                40
     Management and advisory fees                                          77
     Distribution fees                                                     44
     Transfer agent fees and expenses                                      32
  Payable for securities on loan                                        4,867
  Other                                                                    23
                                                                    ---------
                                                                        5,870
                                                                    ---------
Net Assets                                                          $ 125,597
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 133,104
  Undistributed net investment income (loss)                              272
  Accumulated net realized gain (loss) from investments                (2,449)
  Net unrealized appreciation (depreciation) of
     investments                                                       (5,330)
                                                                    ---------
Net Assets                                                          $ 125,597
                                                                    =========
Shares Outstanding:
  Class A                                                               9,772
  Class B                                                               1,662
  Class C                                                                 253
  Class L                                                                  23
  Class M                                                                 192
Net Asset Value Per Share:
  Class A                                                           $   10.63
  Class B                                                               10.21
  Class C                                                               10.21
  Class L                                                               10.21
  Class M                                                               10.27
Maximum Offering Price Per Share (1):
  Class A                                                           $   11.25
  Class M                                                               10.37

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $      61
  Dividends                                                             1,088
  Income from loaned securities-net                                         5
     Less withholding taxes on foreign dividends                          (15)
                                                                    ---------
                                                                        1,139
                                                                    ---------
Expenses:
  Management and advisory fees                                            376
  Transfer agent fees and expenses                                         85
  Custody fees                                                             14
  Administration fees                                                      13
  Registration fees                                                        40
  Trustees fees and expenses                                                3
  Professional fees                                                        14
  Other                                                                    15
  Distribution and service fees:
     Class A                                                              126
     Class B                                                               85
     Class C                                                               12
     Class L                                                                1
     Class M                                                               10
                                                                    ---------
  Total Expenses                                                          794
  Less reimbursements by the investment adviser                            (2)
                                                                    ---------
  Net Expenses                                                            792
                                                                    ---------
Net Investment Income (Loss)                                              347
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                    (2,268)
  Net unrealized appreciation (depreciation)
     on investment securities                                           6,556
                                                                    ---------
Net Gain (Loss) on Investments                                          4,288
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   4,635
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Salomon Investors Value 3

IDEX Salomon Investors Value

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $     347      $      77
  Net realized gain (loss) on investment
     securities                                         (2,268)           396
  Net unrealized appreciation (depreciation)
     on investment securities                            6,556        (10,705)
                                                     ---------      ---------
                                                         4,635        (10,232)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                              (100)            --
     Class B                                               (30)            --
     Class C                                                (4)            --
     Class L                                                --             --
     Class M                                                (4)            --
                                                     ---------      ---------
                                                          (138)            --
                                                     ---------      ---------
  From net realized gains:
     Class A                                              (420)          (279)
     Class B                                              (127)          (472)
     Class C                                               (17)           (55)
     Class L                                                (1)            --
     Class M                                               (16)           (78)
                                                     ---------      ---------
                                                          (581)          (884)
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            56,092         45,626
     Class B                                             2,496          9,096
     Class C                                               475          2,830
     Class L                                               223             --
     Class M                                                64          1,216
                                                     ---------      ---------
                                                        59,350         58,768
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                               517            271
     Class B                                               148            443
     Class C                                                20             53
     Class L                                                --             --
     Class M                                                19             76
                                                     ---------      ---------
                                                           704            843
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (2,927)        (5,758)
     Class B                                            (3,192)        (8,071)
     Class C                                              (299)        (2,219)
     Class L                                                --             --
     Class M                                              (474)        (1,799)
                                                     ---------      ---------
                                                        (6,892)       (17,847)
                                                     ---------      ---------
                                                        53,162         41,764
                                                     ---------      ---------
Net increase (decrease) in net assets                   57,078         30,648
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   68,519         37,871
                                                     ---------      ---------
  End of period                                      $ 125,597      $  68,519
                                                     =========      =========
Undistributed Net Investment Income (Loss)           $     272      $      63
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             5,409          4,098
     Class B                                               247            762
     Class C                                                49            240
     Class L                                                23             --
     Class M                                                 7            103
                                                     ---------      ---------
                                                         5,735          5,203
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                50             21
     Class B                                                15             35
     Class C                                                 2              4
     Class L                                                --             --
     Class M                                                 2              6
                                                     ---------      ---------
                                                            69             66
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (285)          (491)
     Class B                                              (325)          (715)
     Class C                                               (30)          (199)
     Class L                                                --             --
     Class M                                               (48)          (153)
                                                     ---------      ---------
                                                          (688)        (1,558)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            5,116          3,711
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Salomon Investors Value 4

IDEX Salomon Investors Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   10.21     $   0.05         $   0.46       $   0.51
          10/31/2002          12.55         0.04            (2.10)         (2.06)
          10/31/2001          12.91         0.07            (0.42)         (0.35)
          10/31/2000          11.28         0.09             1.54           1.63
          10/31/1999          11.09         0.05             0.41           0.46
          10/31/1998          11.71         0.03            (0.61)         (0.58)
--------------------------------------------------------------------------------
Class B   04/30/2003           9.84         0.01             0.45           0.46
          10/31/2002          12.19        (0.01)           (2.06)         (2.07)
          10/31/2001          12.61        (0.02)           (0.39)         (0.41)
          10/31/2000          11.09        (0.02)            1.54           1.52
          10/31/1999          10.98        (0.03)            0.41           0.38
          10/31/1998          11.67        (0.04)           (0.61)         (0.65)
--------------------------------------------------------------------------------
Class C   04/30/2003           9.84         0.01             0.45           0.46
          10/31/2002          12.19        (0.01)           (2.06)         (2.07)
          10/31/2001          12.61        (0.02)           (0.39)         (0.41)
          10/31/2000          11.09        (0.02)            1.54           1.52
--------------------------------------------------------------------------------
Class L   04/30/2003           9.77         0.01             0.52           0.53
--------------------------------------------------------------------------------
Class M   04/30/2003           9.90         0.02             0.44           0.46
          10/31/2002          12.25           --            (2.07)         (2.07)
          10/31/2001          12.66        (0.01)           (0.39)         (0.40)
          10/31/2000          11.12           --             1.54           1.54
          10/31/1999          11.00        (0.02)            0.41           0.39
          10/31/1998          11.67        (0.02)           (0.61)         (0.63)
--------------------------------------------------------------------------------

              For a share of beneficial interest outstanding
                         throughout each period
          ------------------------------------------------------
                        Distributions
          -----------------------------------------
                                                      Net Asset
            From Net     From Net                      Value,
           Investment    Realized        Total           End
             Income        Gains     Distributions    of Period
          ------------ ------------ --------------- ------------
Class A    $   (0.02)   $   (0.07)    $   (0.09)     $   10.63
                  --        (0.28)        (0.28)         10.21
                  --        (0.01)        (0.01)         12.55
                  --           --            --          12.91
                  --        (0.27)        (0.27)         11.28
                  --        (0.04)        (0.04)         11.09
--------------------------------------------------------------
Class B        (0.02)       (0.07)        (0.09)         10.21
                  --        (0.28)        (0.28)          9.84
                  --        (0.01)        (0.01)         12.19
                  --           --            --          12.61
                  --        (0.27)        (0.27)         11.09
                  --        (0.04)        (0.04)         10.98
--------------------------------------------------------------
Class C        (0.02)       (0.07)        (0.09)         10.21
                  --        (0.28)        (0.28)          9.84
                  --        (0.01)        (0.01)         12.19
                  --           --            --          12.61
--------------------------------------------------------------
Class L        (0.02)       (0.07)        (0.09)         10.21
--------------------------------------------------------------
Class M        (0.02)       (0.07)        (0.09)         10.27
                  --        (0.28)        (0.28)          9.90
                  --        (0.01)        (0.01)         12.25
                  --           --            --          12.66
                  --        (0.27)        (0.27)         11.12
                  --        (0.04)        (0.04)         11.00
--------------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          5.00%        $103,854        1.54%        1.54%            0.88%          13.24%
          10/31/2002        (16.90)          46,960        1.55         1.91             0.56          100.83
          10/31/2001         (2.68)          12,176        1.55         1.93             0.48           29.40
          10/31/2000         14.38            8,431        1.55         2.20             0.40           49.75
          10/31/1999          4.34            7,972        1.64         2.28             0.21           26.29
          10/31/1998         (4.96)           8,035        1.85         2.51               --           30.43
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          4.68           16,964        2.19         2.19             0.23           13.24
          10/31/2002        (17.47)          16,980        2.20         2.56            (0.09)         100.83
          10/31/2001         (3.31)          20,034        2.20         2.58            (0.17)          29.40
          10/31/2000         13.72           10,448        2.20         2.85            (0.25)          49.75
          10/31/1999          3.68            7,311        2.29         2.93            (0.44)          26.29
          10/31/1998         (5.55)           5,020        2.50         3.16            (0.65)          30.43
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          4.68            2,582        2.19         2.19             0.23           13.24
          10/31/2002        (17.47)           2,295        2.20         2.56            (0.09)         100.83
          10/31/2001         (3.31)           2,288        2.20         2.58            (0.17)          29.40
          10/31/2000         13.72            1,094        2.20         2.85            (0.25)          49.75
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          5.43              230        2.19         2.19             0.23           13.24
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          4.65            1,967        2.09         2.09             0.33           13.24
          10/31/2002        (17.35)           2,284        2.10         2.46             0.01          100.83
          10/31/2001         (3.21)           3,373        2.10         2.48            (0.07)          29.40
          10/31/2000         13.82            2,508        2.10         2.75            (0.15)          49.75
          10/31/1999          3.79            2,204        2.19         2.83            (0.34)          26.29
          10/31/1998         (5.46)           2,013        2.40         3.06            (0.55)          30.43
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Salomon Investors Value 5

IDEX Salomon Investors Value

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) The inception date for the Fund's offering of share Classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           Salomon Investors Value 6

IDEX Salomon Investors Value

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Salomon Investors Value ("the Fund"), part of IDEX Mutual Funds, began operations on February 2, 1997.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100%

IDEX Mutual Funds
Semi-Annual Report 2003

                           Salomon Investors Value 7

IDEX Salomon Investors Value

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.80% of the first $500 million of ANA
      0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 27
     Retained by Underwriter         1
     Contingent Sales Charges       36

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Brokerage commissions: Brokerage commissions incurred on security transactions placed with an affiliate of the sub-adviser for the six-months ended April 30, 2003, was $6.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003 are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 58,525
  U.S. Government                                         519
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  11,605
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  125,316
                                               ==========
Unrealized Appreciation                        $    3,822
Unrealized (Depreciation)                          (9,840)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $   (6,018)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                           Salomon Investors Value 8

IDEX Transamerica Conservative High-Yield Bond

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS (0.6%)
  Republic of Colombia
    9.75%, due 04/23/2009                            $   1,000      $   1,095
                                                                    ---------
Total Foreign Government Obligations
 (cost: $925)                                                           1,095
                                                                    ---------
CORPORATE DEBT SECURITIES (89.6%)
Aerospace (1.6%)
  AAR CORP
    7.25%, due 10/15/2003                                2,000          1,980
  K&F Industries, Inc.
    9.63%, due 12/15/2010                                1,000          1,078
Air Transportation (0.2%)
  Piedmont Airlines, Inc.-Series K
    10.10%, due 05/13/2007                               1,048            314
Amusement & Recreation Services (2.1%)
  MGM MIRAGE
    6.88%, due 02/06/2008                                2,000          2,060
  Premier Parks Inc. (b)
    9.75%, due 06/15/2007                                2,000          2,075
Apparel Products (1.0%)
  Levi Strauss & Co (b)
    6.80%, due 11/01/2003                                2,000          2,030
Automotive (4.0%)
  ArvinMeritor, Inc.
    6.75%, due 03/15/2008                                3,000          3,015
  Dana Corporation
    6.25%, due 03/01/2004                                1,000          1,010
  Ford Motor Company
    6.63%, due 10/01/2028                                2,000          1,646
  Navistar International Corporation
    9.38%, due 06/01/2006                                2,000          2,140
Automotive Dealers & Service Stations (0.5%)
  Asbury Automotive Group, Inc.
    9.00%, due 06/15/2012                                1,000            925
Business Credit Institutions (0.7%)
  Ford Motor Credit Company
    6.50%, due 01/25/2007                                  500            512
  HVB Funding Trust III-144A
    9.00%, due 10/22/2031                                1,000            926
Business Services (1.2%)
  Exodus Communications, Inc. (e)
    11.63%, due 07/15/2010                                 839             13
  R.H. Donnelley Financial
    Corporation I-144A (c)
    10.88%, due 12/15/2012                               2,000          2,309
Chemicals & Allied Products (2.2%)
  Elizabeth Arden, Inc. (b)
    11.75%, due 02/01/2011                               1,000          1,100
  Equistar Chemicals, LP-144A (b)
    10.63%, due 05/01/2011                               2,000          2,100
  Huntsman International LLC (b)
    9.88%, due 03/01/2009                                1,000          1,085
Commercial Banks (0.6%)
  Popular, Inc.
    6.13%, due 10/15/2006                                1,000          1,084
Communication (1.4%)
  Adelphia Communications
    Corporation (b) (e)
    10.25%, due 11/01/2006                               1,000            500
  Charter Communications Holdings LLC
    8.63%, due 04/01/2009 (b)                            1,000            665
    0.00%, due 04/01/2011 (f)                            1,000            580
  CSC Holdings, Inc.
    7.88%, due 12/15/2007                                1,000          1,053
Communications Equipment (1.6%)
  L-3 Communications Corporation
    7.63%, due 06/15/2012                                1,000          1,103
  Lucent Technologies Inc. (b)
    7.25%, due 07/15/2006                                1,000            950
  Nortel Networks Corporation (b)
    6.13%, due 02/15/2006                                1,000            970
Computer & Data Processing Services (1.1%)
  Unisys Corporation
    7.88%, due 04/01/2008                                2,000          2,080
Computer & Office Equipment (0.8%)
  Seagate Technology HDD Holdings
    8.00%, due 05/15/2009                                1,500          1,620
Construction (0.4%)
  Centex Corporation
    5.80%, due 09/15/2009                                  750            798
Drug Stores & Proprietary Stores (0.6%)
  Rite Aid Corporation-144A
    9.50%, due 02/15/2011                                1,000          1,075
Electric Services (7.1%)
  Calpine Canada Energy Finance ULC
    8.50%, due 05/01/2008                                1,000            740
  Calpine Corporation
    7.75%, due 04/15/2009                                2,000          1,440
  CenterPoint Energy Resources
    Corp.-144A (c)
    7.88%, due 04/01/2013                                2,000          2,298
  Dynegy Holdings Inc.
    7.67%, due 11/08/2016                                2,000          1,620
  Elwood Energy LLC
    8.16%, due 07/05/2026                                1,901          1,483

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Transamerica Conservative High-Yield Bond 1

IDEX Transamerica Conservative High-Yield Bond

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Electric Services (continued)
  Nevada Power Company
    8.25%, due 06/01/2011                            $   4,000      $   3,840
  Westar Energy, Inc.
    7.88%, due 05/01/2007                                2,000          2,224
Electric, Gas & Sanitary Services (0.6%)
  Illinois Power Company-144A
    11.50%, due 12/15/2010                               1,000          1,115
Electronic Components & Accessories (2.5%)
  ON Semiconductor Corporation
    13.00%, due 05/15/2008                               1,000            950
  Tyco International Group SA
    5.88%, due 11/01/2004                                2,000          2,010
    6.38%, due 02/15/2006                                2,000          2,000
Environmental Services (1.6%)
  Allied Waste North America, Inc.
    10.00%, due 08/01/2009                               2,000          2,143
    7.88%, due 04/15/2013 (b)                            1,000          1,035
Food & Kindred Products (3.3%)
  Altria Group, Inc (b)
    7.20%, due 02/01/2007                                2,000          2,090
  Del Monte Foods Company-144A
    8.63%, due 12/15/2012                                3,000          3,225
  Tyson Foods, Inc.
    8.25%, due 10/01/2011                                1,000          1,154
Food Stores (0.5%)
  Ingles Markets, Incorporated
    8.88%, due 12/01/2011                                1,000          1,015
Gas Production & Distribution (1.1%)
  Northwest Pipeline Corporation
    8.13%, due 03/01/2010                                2,000          2,179
Health Services (2.8%)
  Insight Health Services Corp.
    9.88%, due 11/01/2011                                  500            465
  Manor Care, Inc.-144A
    6.25%, due 05/01/2013                                2,000          2,049
  Tenet Healthcare Corporation
    5.38%, due 11/15/2006                                1,000            970
    7.38%, due 02/01/2013                                2,000          1,955
Hotels & Other Lodging Places (4.6%)
  Hilton Hotels Corporation (b)
    7.63%, due 12/01/2012                                2,000          2,100
  John Q. Hammons Hotels, Inc.-Series B
    8.88%, due 05/15/2012                                1,500          1,551
  Las Vegas Sands, Inc. (Venetian Casino
    Resort LLC)
    11.00%, due 06/15/2010                               1,000          1,098
  Park Place Entertainment Corporation
    7.50%, due 09/01/2009                                2,000          2,115
    7.00%, due 04/15/2013-144A                           1,000          1,018
    8.13%, due 05/15/2011 (b)                            1,000          1,055
Industrial Machinery & Equipment (1.8%)
  Columbus McKinnon Corporation (b)
    8.50%, due 04/01/2008                                2,000          1,360
  SPX Corporation
    7.50%, due 01/01/2013                                2,000          2,150
Lumber & Wood Products (1.3%)
  Georgia-Pacific Corporation-144A
    8.88%, due 02/01/2010                                1,000          1,078
  Scotia Pacific Company LLC
    7.11%, due 01/20/2014                                2,000          1,495
Medical Instruments & Supplies (0.8%)
  C.R. Bard, Inc.
    6.70%, due 12/01/2026                                1,500          1,636
Metal Cans & Shipping Containers (1.1%)
  BWAY Corporation-144A
    10.00%, due 10/15/2010                               1,000          1,035
  Crown European Holdings SA-144A (b)
    10.88%, due 03/01/2013                               1,000          1,090
Metal Mining (0.6%)
  Newmont Yandal Operations Limited
    8.88%, due 04/01/2008                                2,000          1,200
Mining (1.1%)
  Peabody Energy Corporation-144A
    6.88%, due 03/15/2013                                2,000          2,080
Motion Pictures (3.5%)
  AOL Time Warner Inc.
    7.75%, due 06/15/2005                                1,000          1,092
    7.48%, due 01/15/2008                                1,500          1,696
  Time Warner Entertainment Company, LP
    10.15%, due 05/01/2012                               1,000          1,301
  Vivendi Universal-144A (b)
    9.25%, due 04/15/2010                                2,500          2,804
Motor Vehicles, Parts & Supplies (1.1%)
  TRW Automotive Inc.-144A (b)
    11.00%, due 02/15/2013                               2,000          2,159
Oil & Gas Extraction (7.2%)
  Alberta Energy Company Ltd.
    7.38%, due 11/01/2031                                1,000          1,196
  Chesapeake Energy Corporation
    8.38%, due 11/01/2008                                1,000          1,070
    7.50%, due 09/15/2013-144A                           1,000          1,055
  Forest Oil Corporation
    8.00%, due 12/15/2011                                  500            525
    7.75%, due 05/01/2014                                1,000          1,018

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Transamerica Conservative High-Yield Bond 2

IDEX Transamerica Conservative High-Yield Bond

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Oil & Gas Extraction (continued)
  Louisana Land and Exploration
    Company (The)
    7.63%, due 04/15/2013                            $   2,000      $   2,382
  PDVSA Finance Ltd.
    6.65%, due 02/15/2006                                1,500          1,320
    6.45%, due 02/15/2004 (b)                            1,500          1,463
  Petroleum Geo-Sevices ASA
    6.63%, due 03/30/2008                                2,300            920
  Stone Energy Corporation
    8.25%, due 12/15/2011                                1,000          1,045
  XTO Energy, Inc. (b)
    6.25%, due 04/15/2013                                2,000          2,090
Paper & Allied Products (1.1%)
  Cascades, Inc.-144A (b)
    7.25%, due 02/15/2013                                1,000          1,055
  Smurfit-Stone Container Corporation
    8.25%, due 10/01/2012                                1,000          1,088
Paper & Paper Products (1.1%)
  MDP Acquisitions PLC-144A
    9.63%, due 10/01/2012                                2,000          2,179
Personal Services (1.0%)
  Service Corporation International
    7.70%, due 04/15/2009                                2,000          2,020
Petroleum & Petroleum Products (0.3%)
  Enron Corp. (e)
    6.75%, due 08/01/2009                                3,000            540
Petroleum Refining (1.6%)
  Frontier Oil Escrow Corporation-144A
    8.00%, due 04/15/2013                                1,000          1,030
  Tesoro Petroleum Corporation-144A
    8.00%, due 04/15/2008                                2,000          2,070
Pharmaceuticals (0.5%)
  Alpharma Inc.-144A
    8.63%, due 05/01/2011                                1,000          1,030
Primary Metal Industries (0.5%)
  Oregon Steel Mills, Inc. (b)
   10.00%, due 07/15/2009                                1,000          1,010
Printing & Publishing (5.5%)
  Dex Media East LLC (Dex Media Finance
    Co.)-144A (b)
    9.88%, due 11/15/2009                                1,000          1,145
  Houghton Mifflin Company-144A (b)
    9.88%, due 02/01/2013                                2,000          2,159
  Moore North America Finance, Inc.-144A
    7.88%, due 01/15/2011                                2,000          2,120
  News America Incorporated
    7.25%, due 05/18/2018                                1,000          1,138
  Primedia Inc.
    8.88%, due 05/15/2011                                2,000          2,130
  Quebecor World Inc.
    7.75%, due 02/15/2009                                2,000          2,065
Radio & Television Broadcasting (2.2%)
  CanWest Media Inc.
    10.63%, due 05/15/2011                               1,000          1,138
    7.63%, due 04/15/2013-144A                           1,000          1,043
  Susquehanna Media Co.-144A
    7.38%, due 04/15/2013                                2,000          2,085
Railroads (1.1%)
  Kansas City Southern
    9.50%, due 10/01/2008                                2,000          2,209
Restaurants (0.6%)
  YUM! Brands, Inc.
    7.70%, due 07/01/2012                                1,000          1,105
Savings Institutions (1.3%)
  People's Bank
    7.20%, due 12/01/2006                                2,300          2,464
Security & Commodity Brokers (1.1%)
  Morgan Stanley Tracers-144A
    9.41%, due 12/15/2012                                2,000          2,125
Stone, Clay & Glass Products (2.7%)
  Anchor Glass Container
    Corporation-144A
    11.00%, due 02/15/2013                               1,000          1,060
  Owens-Brockway Glass Container Inc.
    8.75%, due 11/15/2012                                1,000          1,068
    7.75%, due 05/15/2011-144A                           1,000          1,036
  Owens-Illinois, Inc.
    7.15%, due 05/15/2005                                2,000          2,040
Telecommunications (2.6%)
  Nextel Communications, Inc. (b)
    9.38%, due 11/15/2009                                1,000          1,080
  Qwest Capital Funding, Inc.
    5.88%, due 08/03/2004                                1,000            940
    7.00%, due 08/03/2009                                2,000          1,660
    7.90%, due 08/15/2010                                1,000            840
  WorldCom, Inc. (e)
    7.50%, due 05/15/2011                                2,000            570
Trucking & Warehousing (1.1%)
  Iron Mountain Incorporated
    7.75%, due 01/15/2015                                2,000          2,130
Water Transportation (1.6%)
  Royal Caribbean Cruises Ltd.
    7.00%, due 10/15/2007                                1,000            960
    8.75%, due 02/02/2011 (b)                            2,000          2,040

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Transamerica Conservative High-Yield Bond 3

IDEX Transamerica Conservative High-Yield Bond

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Wholesale Trade Nondurable Goods (1.1%)
  Nash-Finch Company-Series B
    8.50%, due 05/01/2008                            $   2,500      $   2,138
                                                                    ---------
Total Corporate Debt Securities (cost: $ 175,094)                     174,503
                                                                    =========

                                                       Shares          Value
------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.0%)
Telecommunications (0.0%)
  McLeodUSA Incorporated-Series A                        6,840      $      21
                                                                    ---------
Total Convertible Preferred Stocks (cost: $1,466)                          21
                                                                    ---------
PREFERRED STOCKS (1.0%)
Holding & Other Investment Offices (1 0%)
  Duke Realty Corporation                                   40          2,010
                                                                    ---------
Total Preferred Stocks (cost: $2,008)                                   2,010
                                                                    ---------
COMMON STOCKS (0.0%)
Printing & Publishing (0.0%)
  Golden Books Family Entertainment, Inc. (a)           63,750            (d)
Telecommunications (0.0%)
  McLeodUSA Incorporated-warrants
    Expires 04/16/2007                                  15,158              3
                                                                    ---------
Total Common Stocks (cost: $168)                                            3
                                                                    ---------

                                                     Principal         Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (17.9%)
Bank Note (1.0%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $   1,989      $   1,989
Euro Dollar Overnight (1.8%)
  Bank of Montreal
    1.34%, due 05/01/2003                                1,356          1,356
  BNP Paribas SA
    1.24%, due 05/06/2003                                  637            637
  Royal Bank of Canada
    1.35%, due 05/01/2003                                1,591          1,591
Euro Dollar Term (5.4%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                3,183          3,183
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  796            796
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                  239            239
    1.26%, due 06/24/2003                                1,591          1,591
  Danske Bank A/S
    1.25%, due 05/07/2003                                1,989          1,989
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  796            796
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                1,989          1,989
Medium Term Note (0.6%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                1,193          1,193
Money Market Fund (7.3%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 6,365          6,365
  Merrimac Cash Series Fund-Premium Class
    1-day yield of 1.23%                                 7,557          7,557
Promissory Note (1.4%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                2,785          2,785
Repurchase Agreement (0.4%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                                  796            796
                                                                    ---------
Total Security Lending Collateral (cost: $34,852)                      34,852
                                                                    ---------
Total Investment Securities (cost: $214,513)                        $ 212,484
                                                                    =========
SUMMARY:
  Investments, at market value                           109.1%     $ 212,484
  Liabilities in excess of other assets                   (9.1)%      (17,797)
                                                     ---------      ---------
  Net assets                                             100.0%     $ 194,687
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At April 30, 2003, all or a portion of this security is on loan (see Note
      1). The market value at April 30, 2003, of all securities on loan is $33,997.

(c) Cash Collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $812.

(d)   Market value is less than $1.

(e)   Securities are currently in default on interest payments.

(f) Securities are stepbonds. Charter Communications Holdings LLC has an interest rate of 0.00% until 04/01/2004, thereafter the coupon rate will be 9.92%.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                  Transamerica Conservative High-Yield Bond 4

IDEX Transamerica Conservative High-Yield Bond

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $214,513)
     (including $33,997 of securities loaned)                       $ 212,484
  Cash                                                                 13,250
  Receivables:
     Shares of beneficial interest sold                                 2,045
     Interest                                                           3,749
  Other                                                                    40
                                                                    ---------
                                                                      231,568
                                                                    ---------
Liabilities:
  Investment securities purchased                                       1,000
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                               766
     Management and advisory fees                                          87
     Distribution fees                                                     87
     Transfer agent fees and expenses                                      35
  Payable for securities on loan                                       34,852
  Other                                                                    54
                                                                    ---------
                                                                       36,881
                                                                    ---------
Net Assets                                                          $ 194,687
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 205,167
  Accumulated net investment income (loss)                               (209)
  Accumulated net realized gain (loss) from investments                (8,238)
  Net unrealized appreciation (depreciation) of
     investments                                                       (2,033)
                                                                    ---------
Net Assets                                                          $ 194,687
                                                                    =========
Shares Outstanding:
  Class A                                                              14,018
  Class B                                                               5,483
  Class C                                                               1,601
  Class L                                                                 376
  Class M                                                                 730
Net Asset Value Per Share:
  Class A                                                           $    8.77
  Class B                                                                8.76
  Class C                                                                8.76
  Class L                                                                8.76
  Class M                                                                8.76
Maximum Offering Price Per Share (1):
  Class A                                                           $    9.28
  Class M                                                                8.85

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, M, and L shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $   5,365
  Dividends                                                                80
  Income from loaned securities-net                                        22
                                                                    ---------
                                                                        5,467
                                                                    ---------
Expenses:
  Management and advisory fees                                            394
  Transfer agent fees and expenses                                        109
  Custody fees                                                             11
  Administration fees                                                      13
  Registration fees                                                        41
  Trustees fees and expenses                                                5
  Professional fees                                                        16
  Other                                                                    20
  Distribution and service fees:
     Class A                                                              138
     Class B                                                              182
     Class C                                                               51
     Class L                                                                4
     Class M                                                               26
                                                                    ---------
  Total Expenses                                                        1,010
                                                                    ---------
Net Investment Income (Loss)                                            4,457
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                       728
  Net unrealized appreciation (depreciation)
     on investment securities                                          13,669
                                                                    ---------
Net Gain (Loss) on Investments                                         14,397
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $  18,854
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                  Transamerica Conservative High-Yield Bond 5

IDEX Transamerica Conservative High-Yield Bond

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $   4,457      $   6,448
  Net realized gain (loss) on investment
     securities                                            728         (5,400)
  Net unrealized appreciation (depreciation)
     on investment securities                           13,669        (10,432)
                                                     ---------      ---------
                                                        18,854         (9,384)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                            (2,887)        (3,645)
     Class B                                            (1,230)        (2,090)
     Class C                                              (340)          (482)
     Class L                                               (26)            --
     Class M                                              (195)          (459)
                                                     ---------      ---------
                                                        (4,678)        (6,676)
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            74,427         38,187
     Class B                                            17,220         15,891
     Class C                                             8,469          7,572
     Class L                                             3,272             --
     Class M                                               968          2,479
                                                     ---------      ---------
                                                       104,356         64,129
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                             2,497          2,915
     Class B                                               731          1,419
     Class C                                               156            333
     Class L                                                14             --
     Class M                                               137            300
                                                     ---------      ---------
                                                         3,535          4,967
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                           (22,901)       (23,048)
     Class B                                            (5,080)       (16,144)
     Class C                                            (1,991)        (8,655)
     Class L                                              (110)            --
     Class M                                            (1,240)        (3,745)
                                                     ---------      ---------
                                                       (31,322)       (51,592)
                                                     ---------      ---------
                                                        76,569         17,504
                                                     ---------      ---------
Net increase (decrease) in net assets                   90,745          1,444
                                                     ---------      ---------
Net Assets:
  Beginning of period                                  103,942        102,498
                                                     ---------      ---------
  End of period                                      $ 194,687      $ 103,942
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (209)     $      12
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             8,854          4,469
     Class B                                             2,053          1,842
     Class C                                             1,020            864
     Class L                                               387             --
     Class M                                               116            283
                                                     ---------      ---------
                                                        12,430          7,458
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                               301            341
     Class B                                                88            165
     Class C                                                19             38
     Class L                                                 2             --
     Class M                                                16             35
                                                     ---------      ---------
                                                           426            579
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                            (2,748)        (2,678)
     Class B                                              (613)        (1,883)
     Class C                                              (238)          (995)
     Class L                                               (13)            --
     Class M                                              (151)          (433)
                                                     ---------      ---------
                                                        (3,763)        (5,989)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            9,093          2,048
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                  Transamerica Conservative High-Yield Bond 6

IDEX Transamerica Conservative High-Yield Bond

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  7.93      $   0.29         $   0.86       $   1.15
          10/31/2002          9.26          0.57            (1.31)         (0.74)
          10/31/2001          9.24          0.72             0.01           0.73
          10/31/2000          9.67          0.69            (0.37)          0.32
          10/31/1999         10.43          0.65            (0.54)          0.11
          10/31/1998         10.96          0.69            (0.30)          0.39
--------------------------------------------------------------------------------
Class B   04/30/2003          7.93          0.26             0.85           1.11
          10/31/2002          9.26          0.52            (1.32)         (0.80)
          10/31/2001          9.24          0.57             0.10           0.67
          10/31/2000          9.67          0.63            (0.37)          0.26
          10/31/1999         10.42          0.59            (0.54)          0.05
          10/31/1998         10.96          0.61            (0.30)          0.31
--------------------------------------------------------------------------------
Class C   04/30/2003          7.92          0.26             0.86           1.12
          10/31/2002          9.26          0.51            (1.32)         (0.81)
          10/31/2001          9.24          0.52             0.15           0.67
          10/31/2000          9.67          0.63            (0.37)          0.26
--------------------------------------------------------------------------------
Class L   04/30/2003          8.08          0.20             0.76           0.96
--------------------------------------------------------------------------------
Class M   04/30/2003          7.93          0.35             0.77           1.12
          10/31/2002          9.26          0.53            (1.32)         (0.79)
          10/31/2001          9.24          0.63             0.05           0.68
          10/31/2000          9.67          0.64            (0.37)          0.27
          10/31/1999         10.42          0.60            (0.54)          0.06
          10/31/1998         10.96          0.62            (0.30)          0.32
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A    $   (0.31)   $     --    $   (0.31)     $  8.77
               (0.59)         --        (0.59)        7.93
               (0.71)         --        (0.71)        9.26
               (0.69)      (0.06)       (0.75)        9.24
               (0.67)      (0.20)       (0.87)        9.67
               (0.70)      (0.22)       (0.92)       10.43
----------------------------------------------------------
Class B        (0.28)         --        (0.28)        8.76
               (0.53)         --        (0.53)        7.93
               (0.65)         --        (0.65)        9.26
               (0.63)      (0.06)       (0.69)        9.24
               (0.60)      (0.20)       (0.80)        9.67
               (0.63)      (0.22)       (0.85)       10.42
----------------------------------------------------------
Class C        (0.28)         --        (0.28)        8.76
               (0.53)         --        (0.53)        7.92
               (0.65)         --        (0.65)        9.26
               (0.63)      (0.06)       (0.69)        9.24
----------------------------------------------------------
Class L        (0.28)         --        (0.28)        8.76
----------------------------------------------------------
Class M        (0.29)         --        (0.29)        8.76
               (0.54)         --        (0.54)        7.93
               (0.66)         --        (0.66)        9.26
               (0.64)      (0.06)       (0.70)        9.24
               (0.61)      (0.20)       (0.81)        9.67
               (0.64)      (0.22)       (0.86)       10.42
----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003         14.92%       $ 122,924        1.27%        1.27%            7.01%          20.13%
          10/31/2002         (8.48)          60,332        1.35         1.35             6.61           64.29
          10/31/2001          8.12           50,755        1.41         1.41             7.35           16.01
          10/31/2000          3.37           49,259        1.36         1.36             7.34           11.37
          10/31/1999          1.09           59,082        1.38         1.38             6.41           26.95
          10/31/1998          3.54           63,494        1.24         1.24             6.38           53.09
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003         14.41           48,045        1.92         1.92             6.36           20.13
          10/31/2002         (9.03)          31,336        2.00         2.00             5.96           64.29
          10/31/2001          7.45           35,471        2.06         2.06             6.70           16.01
          10/31/2000          2.74           13,808        2.01         2.01             6.69           11.37
          10/31/1999          0.38           12,930        2.03         2.03             5.76           26.95
          10/31/1998          2.87            5,041        1.89         1.89             5.73           53.09
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003         14.41           14,031        1.92         1.92             6.36           20.13
          10/31/2002         (9.03)           6,340        2.00         2.00             5.96           64.29
          10/31/2001          7.45            8,267        2.06         2.06             6.70           16.01
          10/31/2000          2.74            1,025        2.01         2.01             6.69           11.37
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003         12.14            3,292        1.92         1.92             6.36           20.13
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003         14.47            6,395        1.82         1.82             6.46           20.13
          10/31/2002         (8.95)           5,934        1.90         1.90             6.06           64.29
          10/31/2001          7.56            8,005        1.96         1.96             6.80           16.01
          10/31/2000          2.84            4,319        1.91         1.91             6.79           11.37
          10/31/1999          0.54            5,515        1.93         1.93             5.86           26.95
          10/31/1998          2.97            4,073        1.79         1.79             5.83           53.09
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                  Transamerica Conservative High-Yield Bond 7

IDEX Transamerica Conservative High-Yield Bond

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                  Transamerica Conservative High-Yield Bond 8

IDEX Transamerica Conservative High-Yield Bond

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Transamerica Conservative High-Yield Bond ("the Fund"), part of IDEX Mutual Funds, began operations on June 14, 1985.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are

IDEX Mutual Funds
Semi-Annual Report 2003

                  Transamerica Conservative High-Yield Bond 9

IDEX Transamerica Conservative High-Yield Bond

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are a wholly owned indirect subsidiary of AEGON NV, a Netherlands corporation. AEGON USA Investments Management, Inc. and Transamerica Investment Management, LLC are both affiliates of the Fund. AEGON USA Investments Management, Inc. is the sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.60% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.25% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 147
     Retained by Underwriter          4
     Contingent Sales Charges        65

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $10 deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 90,856
  U.S. Government                                       1,497
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  22,776
  U.S. Government                                       1,487

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
 $     1,984    October 31, 2008
       1,519    October 31, 2009
       5,464    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  214,513
                                               ==========
Unrealized Appreciation                        $    9,820
Unrealized (Depreciation)                         (11,849)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $   (2,029)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                  Transamerica Conservative High-Yield Bond 10

IDEX Transamerica Convertible Securities

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES (1.6%)
Electronic Components & Accessories (1.6%)
  LSI Logic Corporation
    4.25%, due 03/15/2004                            $   1,000      $     979
                                                                    ---------
Total Corporate Debt Securities (cost: $989)                              979
                                                                    ---------
CONVERTIBLE BONDS (66.8%)
Apparel & Accessory Stores (2.7%)
  TJX Companies, Inc. (The)
    Zero Coupon, due 02/13/2021                          2,000          1,600
Commercial Banks (3.9%)
  Deutsche Bank Luxembourg SA-144A (c)(d)
    1.54%, due 05/01/2012                                1,000          1,578
  Wachovia Bank, National Association-144A
    5.00%, due 01/27/2004                                  750            776
Communication (3.2%)
  Echostar Communications Corporation
    4.88%, due 01/01/2007                                  430            428
    5.75%, due 05/15/2008 (a)                            1,000          1,049
  Liberty Media Corporation
    3.25%, due 03/15/2031                                  450            467
Communications Equipment (2.6%)
  L-3 Communications Holdings, Inc.
    4.00%, due 09/15/2011                                  249            272
  McDATA Corporation-144A (a)
    2.25%, due 02/15/2010                                1,000          1,276
Computer & Data Processing Services (9.6%)
  Affiliated Computer Services, Inc. (a)
    3.50%, due 02/15/2006                                  723            908
  BEA Systems, Inc.
    4.00%, due 12/15/2006                                  750            711
  GTECH Holdings Corporation (a)
    1.75%, due 12/15/2021                                  550            782
  Network Associates, Inc.
    5.25%, due 08/15/2006                                1,250          1,327
  Siebel Systems, Inc.
    5.50%, due 09/15/2006                                  500            502
  Symantec Corporation (a)
    3.00%, due 11/01/2006                                1,050          1,532
Computer & Office Equipment (2.3%)
  Juniper Networks, Inc.
    4.75%, due 03/15/2007                                1,550          1,402
Electronic Components & Accessories (14.6%)
  Atmel Corporation
    Zero Coupon, due 05/23/2021                          2,500            841
  Cypress Semiconductor Corporation
    3.75%, due 07/01/2005                                1,500          1,343
  Hutchinson Technology
    Incorporated-144A
    2.25%, due 03/15/2010                                1,000          1,071
  International Rectifier Corporation
    4.25%, due 07/15/2007                                1,500          1,373
  LSI Logic Corporation
    4.00%, due 11/01/2006                                1,410          1,236
  Micron Technology, Inc.-144A (a)
    2.50%, due 02/01/2010                                1,000          1,013
  STMicroelectronics NV
    Zero Coupon, due 09/22/2009                          1,000            888
  Tyco International Group SA-144A
    3.13%, due 01/15/2023 (a)                              500            507
    2.75%, due 01/15/2018                                  500            507
Health Services (1.3%)
  Province Healthcare Company
    4.50%, due 11/20/2005                                  825            788
Industrial Machinery & Equipment (4.1%)
  ASML Holding NV-144A
    5.75%, due 10/15/2006                                1,000            995
  DuPont Photomasks, Inc.-144A
    1.25%, due 05/15/2008                                1,500          1,500
Instruments & Related Products (0.8%)
  Agilent Technologies, Inc. (a)(e)
    3.00%, due 12/01/2021                                  500            482
Manufacturing Industries (2.0%)
  International Game Technology-144A
    Zero Coupon, due 01/29/2033                          1,900          1,176
Pharmaceuticals (8.5%)
  Allergan, Inc. (a)
    Zero Coupon, due 11/06/2022                          1,000            948
  Charles River Laboratories, Inc. (f)
    3.50%, due 02/01/2022                                  750            777
  Gilead Sciences, Inc.-144A
    2.00%, due 12/15/2007                                1,000          1,213
  IVAX Corporation
    4.50%, due 05/15/2008                                1,000            926
  Teva Pharmaceutical Finance BV-144A
    0.38%, due 11/15/2022                                1,000          1,226
Radio, Television & Computer Stores (2.1%)
  Best Buy Co., Inc. (a)
    2.25%, due 01/15/2022                                1,310          1,272
Security & Commodity Brokers (0.8%)
  Salomon Smith Barney Holdings Inc.
    8.00%, due 12/05/2003                                  500            469

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Transamerica Convertible Securities 1

IDEX Transamerica Convertible Securities

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Telecommunications (5.3%)
  Nextel Communications, Inc.
    4.75%, due 07/01/2007                            $     500      $     494
    6.00%, due 06/01/2011                                1,500          1,528
  Verizon Global Funding Corp.
    Zero Coupon, due 05/15/2021                          2,000          1,183
Water Transportation (3.0%)
  Carnival Corporation (a)
    Zero Coupon, due 10/24/2021                          3,000          1,823
                                                                    ---------
Total Convertible Bonds (cost: $38,307)                                40,189
                                                                    ---------

                                                       Shares           Value
-----------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (26.0%)
Aerospace (0.8%)
  Northrop Grumman Corporation (a)                       4,450      $     455
Commercial Banks (2.5%)
  State Street Corporation                               8,000          1,529
Electric Services (6.4%)
  American Electric Power Company, Inc. (a)             30,000          1,245
  DTE Energy Company                                    39,500            999
  TXU Corp.                                             50,000          1,575
Electric, Gas & Sanitary Services (3.8%)
  Ameren Corporation (a)                                40,300          1,098
  Citizens Utilities Trust                              15,000            742
  Citizens Communications Company                       20,000            455
Environmental Services (2.1%)
  Allied Waste Industries, Inc. (a)                     25,000          1,288
Insurance (2.8%)
  Anthem, Inc.                                           7,250            609
  Travelers Property Casualty Corp.                     43,400          1,063
Life Insurance (1.4%)
  Prudential Financial, Inc.-Units                      14,800            814
Medical Instruments & Supplies (2.2%)
  Baxter International Inc.                             30,000          1,323
Oil & Gas Extraction (0.7%)
  Chesapeake Energy Corporation-144A (a)                 8,000            434
Telecommunications (3.3%)
  ALLTEL Corporation                                    20,800          1,001
  CenturyTel, Inc.                                      39,000            996
                                                                    ---------
Total Convertible Preferred Stocks (cost: $15,229)                     15,626
                                                                    ---------
PREFERRED STOCKS (0.9%)
Water Transportation (0.9%)
  Teekay Shipping Corporation                           20,000            529
                                                                    ---------
Total Preferred Stocks (cost: $500)                                       529
                                                                    ---------
COMMON STOCKS (0.8%)
Finance (0.8%)
  Express Scripts Automatic Exchange
    Securities Trust (a)                                 4,900            504
                                                                    ---------
Total Common Stocks (cost: $453)                                          504
                                                                    ---------

                                                     Principal         Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (23.1%)
Bank Notes (1.3%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     793      $     793
Euro Dollar Overnight (2.4%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  541            541
  BNP Paribas SA
    1.24%, due 05/06/2003                                  254            254
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  635            635
Euro Dollar Term (7.1%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                1,269          1,269
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  317            317
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   95             95
    1.26%, due 06/24/2003                                  635            635
  Danske Bank A/S
    1.25%, due 05/07/2003                                  793            793
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  317            317
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  793            793
Medium Term Notes (0.8%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  476            476

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Transamerica Convertible Securities 2

IDEX Transamerica Convertible Securities

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Money Market Funds (9.2%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                             $   2,540      $   2,540
  Merrimac Cash Series Fund-Premium Class
    1-day yield of 1.23%                                 3,015          3,015
Promissory Notes (1.8%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                1,111          1,111
Repurchase Agreements (0.5%)
  Merrill Lynch & Co., Inc. (b)
    1.42%, due 05/01/2003                                  317            317
                                                                    ---------
Total Security Lending Collateral (cost: $13,901)                      13,901
                                                                    ---------
Total Investment Securities (cost: $69,379)                         $  71,728
                                                                    =========
SUMMARY:
  Investments, at market value                           119.2%     $  71,728
  Liabilities in excess of other assets                  (19.2)%      (11,581)
                                                     ---------      ---------
  Net assets                                             100.0%     $  60,147
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   At April 30, 2003, all or a portion of this security is on loan (see Note
      1). The market value at April 30, 2003, of all securities on loan is $13,580.

(b) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $324.

(c) Securities valued as determined in good faith in accordance with procedures established by the Fund's Board of Trustees.

(d)   Floating or variable rate note. Rate is listed as of April 30, 2003.

(e) Securities are stepbonds. Agilent Technologies, Inc. has a coupon rate of 3.00% until 06/01/2006, thereafter the coupon rate will be 3.16% .

(f) Securities are stepbonds. Charles River Laboratories, Inc. has a coupon rate of 3.50% until 08/01/2007, thereafter the coupon rate reset to the 5-Year U.S. Treasury Note Rate less 0.72% .

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                     Transamerica Convertible Securities 3

IDEX Transamerica Convertible Securities

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $69,379)
     (including $13,580 of securities loaned)                       $  71,728
  Cash                                                                  3,307
  Receivables:
     Investment securities sold                                           252
     Shares of beneficial interest sold                                 1,288
     Interest                                                             332
     Dividends                                                             85
  Other                                                                     7
                                                                    ---------
                                                                       76,999
                                                                    ---------
Liabilities:
  Investment securities purchased                                       2,880
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                 3
     Management and advisory fees                                          30
     Distribution fees                                                     17
     Transfer agent fees and expenses                                       6
  Payable for securities on loan                                       13,901
  Other                                                                    15
                                                                    ---------
                                                                       16,852
                                                                    ---------
Net Assets                                                          $  60,147
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  57,595
  Undistributed net investment income (loss)                              124
  Undistributed net realized gain (loss) from investments                  79
  Net unrealized appreciation (depreciation) of
     investments                                                        2,349
                                                                    ---------
Net Assets                                                          $  60,147
                                                                    =========
Shares Outstanding:
  Class A                                                               5,350
  Class B                                                                 375
  Class C                                                                 102
  Class L                                                                  75
  Class M                                                                  45
Net Asset Value Per Share:
  Class A                                                           $   10.11
  Class B                                                               10.11
  Class C                                                               10.11
  Class L                                                               10.11
  Class M                                                               10.11
Maximum Offering Price Per Share (1):
  Class A                                                           $   10.61
  Class M                                                               10.21

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $     416
  Dividends                                                               214
  Income from loaned securities-net                                         1
                                                                    ---------
                                                                          631
                                                                    ---------
Expenses:
  Management and advisory fees                                            102
  Transfer agent fees and expenses                                         11
  Custody fees                                                              7
  Administration fees                                                      13
  Registration fees                                                        47
  Trustees fees and expenses                                                1
  Professional fees                                                        10
  Distribution and service fees:
     Class A                                                               42
     Class B                                                               10
     Class C                                                                4
     Class L                                                                1
     Class M                                                                2
                                                                    ---------
  Total Expenses                                                          250
  Less reimbursements by the investment adviser                            (9)
                                                                    ---------
  Net Expenses                                                            241
                                                                    ---------
Net Investment Income (Loss)                                              390
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                       456
  Net unrealized appreciation (depreciation)
     on investment securities                                           2,488
                                                                    ---------
Net Gain (Loss) on Investments                                          2,944
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   3,334
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                     Transamerica Convertible Securities 4

IDEX Transamerica Convertible Securities

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)      2002 (a)
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $     390      $      94
  Net realized gain (loss) on investment
     securities                                            456           (377)
  Net unrealized appreciation (depreciation)
     on investment securities                            2,488           (139)
                                                     ---------      ---------
                                                         3,334           (422)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                              (270)           (55)
     Class B                                               (15)            (5)
     Class C                                                (8)            (3)
     Class L                                                (1)            --
     Class M                                                (4)            (1)
                                                     ---------      ---------
                                                          (298)           (64)
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            41,318         10,852
     Class B                                             2,732          1,469
     Class C                                               230          1,054
     Class L                                               739             --
     Class M                                               212            359
                                                     ---------      ---------
                                                        45,231         13,734
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                               270             55
     Class B                                                11              5
     Class C                                                 6              3
     Class L                                                 1             --
     Class M                                                 3              1
                                                     ---------      ---------
                                                           291             64
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                              (384)          (321)
     Class B                                              (291)          (271)
     Class C                                              (214)           (94)
     Class L                                                (8)            --
     Class M                                               (99)           (41)
                                                     ---------      ---------
                                                          (996)          (727)
                                                     ---------      ---------
                                                        44,526         13,071
                                                     ---------      ---------
Net increase (decrease) in net assets                   47,562         12,585
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   12,585             --
                                                     ---------      ---------
  End of period                                      $  60,147      $  12,585
                                                     =========      =========
Undistributed Net Investment Income (Loss)           $     124      $      32
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             4,274          1,115
     Class B                                               284            149
     Class C                                                23            110
     Class L                                                76             --
     Class M                                                22             37
                                                     ---------      ---------
                                                         4,679          1,411
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                28              6
     Class B                                                 1              1
     Class C                                                 1             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            30              7
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                               (39)           (34)
     Class B                                               (31)           (29)
     Class C                                               (22)           (10)
     Class L                                                (1)            --
     Class M                                               (10)            (4)
                                                     ---------      ---------
                                                          (103)           (77)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            4,606          1,341
                                                     =========      =========

(a) Commenced operations on March 1, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                     Transamerica Convertible Securities 5

IDEX Transamerica Convertible Securities

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  9.39      $   0.14         $   0.58       $   0.72
          10/31/2002         10.00          0.14            (0.67)         (0.53)
--------------------------------------------------------------------------------
Class B   04/30/2003          9.38          0.10             0.63           0.73
          10/31/2002         10.00          0.11            (0.68)         (0.57)
--------------------------------------------------------------------------------
Class C   04/30/2003          9.38          0.11             0.62           0.73
          10/31/2002         10.00          0.11            (0.68)         (0.57)
--------------------------------------------------------------------------------
Class L   04/30/2003          9.36          0.08             0.67           0.75
--------------------------------------------------------------------------------
Class M   04/30/2003          9.38          0.13             0.60           0.73
          10/31/2002         10.00          0.12            (0.68)         (0.56)
--------------------------------------------------------------------------------

             For a share of beneficial interest outstanding
                        throughout each period
          ----------------------------------------------------
                       Distributions
          ---------------------------------------
                                                    Net Asset
            From Net    From Net                     Value,
           Investment   Realized       Total           End
             Income       Gains    Distributions    of Period
          ------------ ---------- --------------- ------------
Class A     $     --      $  --      $     --      $   10.11
               (0.08)        --         (0.08)          9.39
------------------------------------------------------------
Class B           --         --            --          10.11
               (0.05)        --         (0.05)          9.38
------------------------------------------------------------
Class C           --         --            --          10.11
               (0.05)        --         (0.05)          9.38
------------------------------------------------------------
Class L           --         --            --          10.11
------------------------------------------------------------
Class M           --         --            --          10.11
               (0.06)        --         (0.06)          9.38
------------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          9.17%        $ 54,118        1.70%        1.77%            2.95%          67.70%
          10/31/2002         (5.42)          10,205        1.73         3.85             2.59          170.42
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          8.81            3,787        2.35         2.42             2.30           67.70
          10/31/2002         (5.68)           1,138        2.38         4.50             1.94          170.42
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          8.81            1,027        2.35         2.42             2.30           67.70
          10/31/2002         (5.68)             934        2.38         4.50             1.94          170.42
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          9.04              760        2.35         2.42             2.30           67.70
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          8.86              455        2.25         2.32             2.40           67.70
          10/31/2002         (5.64)             308        2.28         4.40             2.04          170.42
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                     Transamerica Convertible Securities 6

IDEX Transamerica Convertible Securities

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Transamerica Convertible Securities ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                     Transamerica Convertible Securities 7

IDEX Transamerica Convertible Securities

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Transamerica Convertible Securities ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent.

IDEX Mutual Funds
ATIS and AFSG

Semi-Annual Report 2003

                     Transamerica Convertible Securities 8

IDEX Transamerica Convertible Securities

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated rate:

  0.75% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

  1.35% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 22
     Retained by Underwriter         3
     Contingent Sales Charges        6

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 60,917
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  18,557
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
   $     377    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   69,380
                                               ==========
Unrealized Appreciation                        $    2,637
Unrealized (Depreciation)                            (289)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $    2,348
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                     Transamerica Convertible Securities 9

IDEX Transamerica Equity

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (90.7%)
Business Services (13.7%)
  Clear Channel Communications, Inc. (a)                60,000      $   2,347
  First Data Corporation (b)                           100,000          3,923
  Moody's Corporation                                   65,000          3,139
Chemicals & Allied Products (3.4%)
  Praxair, Inc.                                         40,000          2,323
Commercial Banks (6.2%)
  Northern Trust Corporation                            70,000          2,457
  State Street Corporation                              50,000          1,752
Communication (12.8%)
  Cox Communications, Inc.-Class A (a) (b)              90,000          2,979
  Echostar Communications
    Corporation-Class A (a) (b)                        100,000          2,996
  Liberty Media Corporation-Class A (a)                250,000          2,750
Communications Equipment (4.0%)
  QUALCOMM Incorporated                                 85,000          2,711
Computer & Data Processing Services (4.7%)
  Microsoft Corporation                                125,000          3,196
Drug Stores & Proprietary Stores (3.2%)
  Walgreen Co.                                          70,000          2,160
Electronic Components & Accessories (2.7%)
  Intel Corporation                                    100,000          1,840
Fabricated Metal Products (3.6%)
  Gillette Company (The)                                80,000          2,436
Food Stores (0.1%)
  Safeway Inc. (a)                                       5,000             83
Hotels & Other Lodging Places (2.9%)
  Marriott International, Inc.-Class A (b)              55,000          1,975
Management Services (3.9%)
  Paychex, Inc.                                         85,000          2,646
Pharmaceuticals (7.4%)
  Allergan, Inc.                                        35,000          2,459
  Pfizer Inc.                                           85,000          2,613
Retail Trade (3.6%)
  Staples, Inc. (a)                                    130,000          2,474
Security & Commodity Brokers (1.9%)
  Schwab (Charles) Corporation (The)                   150,000          1,295
Transportation & Public Utilities (7.5%)
  Expedia, Inc.-Class A (a) (b)                         35,000          2,023
  Expeditors International of Washington, Inc.          85,000          3,091
Trucking & Warehousing (4.6%)
  United Parcel Service, Inc.-Class B                   50,000          3,106
Variety Stores (4.5%)
  Wal-Mart Stores, Inc.                                 55,000          3,098
                                                                    ---------
Total Common Stocks (cost: $59,071)                                    61,872
                                                                    ---------

                                                     Principal         Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (16.1%)
Bank Notes (0.9%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     627      $     627
Euro Dollar Overnight (1.7%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  428            428
  BNP Paribas SA
    1.24%, due 05/06/2003                                  201            201
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  502            502
Euro Dollar Term (4.9%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                1,004          1,004
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  251            251
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   75             75
    1.26%, due 06/24/2003                                  502            502
  Danske Bank A/S
    1.25%, due 05/07/2003                                  628            628
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  251            251
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  627            627
Medium Term Notes (0.6%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  377            377
Money Market Funds (6.3%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 2,008          2,008
  Merrimac Cash Series Fund-Premium Class
    1-day yield of 1.23%                                 2,385          2,385
Promissory Notes (1.3%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  879            879
Repurchase Agreements (0.4%) (c)
  Merrill Lynch & Co., Inc.
    1.42%, due 05/01/2003                                  251            251
                                                                    ---------
Total Security Lending Collateral (cost: $10,996)                      10,996
                                                                    ---------
Total Investment Securities (cost: $70,067)                         $  72,868
                                                                    =========
SUMMARY:
  Investments, at market value                           106.8%     $  72,868
  Liabilities in excess of other assets                   (6.8)%       (4,639)
                                                     ---------      ---------
  Net assets                                             100.0%     $  68,229
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Transamerica Equity 1

IDEX Transamerica Equity

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $10,652.

(c) Cash collateral for Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $256.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Transamerica Equity 2

IDEX Transamerica Equity

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $70,067)
     (including $10,652 of securities loaned)                       $  72,868
  Cash                                                                  5,408
  Receivables:
     Investment securities sold                                           489
     Shares of beneficial interest sold                                   554
     Interest                                                               2
     Dividends                                                             25
  Other                                                                     9
                                                                    ---------
                                                                       79,355
                                                                    ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                36
     Management and advisory fees                                          42
     Distribution fees                                                     21
     Transfer agent fees and expenses                                      13
  Payable for securities on loan                                       10,996
  Other                                                                    18
                                                                    ---------
                                                                       11,126
                                                                    ---------
Net Assets                                                          $  68,229
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  71,112
  Accumulated net investment income (loss)                               (221)
  Accumulated net realized gain (loss) from investments                (5,463)
  Net unrealized appreciation (depreciation) of
     investments                                                        2,801
                                                                    ---------
Net Assets                                                          $  68,229
                                                                    =========
Shares Outstanding:
  Class A                                                              10,737
  Class B                                                                 627
  Class C                                                                 108
  Class L                                                                  30
  Class M                                                                 102
Net Asset Value Per Share:
  Class A                                                           $    5.89
  Class B                                                                5.75
  Class C                                                                5.75
  Class L                                                                5.75
  Class M                                                                5.77
Maximum Offering Price Per Share (1):
  Class A                                                           $    6.23
  Class M                                                                5.83

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $      10
  Dividends                                                               149
  Income from loaned securities-net                                         2
                                                                    ---------
                                                                          161
                                                                    ---------
Expenses:
  Management and advisory fees                                            181
  Transfer agent fees and expenses                                         27
  Custody fees                                                              8
  Administration fees                                                      15
  Registration fees                                                        42
  Trustees fees and expenses                                                1
  Professional fees                                                        11
  Other                                                                     4
  Distribution and service fees:
     Class A                                                               72
     Class B                                                               14
     Class C                                                                4
     Class L                                                               --
     Class M                                                                3
                                                                    ---------
  Total Expenses                                                          382
  Less reimbursements by the investment adviser                            (1)
                                                                    ---------
  Net Expenses                                                            381
                                                                    ---------
Net Investment Income (Loss)                                             (220)
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                    (1,570)
  Net unrealized appreciation (depreciation)
     on investment securities                                           5,338
                                                                    ---------
Net Gain (Loss) on Investments                                          3,768
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   3,548
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Transamerica Equity 3

IDEX Transamerica Equity

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (220)     $    (211)
  Net realized gain (loss) on investment
     securities                                         (1,570)        (1,308)
  Net unrealized appreciation (depreciation)
     on investment securities                            5,338         (1,066)
                                                     ---------      ---------
                                                         3,548         (2,585)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            35,711         25,376
     Class B                                             1,189          1,357
     Class C                                               245            620
     Class L                                               168             --
     Class M                                                71            340
                                                     ---------      ---------
                                                        37,384         27,693
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                              (869)        (1,293)
     Class B                                              (505)        (1,146)
     Class C                                              (578)          (843)
     Class L                                                --             --
     Class M                                              (259)          (250)
                                                     ---------      ---------
                                                        (2,211)        (3,532)
                                                     ---------      ---------
                                                        35,173         24,161
                                                     ---------      ---------
Net increase (decrease) in net assets                   38,721         21,576
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   29,508          7,932
                                                     ---------      ---------
  End of period                                      $  68,229      $  29,508
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (221)     $      (1)
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             6,338          4,332
     Class B                                               213            214
     Class C                                                43            107
     Class L                                                30             --
     Class M                                                12             51
                                                     ---------      ---------
                                                         6,636          4,704
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (155)          (209)
     Class B                                               (92)          (196)
     Class C                                              (105)          (147)
     Class L                                                --             --
     Class M                                               (46)           (41)
                                                     ---------      ---------
                                                          (398)          (593)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            6,238          4,111
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Transamerica Equity 4

IDEX Transamerica Equity

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  5.52     $   (0.03)        $   0.40       $   0.37
          10/31/2002          6.38         (0.07)           (0.79)         (0.86)
          10/31/2001         10.16         (0.10)           (3.68)         (3.78)
          10/31/2000         10.00         (0.02)            0.18           0.16
--------------------------------------------------------------------------------
Class B   04/30/2003          5.40         (0.04)            0.39           0.35
          10/31/2002          6.29         (0.12)           (0.77)         (0.89)
          10/31/2001         10.12         (0.16)           (3.67)         (3.83)
          10/31/2000         10.00         (0.06)            0.18           0.12
--------------------------------------------------------------------------------
Class C   04/30/2003          5.40         (0.04)            0.39           0.35
          10/31/2002          6.29         (0.12)           (0.77)         (0.89)
          10/31/2001         10.12         (0.16)           (3.67)         (3.83)
          10/31/2000         10.00         (0.06)            0.18           0.12
--------------------------------------------------------------------------------
Class L   04/30/2003          5.30         (0.04)            0.49           0.45
--------------------------------------------------------------------------------
Class M   04/30/2003          5.42         (0.05)            0.40           0.35
          10/31/2002          6.31         (0.11)           (0.78)         (0.89)
          10/31/2001         10.12         (0.14)           (3.67)         (3.81)
          10/31/2000         10.00         (0.06)            0.18           0.12
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --       $  --        $  --       $  5.89
                 --          --           --          5.52
                 --          --           --          6.38
                 --          --           --         10.16
----------------------------------------------------------
Class B          --          --           --          5.75
                 --          --           --          5.40
                 --          --           --          6.29
                 --          --           --         10.12
----------------------------------------------------------
Class C          --          --           --          5.75
                 --          --           --          5.40
                 --          --           --          6.29
                 --          --           --         10.12
----------------------------------------------------------
Class L          --          --           --          5.75
----------------------------------------------------------
Class M          --          --           --          5.77
                 --          --           --          5.42
                 --          --           --          6.31
                 --          --           --         10.12
----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          6.70%        $ 63,243        1.63%        1.63%           (0.91)%         10.72%
          10/31/2002        (13.50)          25,127        1.74         2.32            (1.19)          19.45
          10/31/2001        (37.20)           2,750        1.55         2.75            (1.15)          41.51
          10/31/2000          1.60            3,053        1.55         6.10            (1.18)          12.86
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          6.48            3,601        2.28         2.28            (1.56)          10.72
          10/31/2002        (14.22)           2,732        2.39         2.98            (1.84)          19.45
          10/31/2001        (37.78)           3,070        2.20         3.40            (1.80)          41.51
          10/31/2000          1.17            2,840        2.20         6.75            (1.83)          12.86
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          6.48              623        2.28         2.28            (1.56)          10.72
          10/31/2002        (14.22)             914        2.39         2.98            (1.84)          19.45
          10/31/2001        (37.78)           1,318        2.20         3.40            (1.80)          41.51
          10/31/2000          1.17            1,118        2.20         6.75            (1.83)          12.86
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          8.49              174        2.28         2.28            (1.56)          10.72
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          6.46              588        2.18         2.18            (1.46)          10.72
          10/31/2002        (14.08)             735        2.29         2.88            (1.74)          19.45
          10/31/2001        (37.69)             794        2.10         3.30            (1.70)          41.51
          10/31/2000          1.24              969        2.10         6.65            (1.73)          12.86
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Transamerica Equity 5

IDEX Transamerica Equity

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Transamerica Equity commenced operations on March 1, 2000. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             Transamerica Equity 6

IDEX Transamerica Equity

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Transamerica Equity ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2000.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank and Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Directed Brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which IDEX Mutual Funds has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within IDEX Mutual Funds, or by any other party. Directed commissions during the six-months ended April 30, 2003, of $10 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including

IDEX Mutual Funds
Semi-Annual Report 2003

                             Transamerica Equity 7

IDEX Transamerica Equity

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1--(continued)

accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.80% of the first $500 million of ANA
      0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 14
     Retained by Underwriter         2
     Contingent Sales Charges        6

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 35,946
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                   4,527
  U.S. Government                                          --

IDEX Mutual Funds
Semi-Annual Report 2003

                             Transamerica Equity 8

IDEX Transamerica Equity

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
    $    71     October 31, 2008
      2,496     October 31, 2009
      1,197     October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   70,433
                                               ==========
Unrealized Appreciation                        $    4,302
Unrealized (Depreciation)                          (1,867)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $    2,435
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                             Transamerica Equity 9

IDEX Transamerica Growth Opportunities

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (86.5%)
Amusement & Recreation Services (0.8%)
  Westwood One, Inc. (a)                                30,185      $   1,053
Automotive (4.8%)
  Gentex Corporation (a) (b)                           210,000          6,342
Business Credit Institutions (2.5%)
  Financial Federal Corporation (a)                    150,000          3,360
Business Services (6.9%)
  Moody's Corporation (b)                               98,400          4,752
  Robert Half International Inc. (a)                   242,955          3,955
  Valassis Communications, Inc. (a) (b)                 17,350            462
Chemicals & Allied Products (0.9%)
  Praxair, Inc.                                          5,795            337
  Smith International, Inc. (a)                         23,390            832
Commercial Banks (0.6%)
  M&T Bank Corporation                                   8,675            733
Communication (6.4%)
  Echostar Communications
    Corporation-Class A (a) (b)                         68,285          2,046
  Global Payments Inc.                                 210,000          6,512
Computer & Data Processing Services (8.3%)
  BARRA, Inc. (a)                                      137,000          4,473
  SkillSoft PLC-ADR (a)                              1,725,000          6,400
Educational Services (4.7%)
  DeVRY Inc. (a)                                       272,000          6,294
Electronic & Other Electric Equipment (0.7%)
  American Power Conversion Corporation (a)             63,635            991
Electronic Components & Accessories (0.3%)
  TriQuint Semiconductor, Inc. (a)                     125,000            439
Health Services (0.5%)
  Quest Diagnostics Incorporated (a) (b)                10,875            650
Industrial Machinery & Equipment (1.3%)
  Cymer, Inc. (a) (b)                                   38,000          1,085
  Graco Inc.                                             6,000            184
  SPX Corporation (a)                                   12,605            426
Instruments & Related Products (0.7%)
  Millipore Corporation (a)                             27,420            936
Lumber & Other Building Materials (0.2%)
  Fastenal Company (b)                                   6,180            214
Management Services (5.5%)
  Paychex, Inc.                                         47,968          1,494
  ServiceMaster Company (The)                          650,000          5,883
Manufacturing Industries (2.1%)
  International Game Technology (a)                     32,935      $   2,842
Medical Instruments & Supplies (0.8%)
  Bard, (C.R.) Inc.                                     17,705          1,122
Metal Cans & Shipping Containers (1.2%)
  Ball Corporation                                      28,575          1,605
Oil & Gas Extraction (5.5%)
  Devon Energy Corporation                              17,208            813
  EOG Resources, Inc.                                  175,000          6,542
Paper & Allied Products (2.3%)
  Pactiv Corporation (a)                               150,000          3,078
Paperboard Containers & Boxes (2.1%)
  Packaging Corporation of America (a)                 145,600          2,739
Personal Services (1.5%)
  Weight Watchers International, Inc. (a) (b)           43,000          2,020
Pharmaceuticals (4.0%)
  Techne Corporation (a) (b)                           240,000          5,330
Printing & Publishing (0.5%)
  McClatchy Company (The)                               10,835            635
Radio & Television Broadcasting (0.6%)
  Entercom Communications Corp. (a)                     17,130            832
Radio, Television & Computer Stores (4.9%)
  RadioShack Corporation (b)                           275,000          6,520
Railroads (0.5%)
  Canadian National Railway Company                     12,515            609
Retail Trade (0.7%)
  Staples, Inc. (a)                                     51,380            978
Security & Commodity Brokers (4.6%)
  BlackRock, Inc. (a)                                  111,000          5,047
  T. Rowe Price Group, Inc. (b)                         36,235          1,106
Textile Mill Products (1.0%)
  Mohawk Industries, Inc. (a)                           24,895          1,381
Transportation & Public Utilities (8.4%)
  C.H. Robinson Worldwide, Inc.                        151,000          5,555
  Expeditors International of Washington, Inc.         150,000          5,454
Trucking & Warehousing (0.7%)
  CNF Transportation Inc.                               31,310            950
                                                                    ---------
Total Common Stocks (cost: $107,722)                                  115,011
                                                                    ---------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                      Transamerica Growth Opportunities 1

IDEX Transamerica Growth Opportunities

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (14.5%)
Bank Notes (0.8%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $   1,101      $   1,101
Euro Dollar Overnight (1.5%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  751            751
  BNP Paribas SA
    1.24%, due 05/06/2003                                  352            352
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  881            881
Euro Dollar Term (4.4%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                1,762          1,762
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                  441            441
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                  132            132
    1.26%, due 06/24/2003                                  881            881
  Danske Bank A/S
    1.25%, due 05/07/2003                                1,101          1,101
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                  441            441
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                1,101          1,101
Medium Term Notes (0.5%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  661            661
Money Market Funds (5.8%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                 3,525          3,525
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                 4,186          4,186
Promissory Notes (1.2%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                1,542          1,542
Repurchase Agreements (0.3%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                                  441            441
                                                                    ---------
Total Security Lending Collateral (cost: $19,299)                      19,299
                                                                    ---------
Total Investment Securities (cost: $127,021)                        $ 134,310
                                                                    =========
SUMMARY:
  Investments, at market value                           101.0%     $ 134,310
  Liabilities in excess of other assets                   (1.0)%       (1,304)
                                                     ---------      ---------
  Net assets                                             100.0%     $ 133,006
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $18,622.

(c) Cash collateral for Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $449.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                      Transamerica Growth Opportunities 2

IDEX Transamerica Growth Opportunities

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $127,021)
     (including $18,622 of securities loaned)                       $ 134,310
  Cash                                                                 19,188
  Receivables:
     Shares of beneficial interest sold                                   178
     Interest                                                               6
     Dividends                                                             81
     Due from investment adviser                                           53
  Other                                                                    34
                                                                    ---------
                                                                      153,850
                                                                    ---------
Liabilities:
  Investment securities purchased                                       1,108
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                               103
     Distribution fees                                                     75
     Transfer agent fees and expenses                                     196
  Payable for securities on loan                                       19,299
  Other                                                                    63
                                                                    ---------
                                                                       20,844
                                                                    ---------
Net Assets                                                          $ 133,006
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 458,772
  Accumulated net investment income (loss)                               (951)
  Accumulated net realized gain (loss) from investments              (332,104)
  Net unrealized appreciation (depreciation) of
     investments                                                        7,289
                                                                    ---------
Net Assets                                                          $ 133,006
                                                                    =========
Shares Outstanding:
  Class A                                                              13,872
  Class B                                                               9,675
  Class C                                                               1,810
  Class L                                                                 105
  Class M                                                               1,909
Net Asset Value Per Share:
  Class A                                                           $    4.92
  Class B                                                                4.80
  Class C                                                                4.80
  Class L                                                                4.80
  Class M                                                                4.82
Maximum Offering Price Per Share (1):
  Class A                                                           $    5.21
  Class M                                                                4.87

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $      18
  Dividends                                                               137
  Income from loaned securities-net                                         2
                                                                    ---------
                                                                          157
                                                                    ---------
Expenses:
  Management and advisory fees                                            233
  Transfer agent fees and expenses                                        215
  Custody fees                                                             10
  Administration fees                                                      18
  Registration fees                                                        59
  Trustees fees and expenses                                                3
  Professional fees                                                        37
  Other                                                                    14
  Distribution and service fees:
     Class A                                                               56
     Class B                                                               94
     Class C                                                               19
     Class L                                                                1
     Class M                                                               16
                                                                    ---------
  Total Expenses                                                          775
  Less reimbursements by the investment adviser                          (181)
                                                                    ---------
  Net Expenses                                                            594
                                                                    ---------
Net Investment Income (Loss)                                             (437)
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                   (10,343)
  Net unrealized appreciation (depreciation)
     on investment securities                                           7,893
                                                                    ---------
Net Gain (Loss) on Investments                                         (2,450)
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $  (2,887)
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                      Transamerica Growth Opportunities 3

IDEX Transamerica Growth Opportunities

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (437)     $    (274)
  Net realized gain (loss) on investment
     securities                                        (10,343)        (1,294)
  Net unrealized appreciation (depreciation)
     on investment securities                            7,893            162
                                                     ---------      ---------
                                                        (2,887)        (1,406)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold (1):
     Class A                                            58,940         13,110
     Class B                                            45,112          3,651
     Class C                                             8,333            943
     Class L                                               610             --
     Class M                                             9,658            296
                                                     ---------      ---------
                                                       122,653         18,000
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (3,016)        (3,315)
     Class B                                            (2,943)        (1,833)
     Class C                                              (822)          (845)
     Class L                                              (117)            --
     Class M                                              (924)          (563)
                                                     ---------      ---------
                                                        (7,822)        (6,556)
                                                     ---------      ---------
                                                       114,831         11,444
                                                     ---------      ---------
Net increase (decrease) in net assets                  111,944         10,038
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   21,062         11,024
                                                     ---------      ---------
  End of period                                      $ 133,006      $  21,062
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (951)     $       1
                                                     =========      =========

Share Activity:
  Shares issued during the period (1):
     Class A                                            11,871          2,468
     Class B                                             9,067            687
     Class C                                             1,658            177
     Class L                                               131             --
     Class M                                             1,920             55
                                                     ---------      ---------
                                                        24,647          3,387
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (639)          (620)
     Class B                                              (647)          (385)
     Class C                                              (182)          (166)
     Class L                                               (26)            --
     Class M                                              (204)          (109)
                                                     ---------      ---------
                                                        (1,698)        (1,280)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding           22,949          2,107
                                                     =========      =========

(1)   Includes proceeds in connection with the acquisition on March 1, 2003. See
      Note 1 on page 7.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                      Transamerica Growth Opportunities 4

IDEX Transamerica Growth Opportunities

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  4.81     $   (0.03)        $   0.14       $   0.11
          10/31/2002          4.81         (0.06)            0.06             --
          10/31/2001          8.70         (0.07)           (3.82)         (3.89)
          10/31/2000         10.00         (0.02)           (1.28)         (1.30)
--------------------------------------------------------------------------------
Class B   04/30/2003          4.70         (0.05)            0.15           0.10
          10/31/2002          4.73         (0.11)            0.08          (0.03)
          10/31/2001          8.66         (0.10)           (3.83)         (3.93)
          10/31/2000         10.00         (0.06)           (1.28)         (1.34)
--------------------------------------------------------------------------------
Class C   04/30/2003          4.70         (0.05)            0.15           0.10
          10/31/2002          4.74         (0.10)            0.06          (0.04)
          10/31/2001          8.66         (0.11)           (3.81)         (3.92)
          10/31/2000         10.00         (0.06)           (1.28)         (1.34)
--------------------------------------------------------------------------------
Class L   04/30/2003          4.62         (0.04)            0.22           0.18
--------------------------------------------------------------------------------
Class M   04/30/2003          4.72         (0.05)            0.15           0.10
          10/31/2002          4.75         (0.10)            0.07          (0.03)
          10/31/2001          8.67         (0.10)           (3.82)         (3.92)
          10/31/2000         10.00         (0.05)           (1.28)         (1.33)
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --       $  --        $  --       $   4.92
                 --          --           --           4.81
                 --          --           --           4.81
                 --          --           --           8.70
-----------------------------------------------------------
Class B          --          --           --           4.80
                 --          --           --           4.70
                 --          --           --           4.73
                 --          --           --           8.66
-----------------------------------------------------------
Class C          --          --           --           4.80
                 --          --           --           4.70
                 --          --           --           4.74
                 --          --           --           8.66
-----------------------------------------------------------
Class L          --          --           --           4.80
-----------------------------------------------------------
Class M          --          --           --           4.82
                 --          --           --           4.72
                 --          --           --           4.75
                 --          --           --           8.67
-----------------------------------------------------------

                                                                Ratios/Supplemental Data
                                        -------------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)      Portfolio
             Period          Total          Period      -----------------------      to Average        Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)      Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ------------
Class A   04/30/2003          2.29%        $ 68,244        1.75%        2.37%           (1.21)%          133.00%
          10/31/2002          0.05           12,687        1.74         2.53            (1.35)            31.83
          10/31/2001        (44.76)           3,807        1.55         2.83            (1.11)            58.64
          10/31/2000        (12.96)           3,726        1.55         4.54            (1.23)            18.58
---------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          2.13           46,389        2.40         3.02            (1.86)           133.00
          10/31/2002         (0.70)           5,897        2.39         3.18            (2.00)            31.83
          10/31/2001        (45.35)           4,513        2.20         3.48            (1.76)            58.64
          10/31/2000        (13.39)           4,366        2.20         5.19            (1.88)            18.58
---------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          2.13            8,678        2.40         3.02            (1.86)           133.00
          10/31/2002         (0.70)           1,569        2.39         3.18            (2.00)            31.83
          10/31/2001        (45.35)           1,530        2.20         3.48            (1.76)            58.64
          10/31/2000        (13.39)           1,704        2.20         5.19            (1.88)            18.58
---------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          3.90              504        2.40         3.02            (1.86)           133.00
---------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          2.12            9,191        2.30         2.92            (1.76)           133.00
          10/31/2002         (0.52)             909        2.29         3.08            (1.90)            31.83
          10/31/2001        (45.26)           1,174        2.10         3.38            (1.66)            58.64
          10/31/2000        (13.33)           2,090        2.10         5.09            (1.78)            18.58
---------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                      Transamerica Growth Opportunities 5

IDEX Transamerica Growth Opportunities

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX Transamerica Growth Opportunities ("the Fund") commenced operations on March 1, 2000. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                      Transamerica Growth Opportunities 6

IDEX Transamerica Growth Opportunities

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Transamerica Growth Opportunities ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2000.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

On March 1, 2003, the Fund acquired all the net assets of IDEX Janus Capital Appreciation, pursuant to a plan of reorganization approved by shareholders of IDEX Janus Capital Appreciation on February 12, 2003. The acquisition was accomplished by a tax-free exchange of 19,786 shares of the Fund for the 8,814 shares of IDEX Janus Capital Appreciation outstanding on February 28, 2003. IDEX Janus Capital Appreciation's net assets at that date $88,560, including $11,239 unrealized depreciation, were combined with those of the Fund. Proceeds in connection with the acquisition were as follows:

               Shares        Amount
            -----------   -----------
Proceeds in connection with the
acquisition
(amounts except shares in thousands)
Class A     7,471,119     $ 33,925
Class B     8,782,161       38,948
Class C     1,584,680        7,034
Class L        63,181          280
Class M     1,885,406        8,373
                          --------
                          $ 88,560
                          ========

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Directed Brokerage: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may place security transactions of the Fund with broker/dealers with which IDEX Mutual Funds has established a Directed Brokerage Program. A Direct Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the payment of operating expenses that would otherwise be borne by the Fund. In no event will commissions paid by the Fund be used to pay expenses that would otherwise be borne by any other funds within IDEX Mutual Funds, or by any other party. Directed commissions during the six-months ended April 30, 2003, of $3 are included in net realized gains in the Statement of Operations.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are to be included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully

IDEX Mutual Funds
Semi-Annual Report 2003

                      Transamerica Growth Opportunities 7

IDEX Transamerica Growth Opportunities

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

  0.80% of the first $500 million of ANA
  0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

  1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 31
     Retained by Underwriter         3
     Contingent Sales Charges       33

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

IDEX Mutual Funds
Semi-Annual Report 2003

                      Transamerica Growth Opportunities 8

IDEX Transamerica Growth Opportunities

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 67,581
  U.S. Government                                          --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  63,422
  U.S. Government                                          --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

      Capital Loss
      Carryforward        Available through
------------------------ ------------------
 $              26,589    October 31, 2008
               207,096    October 31, 2009
                84,704    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  127,897
                                               ==========
Unrealized Appreciation                        $   11,144
Unrealized (Depreciation)                          (4,731)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $    6,413
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                      Transamerica Growth Opportunities 9

                               IDEX MUTUAL FUNDS

                   RESULTS OF SHAREHOLDER PROXY (unaudited)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled, "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, IDEX Mutual Funds solicited a vote by the shareholders for:

At a special meeting of shareholders held on February 12, 2003, the results of the Proposal, was as follows:

IDEX Janus Capital Appreciation

Proposal 1: Approval of an Agreement and Plan of Reorganization.

     For         Against     Abstentions/Broker Non-Votes
-------------   ---------   -----------------------------
  86.47%           3.98%                 9.55%

IDEX Mutual Funds
Semi-Annual Report 2003

                      Transamerica Growth Opportunities 10

IDEX Transamerica Money Market

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (11.4%)
  Fannie Mae
    1.22%, due 05/21/2003                            $   1,700      $   1,699
    1.13%, due 06/04/2003                                3,000          2,997
    1.17%, due 09/24/2003                                1,180          1,174
    1.23%, due 09/30/2003                                3,400          3,382
  Federal Home Loan Bank
    1.19%, due 06/06/2003                                1,000            999
    1.17%, due 06/27/2003                                3,400          3,394
  Freddie Mac
    1.16%, due 06/19/2003                                2,000          1,997
    1.17%, due 06/19/2003                                1,700          1,697
    1.19%, due 07/21/2003                                2,200          2,194
    1.13%, due 07/28/2003                                3,000          2,992
    1.18%, due 09/11/2003                                  520            518
    1.20%, due 10/30/2003                                2,600          2,584
                                                                    ---------
Total Short-Term U.S. Government Obligations
  (cost: $25,627)                                                      25,627
                                                                    ---------
COMMERCIAL PAPER (84.8%)
Asset-Backed (15.6%)
  Asset Securitization Cooperative
    Corporation-144A
    1.24%, due 05/02/2003                                2,500          2,500
    1.21%, due 05/05/2003                                2,500          2,500
    1.24%, due 05/21/2003                                4,000          3,998
    1.21%, due 06/23/2003                                1,900          1,897
  Ciesco LP-144A
    1.23%, due 05/02/2003                                1,000          1,000
    1.24%, due 06/24/2003                                1,200          1,198
    1.21%, due 06/25/2003                                  700            699
  Corporate Asset Funding Co., Inc.-144A
    1.24%, due 05/27/2003                                1,000            999
    1.22%, due 06/04/2003                                1,850          1,848
    1.23%, due 06/04/2003                                1,300          1,298
    1.20%, due 06/09/2003                                1,400          1,398
    1.20%, due 09/15/2003                                2,500          2,489
  Delaware Funding Corporation-144A
    1.25%, due 05/14/2003                                1,148          1,147
    1.23%, due 06/02/2003                                2,000          1,998
  Receivables Capital Corporation-144A
    1.25%, due 05/20/2003                                1,000            999
    1.22%, due 06/06/2003                                2,500          2,497
    1.18%, due 06/12/2003                                2,500          2,497
    1.18%, due 06/16/2003                                2,300          2,297
    1.22%, due 06/19/2003                                1,000            998
    1.22%, due 06/20/2003                                1,000            998
Beverages (5.0%)
  Coca-Cola Company (The)
    1.22%, due 05/15/2003                                2,500          2,499
    1.23%, due 05/15/2003                                2,000          1,999
    1.23%, due 05/16/2003                                1,800          1,799
    1.23%, due 05/16/2003                                1,000            999
    1.11%, due 06/13/2003                                1,000            999
    1.23%, due 06/13/2003                                  600            599
    1.18%, due 06/27/2003                                2,000          1,996
    1.15%, due 06/27/2003                                  500            499
Business Credit Institutions (5.3%)
  Caterpillar Financial Services Corporation
    1.22%, due 06/12/2003                                2,200          2,197
    1.20%, due 06/30/2003                                1,800          1,796
    1.24%, due 07/15/2003                                3,000          2,992
    1.24%, due 07/15/2003                                  865            863
  Export Development Canada
    1.21%, due 05/08/2003                                4,000          4,000
Chemicals & Allied Products (4.7%)
  du Pont (E.I.) de Nemours and Company
    1.22%, due 05/13/2003                                2,000          1,999
    1.11%, due 06/11/2003                                  400            399
    1.22%, due 06/12/2003                                2,000          1,997
    1.17%, due 06/13/2003                                1,300          1,298
    1.17%, due 06/17/2003                                2,000          1,997
    1.18%, due 07/08/2003                                3,000          2,993
Commercial Banks (18.1%)
  Abbey National North America LLC
    1.25%, due 05/12/2003                                2,000          1,999
    1.25%, due 05/19/2003                                2,400          2,399
    1.25%, due 05/19/2003                                2,000          1,999
    1.25%, due 05/19/2003                                2,000          1,999
    1.14%, due 06/10/2003                                3,000          2,996
  Toronto Dominion Holdings (USA), Inc.
    1.25%, due 05/12/2003                                1,000          1,000
    1.30%, due 05/30/2003                                3,700          3,696
    1.29%, due 06/19/2003                                2,000          1,996
    1.21%, due 06/24/2003                                2,000          1,996
    1.23%, due 07/21/2003                                2,300          2,294
  UBS Finance (Delaware) LLC
    1.19%, due 05/22/2003                                1,100          1,099
    1.18%, due 05/27/2003                                2,800          2,798
    1.18%, due 06/02/2003                                1,000            999
    1.16%, due 06/13/2003                                  650            649
    1.12%, due 07/17/2003                                2,700          2,694
    1.12%, due 07/18/2003                                2,000          1,995

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Transamerica Money Market 1

IDEX Transamerica Money Market

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Commercial Banks (continued)
  Wells Fargo & Company
    1.21%, due 05/28/2003                            $   2,000      $   1,998
    1.21%, due 06/02/2003                                1,200          1,199
    1.21%, due 06/04/2003                                3,000          2,997
    1.21%, due 06/09/2003                                1,000            999
    1.20%, due 06/09/2003                                1,000            999
Computer & Office Equipment (4.6%)
  International Business Machines Corporation
    1.20%, due 07/23/2003                                1,000            997
    1.25%, due 09/04/2003                                2,400          2,389
    1.25%, due 09/05/2003                                2,000          1,991
    1.24%, due 09/08/2003                                5,000          4,979
Electronic & Other Electric Equipment (0.4%)
  Emerson Electric Co.-144A
    1.20%, due 05/05/2003                                1,000          1,000
Food & Kindred Products (0.4%)
  Unilever Capital Corporation-144A
    1.19%, due 05/01/2003                                  800            800
Insurance (1.4%)
  USAA Capital Corporation
    1.23%, due 05/14/2003                                3,200          3,199
Life Insurance (5.1%)
  AIG Funding, Inc.
    1.24%, due 05/13/2003                                2,000          1,999
    1.26%, due 06/03/2003                                4,000          3,996
    1.10%, due 07/09/2003                                1,500          1,497
    1.10%, due 07/10/2003                                1,500          1,497
    1.23%, due 08/11/2003                                2,500          2,491
Paper & Allied Products (1.2%)
  Minnesota Mining & Manufacturing Company
    1.23%, due 05/29/2003                                2,800          2,797
Personal Credit Institutions (9.9%)
  General Electric Capital Corporation
    1.27%, due 05/13/2003                                2,000          1,999
    1.27%, due 05/14/2003                                1,900          1,899
    1.19%, due 06/24/2003                                1,000            998
    1.17%, due 06/25/2003                                2,000          1,996
    1.22%, due 07/07/2003                                  700            698
    1.24%, due 10/03/2003                                2,000          1,989
    1.25%, due 10/03/2003                                1,000            995
    1.23%, due 10/06/2003                                1,000            995
  Toyota Motor Credit Corporation -144A
    1.15%, due 05/09/2003                                3,000          2,999
    1.20%, due 06/05/2003                                3,000          2,997
    1.21%, due 06/06/2003                                2,400          2,397
    1.20%, due 06/18/2003                                1,800          1,797
    1.21%, due 06/18/2003                                  460            459
Petroleum Refining (3.7%)
  ChevronTexaco Corporation
    1.19%, due 05/09/2003                                3,900          3,899
    1.19%, due 05/16/2003                                2,000          1,999
    1.21%, due 05/20/2003                                2,500          2,498
Public Administration (5.9%)
  Canadian Wheat Board
    1.20%, due 06/11/2003                                2,100          2,097
    1.23%, due 06/11/2003                                  100            100
    1.25%, due 06/17/2003                                  500            499
    1.16%, due 07/02/2003                                2,000          1,996
    1.13%, due 07/07/2003                                1,200          1,197
    1.22%, due 07/22/2003                                1,000            997
    1.11%, due 07/29/2003                                2,700          2,693
    1.24%, due 08/14/2003                                1,000            996
  Province of Ontario
    1.31%, due 06/05/2003                                2,700          2,697
Security & Commodity Brokers (3.5%)
  Goldman Sachs Group, Inc. (The)
    1.27%, due 07/15/2003                                1,000            997
    1.16%, due 08/18/2003                                3,000          2,989
    1.16%, due 08/19/2003                                1,000            996
  Merrill Lynch & Co., Inc.
    1.10%, due 06/20/2003                                3,000          2,995
                                                                    ---------
Total Commercial Paper (cost: $191,470)                               191,470
                                                                    ---------
CERTIFICATES OF DEPOSITS (3.8%)
  Canadian Imperial Bank of Commerce
    1.21%, due 07/16/2003                                  900            900
    1.29%, due 05/06/2003                                4,000          4,000
    1.22%, due 06/18/2003                                1,500          1,500
    1.22%, due 06/25/2003                                1,600          1,600
    1.25%, due 07/07/2003                                  500            500
                                                                    ---------
Total Certificates of Deposits (cost: $8,500)                           8,500
                                                                    ---------
Total Investment Securities (cost: $225,597)                        $ 225,597
                                                                    =========
SUMMARY:
  Investments, at market value                           100.0%     $ 225,597
  Other assets in excess of liabilities                    0.0%             5
                                                     ---------      ---------
  Net assets                                             100.0%     $ 225,602
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Transamerica Money Market 2

IDEX Transamerica Money Market

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $225,597)           $ 225,597
  Cash                                                                    101
  Receivables:
     Shares of beneficial interest sold                                 1,213
     Interest                                                              20
     Due from investment adviser                                           11
  Other                                                                     7
                                                                    ---------
                                                                      226,949
                                                                    ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                             1,088
     Distribution fees                                                     93
     Transfer agent fees and expenses                                      98
  Other                                                                    68
                                                                    ---------
                                                                        1,347
                                                                    ---------
Net Assets                                                          $ 225,602
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $ 225,517
  Undistributed net investment income (loss)                               85
  Undistributed net realized gain (loss) from investments                  --
                                                                    ---------
Net Assets                                                          $ 225,602
                                                                    =========
Shares Outstanding:
  Class A                                                             124,271
  Class B                                                              75,047
  Class C                                                              17,110
  Class L                                                               1,937
  Class M                                                               7,232
Net Asset Value Per Share:
  Class A                                                           $    1.00
  Class B                                                                1.00
  Class C                                                                1.00
  Class L                                                                1.00
  Class M                                                                1.00
Maximum Offering Price Per Share (1):
  Class M                                                           $    1.01

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes A, B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $   1,597
                                                                    ---------
                                                                        1,597
                                                                    ---------
Expenses:
  Management and advisory fees                                            469
  Transfer agent fees and expenses                                        334
  Custody fees                                                             18
  Administration fees                                                      13
  Registration fees                                                        75
  Trustees fees and expenses                                               11
  Professional fees                                                        22
  Other                                                                    52
  Distribution and service fees:
     Class A                                                              221
     Class B                                                              316
     Class C                                                               81
     Class L                                                                4
     Class M                                                               35
                                                                    ---------
  Total Expenses                                                        1,651
  Less reimbursements by the investment adviser                          (431)
                                                                    ---------
  Net Expenses                                                          1,220
                                                                    ---------
Net Investment Income (Loss)                                              377
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                         1
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $     378
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Transamerica Money Market 3

IDEX Transamerica Money Market

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)      2002 (a)
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $     377      $     661
  Net realized gain (loss) on investment
     securities                                              1             --
                                                     ---------      ---------
                                                           378            661
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                              (304)          (483)
     Class B                                               (53)          (123)
     Class C                                               (13)           (36)
     Class L                                                (1)            --
     Class M                                                (6)           (19)
                                                     ---------      ---------
                                                          (377)          (661)
                                                     ---------      ---------
  From net realized gains:
     Class A                                                (1)            --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            (1)            --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                           129,773        299,057
     Class B                                            29,768        154,591
     Class C                                            11,476         42,694
     Class L                                             3,735             --
     Class M                                             4,279         23,062
                                                     ---------      ---------
                                                       179,031        519,404
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                               311            400
     Class B                                                58            103
     Class C                                                15             31
     Class L                                                --             --
     Class M                                                 7             16
                                                     ---------      ---------
                                                           391            550
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                          (137,763)      (167,508)
     Class B                                           (36,461)       (73,011)
     Class C                                           (14,520)       (22,585)
     Class L                                            (1,798)            --
     Class M                                            (6,911)       (13,217)
                                                     ---------      ---------
                                                      (197,453)      (276,321)
                                                     ---------      ---------
                                                       (18,031)       243,633
                                                     ---------      ---------
Net increase (decrease) in net assets                  (18,031)       243,633
                                                     ---------      ---------
Net Assets:
  Beginning of period                                  243,633             --
                                                     ---------      ---------
  End of period                                      $ 225,602      $ 243,633
                                                     =========      =========
Undistributed Net Investment Income (Loss)           $      85      $      85
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                           129,773        299,058
     Class B                                            29,767        154,591
     Class C                                            11,476         42,693
     Class L                                             3,735             --
     Class M                                             4,278         23,059
                                                     ---------      ---------
                                                       179,029        519,401
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                               311            400
     Class B                                                58            103
     Class C                                                15             31
     Class L                                                --             --
     Class M                                                 7             16
                                                     ---------      ---------
                                                           391            550
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                          (137,763)      (167,508)
     Class B                                           (36,461)       (73,011)
     Class C                                           (14,520)       (22,585)
     Class L                                            (1,798)            --
     Class M                                            (6,911)       (13,217)
                                                     ---------      ---------
                                                      (197,453)      (276,321)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding          (18,033)       243,630
                                                     =========      =========

(a) Commenced operations on March 1, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Transamerica Money Market 4

IDEX Transamerica Money Market

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (c)(f)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003      $   1.00       $   --            $  --         $   --
          10/31/2002          1.00          0.01              --            0.01
-------------------------------------------------------------------------------
Class B   04/30/2003          1.00           --               --             --
          10/31/2002          1.00           --               --             --
-------------------------------------------------------------------------------
Class C   04/30/2003          1.00           --               --             --
          10/31/2002          1.00           --               --             --
-------------------------------------------------------------------------------
Class L   04/30/2003          1.00           --               --             --
-------------------------------------------------------------------------------
Class M   04/30/2003          1.00           --               --             --
          10/31/2002          1.00           --               --             --
-------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A     $     --      $  --      $     --      $   1.00
               (0.01)        --         (0.01)         1.00
-----------------------------------------------------------
Class B           --         --            --          1.00
                  --         --            --          1.00
-----------------------------------------------------------
Class C           --         --            --          1.00
                  --         --            --          1.00
-----------------------------------------------------------
Class L           --         --            --          1.00
-----------------------------------------------------------
Class M           --         --            --          1.00
                  --         --            --          1.00
-----------------------------------------------------------

                                                        Ratios/Supplemental Data
                                        ---------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)        Income (Loss)
             Period          Total          Period      -----------------------      to Average
              Ended       Return (b)       (000's)       Net (d)     Total (e)     Net Assets (a)
          ------------   ------------   -------------   ---------   -----------   ---------------
Class A   04/30/2003          0.24%       $ 124,271        0.83%        1.20%           0.83%
          10/31/2002          0.56          131,949        0.83         1.36            0.93
--------------------------------------------------------------------------------------------
Class B   04/30/2003          0.07           75,047        1.29         1.66            1.29
          10/31/2002          0.28           81,683        1.48         2.01            0.28
--------------------------------------------------------------------------------------------
Class C   04/30/2003          0.07           17,110        1.29         1.66            1.29
          10/31/2002          0.28           20,139        1.48         2.01            0.28
--------------------------------------------------------------------------------------------
Class L   04/30/2003          0.07            1,937        1.29         1.66            1.29
--------------------------------------------------------------------------------------------
Class M   04/30/2003          0.07            7,237        1.19         1.56            1.18
          10/31/2002          0.30            9,862        1.38         1.91            0.38
--------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Transamerica Money Market 5

IDEX Transamerica Money Market

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(c) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2002, and 04/30/2003.

(d) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(e) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(f) IDEX Transamerica Money Market ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                          Transamerica Money Market 6

IDEX Transamerica Money Market

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Transamerica Money Market ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2002.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: The securities held by the Fund are valued on the basis of amortized cost, which approximates market value.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following rate:

    0.40% of ANA

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    0.48% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

In order to maintain a positive yield to shareholders, the Fund has waived a portion of the 12b-1 fees for all classes. The amount waived for the six-months ended April 30, 2003, was $102.

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $        8
     Retained by Underwriter              (3)
     Contingent Sales Charges            493

IDEX Mutual Funds
Semi-Annual Report 2003

                          Transamerica Money Market 7

IDEX Transamerica Money Market

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 2-(continued)

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $4 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, net operating losses and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $  225,597
                                               ==========
Unrealized Appreciation                        $       --
Unrealized (Depreciation)                              --
                                               ----------
Net Unrealized Appreciation (Depreciation)     $       --
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                          Transamerica Money Market 8

IDEX Transamerica Value Balanced

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (9.6%)
  U.S. Treasury Bond (d)
    3.63%, due 03/31/2004                            $   1,250      $   1,278
    3.50%, due 11/15/2006 (b)                            1,250          1,303
    4.00%, due 11/15/2012 (b)                              200            203
                                                                    ---------
Total U.S. Government Obligations (cost: $2,655)                        2,784
                                                                    ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS (4.5%)
  Freddie Mac-Gold Pool
    7.00%, due 10/01/2028                                  406            428
    6.50%, due 04/01/2029                                  423            442
  Ginnie Mae-FHA/VA Pool
    6.50%, due 10/15/2027                                  421            444
                                                                    ---------
Total U.S. Government Agency Obligations
 (cost: $1,317)                                                         1,314
                                                                    ---------
CORPORATE DEBT SECURITIES (20.1%)
Amusement & Recreation Services (0.9%)
  Disney (Walt) Company (The)
    4.88%, due 07/02/2004                                  250            258
Business Credit Institutions (0.9%)
  Deere (John) Capital Corporation
    3.90%, due 01/15/2008                                  250            255
Chemicals & Allied Products (0.9%)
  Dow Chemical Company (The)
    5.25%, due 05/14/2004                                  250            258
Commercial Banks (2.4%)
  Abbey National PLC (f)
    7.35%, due 10/29/2049                                  250            277
  CS First Boston-144A (g)
    7.90%, due 05/01/2007                                  125            139
  Korea Development Bank (The) (b)
    5.50%, due 11/13/2012                                  250            257
Computer & Office Equipment (0.9%)
  Hewlett-Packard Company
    5.50%, due 07/01/2007                                  250            269
Department Stores (0.5%)
  J.C. Penney Company, Inc.
    7.40%, due 04/01/2037                                  150            156
Electric Services (1.9%)
  AEP Texas Central Co.-144A
    6.65%, due 02/15/2033                                  250            270
  TXU Energy Company LLC-144A
    7.00%, due 03/15/2013                                  250            276
Electric, Gas & Sanitary Services (0.9%)
  NiSource Finance Corporation
    6.15%, due 03/01/2013                                  250            271
Health Services (0.9%)
  HCA Inc.
    7.13%, due 06/01/2006                            $     250      $     269
Holding & Other Investment Offices (1 8%)
  Duke Realty Corporation
    7.30%, due 06/30/2003                                  250            252
  EOP Operating Limited Partnership
    8.38%, due 03/15/2006                                  250            285
Insurance (0.9%)
  St. Paul Companies, Inc. (The)
    5.75%, due 03/15/2007                                  250            265
Motion Pictures (1.1%)
  AOL Time Warner Inc.
    9.13%, due 01/15/2013                                  250            306
Personal Credit Institutions (0.9%)
  General Motors Acceptance Corporation
    6.75%, due 01/15/2006                                  250            264
Petroleum Refining (0.4%)
  Premcor Refining Group, Inc. (The)-144A
    9.25%, due 02/01/2010                                  100            110
Printing & Publishing (1.0%)
  News Corporation Limited (The)
    7.75%, due 12/01/2045                                  250            284
Radio & Television Broadcasting (0.9%)
  USA Interactive
    7.00%, due 01/15/2013                                  250            275
Security & Commodity Brokers (0.9%)
  Bear Stearns Companies Inc. (The)
    5.70%, due 11/15/2014                                  125            133
  Goldman Sachs Group, Inc. (The)
    6.60%, due 01/15/2012                                  125            141
Telecommunications (2.0%)
  AT&T Wireless Services, Inc.
    8.75%, due 03/01/2031                                  250            311
  Sprint Capital Corporation
    5.88%, due 05/01/2004                                  250            256
                                                                    ---------
Total Corporate Debt Securities (cost: $5,496)                          5,837
                                                                    ---------

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (59.1%)
Air Transportation (0.9%)
  FedEx Corporation (d)                                  4,500      $     269
Amusement & Recreation Services (3.4%)
  Disney (Walt) Company (The)                           52,200            974
Chemicals & Allied Products (2.2%)
  du Pont (E.I.) de Nemours and Company                 15,000            638

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Transamerica Value Balanced 1

IDEX Transamerica Value Balanced

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Commercial Banks (9.6%)
  Bank of America Corporation (d)                        6,000      $     444
  FleetBoston Financial Corporation                     61,010          1,618
  Morgan Chase & Co. (J.P.) (d)                         10,000            294
  Wachovia Corporation                                  11,000            420
Communication (2.5%)
  Cox Communications, Inc.-Class A (a)(b)               22,300            738
Electronic & Other Electric Equipment (0.8%)
  Cooper Industries, Inc.-Class A                        6,000            223
Electronic Components & Accessories (2.3%)
  Intel Corporation (d)                                 35,800            659
Food & Kindred Products (1.1%)
  Altria Group, Inc.                                    10,000            308
Holding & Other Investment Offices (0 1%)
  Host Marriott Corporation (a)(b)                       5,000             39
Insurance (1.5%)
  St. Paul Companies, Inc. (The) (b)                    13,000            446
Life Insurance (2.2%)
  John Hancock Financial Services, Inc. (d)             13,000            377
  Lincoln National Corporation (d)                       8,000            256
Lumber & Wood Products (1.1%)
  Louisiana-Pacific Corporation (a)(d)                  40,000            323
Motion Pictures (0.3%)
  AOL Time Warner Inc. (a)                               6,000             82
Petroleum Refining (0.9%)
  ChevronTexaco Corporation                              2,000            126
  Exxon Mobil Corporation                                4,200            148
Pharmaceuticals (8.9%)
  Bristol-Myers Squibb Co.                              34,450            880
  Merck & Co., Inc. (d)                                 19,000          1,105
  Schering-Plough Corporation                           33,580            608
Savings Institutions (6.3%)
  Washington Mutual, Inc.                               46,400          1,833
Security & Commodity Brokers (5.3%)
  Alliance Capital Management
    Holding L.P. (d)                                     9,500            303
  Jefferies Group, Inc. (d)                             11,000            427
  Raymond James Financial, Inc.                         11,000            315
  T. Rowe Price Group, Inc.                             16,000            488
Telecommunications (5.6%)
  ALLTEL Corporation                                     9,000            422
  Sprint Corporation (FON Group)                        91,100          1,049
  Verizon Communications, Inc.                           4,000            150
U.S. Government Agencies (4.1%)
  Fannie Mae                                            16,500          1,194
                                                                    ---------
Total Common Stocks (cost: $19,504)                                    17,156
                                                                    ---------

                                                     Principal         Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (10.3%)
Bank Notes (0.6%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     171      $     171
Euro Dollar Overnight (1.1%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  117            117
  BNP Paribas SA
    1.24%, due 05/06/2003                                   55             55
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  137            137
Euro Dollar Term (3.1%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  274            274
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                   69             69
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   21             21
    1.26%, due 06/24/2003                                  137            137
  Danske Bank A/S
    1.25%, due 05/07/2003                                  171            171
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                   69             69
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  171            171
Medium Term Notes (0.4%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  103            103
Money Market Funds (4.1%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                   548            548
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                   650            650

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Transamerica Value Balanced 2

IDEX Transamerica Value Balanced

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Promissory Notes (0.8%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                            $     240      $     240
Repurchase Agreements (0.2%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                                   69             69
                                                                    ---------
Total Security Lending Collateral (cost: $3,002)                        3,002
                                                                    ---------
Total Investment Securities (cost: $31,974)                         $  30,093
                                                                    =========

                                                      Contracts (h)    Value
-------------------------------------------------------------------------------
WRITTEN OPTIONS (-2.1%)
Covered Call Options (-0.5%)
  Alliance Capital Management Holding L.P.
    Call Strike $30.00
    Expires 10/18/2003                                      60      $     (17)
  Bank of America Corporation
    Call Strike $75.00
    Expires 05/17/2003                                      10             (1)
  Bank of America Corporation
    Call Strike $80.00
    Expires 05/17/2003                                       5            (e)
  FedEx Corporation
    Call Strike $60.00
    Expires 01/17/2004                                      35            (20)
  Intel Corporation
    Call Strike $20.00
    Expires 07/19/2003                                      50             (4)
  Intel Corporation
    Call Strike $30.00
    Expires 01/17/2004                                      50             (1)
  Jeffries Group Inc. (New)
    Call Strike $50.00
    Expires 07/19/2003                                      60             (2)
  John Hancock Financial Services, Inc.
    Call Strike $40.00
    Expires 01/17/2004                                      50             (1)
  Lincoln National Corporation
    Call Strike $30.00
    Expires 10/18/2003                                     100            (34)
  Louisiana-Pacific Corporation
    Call Strike $10.00
    Expires 08/16/2003                                     130             (3)
  Merck & Co., Inc.
    Call Strike $60.00
    Expires 10/18/2003                                      40            (10)
  Merck & Co., Inc.
    Call Strike $75.00
    Expires 01/17/2004                                      50             (1)
  Morgan Chase & Co. (J.P.)
    Call Strike $27.50
    Expires 06/21/2003                                     100            (27)
  Morgan Chase & Co. (J.P.)
    Call Strike $30.00
    Expires 01/17/2004                                      50            (14)
Put Options (-1.6%)
  ALLTEL Corporation
    Put Strike $40.00
    Expires 01/17/2004                                     100            (21)
  Altria Group, Inc.
    Put Strike $30.00
    Expires 01/22/2005                                     100            (63)
  AOL Time Warner Inc.
    Put Strike $7.50
    Expires 01/17/2004                                     280             (6)
  AOL Time Warner Inc.
    Put Strike $10.00
    Expires 01/17/2004                                     200            (12)
  Disney (Walt) Company (The)
    Put Strike $15.00
    Expires 01/17/2004                                     150            (13)
  Duke Energy Corporation
    Put Strike $12.50
    Expires 01/17/2004                                     250            (10)
  Fannie Mae
    Put Strike $70.00
    Expires 01/17/2004                                      50            (26)
  Fannie Mae
    Put Strike $60.00
    Expires 01/22/2005                                      35            (18)
  FleetBoston Financial Corporation
    Put Strike $20.00
    Expires 01/17/2004                                     120             (9)
  Heinz (H.J.) Company
    Put Strike $40.00
    Expires 01/17/2004                                     120            (90)
  Microsoft Corporation
    Put Strike $22.50
    Expires 01/17/2004                                     200            (35)
  Microsoft Corporation
    Put Strike $15.00
    Expires 01/22/2005                                     100             (9)
  Raymond James Financial, Inc.
    Put Strike $25.00
    Expires 08/16/2003                                     100             (7)
  Schering-Plough Corporation
    Put Strike $20.00
    Expires 01/17/2004                                     100            (33)

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                               Transamerica Value Balanced 3

IDEX Transamerica Value Balanced

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Contracts (h)    Value
-------------------------------------------------------------------------------
Put Options (continued)
  Sprint Corporation (FON Group)
    Put Strike $15.00
    Expires 01/17/2004                                     170      $     (70)
  Verizon Communications, Inc.
    Put Strike $40.00
    Expires 07/19/2003                                     100            (37)
  Wilmington Trust Corporation
    Put Strike $25.00
    Expires 08/16/2003                                     130             (7)
                                                                    ---------
Total Written Options (premium: $672)                                    (601)
                                                                    ---------

SUMMARY:
  Investments, at market value                           103.6%     $  30,093
  Written Options                                         (2.1)%         (601)
  Liabilities in excess of other assets                   (1.5)%         (437)
                                                     ---------      ---------
  Net assets                                             100.0%     $  29,055
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At April 30, 2003, all or a portion of this security is on loan (see Note
      1). The market value at April 30, 2003, of all securities on loan is $2,913.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $70.

(d) At April 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The market value of all securities segregated at April 30, 2003, is $5,036.

(e)   Market value is less than $1.

(f) Securities are stepbonds. Abbey National PLC has a coupon rate 7.35% until 10/01/2006, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury rate + 178BP.

(g) Securities are stepbonds. CS First Boston has a coupon rate 7.90% until 05/01/2007, thereafter the coupon rate will reset every 5 years at the 5-year current month treasury rate + 200BP if not called.

(h)   Contract amounts are not in thousands.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Transamerica Value Balanced 4

IDEX Transamerica Value Balanced

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $31,974)
     (including $2,913 of securities loaned)                        $  30,093
  Cash                                                                  2,474
  Receivables:
     Shares of beneficial interest sold                                     4
     Interest                                                             139
     Dividends                                                             43
     Due from investment adviser                                            4
  Other                                                                     7
                                                                    ---------
                                                                       32,764
                                                                    ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                27
     Distribution fees                                                     17
     Transfer agent fees and expenses                                      31
  Payable for securities on loan                                        3,002
  Written options (premium: $672)                                         601
  Other                                                                    31
                                                                    ---------
                                                                        3,709
                                                                    ---------
Net Assets                                                          $  29,055
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  35,916
  Accumulated net investment income (loss)                                (20)
  Accumulated net realized gain (loss) from investments
     and options contracts                                             (5,030)
  Net unrealized appreciation (depreciation) of
     investments and options contracts                                 (1,811)
                                                                    ---------
Net Assets                                                          $  29,055
                                                                    =========
Shares Outstanding:
  Class A                                                               1,050
  Class B                                                               1,121
  Class C                                                                 345
  Class L                                                                  17
  Class M                                                                 296
Net Asset Value Per Share:
  Class A                                                           $   10.29
  Class B                                                               10.26
  Class C                                                               10.26
  Class L                                                               10.26
  Class M                                                               10.27
Maximum Offering Price Per Share (1):
  Class A                                                           $   10.89
  Class M                                                               10.37

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $     290
  Dividends                                                               266
  Income from loaned securities-net                                         4
                                                                    ---------
                                                                          560
                                                                    ---------
Expenses:
  Management and advisory fees                                            110
  Transfer agent fees and expenses                                         72
  Custody fees                                                             11
  Administration fees                                                      15
  Registration fees                                                        34
  Trustees fees and expenses                                                1
  Professional fees                                                        12
  Other                                                                    14
  Distribution and service fees:
     Class A                                                               19
     Class B                                                               58
     Class C                                                               18
     Class L                                                               --
     Class M                                                               14
                                                                    ---------
  Total Expenses                                                          378
  Less reimbursements by the investment adviser                           (93)
                                                                    ---------
  Net Expenses                                                            285
                                                                    ---------
Net Investment Income (Loss)                                              275
                                                                    ---------
Net Realized Gain (Loss):
  Net investment securities                                              (278)
  Net written options                                                     269
                                                                    ---------
                                                                           (9)
                                                                    ---------
Net Unrealized Appreciation (Depreciation):
  Net investment securities                                             1,300
  Net written options                                                     501
                                                                    ---------
                                                                        1,801
                                                                    ---------
Net Gain (Loss) on Investments and Options
  Contracts                                                             1,792
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   2,067
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Transamerica Value Balanced 5

IDEX Transamerica Value Balanced

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $     275      $     408
  Net realized gain (loss) on investment
     securities and options contracts                       (9)        (5,021)
  Net unrealized appreciation (depreciation)
     on investment securities and options
     contracts                                           1,801         (1,005)
                                                     ---------      ---------
                                                         2,067         (5,618)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                              (156)          (192)
     Class B                                              (132)          (118)
     Class C                                               (41)           (37)
     Class L                                                (1)            --
     Class M                                               (36)           (35)
                                                     ---------      ---------
                                                          (366)          (382)
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --           (425)
     Class B                                                --           (495)
     Class C                                                --           (123)
     Class L                                                --             --
     Class M                                                --           (147)
                                                     ---------      ---------
                                                            --         (1,190)
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                             1,219          3,760
     Class B                                             1,004          3,507
     Class C                                               284          3,421
     Class L                                               172             --
     Class M                                               324            462
                                                     ---------      ---------
                                                         3,003         11,150
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                               149            592
     Class B                                               127            599
     Class C                                                40            155
     Class L                                                 1             --
     Class M                                                35            177
                                                     ---------      ---------
                                                           352          1,523
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (2,223)        (4,700)
     Class B                                            (2,331)        (5,294)
     Class C                                              (994)        (2,194)
     Class L                                                (9)            --
     Class M                                              (551)        (1,733)
                                                     ---------      ---------
                                                        (6,108)       (13,921)
                                                     ---------      ---------
                                                        (2,753)        (1,248)
                                                     ---------      ---------
Net increase (decrease) in net assets                   (1,052)        (8,438)
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   30,107         38,545
                                                     ---------      ---------
  End of period                                      $  29,055      $  30,107
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $     (20)     $      71
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                               122            339
     Class B                                               102            311
     Class C                                                29            302
     Class L                                                18             --
     Class M                                                32             42
                                                     ---------      ---------
                                                           303            994
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                15             52
     Class B                                                13             52
     Class C                                                 4             14
     Class L                                                --             --
     Class M                                                 4             15
                                                     ---------      ---------
                                                            36            133
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (224)          (444)
     Class B                                              (237)          (508)
     Class C                                              (101)          (213)
     Class L                                                (1)            --
     Class M                                               (55)          (159)
                                                     ---------      ---------
                                                          (618)        (1,324)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding             (279)          (197)
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Transamerica Value Balanced 6

IDEX Transamerica Value Balanced

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  9.69      $   0.11         $   0.63       $   0.74
          10/31/2002         11.67          0.18            (1.65)         (1.47)
          10/31/2001         12.75          0.26            (0.51)         (0.25)
          10/31/2000         11.79          0.30             1.01           1.31
          10/31/1999         13.14          0.27            (0.73)         (0.46)
          10/31/1998         13.19          0.22             0.67           0.89
--------------------------------------------------------------------------------
Class B   04/30/2003          9.69          0.08             0.60           0.68
          10/31/2002         11.66          0.11            (1.65)         (1.54)
          10/31/2001         12.74          0.18            (0.50)         (0.32)
          10/31/2000         11.78          0.23             1.01           1.24
          10/31/1999         13.13          0.19            (0.73)         (0.54)
          10/31/1998         13.18          0.14             0.67           0.81
--------------------------------------------------------------------------------
Class C   04/30/2003          9.69          0.08             0.60           0.68
          10/31/2002         11.66          0.12            (1.66)         (1.54)
          10/31/2001         12.74          0.17            (0.49)         (0.32)
          10/31/2000         11.78          0.23             1.01           1.24
--------------------------------------------------------------------------------
Class L   04/30/2003          9.71          0.06             0.60           0.66
--------------------------------------------------------------------------------
Class M   04/30/2003          9.69          0.10             0.60           0.70
          10/31/2002         11.66          0.11            (1.63)         (1.52)
          10/31/2001         12.74          0.19            (0.50)         (0.31)
          10/31/2000         11.78          0.24             1.01           1.25
          10/31/1999         13.13          0.20            (0.73)         (0.53)
          10/31/1998         13.18          0.15             0.67           0.82
--------------------------------------------------------------------------------

             For a share of beneficial interest outstanding
                        throughout each period
          ----------------------------------------------------
                       Distributions
          ---------------------------------------
                                                    Net Asset
            From Net    From Net                     Value,
           Investment   Realized       Total           End
             Income       Gains    Distributions    of Period
          ------------ ---------- --------------- ------------
Class A    $   (0.14)   $     --    $   (0.14)     $   10.29
               (0.16)      (0.35)       (0.51)          9.69
               (0.26)      (0.57)       (0.83)         11.67
               (0.35)         --        (0.35)         12.75
               (0.24)      (0.65)       (0.89)         11.79
               (0.21)      (0.73)       (0.94)         13.14
------------------------------------------------------------
Class B        (0.11)         --        (0.11)         10.26
               (0.08)      (0.35)       (0.43)          9.69
               (0.19)      (0.57)       (0.76)         11.66
               (0.28)         --        (0.28)         12.74
               (0.16)      (0.65)       (0.81)         11.78
               (0.13)      (0.73)       (0.86)         13.13
------------------------------------------------------------
Class C        (0.11)         --        (0.11)         10.26
               (0.08)      (0.35)       (0.43)          9.69
               (0.19)      (0.57)       (0.76)         11.66
               (0.28)         --        (0.28)         12.74
------------------------------------------------------------
Class L        (0.11)         --        (0.11)         10.26
------------------------------------------------------------
Class M        (0.12)         --        (0.12)         10.27
               (0.10)      (0.35)       (0.45)          9.69
               (0.20)      (0.57)       (0.77)         11.66
               (0.29)         --        (0.29)         12.74
               (0.17)      (0.65)       (0.82)         11.78
               (0.14)      (0.73)       (0.87)         13.13
------------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          7.76%        $ 10,803        1.55%        2.19%            1.55%          25.55%
          10/31/2002        (13.20)          11,020        1.55         1.89             1.56           81.51
          10/31/2001         (2.13)          13,880        1.55         1.95             2.04           49.85
          10/31/2000         11.43            9,850        1.55         2.02             2.50           28.15
          10/31/1999         (3.74)          12,377        1.66         1.85             2.12           82.20
          10/31/1998          7.25           15,747        1.85         1.87             1.82           55.45
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          7.10           11,504        2.20         2.84             2.20           25.55
          10/31/2002        (13.72)          12,038        2.20         2.54             0.91           81.51
          10/31/2001         (2.74)          16,180        2.20         2.60             1.39           49.85
          10/31/2000         10.76            9,193        2.20         2.67             1.85           28.15
          10/31/1999         (4.36)          12,171        2.31         2.50             1.47           82.20
          10/31/1998          6.56           14,679        2.50         2.52             1.17           55.45
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          7.10            3,539        2.20         2.84             2.20           25.55
          10/31/2002        (13.72)           3,999        2.20         2.54             0.91           81.51
          10/31/2001         (2.74)           3,619        2.20         2.60             1.39           49.85
          10/31/2000         10.76              565        2.20         2.67             1.85           28.15
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          6.88              173        2.20         2.84             2.20           25.55
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          7.26            3,036        2.10         2.74             2.10           25.55
          10/31/2002        (13.64)           3,050        2.10         2.44             1.01           81.51
          10/31/2001         (2.65)           4,866        2.10         2.50             1.49           49.85
          10/31/2000         10.86            2,868        2.10         2.57             1.95           28.15
          10/31/1999         (4.26)           4,689        2.21         2.40             1.57           82.20
          10/31/1998          6.67            7,342        2.40         2.42             1.27           55.45
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Transamerica Value Balanced 7

IDEX Transamerica Value Balanced

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002, and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Transamerica Value Balanced 8

IDEX Transamerica Value Balanced

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX Transamerica Value Balanced ("the Fund"), part of IDEX Mutual Funds, began operations on October 1, 1995.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amounts of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Option contracts: The Fund may enter into options contracts to manage exposure to market fluctuations. Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in market value of the securities held and the prices of the options contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received

IDEX Mutual Funds
Semi-Annual Report 2003

                         Transamerica Value Balanced 9

IDEX Transamerica Value Balanced

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

The underlying face amounts of open option contracts at April 30, 2003, are listed in the Schedule of Investments.

Transactions in written call and put options were as follows:

                           Premium     Contracts*
                          ---------   -----------
Balance at 10/31/2002     $635            2,785
Sales                      515            2,425
Closing Buys              (110)            (350)
Expirations               (247)          (1,295)
Exercised                 (121)            (470)
                          ----            -----
Balance at 04/30/2003     $672            3,095
                          ====            =====

*Contracts not in thousands

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC is both an affiliate of the Fund and a sub-adviser to the Fund.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

    0.75% of the first $500 million of ANA
      0.65% of the next $500 million of ANA
      0.60% of ANA over $1 billion

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.20% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 19
     Retained by Underwriter         1
     Contingent Sales Charges       17

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $3 for deferred compensation to Trustees is included in Other liabilities.

IDEX Mutual Funds
Semi-Annual Report 2003

                         Transamerica Value Balanced 10

IDEX Transamerica Value Balanced

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities ) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 4,860
  U.S. Government                                      2,361
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  6,154
  U.S. Government                                      3,486

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
 $     5,015    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   32,098
                                               ==========
Unrealized Appreciation                        $    1,424
Unrealized (Depreciation)                          (3,429)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $   (2,005)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                         Transamerica Value Balanced 11

IDEX T. Rowe Price Health Sciences

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (95.9%)
Drug Stores & Proprietary Stores (3.2%)
  Omnicare, Inc.                                        16,840      $     447
Electronic & Other Electric Equipment (0.3%)
  Wilson Greatbatch Technologies, Inc. (a)               1,200             39
Health Services (3.1%)
  DaVita Inc. (a)                                        2,450             51
  HCA Inc. (b)                                           2,900             93
  Laboratory Corporation of America
    Holdings (a)                                         6,700            197
  Triad Hospitals, Inc. (a)                              4,000             88
Instruments & Related Products (0.8%)
  STAAR Surgical Company (a)                             6,900             59
  Waters Corporation (a)                                 2,100             50
Insurance (12.8%)
  Anthem, Inc. (a) (b)                                   9,900            680
  UnitedHealth Group Incorporated (b)                    8,050            742
  WellPoint Health Networks Inc. (a) (b)                 4,850            367
Medical Instruments & Supplies (6.3%)
  Advanced Neuromodulation Systems, Inc. (a)             2,800            117
  Aspect Medical Sytems, Inc. (a)                        9,100             35
  Bard, (C.R.) Inc.                                      2,100            133
  Baxter International Inc. (b)                            920             21
  Biomet, Incorporated (b)                               2,210             67
  Boston Scientific Corporation (a) (b)                  6,100            263
  Fischer Imaging Corporation (a)                        3,880             16
  Guidant Corporation (a)                                  400             16
  St. Jude Medical, Inc. (a) (b)                         2,800            147
  Stryker Corporation                                    1,100             74
Pharmaceuticals (66.8%)
  Abbott Laboratories                                    7,850            319
  Abgenix, Inc. (a)                                     10,100             96
  Actelion Ltd. (a)                                        970             62
  Alexion Pharmaceuticals, Inc. (a)                      4,080             54
  Alkermes, Inc. (a)                                    19,260            192
  Allergan, Inc. (b)                                     4,600            323
  AmerisourceBergen Corporation (b)                      1,500             87
  Amgen Inc. (a) (b)                                    10,520            645
  Amylin Pharmaceuticals, Inc. (a)                       4,180             80
  Andrx Corporation-Andrx Group (a)                      1,300             21
  AstraZeneca PLC-ADR                                    1,800             72
  Barr Laboratories, Inc. (a) (b)                        2,500            139
  Biogen, Inc. (a) (b)                                   2,170             82
  BioMarin Pharmaceutical Inc. (a)                       2,700             30
  BioSphere Medical, Inc. (a)                              300              1
  Biovail Corporation (a)                                2,200             80
  Cardinal Health, Inc. (b)                              2,300            127
  Cephalon, Inc. (a) (b)                                11,440            467
  Cubist Pharmaceuticals, Inc. (a)                       7,300             67
  CV Therapeutics, Inc. (a)                              4,700             94
  EPIX Medical, Inc. (a)                                 5,200             50
  Esperion Therapeutics, Inc. (a)                        5,530             63
  Forest Laboratories, Inc. (a) (b)                      7,500            387
  Fujisawa Pharmaceutical Company Limited                1,600             27
  Genentech, Inc. (a)                                    1,870             71
  Gilead Sciences, Inc. (a) (b)                         15,270            705
  Human Genome Sciences, Inc. (a)                        8,000             94
  ICOS Corporation (a)                                   1,200             32
  IDEC Pharmaceuticals Corporation (a) (b)               4,800            157
  ImClone Systems Incorporated (a) (b)                   7,790            142
  Indevus Pharmacuticals, Inc. (a)                       5,600             21
  Invitrogen Corporation (a)                             2,100             69
  Johnson & Johnson                                      3,900            220
  Ligand Pharmaceuticals Incorporated (a)                4,555             41
  Lilly (Eli) and Company (b)                            3,700            236
  Medicines Company (The) (a) (b)                       12,050            248
  Medimmune, Inc. (a) (b)                               13,120            463
  Millennium Pharmaceuticals, Inc. (a)                   9,200            101
  Myriad Genetics, Inc. (a)                              2,700             32
  NeoRx Corporation (a)                                  4,600             11
  Neurocrine Biosciences, Inc. (a) (b)                   7,960            360
  Noven Pharmaceuticals, Inc. (a)                        5,750             55
  Novo Nordisk A/S-Class B                                 500             18
  NPS Pharmaceuticals, Inc. (a)                         12,000            229
  Onyx Pharmaceuticals, Inc. (a)                           100              1
  OSI Pharmaceuticals, Inc. (a)                          2,630             55
  Pfizer Inc.                                           21,080            648
  Progenics Pharmaceuticals, Inc. (a)                    1,600             16
  Regeneron Pharmaceuticals, Inc. (a)                    1,700             11
  Salix Pharmaceuticals, Ltd. (a)                        9,300            105
  Sanofi-Synthelabo                                      2,300            137
  Schering-Plough Corporation                            5,080             92
  Teva Pharmaceutical Industries Ltd.-
    ADR (b)                                              5,440            254
  Transkaryotic Therapies, Inc. (a)                      6,300             38
  Trimeris, Inc. (a) (b)                                11,620            516
  Tularik Inc. (a)                                       2,660             15
  Vertex Pharmaceuticals Incorporated (a)                5,800             70
  Vicuron Pharmaceuticals Inc.-144A                         25            (c)
  Vicuron Pharmaceuticals Inc. (a)                       6,495             76
  ViroPharma Incorporated (a)                            3,033              8
  Wyeth (b)                                             10,300            448
  XOMA Ltd. (a)                                          1,663              8
Research & Testing Services (2.1%)
  Affymetrix, Inc. (a)                                   2,300             43
  deCODE genetics, Inc. (a)                              7,000             15
  Exelixis, Inc. (a)                                    17,280            147
  Symyx Technologies, Inc. (a)                           6,100             95
Retail Trade (0.5%)
  Schein (Henry), Inc. (a)                               1,700             73
                                                                    ---------
Total Common Stocks (cost: $12,647)                                    13,443
                                                                    ---------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        T. Rowe Price Health Sciences 1

IDEX T. Rowe Price Health Sciences

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (1.8%)
  U. S. Treasury Bill
    1.12%, due 08/14/2003                            $      50      $      50
  U.S. Treasury Bill (b)
    1.10%, due 08/21/2003                                  100            100
  U.S. Treasury Bill (b)
    1.12%, due 08/21/2003                                   99             99
                                                                    ---------
Total Short-Term U.S. Government
  Obligations (cost: $249)                                                249
                                                                    ---------
Total Investment Securities (cost: $12,896)                         $  13,692
                                                                    =========

                                                      Contracts (d)    Value
-------------------------------------------------------------------------------
WRITTEN OPTIONS (-1.2%)
Covered Call Options (-1.0%)
  Allergan, Inc.
    Call Strike $70.00
    Expires 07/19/2003                                       6      $      (2)
  Allergan, Inc.
    Call Strike $75.00
    Expires 07/19/2003                                       5             (1)
  AmerisourceBergen Corporation
    Call Strike $55.00
    Expires 08/16/2003                                       3             (2)
  AmerisourceBergen Corporation
    Call Strike $60.00
    Expires 08/16/2003                                       7             (2)
  Amgen Inc.
    Call Strike $60.00
    Expires 07/19/2003                                      33            (17)
  Amgen Inc.
    Call Strike $65.00
    Expires 07/19/2003                                      26             (5)
  Amgen Inc.
    Call Strike $65.00
    Expires 10/18/2003                                      15             (6)
  Anthem, Inc.
    Call Strike $70.00
    Expires 09/20/2003                                       9             (4)
  Barr Laboratories, Inc.
    Call Strike $60.00
    Expires 06/21/2003                                      14             (1)
  Baxter International Inc.
    Call Strike $25.00
    Expires 01/17/2004                                       4             (1)
  Biogen, Inc.
    Call Strike $40.00
    Expires 10/18/2003                                      11             (3)
  Boston Scientific Corporation
    Call Strike $47.50
    Expires 06/21/2003                                      17             (2)
  Cardinal Health, Inc.
    Call Strike $60.00
    Expires 09/20/2003                                      13             (3)
  Cephalon, Inc.
    Call Strike $35.00
    Expires 05/17/2003                                       4             (2)
  Cephalon, Inc.
    Call Strike $45.00
    Expires 08/16/2003                                       7             (1)
  Forest Laboratories, Inc.
    Call Strike $57.50
    Expires 08/16/2003                                       7             (1)
  Gilead Sciences, Inc.
    Call Strike $45.00
    Expires 05/17/2003                                      10             (2)
  Gilead Sciences, Inc.
    Call Strike $45.00
    Expires 06/21/2003                                       8             (2)
  Gilead Sciences, Inc.
    Call Strike $45.00
    Expires 08/16/2003                                       8             (3)
  HCA Inc.
    Call Strike $35.00
    Expires 11/22/2003                                       4             (1)
  IDEC Pharmaceuticals Corporation
    Call Strike $35.00
    Expires 07/19/2003                                       8             (1)
  ImClone Systems Incorporated
    Call Strike $22.50
    Expires 08/16/2003                                       3            (c)
  Lilly (Eli) and Company
    Call Strike $65.00
    Expires 07/19/2003                                      10             (2)
  Medicines Company (The)
    Call Strike $20.00
    Expires 07/19/2003                                       9             (2)
  Medimmune, Inc.
    Call Strike $32.50
    Expires 06/21/2003                                       3             (1)
  Medimune, Inc.
    Call Strike $35.00
    Expires 06/21/2003                                      50            (12)
  Medimmune, Inc.
    Call Strike $37.50
    Expires 09/20/2003                                      54            (14)
  Neurocrine Biosciences, Inc.
    Call Strike $45.00
    Expires 06/21/2003                                       8             (2)
  Neurocrine Biosciences, Inc.
    Call Strike $50.00
    Expires 08/16/2003                                       9             (1)

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                               T. Rowe Price Health Sciences 2

IDEX T. Rowe Price Health Sciences

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                      Contracts (d)    Value
-------------------------------------------------------------------------------
Covered Call Options (continued)
  St. Jude Medical, Inc.
    Call Strike $45.00
    Expires 07/19/2003                                       9      $      (7)
  Teva Pharmaceutical Industries Ltd.-ADR
    Call Strike $45.00
    Expires 09/20/2003                                      12             (5)
  Trimeris, Inc.
    Call Strike $45.00
    Expires 05/17/2003                                      10             (1)
  Trimeris, Inc.
    Call Strike $45.00
    Expires 07/19/2003                                       8             (2)
  Trimeris, Inc.
    Call Strike $50.00
    Expires 07/19/2003                                      14             (1)
  Trimeris, Inc.
    Call Strike $50.00
    Expires 10/18/2003                                      19             (4)
  Trimeris, Inc.
    Call Strike $55.00
    Expires 10/18/2003                                       6             (1)
  UnitedHealth Group Incorporated
    Call Strike $95.00
    Expires 05/17/2003                                       8             (1)
  WellPoint Health Networks Inc.
    Call Strike $80.00
    Expires 07/19/2003                                       3             (1)
  Wyeth
    Call Strike $40.00
    Expires 07/19/2003                                      17             (7)
  Wyeth
    Call Strike $40.00
    Expires 10/18/2003                                      24            (13)
Put Options (-0.2%)
  Allergan, Inc.
    Put Strike $70.00
    Expires 07/19/2003                                       9             (3)
  Amgen Inc.
    Put Strike $65.00
    Expires 07/19/2003                                       3             (2)
  Anthem, Inc.
    Put Strike $70.00
    Expires 09/20/2003                                       1             (1)
  Baxter International Inc.
    Put Strike $20.00
    Expires 01/17/2004                                       5             (1)
  Bristol-Myers Squibb Co.
    Put Strike $25.00
    Expires 01/17/2004                                       5             (1)
  Bristol-Myers Squibb Co.
    Put Strike $27.50
    Expires 01/17/2004                                       1            (c)
  Bristol-Myers Squibb Co.
    Put Strike $30.00
    Expires 01/17/2004                                      13             (7)
  Forest Laboratories, Inc.
    Put Strike $50.00
    Expires 08/16/2003                                       5             (1)
  Guidant Corporation
    Put Strike $40.00
    Expires 01/17/2004                                      12             (6)
  Merck & Co., Inc.
    Put Strike $55.00
    Expires 01/17/2004                                       4             (1)
  Schering-Plough Corporation
    Put Strike $17.50
    Expires 08/16/2003                                       7             (1)
  WellPoint Health Networks Inc.
    Put Strike $80.00
    Expires 07/19/2003                                       3             (2)
                                                                    ---------
Total Written Options (premium: $127)                                    (165)
                                                                    ---------
SUMMARY:
  Investments, at market value                            97.7%     $  13,692
  Written options                                         (1.2)%         (165)
  Other assets in excess of liabilities                    3.5%           483
                                                     ---------      ---------
  Net assets                                             100.0%     $  14,010
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b) At April 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open option contracts. The market value of all securities segregated at April 30, 2003, is $2,535.

(c)  Market value is less than $1.

(d)  Contract amounts not in thousands.

DEFINITIONS:
ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        T. Rowe Price Health Sciences 3

IDEX T. Rowe Price Health Sciences

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $12,896)            $  13,692
  Cash                                                                  1,042
  Receivables:
     Investment securities sold                                           115
     Shares of beneficial interest sold                                   251
     Dividends                                                              3
     Due from investment adviser                                           14
                                                                    ---------
                                                                       15,117
                                                                    ---------
Liabilities:
  Investment securities purchased                                         917
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                 4
     Distribution fees                                                      4
     Transfer agent fees and expenses                                       6
  Written options (premium: $127)                                         165
  Other                                                                    11
                                                                    ---------
                                                                        1,107
                                                                    ---------
Net Assets                                                          $  14,010
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  13,680
  Accumulated net investment income (loss)                                (63)
  Accumulated net realized gain (loss) from investments,
     option contracts and foreign currency transactions                  (365)
  Net unrealized appreciation (depreciation) of
     investments and options contracts                                    758
                                                                    ---------
Net Assets                                                          $  14,010
                                                                    =========
Shares Outstanding:
  Class A                                                               1,360
  Class B                                                                 151
  Class C                                                                  63
  Class L                                                                   4
  Class M                                                                  22
Net Asset Value Per Share:
  Class A                                                           $    8.77
  Class B                                                                8.70
  Class C                                                                8.70
  Class L                                                                8.70
  Class M                                                                8.71
Maximum Offering Price Per Share (1):
  Class A                                                           $    9.28
  Class M                                                                8.80

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       1
  Dividends                                                                14
                                                                    ---------
                                                                           15
                                                                    ---------
Expenses:
  Management and advisory fees                                             38
  Transfer agent fees and expenses                                         11
  Custody fees                                                             23
  Administration fees                                                      13
  Registration fees                                                        42
  Professional fees                                                         8
  Other                                                                     2
  Distribution and service fees:
     Class A                                                               11
     Class B                                                                4
     Class C                                                                2
     Class L                                                               --
     Class M                                                                1
                                                                    ---------
  Total Expenses                                                          155
  Less reimbursements by the investment adviser                           (77)
                                                                    ---------
  Net Expenses                                                             78
                                                                    ---------
Net Investment Income (Loss)                                              (63)
                                                                    ---------
Net Realized Gain (Loss) on:
  Net investment securities                                              (244)
  Net written options                                                      50
  Net foreign currency transactions                                        (1)
                                                                    ---------
                                                                         (195)
                                                                    ---------
Net Unrealized Appreciation (Depreciation) on:
  Net investment securities                                               995
  Net written options                                                     (25)
                                                                    ---------
                                                                          970
                                                                    ---------
Net Gain (Loss) on Investments, Option Contracts
  and Foreign Currency Transactions                                       775
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $     712
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        T. Rowe Price Health Sciences 4

IDEX T. Rowe Price Health Sciences

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)      2002 (a)
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $     (63)     $     (31)
  Net realized gain (loss) on investment
     securities, option contracts and foreign
     currency transactions                                (195)          (170)
  Net unrealized appreciation (depreciation)
     on investment securities and option
     contracts                                             970           (212)
                                                     ---------      ---------
                                                           712           (413)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                             7,592          4,157
     Class B                                               566            985
     Class C                                               272            418
     Class L                                                38             --
     Class M                                                 6            208
                                                     ---------      ---------
                                                         8,474          5,768
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                               (85)          (129)
     Class B                                               (77)          (118)
     Class C                                               (53)           (60)
     Class L                                                (7)            --
     Class M                                                (1)            (1)
                                                     ---------      ---------
                                                          (223)          (308)
                                                     ---------      ---------
                                                         8,251          5,460
                                                     ---------      ---------
Net increase (decrease) in net assets                    8,963          5,047
                                                     ---------      ---------
Net Assets:
  Beginning of period                                    5,047             --
                                                     ---------      ---------
  End of period                                      $  14,010      $   5,047
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $     (63)     $      --
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                               911            474
     Class B                                                69            106
     Class C                                                33             44
     Class L                                                 5             --
     Class M                                                 1             21
                                                     ---------      ---------
                                                         1,019            645
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                               (10)           (15)
     Class B                                               (10)           (14)
     Class C                                                (7)            (7)
     Class L                                                (1)            --
     Class M                                                --             --
                                                     ---------      ---------
                                                           (28)           (36)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding              991            609
                                                     =========      =========

(a) Commenced operations on March 1, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        T. Rowe Price Health Sciences 5

IDEX T. Rowe Price Health Sciences

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  8.28     $   (0.06)        $   0.55       $   0.49
          10/31/2002         10.00         (0.08)           (1.64)         (1.72)
--------------------------------------------------------------------------------
Class B   04/30/2003          8.24         (0.09)            0.55           0.46
          10/31/2002         10.00         (0.11)           (1.65)         (1.76)
--------------------------------------------------------------------------------
Class C   04/30/2003          8.24         (0.09)            0.55           0.46
          10/31/2002         10.00         (0.12)           (1.64)         (1.76)
--------------------------------------------------------------------------------
Class L   04/30/2003          8.10         (0.08)            0.68           0.60
--------------------------------------------------------------------------------
Class M   04/30/2003          8.24         (0.10)            0.57           0.47
          10/31/2002         10.00         (0.12)           (1.64)         (1.76)
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --       $  --        $  --       $   8.77
                 --          --           --           8.28
-----------------------------------------------------------
Class B          --          --           --           8.70
                 --          --           --           8.24
-----------------------------------------------------------
Class C          --          --           --           8.70
                 --          --           --           8.24
-----------------------------------------------------------
Class L          --          --           --           8.70
-----------------------------------------------------------
Class M          --          --           --           8.71
                 --          --           --           8.24
-----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          5.92%        $ 11,929        1.95%        3.97%           (1.53)%         17.88%
          10/31/2002        (17.20)           3,804        1.95         8.76            (1.51)          42.79
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          5.58            1,311        2.60         4.62            (2.18)          17.88
          10/31/2002        (17.60)             758        2.60         9.41            (2.16)          42.79
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          5.58              546        2.60         4.62            (2.18)          17.88
          10/31/2002        (17.60)             308        2.60         9.41            (2.16)          42.79
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          7.41               32        2.60         4.62            (2.18)          17.88
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          5.70              192        2.50         4.52            (2.08)          17.88
          10/31/2002        (17.60)             177        2.50         9.31            (2.06)          42.79
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        T. Rowe Price Health Sciences 6

IDEX T. Rowe Price Health Sciences

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX T. Rowe Price Health Sciences ("the Fund") commenced operations on March 1, 2002. The inception date for the Fund's offering of share Class L was November 11, 2002.

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                        T. Rowe Price Health Sciences 7

IDEX T. Rowe Price Health Sciences

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX T. Rowe Price Health Sciences ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 2002. The Fund is "non-diversified" under the 1940 Act.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gains or losses from investments. Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received. Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Option contracts: The Fund may enter into option contracts to manage exposure to market, interest rate or currency fluctuations. Option contracts are valued at the average of the bid and ask ("Mean Quote") established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are imperfect correlation between the change in market value of the securities held and the prices of futures options; the possibility of an illiquid market and inability of the counterparty to meet the contract terms. When the Fund writes a covered call or put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

The underlying face amounts of any open option contracts at April 30, 2003, are listed in the Schedule of Investments.

IDEX Mutual Funds
Semi-Annual Report 2003

                        T. Rowe Price Health Sciences 8

IDEX T. Rowe Price Health Sciences

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Transactions in written options were as follows:

                           Premium     Contracts*
                          ---------   -----------
Balance at 10/31/2002     $ 27             168
Sales                      275           1,387
Closing Buys              (147)           (748)
Expirations                (28)           (244)
                          ----             ---
Balance at 04/30/2003     $127             563
                          ====             ===

*Contracts not in thousands.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      1.00% of the first $500 million of ANA
      0.95% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.60% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter       $ 5
     Retained by Underwriter         1
     Contingent Sales Charges        1

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 9,209
  U.S. Government                                         --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  1,388
  U.S. Government                                         --

IDEX Mutual Funds
Semi-Annual Report 2003

                        T. Rowe Price Health Sciences 9

IDEX T. Rowe Price Health Sciences

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforward is available to offset future realized capital gains through the period listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
   $     68     October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   13,122
                                               ==========
Unrealized Appreciation                        $    1,037
Unrealized (Depreciation)                            (467)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $      570
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                        T. Rowe Price Health Sciences 10

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (98.2%)
Air Transportation (1.6%)
  Atlantic Coast Airlines Holdings, Inc. (a)             8,300      $      69
  ExpressJet Holdings, Inc. (a)                          3,200             37
  Frontier Airlines, Inc. (a) (b)                       20,300            123
  SkyWest, Inc.                                          4,900             63
Amusement & Recreation Services (0.7%)
  Alliance Gaming Corporation (a)                        1,000             16
  Argosy Gaming Company (a)                              1,100             22
  International Speedway
    Corporation-Class A                                    500             20
  Mandalay Resort Group (a)                                900             24
  Westwood One, Inc. (a)                                 1,400             49
Apparel & Accessory Stores (1.4%)
  American Eagle Outfitters, Inc. (a)                    1,500             26
  AnnTaylor, Inc. (a)                                    1,650             39
  Christopher & Banks Corporation (a)                    3,500             88
  Pacific Sunwear of California, Inc. (a) (b)            2,700             62
  Ross Stores, Inc.                                        900             34
  Talbots, Inc. (The)                                      400             11
Apparel Products (0.9%)
  Too, Inc. (a)                                          9,400            174
Auto Repair, Services & Parking (0.3%)
  Dollar Thrifty Automotive Group, Inc. (a)              3,600             59
Automotive (0.6%)
  Gentex Corporation (a)                                 3,100             94
  Oshkosh Truck Corporation                                200             11
Automotive Dealers & Service Stations (1.4%)
  Casey's General Stores, Inc.                           3,100             40
  Copart, Inc. (a)                                       1,800             15
  Group 1 Automotive, Inc. (a)                           2,600             72
  O'Reilly Automotive, Inc. (a)                          3,900            116
  Sonic Automotive, Inc. (a)                             1,100             19
Beverages (0.3%)
  Boston Beer Company, Inc. (The)-
    Class A (a)                                          4,200             55
Business Services (4.3%)
  BISYS Group, Inc. (The) (a)                            4,700             79
  Catalina Marketing Corporation (a)                     1,400             25
  ChoicePoint Inc. (a)                                   3,900            138
  Digital Insight Corporation (a)                        8,800            142
  Fair, Isaac and Company, Incorporated (b)              3,270            170
  Getty Images, Inc. (a)                                 1,800             61
  Rent-A-Center, Inc. (a)                                1,700            109
  Valassis Communications, Inc. (a) (b)                  1,100             29
  Websense, Inc. (a) (b)                                 2,500             36
Chemicals & Allied Products (0.4%)
  ATMI, Inc. (a)                                         3,100             65
Commercial Banks (3.8%)
  Boston Private Financial Holdings, Inc.                4,800             90
  Commerce Bancorp, Inc. (b)                             2,250             92
  Community First Bankshares, Inc.                       2,400             65
  East West Bancorp, Inc.                                2,300             78
  Silicon Valley Bancshares (a)                          2,300             54
  Southwest Bancorporation of Texas, Inc. (a)            3,800            129
  Sterling Bancshares, Inc.                              7,300             87
  UCBH Holdings, Inc.                                    4,400            112
Communication (0.5%)
  Global Payments Inc.                                   1,980             61
  Insight Communications
    Company, Inc. (a) (b)                                2,600             36
Communications Equipment (1.8%)
  Advanced Fibre Communications, Inc. (a)                4,600             70
  Anaren Microwave, Inc. (a)                             2,500             19
  Inter-Tel, Incorporated                                3,300             54
  L-3 Communications Holdings, Inc. (a)                    700             31
  Plantronics, Inc. (a) (b)                              6,400            118
  Powerwave Technologies, Inc. (a)                       6,100             25
  Proxim Corporation-Class A (a)                        27,360             19
  SeaChange International, Inc. (a)                        600              5
Computer & Data Processing Services (8.4%)
  Activision, Inc. (a) (b)                               2,400             37
  Actuate Corporation (a)                                7,700             14
  Affiliated Computer Services, Inc.-
    Class A (a)                                          2,400            114
  BARRA, Inc. (a)                                        2,650             87
  Borland Software Corporation (a)                       7,500             68
  Computer Programs and Systems, Inc. (a)                5,700            110
  Concord Communications, Inc. (a)                       2,400             30
  EarthLink, Inc. (a)                                   11,600             80
  FactSet Research Systems Inc. (b)                      4,900            171
  Henry (Jack) & Associates, Inc.                        3,900             51
  Hyperion Solutions Corporation (a)                     4,000            113
  Informatica Corporation (a) (b)                        4,600             30
  InterCept, Inc. (a) (b)                                2,700             19
  Macromedia, Inc. (a)                                   1,100             14
  MatrixOne, Inc. (a)                                    5,800             20
  Mercury Interactive Corporation (a) (b)                  400             14
  MTC Technologies, Inc. (a)                             4,400             75
  National Instruments Corporation (a)                   2,100             67
  Netegrity, Inc. (a)                                    2,450             12
  Network Associates, Inc. (a) (b)                       2,100             24
  Packeteer, Inc. (a)                                    5,800             76
  Radiant Systems, Inc. (a)                              3,550             22

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                T. Rowe Price Small Cap 1

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Computer & Data Processing Services (continued)
  SERENA Software, Inc. (a)                              7,200      $     113
  SkillSoft PLC-ADR (a)                                  3,100             12
  SRA International, Inc.-Class A (a)                    3,400             80
  Symantec Corporation (a)                               1,500             66
  Titan Corporation (The) (a) (b)                        3,400             27
Computer & Office Equipment (1.1%)
  Avocent Corporation (a)                                2,800             83
  Concurrent Computer Corporation (a)                    3,100              6
  Polycom, Inc. (a)                                      6,406             63
  SanDisk Corporation (a) (b)                            2,200             53
Construction (1.8%)
  D.R. Horton, Inc.                                      1,727             41
  Insituform Technologies, Inc.-
    Class A (a) (b)                                      5,400             86
  KB Home                                                  200             10
  M.D.C. Holdings, Inc.                                  1,400             65
  Standard Pacific Corp.                                   900             27
  Toll Brothers, Inc. (a)                                4,100             95
Drug Stores & Proprietary Stores (0.6%)
  Omnicare, Inc.                                         4,500            119
Educational Services (3.5%)
  Career Education Corporation (a)                       1,600             96
  Corinthian Colleges, Inc. (a)                          2,700            124
  DeVRY Inc. (a)                                         5,000            116
  Education Management Corporation (a)                   3,100            151
  ITT Educational Services, Inc. (a)                     1,100             32
  University of Phoenix Online (a) (b)                   2,766            122
Electronic & Other Electric Equipment (0.3%)
  Harman International Industries,
    Incorporated                                           900             60
  Zomax Incorporated (a)                                 1,300              4
Electronic Components & Accessories (5.1%)
  Aeroflex Incorporated (a)                             14,300             77
  Exar Corporation (a) (b)                               3,500             52
  Integrated Silicon Solution, Inc. (a)                  6,200             20
  Intersil Corporation-Class A (a)                       5,996            111
  KEMET Corporation (a)                                  2,900             27
  Kopin Corporation (a)                                  4,500             22
  Lattice Semiconductor Corporation (a)                  5,000             43
  Mercury Computer Systems, Inc. (a)                     3,100             65
  Micrel, Incorporated (a)                               2,900             34
  Microchip Technology Incorporated                        475             10
  Oak Technology, Inc. (a)                              38,700            188
  Pericom Semiconductor Corporation (a)                  3,800             32
  Plexus Corp. (a)                                       7,800             79
  Semtech Corporation (a)                                4,300             68
  Silicon Storage Technology, Inc. (a)                   6,800             21
  Skyworks Solutions, Inc. (a) (b)                       4,300             23
  Technitrol, Inc. (a)                                   3,600             57
  TriQuint Semiconductor, Inc. (a)                       6,126             22
Fabricated Metal Products (0.3%)
  Shaw Group Inc. (The) (a)                                700              8
  Simpson Manufacturing Co., Inc. (a)                    1,200             42
Food & Kindred Products (0.5%)
  American Italian Pasta Company-
    Class A (a) (b)                                        400             18
  Horizon Organic Holding Corporation (a)                3,800             52
  Tootsie Roll Industries Incorporated                     957             28
Food Stores (0.4%)
  Whole Foods Market, Inc. (a) (b)                       1,300             77
Furniture & Fixtures (0.4%)
  Ethan Allen Interiors Inc.                               500             17
  La-Z-Boy Incorporated                                  2,700             53
Furniture & Home Furnishings Stores (1.4%)
  Cost Plus, Inc. (a)                                    4,300            132
  Pier 1 Imports, Inc.                                   3,400             63
  Williams-Sonoma, Inc. (a)                              2,200             57
Health Services (3.6%)
  Accredo Health, Incorporated (a)                       5,850             86
  AMN Healthcare Services, Inc. (a) (b)                  1,600             15
  AmSurg Corp. (a)                                       2,100             55
  Caremark Rx, Inc. (a)                                  2,700             54
  Community Health Systems, Inc. (a)                     2,300             44
  DaVita Inc. (a) (b)                                    3,100             64
  Hooper Holmes, Inc.                                    2,900             18
  LifePoint Hospitals, Inc. (a)                          5,300            103
  Manor Care, Inc. (a) (b)                               2,400             47
  Renal Care Group, Inc. (a)                             1,800             58
  Triad Hospitals, Inc. (a)                              1,400             31
  United Surgical Partners
    International, Inc. (a) (b)                          4,800             89
Holding & Other Investment Offices (0 0%)
  4Kids Entertainment, Inc. (a)                            600              9
Industrial Machinery & Equipment (2.9%)
  Cooper Cameron Corporation (a)                           500             24
  Cymer, Inc. (a) (b)                                    3,400             97
  Engineered Support Systems, Inc.                       1,900             66
  FMC Technologies, Inc. (a)                             1,800             34
  National-Oilwell, Inc. (a)                             2,600             55
  Oil States International, Inc. (a)                     3,500             40
  Varian Semiconductor Equipment
    Associates, Inc. (a) (b)                             2,800             65
  Zebra Technologies Corporation-
    Class A (a)                                          2,300            153

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                T. Rowe Price Small Cap 2

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Instruments & Related Products (4.5%)
  August Technology Corporation (a)                        600      $       2
  Avid Technology, Inc. (a)                              1,800             49
  Cognex Corporation (a)                                 2,600             57
  Coherent, Inc. (a)                                     2,300             53
  Cohu, Inc.                                             2,200             40
  Cytyc Corporation (a) (b)                              4,300             57
  Dionex Corporation (a)                                 2,850             98
  DRS Technologies, Inc. (a)                               300              8
  FLIR Systems, Inc. (a)                                 1,900             99
  Fossil, Inc. (a)                                       1,687             31
  Herley Industries, Inc. (a)                            2,900             47
  Mettler-Toledo International Inc. (a)                  1,100             39
  MKS Instruments, Inc. (a)                              1,143             16
  Newport Corporation (a)                                1,200             16
  Pinnacle Systems, Inc. (a)                             5,300             50
  Rudolph Technologies, Inc. (a) (b)                     1,200             18
  SBS Technologies, Inc. (a)                             3,100             25
  Varian, Inc. (a)                                       3,800            120
Insurance (3.9%)
  Coventry Health Care, Inc. (a)                         2,900            118
  First Health Group Corp. (a)                           6,400            160
  Max Re Capital Ltd.                                    5,100             68
  PMI Group, Inc. (The)                                  1,100             34
  Radian Group, Inc.                                       518             21
  RenaissanceRe Holdings Ltd.                            1,400             62
  StanCorp Financial Group, Inc.                         1,400             75
  Triad Guaranty Inc. (a)                                3,100            124
  WellChoice, Inc. (a)                                   3,100             66
Insurance Agents, Brokers & Service (0.7%)
  AdvancePCS (a) (b)                                     1,500             45
  Brown & Brown, Inc.                                    1,900             68
  Gallagher (Arthur J.) & Co.                            1,000             25
Leather & Leather Products (0.3%)
  Skechers U.S.A., Inc.-Class A (a)                      1,500             10
  Timberland Company (The)-
    Class A (a) (b)                                      1,000             50
Management Services (1.7%)
  Corporate Executive Board
    Company (The) (a)                                    5,300            217
  Exult, Inc. (a)                                       12,600             91
Manufacturing Industries (0.6%)
  JAKKS Pacific, Inc. (a) (b)                            7,400             96
  Marvel Enterprises, Inc. (a)                             700             12
Medical Instruments & Supplies (3.1%)
  Apogent Technologies, Inc. (a)                         3,000             52
  Conceptus, Inc. (a) (b)                                1,700             18
  Cyberonics, Inc. (a)                                     800             18
  DENTSPLY International Inc.                            2,150      $      81
  ICU Medical, Inc. (a) (b)                              3,400            108
  INAMED Corporation (a)                                 1,400             52
  Mentor Corporation                                     1,200             22
  Respironics, Inc. (a)                                  3,400            131
  STERIS Corporation (a)                                 3,900             89
Mortgage Bankers & Brokers (0.6%)
  Doral Financial Corporation                            2,550            102
Motion Pictures (1.1%)
  CNET Networks, Inc. (a)                                9,800             36
  Macrovision Corporation (a)                            9,600            170
Oil & Gas Extraction (5.6%)
  Atwood Oceanics, Inc. (a)                                900             23
  Brown (Tom), Inc. (a)                                  4,400            108
  Cabot Oil & Gas Corporation-Class A                    2,800             69
  Cal Dive International, Inc. (a)                       4,600             74
  Core Laboratories N.V. (a)                             1,400             14
  Evergreen Resources, Inc. (a)                          1,300             62
  Global Industries, Ltd. (a)                           10,400             46
  Grey Wolf, Inc. (a)                                   28,500            115
  Key Energy Services, Inc. (a)                          1,500             15
  Patterson-UTI Energy, Inc. (a)                         4,000            132
  Pride International, Inc. (a)                          1,800             28
  Spinnaker Exploration Company (a)                      4,500             96
  Stone Energy Corporation (a)                           2,700             95
  Unit Corporation (a)                                   4,800             94
  XTO Energy, Inc.                                       3,500             68
Pharmaceuticals (9.4%)
  Abgenix, Inc. (a)                                      4,200             40
  Albany Molecular Research, Inc. (a)                    4,600             53
  Alkermes, Inc. (a) (b)                                 2,200             22
  Andrx Corporation-Andrx Group (a) (b)                  1,400             23
  Biovail Corporation (a)                                2,000             72
  Celgene Corporation (a) (b)                            4,400            117
  Cephalon, Inc. (a) (b)                                 1,624             66
  Charles River Laboratories, Inc. (a) (b)               4,500            122
  D & K Health Resources, Inc.                           3,200             42
  Enzon, Inc. (a)                                        2,700             37
  Eon Labs, Inc. (a)                                     2,500             77
  Gilead Sciences, Inc. (a)                              1,100             51
  Human Genome Sciences, Inc. (a)                        3,700             43
  ICOS Corporation (a) (b)                               2,800             75
  IDEXX Laboratories, Inc. (a)                             700             27
  Invitrogen Corporation (a)                             2,000             65
  K-V Pharmaceutical Company-
    Class A (a)                                          2,900             65
  Medarex, Inc. (a)                                        700              3

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                                T. Rowe Price Small Cap 3

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Pharmaceuticals (continued)
  Medicis Pharmaceutical
    Corporation-Class A (a) (b)                          2,700      $     156
  Neurocrine Biosciences, Inc. (a)                       2,600            118
  Noven Pharmaceuticals, Inc. (a)                        7,800             75
  NPS Pharmaceuticals, Inc. (a) (b)                      2,500             48
  Protein Design Labs, Inc. (a)                          4,500             45
  Serologicals Corporation (a)                           1,200             11
  SICOR Inc. (a)                                         3,300             59
  Taro Pharmaceutical Industries Ltd. (a) (b)            2,000             92
  Techne Corporation (a)                                 2,700             60
  Trimeris, Inc. (a) (b)                                 1,000             44
  Vertex Pharmaceuticals Incorporated (a)                1,294             16
Primary Metal Industries (0.8%)
  Lone Star Technologies, Inc. (a) (b)                   2,300             49
  Maverick Tube Corporation (a)                          3,800             68
  Steel Dynamics, Inc. (a)                               2,400             29
Printing & Publishing (0.6%)
  Scholastic Corporation (a)                             3,900            111
Radio & Television Broadcasting (1.9%)
  Cox Radio, Inc.-Class A (a) (b)                        3,400             78
  Emmis Communications
    Corporation-Class A (a)                              3,800             72
  Entercom Communications Corp. (a)                        500             24
  Radio One, Inc.-Class D (a) (b)                        6,900            106
  Regent Communications, Inc. (a)                        5,400             32
  Spanish Broadcasting System, Inc. (a)                  4,000             31
Radio, Television & Computer Stores (0.2%)
  Tweeter Home Entertainment Group, Inc. (a)             5,600             32
  Ultimate Electronics, Inc. (a)                         1,200             10
Research & Testing Services (1.3%)
  Forrester Research, Inc. (a)                           6,200             96
  Pharmaceutical Product
    Development, Inc. (a)                                2,600             68
  Symyx Technologies, Inc. (a)                           4,600             72
Restaurants (2.5%)
  CEC Entertainment Inc. (a)                             3,700            111
  P.F. Chang's China Bistro, Inc. (a) (b)                3,500            147
  RARE Hospitality International, Inc. (a)               3,000             87
  Ruby Tuesday, Inc.                                     3,400             67
  Sonic Corp. (a)                                        2,050             55
Retail Trade (0.9%)
  A.C. Moore Arts & Crafts, Inc. (a)                     2,100             36
  Insight Enterprises, Inc. (a)                          6,400             48
  Michaels Stores, Inc. (a)                              2,000      $      62
  Schein (Henry), Inc. (a)                                 500             22
Rubber & Misc. Plastic Products (0.6%)
  Entegris, Inc. (a)                                     7,400             85
  VANS, INC. (a)                                         4,300             20
Savings Institutions (0.3%)
  IndyMac Bancorp, Inc.                                  2,300             51
Security & Commodity Brokers (2.4%)
  Affiliated Managers Group, Inc. (a) (b)                2,200            102
  Eaton Vance Corp.                                      2,400             72
  Investment Technology Group, Inc. (a)                  3,700             53
  Investors Financial Services Corp.                     3,800             83
  Legg Mason, Inc.                                       1,000             54
  Waddell & Reed Financial, Inc.-
    Class A                                              4,250             85
Social Services (0.5%)
  Bright Horizons Family Solutions, Inc. (a)             3,200             96
Stone, Clay & Glass Products (0.2%)
  Cabot Microelectronics Corporation (a) (b)             1,073             46
Telecommunications (0.1%)
  Nextel Partners, Inc.-Class A (a)                      4,500             26
Transportation & Public Utilities (1.7%)
  C.H. Robinson Worldwide, Inc.                            800             29
  Expeditors International of Washington, Inc.             500             18
  Forward Air Corporation (a)                            5,200            131
  UTI Worldwide, Inc.                                    4,500            135
Trucking & Warehousing (1.5%)
  Covenant Transport, Inc.-Class A (a)                   3,900             71
  Iron Mountain Incorporated (a) (b)                     5,150            205
Variety Stores (0.5%)
  Dollar Tree Stores, Inc. (a)                           1,200             31
  Family Dollar Stores, Inc.                               900             31
  Fred's, Inc.                                           1,100             36
Wholesale Trade Durable Goods (1.5%)
  Patterson Dental Company (a)                           2,500            100
  SCP Pool Corporation (a) (b)                           5,525            181
Wholesale Trade Nondurable Goods (0.9%)
  Performance Food Group Company (a)                     1,800             63
  United Natural Foods, Inc. (a)                         3,800            111
                                                                    ---------
Total Common Stocks (cost: $20,232)                                    18,178
                                                                    ---------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           T. Rowe Price Small Cap 4

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.3%)
  U.S. Treasury Bill (c)
    1.14%, due 06/26/2003                            $      50      $      50
                                                                    ---------
Total Short-Term U.S. Government Obligations
 (cost: $50)                                                               50
                                                                    ---------
SECURITY LENDING COLLATERAL (18.1%)
Bank Notes (1.0%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                                  192            192
Euro Dollar Overnight (1.9%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  131            131
  BNP Paribas SA
    1.24%, due 05/06/2003                                   61             61
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  153            153
Euro Dollar Term (5.5%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  306            306
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                   77             77
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   23             23
    1.26%, due 06/24/2003                                  153            153
  Danske Bank A/S
    1.25%, due 05/07/2003                                  192            192
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                   77             77
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  192            192
Medium Term Notes (0.6%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                  115            115
Money Market Funds (7.3%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                                   612            612
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                   727            727
Promissory Notes (1.4%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  268            268
Repurchase Agreements (0.4%)
  Merrill Lynch & Co., Inc. (d)
    1.42%, due 05/01/2003                                   77             77
                                                                    ---------
Total Security Lending Collateral (cost: $3,356)                        3,356
                                                                    ---------
Total Investment Securities (cost: $23,638)                         $  21,584
                                                                    =========
SUMMARY:
  Investments, at market value                           116.6%     $  21,584
  Liabilities in excess of other assets                  (16.6)%       (3,077)
                                                     ---------      ---------
  Net assets                                             100.0%     $  18,507
                                                     =========      =========

FUTURES CONTRACTS:
----------------------------------------------------------------------
                                                        Net Unrealized
                                  Settlement             Appreciation
Currency              Contracts      Date      Amount   (Depreciation)
----------------------------------------------------------------------
Russell 2000 Index   1           06/19/2003    $ 185         $ 15

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   No dividends were paid during the preceding twelve months.

(b)   At April 30, 2003, all or a portion of this security is on loan (see Note
      1). The market value at April 30, 2003, of all securities on loan is $3,220.

(c) At April 30, 2003, all or a portion of this security is segregated with the custodian to cover margin requirements for open future contracts. The market value of all securities segregated at April 30, 2003, is $50.

(d) Cash collateral for Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $78.

DEFINITIONS:

ADR  American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           T. Rowe Price Small Cap 5

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $23,638)
     (including $3,220 of securities loaned)                        $  21,584
  Cash                                                                    326
  Receivables:
     Investment securities sold                                            61
     Shares of beneficial interest sold                                    18
     Dividends                                                              2
     Due from investment adviser                                           19
     Variation margin                                                       2
  Other                                                                     5
                                                                    ---------
                                                                       22,017
                                                                    ---------
Liabilities:
  Investment securities purchased                                          85
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                 5
     Distribution fees                                                     11
     Transfer agent fees and expenses                                      31
  Payable for securities on loan                                        3,356
  Other                                                                    22
                                                                    ---------
                                                                        3,510
                                                                    ---------
Net Assets                                                          $  18,507
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  28,829
  Accumulated net investment income (loss)                               (176)
  Accumulated net realized gain (loss) from investments                (8,107)
  Net unrealized appreciation (depreciation) of
     investments and futures contracts                                 (2,039)
                                                                    ---------
Net Assets                                                          $  18,507
                                                                    =========
Shares Outstanding:
  Class A                                                                 740
  Class B                                                               1,103
  Class C                                                                 246
  Class L                                                                  11
  Class M                                                                 189
Net Asset Value Per Share:
  Class A                                                           $    8.24
  Class B                                                                8.00
  Class C                                                                8.00
  Class L                                                                8.00
  Class M                                                                8.04
Maximum Offering Price Per Share (1):
  Class A                                                           $    8.72
  Class M                                                                8.12

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Dividends                                                         $      15
  Income from loaned securities-net                                         3
                                                                    ---------
                                                                           18
                                                                    ---------
Expenses:
  Management and advisory fees                                             72
  Transfer agent fees and expenses                                         77
  Custody fees                                                             18
  Administration fees                                                      13
  Registration fees                                                        40
  Trustees fees and expenses                                                1
  Professional fees                                                        13
  Other                                                                    11
  Distribution and service fees:
     Class A                                                               11
     Class B                                                               42
     Class C                                                               10
     Class L                                                               --
     Class M                                                                6
                                                                    ---------
  Total Expenses                                                          314
  Less reimbursements by the investment adviser                          (120)
                                                                    ---------
  Net Expenses                                                            194
                                                                    ---------
Net Investment Income (Loss)                                             (176)
                                                                    ---------
Net Realized Gain (Loss) on:
  Investment securities                                                (1,529)
                                                                    ---------
Net Unrealized Appreciation (Depreciation) on:
  Investment securities                                                 2,555
  Futures contracts                                                        15
                                                                    ---------
                                                                        2,570
                                                                    ---------
Net Gain (Loss) on Investments and Futures
  Contracts                                                             1,041
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $     865
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           T. Rowe Price Small Cap 6

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (176)     $    (465)
  Net realized gain (loss) on investment
     securities                                         (1,529)        (4,374)
  Net unrealized appreciation (depreciation)
     on investment securities and futures
     contracts                                           2,570           (148)
                                                     ---------      ---------
                                                           865         (4,987)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                             1,558          6,591
     Class B                                             1,131          5,590
     Class C                                               242          1,472
     Class L                                                91             --
     Class M                                               285            630
                                                     ---------      ---------
                                                         3,307         14,283
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (2,236)        (5,379)
     Class B                                            (1,557)        (3,855)
     Class C                                              (336)          (932)
     Class L                                               (10)            --
     Class M                                              (395)          (928)
                                                     ---------      ---------
                                                        (4,534)       (11,094)
                                                     ---------      ---------
                                                        (1,227)         3,189
                                                     ---------      ---------
Net increase (decrease) in net assets                     (362)        (1,798)
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   18,869         20,667
                                                     ---------      ---------
  End of period                                      $  18,507      $  18,869
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (176)     $      --
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                               196            663
     Class B                                               147            572
     Class C                                                30            151
     Class L                                                12             --
     Class M                                                38             65
                                                     ---------      ---------
                                                           423          1,451
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (284)          (582)
     Class B                                              (205)          (433)
     Class C                                               (43)          (101)
     Class L                                                (1)            --
     Class M                                               (51)           (95)
                                                     ---------      ---------
                                                          (584)        (1,211)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding             (161)           240
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           T. Rowe Price Small Cap 7

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  7.83     $   (0.06)        $   0.47       $   0.41
          10/31/2002          9.46         (0.16)           (1.47)         (1.63)
          10/31/2001         13.17         (0.14)           (3.56)         (3.70)
          10/31/2000         11.01         (0.07)            2.51           2.44
          10/31/1999         10.00          0.02             0.99           1.01
--------------------------------------------------------------------------------
Class B   04/30/2003          7.63         (0.08)            0.45           0.37
          10/31/2002          9.29         (0.22)           (1.44)         (1.66)
          10/31/2001         13.05         (0.21)           (3.54)         (3.75)
          10/31/2000         10.97         (0.15)            2.51           2.36
          10/31/1999         10.00         (0.02)            0.99           0.97
--------------------------------------------------------------------------------
Class C   04/30/2003          7.63         (0.08)            0.45           0.37
          10/31/2002          9.29         (0.21)           (1.45)         (1.66)
          10/31/2001         13.05         (0.24)           (3.51)         (3.75)
          10/31/2000         10.97         (0.15)            2.51           2.36
--------------------------------------------------------------------------------
Class L   04/30/2003          7.52         (0.06)            0.54           0.48
--------------------------------------------------------------------------------
Class M   04/30/2003          7.66         (0.09)            0.47           0.38
          10/31/2002          9.31         (0.19)           (1.46)         (1.65)
          10/31/2001         13.07         (0.20)           (3.55)         (3.75)
          10/31/2000         10.98         (0.14)            2.51           2.37
          10/31/1999         10.00         (0.01)            0.99           0.98
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A       $  --     $     --     $     --      $  8.24
                 --           --           --         7.83
                 --        (0.01)       (0.01)        9.46
                 --        (0.28)       (0.28)       13.17
                 --           --           --        11.01
----------------------------------------------------------
Class B          --           --           --         8.00
                 --           --           --         7.63
                 --        (0.01)       (0.01)        9.29
                 --        (0.28)       (0.28)       13.05
                 --           --           --        10.97
----------------------------------------------------------
Class C          --           --           --         8.00
                 --           --           --         7.63
                 --        (0.01)       (0.01)        9.29
                 --        (0.28)       (0.28)       13.05
----------------------------------------------------------
Class L          --           --           --         8.00
----------------------------------------------------------
Class M          --           --           --         8.04
                 --           --           --         7.66
                 --        (0.01)       (0.01)        9.31
                 --        (0.28)       (0.28)       13.07
                 --           --           --        10.98
----------------------------------------------------------

                                                                 Ratios/Supplemental Data
                                          -----------------------------------------------------------------------
                                                             Ratio of Expenses
                                           Net Assets,           to Average          Net Investment
              For the                         End of           Net Assets (a)         Income (Loss)     Portfolio
              Period           Total          Period      -----------------------      to Average       Turnover
               Ended        Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          --------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A     04/30/2003          5.24%        $ 6,098         1.75%        3.10%           (1.55)%         16.93%
            10/31/2002        (17.22)          6,487         1.74         2.67            (1.52)          55.06
            10/31/2001        (28.11)          7,067         1.55         2.56            (1.30)          48.58
            10/31/2000         22.31           8,262         1.55         2.83            (1.14)          52.97
            10/31/1999         10.13           1,272         1.55         7.93            (1.15)          42.52
---------------------------------------------------------------------------------------------------------------
Class B     04/30/2003          4.85           8,831         2.40         3.75            (2.20)          16.93
            10/31/2002        (17.85)          8,860         2.39         3.32            (2.17)          55.06
            10/31/2001        (28.73)          9,496         2.20         3.21            (1.95)          48.58
            10/31/2000         21.63           8,119         2.20         3.48            (1.79)          52.97
            10/31/1999          9.70           1,135         2.20         8.58            (1.80)          42.52
---------------------------------------------------------------------------------------------------------------
Class C     04/30/2003          4.85           1,973         2.40         3.75            (2.20)          16.93
            10/31/2002        (17.85)          1,975         2.39         3.32            (2.17)          55.06
            10/31/2001        (28.73)          1,943         2.20         3.21            (1.95)          48.58
            10/31/2000         21.63           1,626         2.20         3.48            (1.79)          52.97
---------------------------------------------------------------------------------------------------------------
Class L     04/30/2003          6.38              87         2.40         3.75            (2.20)          16.93
---------------------------------------------------------------------------------------------------------------
Class M     04/30/2003          4.96           1,518         2.30         3.65            (2.10)          16.93
            10/31/2002        (17.76)          1,547         2.29         3.22            (2.07)          55.06
            10/31/2001        (28.64)          2,161         2.10         3.11            (1.85)          48.58
            10/31/2000         21.73           2,489         2.10         3.38            (1.69)          52.97
            10/31/1999          9.77             685         2.10         8.48            (1.70)          42.52
---------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           T. Rowe Price Small Cap 8

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX T. Rowe Price Small Cap ("the Fund") commenced operations on March 1, 1999. The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                           T. Rowe Price Small Cap 9

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX T. Rowe Price Small Cap ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 1999.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Futures contracts: The Fund may enter into futures contracts to manage exposure to market, interest rate or currency fluctuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. The primary risks associated with futures contracts are imperfect correlation between the change in market value of the securities held and the prices of futures contracts; the possibility of an illiquid market and inability of the counterparty to meet the contract terms.

The underlying face amounts of open futures contracts at April 30, 2003, are listed in the Schedule of Investments. The variation margin receivable is included in the accompanying Statement of Assets and

IDEX Mutual Funds
Semi-Annual Report 2003

                           T. Rowe Price Small Cap 10

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

Liabilities. Variation margin represents the excess deposits made in order to maintain the equity account at the required margin level.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Adviser, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.80% of the first $500 million of ANA
      0.70% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.40% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 21
     Retained by Underwriter        --
     Contingent Sales Charges       12

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 3,061
  U.S. Government                                         --
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                  4,715
  U.S. Government                                         --

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

IDEX Mutual Funds
Semi-Annual Report 2003

                           T. Rowe Price Small Cap 11

IDEX T. Rowe Price Small Cap

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4-(continued)

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
 $     1,832    October 31, 2009
       4,119    October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   24,336
                                               ==========
Unrealized Appreciation                        $    1,870
Unrealized (Depreciation)                          (4,622)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $   (2,752)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                           T. Rowe Price Small Cap 12

IDEX T. Rowe Price Tax-Efficient Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
COMMON STOCKS (99.6%)
Aerospace (0.4%)
  Boeing Company (The)                                   8,700      $     237
Amusement & Recreation Services (1.4%)
  Disney (Walt) Company (The)                           39,400            735
Apparel Products (0.4%)
  Cintas Corporation                                     5,400            194
Automotive (0.2%)
  Harley-Davidson, Inc.                                  2,200             98
Beverages (3.1%)
  Anheuser-Busch Companies, Inc.                         5,100            254
  Coca-Cola Company (The)                               21,500            869
  PepsiCo, Inc.                                         12,370            535
Business Services (9.6%)
  ChoicePoint Inc. (a)                                   4,700            166
  Clear Channel Communications, Inc. (a)                26,800          1,048
  eBay Inc. (a)                                          2,500            232
  Equifax Inc.                                           7,400            172
  First Data Corporation                                26,300          1,032
  Hudson Highland Group, Inc. (a) (b)                    1,140             17
  Moody's Corporation                                    5,900            285
  Omnicom Group, Inc.                                   17,100          1,058
  Robert Half International Inc. (a)                    13,400            218
  TMP Worldwide Inc.                                    15,200            255
  WPP Group PLC-ADR (b)                                 16,000            571
Chemicals & Allied Products (2.9%)
  Avon Products, Inc.                                    3,800            221
  Colgate-Palmolive Company                              5,100            292
  Ecolab Inc.                                            3,000            153
  Procter & Gamble Company (The)                         7,700            692
  Valspar Corporation (The) (b)                          3,500            151
Commercial Banks (9.4%)
  Bank of New York Company, Inc. (The)                  29,300            775
  Citigroup Inc.                                        32,059          1,258
  Concord EFS, Inc. (a)                                 12,300            170
  Mellon Financial Corporation                          18,500            489
  Northern Trust Corporation                            26,000            913
  State Street Corporation                              22,300            781
  Wells Fargo & Company                                 11,800            569
Communication (2.9%)
  Certegy Inc. (a) (b)                                   5,100            127
  Viacom, Inc.-Class B (a)                              32,600          1,415
Communications Equipment (0.3%)
  Nokia Oyj-ADR                                         10,600            176
Computer & Data Processing Services (6.0%)
  Automatic Data Processing, Inc.                       14,100            474
  BMC Software, Inc. (a)                                 7,900            118
  Computer Associates International, Inc.                9,400            153
  Intuit Inc. (a)                                        4,300            167
  Microsoft Corporation                                 69,300          1,772
  Oracle Corporation (a)                                39,500            469
Computer & Office Equipment (3.0%)
  Cisco Systems, Inc. (a)                               61,100            919
  Dell Computer Corporation (a)                         17,400            503
  EMC Corporation (a)                                   16,200            147
Drug Stores & Proprietary Stores (1.3%)
  CVS Corporation                                        9,300            225
  Walgreen Co.                                          14,200            438
Educational Services (0.9%)
  Apollo Group, Inc.-Class A (a)                         4,950            268
  DeVRY Inc. (a)                                         8,200            190
Electronic & Other Electric Equipment (3.3%)
  General Electric Company                              59,250          1,745
Electronic Components & Accessories (9.3%)
  Altera Corporation (a)                                34,700            549
  Analog Devices, Inc. (a)                              16,200            537
  Broadcom Corporation-Class A (a)                       9,500            170
  Intel Corporation                                     38,600            710
  Linear Technology Corporation                         23,600            813
  Maxim Integrated Products                             21,600            849
  Molex Incorporated-Class A                             7,700            156
  Texas Instruments Incorporated                        31,100            575
  Xilinx, Inc. (a)                                      19,700            533
Fabricated Metal Products (0.4%)
  Gillette Company (The)                                 7,000            213
Food & Kindred Products (0.7%)
  General Mills, Inc. (b)                                3,700            167
  Wrigley (Wm.) Jr. Company                              3,500            198
Furniture & Home Furnishings Stores (0.9%)
  Bed Bath & Beyond Inc. (a)                             5,900            233
  Williams-Sonoma, Inc. (a)                              9,900            256
Industrial Machinery & Equipment (0.8%)
  Applied Materials, Inc. (a)                           18,300            267
  Illinois Tool Works Inc.                               2,300            147
Insurance (5.2%)
  Ambac Financial Group, Inc.                            3,000            175
  American International Group, Inc.                    24,463          1,418
  UnitedHealth Group Incorporated                        8,500            783
  WellPoint Health Networks Inc. (a)                     4,600            349

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             T. Rowe Price Tax-Efficient Growth 1

IDEX T. Rowe Price Tax-Efficient Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                       Shares          Value
------------------------------------------------------------------------------
Insurance Agents, Brokers & Service (1.7%)
  Marsh & McLennan Companies, Inc.                      18,900      $     901
Lumber & Other Building Materials (1.8%)
  Home Depot, Inc. (The)                                32,900            926
Management Services (1.0%)
  Paychex, Inc.                                         17,000            529
Medical Instruments & Supplies (1.5%)
  Baxter International Inc.                              4,000             92
  Guidant Corporation (a)                                3,700            144
  Medtronic, Inc.                                        8,500            406
  Stryker Corporation                                    2,100            141
Motion Pictures (1.1%)
  AOL Time Warner Inc. (a)                              44,000            602
Paper & Allied Products (0.5%)
  Kimberly-Clark Corporation                             5,300            264
Personal Credit Institutions (0.3%)
  SLM Corporation                                        1,300            146
Pharmaceuticals (14.5%)
  Abbott Laboratories                                   12,800            520
  Amgen Inc. (a)                                        11,900            730
  AstraZeneca PLC-ADR                                    3,600            144
  Cardinal Health, Inc.                                  7,600            420
  Glaxo Wellcome PLC-ADR (b)                            12,200            494
  Johnson & Johnson                                     18,100          1,021
  Lilly (Eli) and Company                               10,400            664
  Merck & Co., Inc.                                     13,000            756
  Pfizer Inc.                                           67,485          2,075
  Wyeth                                                 17,200            749
Printing & Publishing (0.9%)
  McGraw-Hill Companies, Inc. (The)                      8,400            490
Radio & Television Broadcasting (1.0%)
  Univision Communications Inc.-
    Class A (a)(b)                                       7,900            239
  USA Interactive (a) (b)                                9,700            291
Restaurants (0.3%)
  Starbucks Corporation (a)                              7,600            179
Retail Trade (0.8%)
  Tiffany & Co.                                         16,100            447
Rubber & Misc. Plastic Products (0.3%)
  NIKE, Inc.-Class B                                     2,800            150
Security & Commodity Brokers (2.2%)
  American Express Company                               6,800            257
  Franklin Resources, Inc.                              11,000            384
  Schwab (Charles) Corporation (The)                    62,900            543
Telecommunications (0.6%)
  Vodafone Group PLC-ADR (b)                            14,900            294
Transportation & Public Utilities (0.4%)
  Expeditors International of
    Washington, Inc.                                     6,400            233
U.S. Government Agencies (3.2%)
  Fannie Mae                                            13,900          1,007
  Freddie Mac                                           12,200            706
Variety Stores (4.4%)
  Dollar General Corporation (b)                        32,400            471
  Family Dollar Stores, Inc.                            11,500            393
  Wal-Mart Stores, Inc.                                 26,000          1,464
Wholesale Trade Nondurable Goods (0.7%)
  SYSCO Corporation                                     12,900            371
                                                                    ---------
Total Common Stocks (cost: $52,772)                                    52,487
                                                                    ---------

                                                     Principal         Value
-------------------------------------------------------------------------------
SECURITY LENDING COLLATERAL (5.3%)
Bank Notes (0.3%)
  Canadian Imperial Bank of Commerce
    1.40%, due 11/04/2003                            $     160      $     160
Euro Dollar Overnight (0.5%)
  Bank of Montreal
    1.34%, due 05/01/2003                                  109            109
  BNP Paribas SA
    1.24%, due 05/06/2003                                   51             51
  Royal Bank of Canada
    1.35%, due 05/01/2003                                  128            128
Euro Dollar Term (1.6%)
  American Express Centurion Bank
    1.28%, due 05/30/2003                                  256            256
  Bank of Nova Scotia (The)
    1.25%, due 05/07/2003                                   64             64
  Credit Agricole Indosuez
    1.27%, due 05/12/2003                                   19             19
    1.26%, due 06/24/2003                                  128            128
  Danske Bank A/S
    1.25%, due 05/07/2003                                  160            160
  Royal Bank of Scotland Group PLC (The)
    1.25%, due 05/06/2003                                   64             64
  Toronto-Dominion Bank (The)
    1.25%, due 05/07/2003                                  160            160
Medium Term Notes (0.2%)
  Parkland (USA) LLC
    1.31%, due 11/26/2003                                   96             96

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                             T. Rowe Price Tax-Efficient Growth 2

IDEX T. Rowe Price Tax-Efficient Growth

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
At April 30, 2003
(all amounts except share amounts in thousands)
(unaudited)

                                                     Principal         Value
-------------------------------------------------------------------------------
Money Market Funds (2.2%)
  Dreyfus Cash Management Plus Fund
    1-day yield of 1.24%                             $     513      $     513
  Merrimac Cash Series Fund-
    Premium Class
    1-day yield of 1.23%                                   609            609
Promissory Notes (0.4%)
  Goldman Sachs Group, Inc. (The)
    1.39%, due 05/05/2003                                  224            224
Repurchase Agreements (0.1%)
  Merrill Lynch & Co., Inc. (c)
    1.42%, due 05/01/2003                                   64             64
                                                                    ---------
Total Security Lending Collateral (cost: $2,805)                        2,805
                                                                    ---------
Total Investment Securities (cost: $55,577)                         $  55,292
                                                                    =========
SUMMARY:
  Investments, at market value                           104.9%     $  55,292
  Liabilities in excess of other assets                   (4.9)%       (2,570)
                                                     ---------      ---------
  Net assets                                             100.0%     $  52,722
                                                     =========      =========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  No dividends were paid during the preceding twelve months.

(b)  At April 30, 2003, all or a portion of this security is on loan (see Note
     1). The market value at April 30, 2003, of all securities on loan is $2,714.

(c) Cash collateral for the Repurchase Agreements that serve as collateral for securities lending are invested in corporate bonds, the total market value of which is $65.

DEFINITIONS:

ADR American Depositary Receipt

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                      T. Rowe Price Tax-Efficient Growth 3

IDEX T. Rowe Price Tax-Efficient Growth

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
At April 30, 2003
(all amounts except per share amounts in thousands)
(unaudited)

Assets:
  Investment securities, at market value (cost: $55,577)
     (including $2,714 of securities loaned)                        $  55,292
  Cash                                                                    276
  Receivables:
     Shares of beneficial interest sold                                    23
     Dividends                                                             34
  Other                                                                     3
                                                                    ---------
                                                                       55,628
                                                                    ---------
Liabilities:
  Accounts payable and accrued liabilities:
     Shares of beneficial interest redeemed                                19
     Management and advisory fees                                          18
     Distribution fees                                                     23
     Transfer agent fees and expenses                                      22
  Payable for securities on loan                                        2,805
  Other                                                                    19
                                                                    ---------
                                                                        2,906
                                                                    ---------
Net Assets                                                          $  52,722
                                                                    =========
Net Assets Consist of:
  Shares of beneficial interest, unlimited shares authorized        $  57,745
  Accumulated net investment income (loss)                               (172)
  Accumulated net realized gain (loss) from investments                (4,566)
  Net unrealized appreciation (depreciation) of
     investments                                                         (285)
                                                                    ---------
Net Assets                                                          $  52,722
                                                                    =========
Shares Outstanding:
  Class A                                                               4,266
  Class B                                                               1,395
  Class C                                                                 330
  Class L                                                                   7
  Class M                                                                 210
Net Asset Value Per Share:
  Class A                                                           $    8.54
  Class B                                                                8.39
  Class C                                                                8.39
  Class L                                                                8.39
  Class M                                                                8.42
Maximum Offering Price Per Share (1):
  Class A                                                           $    9.04
  Class M                                                                8.50

(1) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and L shares represents offering price. The redemption price for Classes B, L, and M shares equals net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
For the period ended April 30, 2003
(all amounts in thousands)
(unaudited)

Investment Income:
  Interest                                                          $       1
  Dividends                                                               260
  Income from loaned securities-net                                         2
     Less withholding taxes on foreign dividends                           (2)
                                                                    ---------
                                                                          261
                                                                    ---------
Expenses:
  Management and advisory fees                                            168
  Transfer agent fees and expenses                                         59
  Custody fees                                                             11
  Administration fees                                                      15
  Registration fees                                                        40
  Trustees fees and expenses                                                2
  Professional fees                                                        14
  Other                                                                     9
  Distribution and service fees:
     Class A                                                               50
     Class B                                                               57
     Class C                                                               14
     Class M                                                                8
                                                                    ---------
  Total Expenses                                                          447
  Less reimbursements by the investment adviser                           (15)
                                                                    ---------
  Net Expenses                                                            432
                                                                    ---------
Net Investment Income (Loss)                                             (171)
                                                                    ---------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investment securities                    (1,831)
  Net unrealized appreciation (depreciation)
     on investment securities                                           4,784
                                                                    ---------
Net Gain (Loss) on Investments                                          2,953
                                                                    ---------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                                   $   2,782
                                                                    =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                      T. Rowe Price Tax-Efficient Growth 4

IDEX T. Rowe Price Tax-Efficient Growth

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the period ended
(all amounts in thousands)

                                                     April 30,
                                                        2003        October 31,
                                                    (unaudited)        2002
                                                   -------------   ------------
Increase (Decrease) In Net Assets From:
Operations:
  Net investment income (loss)                       $    (171)     $    (250)
  Net realized gain (loss) on investment
     securities                                         (1,831)        (1,926)
  Net unrealized appreciation (depreciation)
     on investment securities                            4,784         (3,554)
                                                     ---------      ---------
                                                         2,782         (5,730)
                                                     ---------      ---------
Distributions to Shareholders:
  From net investment income:
     Class A                                                --             --
     Class B                                                --             --
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --             --
                                                     ---------      ---------
  From net realized gains:
     Class A                                                --             (4)
     Class B                                                --             (8)
     Class C                                                --             (2)
     Class L                                                --             --
     Class M                                                --             (1)
                                                     ---------      ---------
                                                            --            (15)
                                                     ---------      ---------
Capital Share Transactions:
  Proceeds from shares sold:
     Class A                                            13,989         18,342
     Class B                                             1,304          4,876
     Class C                                               297          1,368
     Class L                                                59             --
     Class M                                               140            602
                                                     ---------      ---------
                                                        15,789         25,188
                                                     ---------      ---------
  Dividends and distributions reinvested:
     Class A                                                --              4
     Class B                                                --              7
     Class C                                                --              2
     Class L                                                --             --
     Class M                                                --              1
                                                     ---------      ---------
                                                            --             14
                                                     ---------      ---------
  Cost of shares redeemed:
     Class A                                            (1,009)        (3,710)
     Class B                                            (2,012)        (5,604)
     Class C                                              (570)        (1,260)
     Class L                                                (9)            --
     Class M                                              (537)          (954)
                                                     ---------      ---------
                                                        (4,137)       (11,528)
                                                     ---------      ---------
                                                        11,652         13,674
                                                     ---------      ---------
Net increase (decrease) in net assets                   14,434          7,929
                                                     ---------      ---------
Net Assets:
  Beginning of period                                   38,288         30,359
                                                     ---------      ---------
  End of period                                      $  52,722      $  38,288
                                                     =========      =========
Accumulated Net Investment Income (Loss)             $    (172)     $      (1)
                                                     =========      =========

Share Activity:
  Shares issued during the period:
     Class A                                             1,751          2,160
     Class B                                               162            498
     Class C                                                37            147
     Class L                                                 8             --
     Class M                                                18             61
                                                     ---------      ---------
                                                         1,976          2,866
                                                     ---------      ---------
  Shares issued-reinvested from distributions:
     Class A                                                --             --
     Class B                                                --              1
     Class C                                                --             --
     Class L                                                --             --
     Class M                                                --             --
                                                     ---------      ---------
                                                            --              1
                                                     ---------      ---------
  Shares redeemed during the period:
     Class A                                              (127)          (414)
     Class B                                              (257)          (643)
     Class C                                               (73)          (141)
     Class L                                                (1)            --
     Class M                                               (68)          (105)
                                                     ---------      ---------
                                                          (526)        (1,303)
                                                     ---------      ---------
Net increase (decrease) in shares outstanding            1,450          1,564
                                                     =========      =========

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                      T. Rowe Price Tax-Efficient Growth 5

IDEX T. Rowe Price Tax-Efficient Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(unaudited)

                         For a share of beneficial interest outstanding throughout
                                                each period
                         ---------------------------------------------------------
                                                 Investment Operations
                                     ---------------------------------------------
                          Net Asset
              For the       Value,         Net         Net Realized
              Period      Beginning     Investment    and Unrealized      Total
           Ended (d)(g)   of Period   Income (Loss)     Gain (Loss)    Operations
          -------------- ----------- --------------- ---------------- ------------
Class A   04/30/2003       $  8.09     $   (0.02)        $   0.47       $   0.45
          10/31/2002          9.54         (0.02)           (1.43)         (1.45)
          10/31/2001         10.64          0.05            (1.13)         (1.08)
          10/31/2000         10.20          0.08             0.44           0.52
          10/31/1999         10.00          0.06             0.18           0.24
--------------------------------------------------------------------------------
Class B   04/30/2003          7.99         (0.05)            0.45           0.40
          10/31/2002          9.49         (0.09)           (1.41)         (1.50)
          10/31/2001         10.63         (0.02)           (1.12)         (1.14)
          10/31/2000         10.19          0.02             0.44           0.46
          10/31/1999         10.00          0.01             0.18           0.19
--------------------------------------------------------------------------------
Class C   04/30/2003          7.99         (0.05)            0.45           0.40
          10/31/2002          9.49         (0.09)           (1.41)         (1.50)
          10/31/2001         10.63         (0.02)           (1.12)         (1.14)
          10/31/2000         10.19          0.02             0.44           0.46
--------------------------------------------------------------------------------
Class L   04/30/2003          7.91         (0.04)            0.52           0.48
--------------------------------------------------------------------------------
Class M   04/30/2003          8.00         (0.05)            0.47           0.42
          10/31/2002          9.49         (0.08)           (1.41)         (1.49)
          10/31/2001         10.63         (0.01)           (1.13)         (1.14)
          10/31/2000         10.19          0.03             0.44           0.47
          10/31/1999         10.00          0.02             0.18           0.20
--------------------------------------------------------------------------------

            For a share of beneficial interest outstanding
                       throughout each period
          --------------------------------------------------
                       Distributions
          ---------------------------------------
                                                   Net Asset
            From Net    From Net                    Value,
           Investment   Realized       Total          End
             Income       Gains    Distributions   of Period
          ------------ ---------- --------------- ----------
Class A     $     --      $  --      $     --      $  8.54
                  --         --            --         8.09
               (0.02)        --         (0.02)        9.54
               (0.08)        --         (0.08)       10.64
               (0.04)        --         (0.04)       10.20
----------------------------------------------------------
Class B           --         --            --         8.39
                  --         --            --         7.99
                  --         --            --         9.49
               (0.02)        --         (0.02)       10.63
                  --         --            --        10.19
----------------------------------------------------------
Class C           --         --            --         8.39
                  --         --            --         7.99
                  --         --            --         9.49
               (0.02)        --         (0.02)       10.63
----------------------------------------------------------
Class L           --         --            --         8.39
----------------------------------------------------------
Class M           --         --            --         8.42
                  --         --            --         8.00
                  --         --            --         9.49
               (0.03)        --         (0.03)       10.63
               (0.01)        --         (0.01)       10.19
----------------------------------------------------------

                                                               Ratios/Supplemental Data
                                        -----------------------------------------------------------------------
                                                           Ratio of Expenses
                                         Net Assets,           to Average          Net Investment
             For the                        End of           Net Assets (a)         Income (Loss)     Portfolio
             Period          Total          Period      -----------------------      to Average       Turnover
              Ended       Return (c)       (000's)       Net (e)     Total (f)     Net Assets (a)     Rate (b)
          ------------   ------------   -------------   ---------   -----------   ----------------   ----------
Class A   04/30/2003          5.56%        $ 36,422        1.70%        1.77%           (0.54)%          9.85%
          10/31/2002        (15.20)          21,389        1.68         1.95            (0.27)          75.50
          10/31/2001        (10.14)           8,552        1.55         2.07             0.47           30.02
          10/31/2000          5.14            5,452        1.55         2.68             0.66           58.32
          10/31/1999          2.40            1,840        1.55         7.57             1.09           20.48
-------------------------------------------------------------------------------------------------------------
Class B   04/30/2003          5.14           11,712        2.35         2.42            (1.19)           9.85
          10/31/2002        (15.84)          11,897        2.33         2.60            (0.92)          75.50
          10/31/2001        (10.75)          15,500        2.20         2.72            (0.18)          30.02
          10/31/2000          4.49            7,597        2.20         3.33             0.01           58.32
          10/31/1999          1.96            2,134        2.20         8.22             0.44           20.48
-------------------------------------------------------------------------------------------------------------
Class C   04/30/2003          5.14            2,767        2.35         2.42            (1.19)           9.85
          10/31/2002        (15.84)           2,920        2.33         2.60            (0.92)          75.50
          10/31/2001        (10.75)           3,419        2.20         2.72            (0.18)          30.02
          10/31/2000          4.49            1,935        2.20         3.33             0.01           58.32
-------------------------------------------------------------------------------------------------------------
Class L   04/30/2003          6.07               55        2.35         2.42            (1.19)           9.85
-------------------------------------------------------------------------------------------------------------
Class M   04/30/2003          5.25            1,766        2.25         2.32            (1.09)           9.85
          10/31/2002        (15.71)           2,082        2.23         2.50            (0.82)          75.50
          10/31/2001        (10.66)           2,888        2.10         2.62            (0.08)          30.02
          10/31/2000          4.59            1,916        2.10         3.23             0.11           58.32
          10/31/1999          2.03            1,058        2.10         8.12             0.54           20.48
-------------------------------------------------------------------------------------------------------------

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                      T. Rowe Price Tax-Efficient Growth 6

IDEX T. Rowe Price Tax-Efficient Growth

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
NOTES TO FINANCIAL HIGHLIGHTS
(unaudited)

(a)   Annualized.

(b)   Not annualized for periods of less than one year.

(c) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase. Periods of less than one year are not annualized.

(d) Per share information is calculated based on average number of shares outstanding for the periods ending 10/31/2001, 10/31/2002 and 04/30/2003.

(e) Ratio of Net Expenses to Average Net Assets shows the net expense ratio, which is total expenses less reimbursements by the investment adviser.

(f) Ratio of Total Expenses to Average Net Assets does not take into account reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any.

(g) IDEX T. Rowe Price Tax-Efficient Growth ("the Fund") commenced operations on March 1, 1999. The inception date for the Fund's offering of share classes C and L are as follows:

      Class C - November 1, 1999
      Class L - November 11, 2002

The notes to the financial statements are an integral part of this report.

IDEX Mutual Funds
Semi-Annual Report 2003

                      T. Rowe Price Tax-Efficient Growth 7

IDEX T. Rowe Price Tax-Efficient Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

IDEX Mutual Funds is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. IDEX T. Rowe Price Tax-Efficient Growth ("the Fund"), part of IDEX Mutual Funds, began operations on March 1, 1999.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Multiple class operations and expenses: The Fund currently offers five classes of shares, each with a public offering price that reflects different sales charges, if any, and expense levels. Effective November 11, 2002, Class C and M shares were closed to new investors. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In preparing the Fund's financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security valuations: Fund investments traded on an exchange are stated at the last reported sales price on the day of valuation on the exchange where the security is principally traded. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market. Other securities for which quotations are not readily available are valued at fair value determined in such a manner as the adviser and sub-adviser, under the supervision of the Board of Trustees and the Fund's Valuation Committee, determine in good faith.

Cash: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at April 30, 2003, was paying an interest rate of 1.00%.

Securities lending: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, IBT, as a lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against the risk that the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral. Securities on loan are included in investment securities at market value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required to be secured by collateral at least equal to 102% of the market value of the securities at inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to market securities loaned and the collateral each business day. If additional collateral is due (at least $1), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT may indemnify the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and market value of securities on loan are included in the Statement of Assets and Liabilities as well as on the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded for on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rate in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gains or losses from investments. Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on

IDEX Mutual Funds
Semi-Annual Report 2003

                      T. Rowe Price Tax-Efficient Growth 8

IDEX T. Rowe Price Tax-Efficient Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 1-(continued)

forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received. Foreign currency denominated assets may involve risks not typically associated with domestic transactions, including unanticipated movements in exchange currency rates, the degree of government supervision and regulation of security markets, and the possibility of political or economic instability.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with Federal income tax regulations which may differ from GAAP. The Fund at April 30, 2003 had no dividend distributions.

NOTE 2. FEES, EARNINGS CREDITS AND RELATED PARTY TRANSACTIONS

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. AFSG Securities Corp. ("AFSG") is the Fund's distributor/principal underwriter. AEGON/Transamerica Investor Services, Inc. ("ATIS") is the Fund's transfer agent. ATIS and AFSG are 100% owned by AUSA Holding Company ("AUSA"). ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation.

Investment advisory fees: The Fund pays management fees to ATFA based on average daily net assets ("ANA") at the following stated break points:

      0.75% of the first $500 million of ANA
      0.65% of ANA over $500 million

ATFA currently voluntarily waives its advisory fee and will reimburse the Fund to the extent that operating expenses, excluding 12b-1 fees, exceed the following stated annual limit:

    1.35% Expense Limit

If total fund expenses fall below the annual expense limitations agreed to by the adviser within the succeeding three years, the Fund may be required to pay the advisor a portion or all of the waived advisory fees.

Distribution and service fees: The Fund has a 12b-1 distribution plan under the 1940 Act pursuant to which an annual fee, based on average daily net assets, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Fund. The 12b-1 fee for the Fund is comprised of a 0.25% service fee and the remaining amount is an asset-based sales charge/distribution fee. The Fund is authorized under the 12b-1 plan to pay fees on each class up to the following limits:

  Class A            0.35%
  Class B            1.00%
  Class C            1.00%
  Class L            1.00%
  Class M            0.90%

Underwriter commissions relate to front-end sales charges imposed for Class A and M shares and contingent deferred sales charges from Classes B, L, M and certain A share redemptions. For the six-months ended April 30, 2003, the underwriter commissions were as follows:

     Received by Underwriter      $ 14
     Retained by Underwriter         1
     Contingent Sales Charges       24

Administrative services: The Fund has entered into an agreement with ATFS for financial and legal fund administration services, which include such items as compliance, expenses, financial statements and other reporting, distributions, tax returns, prospectus preparation, board of trustees meeting support and other legal matters. ATFS provides its services to the Fund at a cost and is reimbursed monthly.

Transfer agency fees and expenses: The Fund pays ATIS annual per-account charges (not in thousands) of $15.39 for each open shareholder account, $2.73 for each new account opened, $1.63 for each closed account maintained, and certain out-of-pocket expenses.

Deferred compensation plan: Each eligible Fund Trustee may elect participation in the Deferred Compensation Plan ("the Plan"). Under the Plan, such Trustees may defer payment of a percentage of their total fees earned as a Fund Trustee. These deferred amounts may be invested in any IDEX Fund. Contributions made under the Plan and appreciation (depreciation) and income of Plan assets are included in Trustees fees and expenses. At April 30, 2003, invested plan amounts are included in Other assets, and the total liability of $1 for deferred compensation to Trustees is included in Other liabilities.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the six-months ended April 30, 2003, are as follows:

Purchases of securities:
  Long-Term excluding U.S. Government                $ 15,553
  U.S. Government                                         277
Proceeds from maturities and sales of securities:
  Long-Term excluding U.S. Government                   4,192
  U.S. Government                                         210

IDEX Mutual Funds
Semi-Annual Report 2003

                      T. Rowe Price Tax-Efficient Growth 9

IDEX T. Rowe Price Tax-Efficient Growth

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
At April 30, 2003
(all amounts in thousands)
(unaudited)

NOTE 4. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

 Capital Loss
 Carryforward   Available through
-------------- ------------------
    $    32     October 31, 2007
        378     October 31, 2008
        219     October 31, 2009
      1,976     October 31, 2010

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of April 30, 2003, are as follows:

Federal Tax Cost Basis                         $   55,705
                                               ==========
Unrealized Appreciation                        $    2,834
Unrealized (Depreciation)                          (3,247)
                                               ----------
Net Unrealized Appreciation (Depreciation)     $     (413)
                                               ==========

IDEX Mutual Funds
Semi-Annual Report 2003

                     T. Rowe Price Tax-Efficient Growth 10

                            [LOGO] IDEX MUTUAL FUNDS

                     Customer Service 1-888-233-IDEX (4339)
                               www.idexfunds.com
                    Distributor: AFSG Securities Corporation

                               FORM N-CSR(2 OF 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10 (EXHIBITS):

       SUB-ITEM 10a - Not applicable to this filing.

       SUB-ITEM 10b - Included with this filing.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  IDEX Mutual Funds

                  By:     /s/ Brian C. Scott
                       ---------------------------------------------------------
                          President and Chief Executive Officer

                  Date    July 1, 2003
                       ---------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                  By:     /s/ Brian C. Scott
                       ---------------------------------------------------------
                          President and Chief Executive Officer

                  Date    July 1, 2003
                       ------------------------

                  By:     /s/ Kim D. Day
                       ---------------------------------------------------------
                          Vice President, Treasurer and Principal
                          Financial Officer

                  Date    July 1, 2003
                       ------------------------

                                  EXHIBIT INDEX

Exhibit No.     Description of Exhibit
-----------     ----------------------
10(b)(1)        Section 302 N-CSR Certification of Principal Executive Officer
10(b)(2)        Section 302 N-CSR Certification of Principal Financial Officer
10(b)(3)        Section 906 N-CSR Certification of Principal Executive Officer
10(b)(4)        Section 906 N-CSR Certification of Principal Financial Officer